UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee, President

Rydex Series Funds

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: March 31

Date of reporting period: April 1, 2018 - June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 98.6%
BANKS - 94.2%
Wells Fargo & Co.	18,001	$997,975
Citigroup, Inc.	14,870	995,100
JPMorgan Chase & Co.	9,115	949,783
Bank of America Corp.	33,437	942,589
U.S. Bancorp	14,538	727,191
PNC Financial Services Group, Inc.	4,712	636,591
Bank of New York Mellon Corp.	10,803	582,606
Capital One Financial Corp.	5,763	529,620
BB&T Corp.	9,970	502,887
State Street Corp.	4,938	459,678
SunTrust Banks, Inc.	6,698	442,202
M&T Bank Corp.	2,337	397,641
Northern Trust Corp.	3,710	381,722
KeyCorp	18,472	360,943
Regions Financial Corp.	20,051	356,507
Fifth Third Bancorp	12,111	347,586
Citizens Financial Group, Inc.	8,805	342,514
Huntington Bancshares, Inc.	21,789	321,606
Comerica, Inc.	3,462	314,765
First Republic Bank	3,247	314,277
SVB Financial Group*	1,051	303,487
Zions Bancorporation	4,851	255,599
East West Bancorp, Inc.	3,688	240,458
HDFC Bank Ltd. ADR	2,165	227,368
Toronto-Dominion Bank	3,878	224,381
ICICI Bank Ltd. ADR	27,241	218,745
Popular, Inc.	4,821	217,957
Signature Bank*	1,696	216,884
Royal Bank of Canada	2,880	216,864
HSBC Holdings plc ADR	4,552	214,581
Commerce Bancshares, Inc.	3,273	211,796
Cullen/Frost Bankers, Inc.	1,929	208,795
Bank of Nova Scotia	3,578	204,733
CIT Group, Inc.	4,028	203,051
Deutsche Bank AG	19,008	201,865
Canadian Imperial Bank of Commerce	2,287	198,786
Bank of Montreal	2,568	198,404
Synovus Financial Corp.	3,755	198,377
UBS Group AG*	12,850	197,119
Credit Suisse Group AG ADR*	13,076	194,571
ING Groep N.V. ADR[1]	13,558	194,151
BOK Financial Corp.	2,059	193,567
PacWest Bancorp	3,899	192,689
Webster Financial Corp.	3,021	192,438
Western Alliance Bancorporation*	3,359	190,153
First Horizon National Corp.	10,613	189,336
Bank of the Ozarks	4,166	187,637
Umpqua Holdings Corp.	7,803	176,270
Prosperity Bancshares, Inc.	2,548	174,181
Associated Banc-Corp.	6,320	172,536
Wintrust Financial Corp.	1,982	172,533
First Citizens BancShares, Inc. — Class A	427	172,209
Pinnacle Financial Partners, Inc.	2,800	171,780
FNB Corp.	12,442	166,972
Texas Capital Bancshares, Inc.*	1,808	165,432
IBERIABANK Corp.	2,154	163,273
BankUnited, Inc.	3,982	162,665
TCF Financial Corp.	6,519	160,498
Valley National Bancorp	13,183	160,305
Home BancShares, Inc.	7,101	160,199
Chemical Financial Corp.	2,835	157,824
United Bankshares, Inc.	4,331	157,648
Hancock Whitney Corp.	3,355	156,511
UMB Financial Corp.	2,053	156,500
MB Financial, Inc.	3,348	156,352
Bank of Hawaii Corp.	1,805	150,573
First Financial Bankshares, Inc.[1]	2,905	147,864
BancorpSouth Bank	4,470	147,286
Glacier Bancorp, Inc.	3,735	144,470
Cathay General Bancorp	3,553	143,861
South State Corp.	1,650	142,312
Old National Bancorp	7,373	137,138
First Financial Bancorp	4,464	136,822
Columbia Banking System, Inc.	3,343	136,729
Fulton Financial Corp.	8,273	136,504
International Bancshares Corp.	3,164	135,419
Simmons First National Corp. — Class A	4,408	131,799
First Midwest Bancorp, Inc.	5,080	129,388
CenterState Bank Corp.	4,290	127,928
Union Bankshares Corp.	3,280	127,526
CVB Financial Corp.	5,585	125,216
Hope Bancorp, Inc.	6,983	124,507
United Community Banks, Inc.	3,984	122,189
Trustmark Corp.	3,712	121,123
Ameris Bancorp	2,190	116,836
Banner Corp.	1,873	112,623
LegacyTexas Financial Group, Inc.	2,744	107,071
Total Banks		22,466,447
SAVINGS & LOANS - 3.5%
People's United Financial, Inc.	11,069	200,238
New York Community Bancorp, Inc.	16,730	184,699
Sterling Bancorp	7,791	183,088
Investors Bancorp, Inc.	12,148	155,373
Pacific Premier Bancorp, Inc.*	2,759	105,256
Total Savings & Loans		828,654
INSURANCE - 0.9%
Voya Financial, Inc.	4,642	218,174
Total Common Stocks
(Cost $20,275,078)		23,513,275

PREFERRED STOCKS† - 1.1%
BANKS - 1.1%
Itau Unibanco Holding S.A. ADR	26,065	270,555
Total Preferred Stocks
(Cost $269,516)		270,555

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.4%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	$51,184	$51,184
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	25,134	25,134
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	16,755	16,755
Total Repurchase Agreements
(Cost $93,073)		93,073

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[4]	242,660	242,660
Total Securities Lending Collateral
(Cost $242,660)		242,660
Total Investments - 101.1%
(Cost $20,880,327)		$24,119,563
Other Assets & Liabilities, net - (1.1)%		(257,459)
Total Net Assets - 100.0%		$23,862,104

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,513,275	$—	$—	$23,513,275
Preferred Stocks	270,555	—	—	270,555
Repurchase Agreements	—	93,073	—	93,073
Securities Lending Collateral	242,660	—	—	242,660
Total Assets	$24,026,490	$93,073	$—	$24,119,563

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.4%
Chemicals - 43.7%
DowDuPont, Inc.	31,259	$2,060,593
Praxair, Inc.	7,102	1,123,181
LyondellBasell Industries N.V. — Class A	9,975	1,095,754
Sherwin-Williams Co.	2,566	1,045,825
Air Products & Chemicals, Inc.	6,168	960,543
PPG Industries, Inc.	8,280	858,884
Celanese Corp. — Class A	5,823	646,702
Westlake Chemical Corp.	5,760	619,949
Eastman Chemical Co.	6,178	617,553
FMC Corp.	6,510	580,757
Albemarle Corp.[1]	5,839	550,793
Mosaic Co.	19,442	545,348
CF Industries Holdings, Inc.	12,110	537,684
International Flavors & Fragrances, Inc.	4,246	526,334
RPM International, Inc.	8,637	503,710
Nutrien Ltd.	9,148	497,468
Axalta Coating Systems Ltd.*	15,055	456,317
Chemours Co.	10,144	449,988
Huntsman Corp.	14,228	415,458
WR Grace & Co.	5,116	375,054
Ashland Global Holdings, Inc.	4,752	371,511
Olin Corp.	12,617	362,360
Methanex Corp.	5,052	357,176
Valvoline, Inc.	16,353	352,734
Cabot Corp.	5,208	321,698
Platform Specialty Products Corp.*	27,585	319,986
Sociedad Quimica y Minera de Chile S.A. ADR[1]	6,580	316,169
PolyOne Corp.	7,292	315,160
Balchem Corp.	3,050	299,327
Sensient Technologies Corp.	4,130	295,502
HB Fuller Co.	5,130	275,379
Tronox Ltd. — Class A	13,610	267,845
GCP Applied Technologies, Inc.*	8,130	235,364
Rayonier Advanced Materials, Inc.	9,460	161,671
Total Chemicals		18,719,777
Mining - 18.7%
Freeport-McMoRan, Inc.	48,916	844,290
Newmont Mining Corp.	19,683	742,246
Barrick Gold Corp.	53,874	707,366
Rio Tinto plc ADR	10,585	587,256
Goldcorp, Inc.	36,484	500,196
Alcoa Corp.*	10,629	498,288
BHP Billiton Ltd. ADR[1]	9,325	466,343
Teck Resources Ltd. — Class B	16,581	421,986
Royal Gold, Inc.	4,461	414,159
Agnico Eagle Mines Ltd.	8,350	382,680
Franco-Nevada Corp.	5,172	377,659
Randgold Resources Ltd. ADR	4,654	358,777
Wheaton Precious Metals Corp.	15,064	332,312
Pan American Silver Corp.	16,179	289,604
AngloGold Ashanti Ltd. ADR	32,381	265,848
Compass Minerals International, Inc.[1]	3,708	243,801
Kaiser Aluminum Corp.	2,047	213,113
Century Aluminum Co.*	12,458	196,214
Coeur Mining, Inc.*	25,217	191,649
Total Mining		8,033,787
Packaging & Containers - 11.5%
WestRock Co.	10,999	627,163
Ball Corp.	16,468	585,437
Packaging Corporation of America	4,724	528,096
Sealed Air Corp.	10,163	431,419
Berry Global Group, Inc.*	9,047	415,619
Crown Holdings, Inc.*	9,186	411,165
Sonoco Products Co.	7,320	384,300
Graphic Packaging Holding Co.	24,825	360,211
Bemis Company, Inc.	7,756	327,381
KapStone Paper and Packaging Corp.	8,970	309,465
Silgan Holdings, Inc.	10,822	290,354
Owens-Illinois, Inc.*	16,018	269,263
Total Packaging & Containers		4,939,873
Iron & Steel - 10.3%
Vale S.A. ADR	73,658	944,296
Nucor Corp.	11,359	709,938
Steel Dynamics, Inc.	11,815	542,899
Reliance Steel & Aluminum Co.	4,613	403,822
United States Steel Corp.	11,579	402,370
ArcelorMittal	12,071	347,403
Allegheny Technologies, Inc.*	11,419	286,845
Cleveland-Cliffs, Inc.*	31,174	262,797
Carpenter Technology Corp.	4,888	256,962
Commercial Metals Co.	11,751	248,064
Total Iron & Steel		4,405,396
Building Materials - 6.2%
Vulcan Materials Co.	5,333	688,277
Martin Marietta Materials, Inc.	2,789	622,867
Eagle Materials, Inc.	3,501	367,500
Louisiana-Pacific Corp.	12,103	329,444
Summit Materials, Inc. — Class A*	10,885	285,731
Boise Cascade Co.	5,020	224,394
US Concrete, Inc.*	2,762	145,005
Total Building Materials		2,663,218
Commercial Services - 2.5%
Ecolab, Inc.	7,514	1,054,440
Forest Products & Paper - 2.4%
International Paper Co.	14,463	753,233
Domtar Corp.	6,171	294,604
Total Forest Products & Paper		1,047,837
Miscellaneous Manufacturing - 1.6%
AptarGroup, Inc.	4,314	402,841
Trinseo S.A.	4,090	290,186
Total Miscellaneous Manufacturing		693,027
Household Products & Housewares - 1.2%
Avery Dennison Corp.	4,875	497,737
Housewares - 0.8%
Scotts Miracle-Gro Co. — Class A	4,280	355,925
Coal - 0.5%
Warrior Met Coal, Inc.	7,690	212,013
Total Common Stocks
(Cost $33,713,542)		42,623,030

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 1.2%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	$287,949	$287,949
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	141,396	141,396
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	94,264	94,264
Total Repurchase Agreements
(Cost $523,609)		523,609

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[4]	762,606	762,606
Total Securities Lending Collateral
(Cost $762,606)		762,606
Total Investments - 102.4%
(Cost $34,999,757)		$43,909,245
Other Assets & Liabilities, net - (2.4)%		(1,017,867)
Total Net Assets - 100.0%		$42,891,378

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$42,623,030	$—	$—	$42,623,030
Repurchase Agreements	—	523,609	—	523,609
Securities Lending Collateral	762,606	—	—	762,606
Total Assets	$43,385,636	$523,609	$—	$43,909,245

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.5%
Biotechnology - 69.9%
Amgen, Inc.	92,642	$17,100,787
Gilead Sciences, Inc.	210,480	14,910,403
Biogen, Inc.*	40,978	11,893,455
Celgene Corp.*	148,683	11,808,404
Shire plc ADR	67,020	11,312,976
Vertex Pharmaceuticals, Inc.*	62,445	10,613,152
Regeneron Pharmaceuticals, Inc.*	28,329	9,773,222
Illumina, Inc.*	34,983	9,770,402
Alexion Pharmaceuticals, Inc.*	66,396	8,243,063
BioMarin Pharmaceutical, Inc.*	68,500	6,452,700
Incyte Corp.*	81,605	5,467,535
Seattle Genetics, Inc.*	77,707	5,158,968
Alnylam Pharmaceuticals, Inc.*	46,652	4,594,755
Bio-Rad Laboratories, Inc. — Class A*	15,432	4,452,749
Sage Therapeutics, Inc.*	26,780	4,191,873
Exelixis, Inc.*	191,977	4,131,345
Exact Sciences Corp.*	66,244	3,960,729
Bluebird Bio, Inc.*	25,032	3,928,772
FibroGen, Inc.*	57,820	3,619,532
Loxo Oncology, Inc.*	20,340	3,528,583
United Therapeutics Corp.*	30,406	3,440,439
Ligand Pharmaceuticals, Inc. — Class B*	16,235	3,363,405
Ionis Pharmaceuticals, Inc.*	80,061	3,336,142
Immunomedics, Inc.*,1	134,870	3,192,373
Ultragenyx Pharmaceutical, Inc.*	38,396	2,951,501
Spark Therapeutics, Inc.*	34,530	2,857,703
Amicus Therapeutics, Inc.*	165,991	2,592,779
Medicines Co.*,1	69,668	2,556,816
Intercept Pharmaceuticals, Inc.*	29,990	2,516,461
Myriad Genetics, Inc.*	66,696	2,492,430
Blueprint Medicines Corp.*	37,530	2,382,404
Puma Biotechnology, Inc.*	40,060	2,369,549
Spectrum Pharmaceuticals, Inc.*	111,240	2,331,590
ACADIA Pharmaceuticals, Inc.*	143,183	2,186,404
Editas Medicine, Inc.*	55,259	1,979,930
AnaptysBio, Inc.*	26,518	1,883,839
ImmunoGen, Inc.*	184,850	1,798,590
Sangamo Therapeutics, Inc.*	125,280	1,778,976
Radius Health, Inc.*,1	60,223	1,774,772
Esperion Therapeutics, Inc.*,1	38,957	1,526,725
Dynavax Technologies Corp.*,1	98,700	1,505,175
Total Biotechnology		205,731,408
Pharmaceuticals - 25.6%
AbbVie, Inc.	196,456	18,201,648
Mylan N.V.*	177,390	6,410,875
Sarepta Therapeutics, Inc.*	40,090	5,299,096
Neurocrine Biosciences, Inc.*	46,591	4,577,100
Nektar Therapeutics*	85,605	4,180,092
Jazz Pharmaceuticals plc*	23,900	4,117,970
PRA Health Sciences, Inc.*	40,298	3,762,221
Alkermes plc*	80,618	3,318,237
Agios Pharmaceuticals, Inc.*	38,544	3,246,561
Supernus Pharmaceuticals, Inc.*	48,190	2,884,171
Array BioPharma, Inc.*	167,420	2,809,308
Ironwood Pharmaceuticals, Inc. — Class A*	139,981	2,676,437
TESARO, Inc.*,1	57,193	2,543,373
Horizon Pharma plc*	149,894	2,482,245
Clovis Oncology, Inc.*	53,217	2,419,777
Global Blood Therapeutics, Inc.*	52,295	2,363,734
Portola Pharmaceuticals, Inc.*	62,185	2,348,727
Pacira Pharmaceuticals, Inc.*	50,539	1,619,775
Total Pharmaceuticals		75,261,347
Healthcare-Services - 2.4%
Charles River Laboratories International, Inc.*	31,768	3,566,276
Syneos Health, Inc.*	72,630	3,406,347
Total Healthcare-Services		6,972,623
Healthcare-Products - 1.6%
Bio-Techne Corp.	23,522	3,480,080
MiMedx Group, Inc.*,1	222,710	1,423,117
Total Healthcare-Products		4,903,197
Total Common Stocks
(Cost $168,622,275)		292,868,575

RIGHTS††† - 0.0%
Dyax Corp.*,5	167,165	–
Clinical Data, Inc.*,5	24,000	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	$1,152,458	1,152,458
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	565,912	565,912
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	377,274	377,274
Total Repurchase Agreements
(Cost $2,095,644)		2,095,644

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[4]	8,568,882	8,568,882
Total Securities Lending Collateral
(Cost $8,568,882)		8,568,882
Total Investments - 103.1%
(Cost $179,286,801)		$303,533,101
Other Assets & Liabilities, net - (3.1)%		(9,211,240)
Total Net Assets - 100.0%		$294,321,861

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2018.
[5]	Security was fair valued by the Valuation Committee at June 30, 2018. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$292,868,575	$—	$—		$292,868,575
Rights	—	—	—	*	—
Repurchase Agreements	—	2,095,644	—		2,095,644
Securities Lending Collateral	8,568,882	—	—		8,568,882
Total Assets	$301,437,457	$2,095,644	$—		$303,533,101

*	Includes securities with a market value of $0

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.5%
Food - 39.4%
Kraft Heinz Co.	84,915	$5,334,360
Mondelez International, Inc. — Class A	114,412	4,690,892
Sysco Corp.	53,147	3,629,409
Tyson Foods, Inc. — Class A	44,999	3,098,181
General Mills, Inc.	69,471	3,074,786
Kellogg Co.	43,136	3,013,912
Kroger Co.	104,633	2,976,809
Hormel Foods Corp.[1]	73,058	2,718,488
Hershey Co.	28,493	2,651,559
McCormick & Company, Inc.	21,055	2,444,275
Campbell Soup Co.[1]	53,820	2,181,863
Conagra Brands, Inc.	60,976	2,178,673
JM Smucker Co.	19,962	2,145,516
Lamb Weston Holdings, Inc.	28,300	1,938,833
US Foods Holding Corp.*	45,640	1,726,105
Ingredion, Inc.	15,205	1,683,194
Pinnacle Foods, Inc.	25,810	1,679,199
Post Holdings, Inc.*,1	16,920	1,455,458
Pilgrim's Pride Corp.*	66,149	1,331,579
Flowers Foods, Inc.	61,692	1,285,044
Lancaster Colony Corp.	8,631	1,194,703
Performance Food Group Co.*	32,419	1,189,777
Hain Celestial Group, Inc.*	37,505	1,117,649
Darling Ingredients, Inc.*	55,658	1,106,481
Sprouts Farmers Market, Inc.*	47,211	1,041,947
TreeHouse Foods, Inc.*	19,782	1,038,753
J&J Snack Foods Corp.	6,686	1,019,414
Sanderson Farms, Inc.	8,914	937,307
United Natural Foods, Inc.*	21,070	898,846
B&G Foods, Inc.[1]	28,796	861,000
Cal-Maine Foods, Inc.*,1	18,711	857,899
Hostess Brands, Inc.*	59,430	808,248
Calavo Growers, Inc.[1]	8,210	789,392
SUPERVALU, Inc.*	27,082	555,723
Total Food		64,655,274
Beverages - 24.8%
Coca-Cola Co.	189,463	8,309,847
PepsiCo, Inc.	69,942	7,614,586
Constellation Brands, Inc. — Class A	17,259	3,777,477
Monster Beverage Corp.*	60,378	3,459,659
Dr Pepper Snapple Group, Inc.	23,266	2,838,452
Brown-Forman Corp. — Class B	56,886	2,787,983
Anheuser-Busch InBev S.A. ADR	23,508	2,368,666
Molson Coors Brewing Co. — Class B	34,266	2,331,459
Coca-Cola European Partners plc	41,314	1,679,001
Fomento Economico Mexicano SAB de CV ADR	17,133	1,504,106
Diageo plc ADR	9,640	1,388,256
National Beverage Corp.*	12,854	1,374,093
Boston Beer Company, Inc. — Class A*	3,829	1,147,551
Total Beverages		40,581,136
Cosmetics & Personal Care - 13.3%
Procter & Gamble Co.	109,896	8,578,482
Colgate-Palmolive Co.	70,409	4,563,207
Estee Lauder Companies, Inc. — Class A	29,115	4,154,419
Coty, Inc. — Class A	136,685	1,927,259
Unilever N.V. — Class Y	28,526	1,589,469
Edgewell Personal Care Co.*	20,188	1,018,686
Total Cosmetics & Personal Care		21,831,522
Agriculture - 12.1%
Philip Morris International, Inc.	83,198	6,717,407
Altria Group, Inc.	110,813	6,293,070
Archer-Daniels-Midland Co.	67,017	3,071,389
Bunge Ltd.	27,033	1,884,471
British American Tobacco plc ADR	36,787	1,855,904
Total Agriculture		19,822,241
Household Products & Housewares - 6.0%
Kimberly-Clark Corp.	35,368	3,725,665
Clorox Co.	19,135	2,588,009
Church & Dwight Company, Inc.	42,043	2,235,006
Spectrum Brands Holdings, Inc.[1]	15,993	1,305,348
Total Household Products & Housewares		9,854,028
Retail - 1.5%
Casey's General Stores, Inc.	11,653	1,224,497
Nu Skin Enterprises, Inc. — Class A	15,398	1,203,970
Total Retail		2,428,467
Pharmaceuticals - 1.1%
Herbalife Nutrition Ltd.*,1	33,030	1,774,372
Electrical Components & Equipment - 0.7%
Energizer Holdings, Inc.	19,175	1,207,258
Holding Companies-Diversified - 0.6%
HRG Group, Inc.*	76,670	1,003,611
Total Common Stocks
(Cost $105,897,094)		163,157,909

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.2%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	$197,668	197,668
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	97,065	97,065
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	64,710	64,710
Total Repurchase Agreements
(Cost $359,443)		359,443

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 4.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[4]	6,957,830	$6,957,830
Total Securities Lending Collateral
(Cost $6,957,830)		6,957,830
Total Investments - 104.0%
(Cost $113,214,367)		$170,475,182
Other Assets & Liabilities, net - (4.0)%		(6,566,786)
Total Net Assets - 100.0%		$163,908,396

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$163,157,909	$—	$—	$163,157,909
Repurchase Agreements	—	359,443	—	359,443
Securities Lending Collateral	6,957,830	—	—	6,957,830
Total Assets	$170,115,739	$359,443	$—	$170,475,182

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 84.3%
Industrial - 18.7%
Boeing Co.	14,716	$4,937,365
3M Co.	14,716	2,894,931
Caterpillar, Inc.	14,716	1,996,520
United Technologies Corp.	14,716	1,839,942
Total Industrial		11,668,758
Financial - 16.0%
Goldman Sachs Group, Inc.	14,716	3,245,908
Visa, Inc. — Class A	14,716	1,949,134
Travelers Companies, Inc.	14,716	1,800,356
JPMorgan Chase & Co.	14,716	1,533,407
American Express Co.	14,716	1,442,168
Total Financial		9,970,973
Consumer, Non-cyclical - 13.8%
UnitedHealth Group, Inc.	14,716	3,610,423
Johnson & Johnson	14,716	1,785,639
Procter & Gamble Co.	14,716	1,148,731
Merck & Company, Inc.	14,716	893,261
Coca-Cola Co.	14,716	645,444
Pfizer, Inc.	14,716	533,897
Total Consumer, Non-cyclical		8,617,395
Consumer, Cyclical - 13.6%
Home Depot, Inc.	14,716	2,871,092
McDonald's Corp.	14,716	2,305,850
Walmart, Inc.	14,716	1,260,425
NIKE, Inc. — Class B	14,716	1,172,571
Walgreens Boots Alliance, Inc.	14,716	883,181
Total Consumer, Cyclical		8,493,119
Technology - 11.1%
Apple, Inc.	14,716	2,724,079
International Business Machines Corp.	14,716	2,055,825
Microsoft Corp.	14,716	1,451,145
Intel Corp.	14,716	731,532
Total Technology		6,962,581
Energy - 4.9%
Chevron Corp.	14,716	1,860,544
Exxon Mobil Corp.	14,716	1,217,454
Total Energy		3,077,998
Communications - 4.7%
Walt Disney Co.	14,716	1,542,384
Verizon Communications, Inc.	14,716	740,362
Cisco Systems, Inc.	14,716	633,229
Total Communications		2,915,975
Basic Materials - 1.5%
DowDuPont, Inc.	14,716	970,079
Total Common Stocks
(Cost $42,929,681)		52,676,878

MUTUAL FUNDS† - 13.5%
Guggenheim Strategy Fund II1	190,350	4,756,854
Guggenheim Strategy Fund I1	145,902	3,653,376
Total Mutual Funds
(Cost $8,385,615)		8,410,230

	Face Amount
U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bills
1.72% due 07/12/18[2,3,4]	$341,000	340,841
1.87% due 09/20/18[2,3]	100,000	99,584
Total U.S. Treasury Bills
(Cost $440,389)		440,425

REPURCHASE AGREEMENTS††,5 - 1.6%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	563,312	563,312
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	276,613	276,613
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	184,409	184,409
Total Repurchase Agreements
(Cost $1,024,334)		1,024,334
Total Investments - 100.1%
(Cost $52,780,019)		$62,551,867
Other Assets & Liabilities, net - (0.1)%		(91,612)
Total Net Assets - 100.0%		$62,460,255

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	67	Sep 2018	$8,127,100	$(337,518)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average Index	2.48%	At Maturity	07/31/18	49	$1,190,401	$7,544
BNP Paribas	Dow Jones Industrial Average Index	2.59%	At Maturity	07/30/18	19	456,696	2,905
						$1,647,097	$10,449

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Zero coupon rate security.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2018.
[5]	Repurchase Agreements — See Note 4.

Plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$52,676,878	$—	$—	$52,676,878
Mutual Funds	8,410,230	—	—	8,410,230
U.S. Treasury Bills	—	440,425	—	440,425
Repurchase Agreements	—	1,024,334	—	1,024,334
Equity Index Swap Agreements *	—	10,449	—	10,449
Total Assets	$61,087,108	$1,475,208	$—	$62,562,316

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts *	$337,518	$—	$—	$337,518

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Transactions during the period ended June 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 03/29/18	Additions	Reductions	Realized Gain	Change in Unrealized	Value 06/30/18	Shares 06/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$1,254,396	$3,500,000	$(1,100,000)	$439	$(1,459)	$3,653,376	145,902	$25,415
Guggenheim Strategy Fund II	4,560,661	200,000	–	–	(3,807)	4,756,854	190,350	33,225
	$5,815,057	$3,700,000	$(1,100,000)	$439	$(5,266)	$8,410,230		$58,640

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.5%
Semiconductors - 92.1%
Intel Corp.	40,122	$1,994,465
NVIDIA Corp.	6,570	1,556,433
Texas Instruments, Inc.	12,828	1,414,287
Broadcom, Inc.	5,402	1,310,741
QUALCOMM, Inc.	22,000	1,234,640
Micron Technology, Inc.*	19,613	1,028,506
Applied Materials, Inc.	19,991	923,384
Analog Devices, Inc.	8,364	802,275
Lam Research Corp.	4,201	726,143
Microchip Technology, Inc.	6,643	604,181
NXP Semiconductor N.V.*	5,247	573,340
Skyworks Solutions, Inc.	5,828	563,276
Maxim Integrated Products, Inc.	9,355	548,764
Xilinx, Inc.	8,300	541,658
KLA-Tencor Corp.	5,142	527,209
Advanced Micro Devices, Inc.*	34,520	517,455
Marvell Technology Group Ltd.	22,217	476,333
Taiwan Semiconductor Manufacturing Company Ltd. ADR	12,074	441,425
Qorvo, Inc.*	5,340	428,108
ON Semiconductor Corp.*	17,800	395,783
Teradyne, Inc.	9,709	369,622
ASML Holding N.V. — Class G	1,852	366,640
Cavium, Inc.*	4,032	348,768
Monolithic Power Systems, Inc.	2,412	322,412
Mellanox Technologies Ltd.*	3,750	316,125
Cypress Semiconductor Corp.	19,662	306,334
MKS Instruments, Inc.	3,132	299,732
Entegris, Inc.	8,380	284,082
Silicon Laboratories, Inc.*	2,768	275,693
Integrated Device Technology, Inc.*	8,438	269,003
Himax Technologies, Inc. ADR[1]	35,530	265,054
STMicroelectronics N.V. — Class Y	11,900	263,228
Semtech Corp.*	5,029	236,614
Cabot Microelectronics Corp.	2,078	223,510
Cirrus Logic, Inc.*	5,476	209,895
Brooks Automation, Inc.	6,151	200,646
Power Integrations, Inc.	2,689	196,431
Amkor Technology, Inc.*	22,760	195,508
Synaptics, Inc.*	3,742	188,485
MACOM Technology Solutions Holdings, Inc.*,1	7,002	161,326
Inphi Corp.*	4,790	156,202
Rambus, Inc.*	12,317	154,455
Ambarella, Inc.*,1	3,922	151,428
FormFactor, Inc.*	10,015	133,200
Xperi Corp.	7,173	115,485
Ultra Clean Holdings, Inc.*	6,620	109,892
Veeco Instruments, Inc.*	7,382	105,194
Total Semiconductors		22,833,370
Energy-Alternate Sources - 2.4%
First Solar, Inc.*	6,070	319,646
SolarEdge Technologies, Inc.*	6,120	292,842
Total Energy-Alternate Sources		612,488
Electrical Components & Equipment - 2.4%
Universal Display Corp.[1]	3,040	261,440
Advanced Energy Industries, Inc.*	3,499	203,257
SunPower Corp. — Class A*,1	18,235	139,863
Total Electrical Components & Equipment		604,560
Chemicals - 1.1%
Versum Materials, Inc.	7,248	269,263
Building Materials - 1.1%
Cree, Inc.*	6,311	262,348
Machinery-Diversified - 0.4%
Ichor Holdings Ltd.*,1	4,640	98,461
Total Common Stocks
(Cost $18,190,028)		24,680,490

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	$116,719	116,719
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	57,315	57,315
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	38,210	38,210
Total Repurchase Agreements
(Cost $212,244)		212,244

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[4]	1,102,598	1,102,598
Total Securities Lending Collateral
(Cost $1,102,598)		1,102,598
Total Investments - 104.8%
(Cost $19,504,870)		$25,995,332
Other Assets & Liabilities, net - (4.8)%		(1,196,655)
Total Net Assets - 100.0%		$24,798,677

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2018.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$24,680,490	$—	$—	$24,680,490
Repurchase Agreements	—	212,244	—	212,244
Securities Lending Collateral	1,102,598	—	—	1,102,598
Total Assets	$25,783,088	$212,244	$—	$25,995,332

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount	Value
U.S. TREASURY BILLS†† - 0.5%
U.S. Treasury Bills
1.72% due 07/12/18[1,2,8]	$6,000	$5,998
Total U.S. Treasury Bills
(Cost $5,997)		5,998

REPURCHASE AGREEMENTS††,3 - 85.4%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18[4]	517,385	517,385
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18[4]	254,060	254,060
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18[4]	169,373	169,373
Total Repurchase Agreements
(Cost $940,818)		940,818
Total Investments - 85.9%
(Cost $946,815)		$946,816
Other Assets & Liabilities, net - 14.1%		155,297
Total Net Assets - 100.0%		$1,102,113

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Interest Rate Futures Contracts Purchased†
U.S. Treasury 10 Year Note Futures Contracts	2	Sep 2018	$240,344	$1,247
U.S. Treasury 5 Year Note Futures Contracts	5	Sep 2018	568,008	1,171
			$808,352	$2,418

Centrally Cleared Credit Default Swap Agreement Protection Sold††,5

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Loss
Barclays Bank plc	ICE	CDX.EM-29	1.00%	At Maturity	06/20/23	$1,050,000	$(41,808)	$(24,850)	$(16,958)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Credit Swap Agreements††
Goldman Sachs International	Invesco Emerging Markets Sovereign Debt Portfolio ETF Swap[6]	2.55%	At Maturity	07/27/18	5,768	$152,967	$288
Goldman Sachs International	iShares JPMorgan USD Emerging Markets Bond ETF Swap[7]	2.45%	At Maturity	07/27/18	2,865	305,896	(401)
						$458,863	$(113)

†	Value determined based on Level 1 inputs — See Note 3.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	Zero coupon rate security.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as credit index swap collateral at June 30, 2018.
[5]	Credit Default Swaps — See Note 2.
[6]	Total Return based on Invesco Emerging Markets Sovereign Debt Portfolio +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2018.
[7]	Total Return based on iShares JPMorgan USD Emerging Markets Bond ETF +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2018.
[8]	All or a portion of this security is pledged as futures collateral at June 30, 2018.

CDX.EM-29 Index — Credit Default Swap Emerging Markets Series 29 Index

plc — Public Limited Company

ICE — Intercontinental Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$5,998	$—	$5,998
Repurchase Agreements	—	940,818	—	940,818
Interest Rate Futures Contracts*	2,418	—	—	2,418
Credit Swap Agreements*	—	288	—	288
Total Assets	$2,418	$947,104	$—	$949,522

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swaps*	$—	$16,958	$—	$16,958
Credit Swap Agreements*	—	401	—	401
Total Liabilities	$—	$17,359	$—	$17,359

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 69.8%
Communications - 30.4%
Alibaba Group Holding Ltd. ADR*	6,012	$1,115,406
Baidu, Inc. ADR*	1,439	349,677
China Mobile Ltd. ADR	5,749	255,198
JD.com, Inc. ADR*	4,069	158,488
Ctrip.com International Ltd. ADR*	2,183	103,976
America Movil SAB de CV — Class L ADR	6,070	101,126
Chunghwa Telecom Company Ltd. ADR[1]	1,976	70,978
Telekomunikasi Indonesia Persero Tbk PT ADR	2,568	66,794
SK Telecom Company Ltd. ADR	1,851	43,165
Grupo Televisa SAB ADR	2,275	43,111
China Unicom Hong Kong Ltd. ADR	3,182	39,807
China Telecom Corporation Ltd. ADR	722	33,522
58.com, Inc. ADR*	473	32,798
Autohome, Inc. ADR	287	28,987
Vipshop Holdings Ltd. ADR*	2,248	24,391
Weibo Corp. ADR*	271	24,054
YY, Inc. ADR*	236	23,711
Total Communications		2,515,189
Technology - 13.0%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	19,415	709,812
Infosys Ltd. ADR	9,880	191,968
NetEase, Inc. ADR	382	96,520
ASE Technology Holding Company Ltd. ADR	9,094	41,833
United Microelectronics Corp. ADR	12,340	34,799
Total Technology		1,074,932
Financial - 9.4%
HDFC Bank Ltd. ADR	2,187	229,679
Banco Bradesco S.A. ADR	17,470	119,844
China Life Insurance Company Ltd. ADR	7,738	98,892
KB Financial Group, Inc. ADR	2,065	95,981
Shinhan Financial Group Company Ltd. ADR[1]	2,466	94,892
ICICI Bank Ltd. ADR	8,171	65,613
Woori Bank ADR	949	41,727
Bancolombia S.A. ADR	588	28,095
Total Financial		774,723
Energy - 6.8%
CNOOC Ltd. ADR	836	143,156
China Petroleum & Chemical Corp. ADR	1,327	119,218
Sasol Ltd. ADR	3,079	112,507
PetroChina Company Ltd. ADR	1,097	83,668
Petroleo Brasileiro S.A. ADR	7,739	77,622
Ultrapar Participacoes S.A. ADR	2,257	26,723
Total Energy		562,894
Basic Materials - 4.6%
Vale S.A. ADR	18,134	232,478
POSCO ADR	1,668	123,632
Vedanta Ltd. ADR	2,174	29,566
Total Basic Materials		385,676
Consumer, Non-cyclical - 3.6%
Ambev S.A. ADR	22,889	105,976
Fomento Economico Mexicano SAB de CV ADR	1,124	98,676
TAL Education Group ADR*	1,490	54,832
BeiGene Ltd. ADR*	257	39,509
Total Consumer, Non-cyclical		298,993
Industrial - 0.9%
Cemex SAB de CV ADR*	7,573	49,679
ZTO Express Cayman, Inc. ADR	1,384	27,680
Total Industrial		77,359
Utilities - 0.8%
Korea Electric Power Corp. ADR	2,670	38,288
Enel Americas S.A. ADR	2,927	25,787
Total Utilities		64,075
Consumer, Cyclical - 0.3%
Huazhu Group Ltd. ADR	606	25,446
Total Common Stocks
(Cost $5,285,745)		5,779,287

PREFERRED STOCKS† - 3.3%
Financial - 2.1%
Itau Unibanco Holding S.A. ADR	16,797	174,353
Energy - 1.2%
Petroleo Brasileiro S.A. ADR	10,923	96,559
Total Preferred Stocks
(Cost $260,473)		270,912

	Face Amount
U.S. TREASURY BILLS†† - 0.5%
U.S. Treasury Bills
1.72% due 07/12/18[2,3]	$42,000	41,980
Total U.S. Treasury Bills
(Cost $41,977)		41,980

REPURCHASE AGREEMENTS††,4 - 68.8%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18[5]	3,131,918	3,131,918
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18[5]	1,537,920	1,537,920
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18[5]	1,025,280	1,025,280
Total Repurchase Agreements
(Cost $5,695,118)		5,695,118

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 2.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[7]	237,096	$237,096
Total Securities Lending Collateral
(Cost $237,096)		237,096
Total Investments - 145.3%
(Cost $11,520,409)		$12,024,393
Other Assets & Liabilities, net - (45.3)%		(3,747,294)
Total Net Assets - 100.0%		$8,277,099

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
MSCI EAFE Index Mini Futures Contracts	9	Sep 2018	$478,485	$(60)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements††
BNP Paribas	BNY Mellon Emerging Markets 50 ADR Index[8]	2.59%	At Maturity	07/30/18	2,926	$7,600,134	$120,681
Goldman Sachs International	BNY Mellon Emerging Markets 50 ADR Index[8]	2.53%	At Maturity	07/27/18	860	2,234,889	11,692
						$9,835,023	$132,373

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Zero coupon rate security.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2018.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7 day yield as of June 30, 2018.
[8]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2018.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,779,287	$—	$—	$5,779,287
Preferred Stocks	270,912	—	—	270,912
U.S. Treasury Bills	—	41,980	—	41,980
Repurchase Agreements	—	5,695,118	—	5,695,118
Securities Lending Collateral	237,096	—	—	237,096
Equity Index Swap Agreements*	—	132,373	—	132,373
Total Assets	$6,287,295	$5,869,471	$—	$12,156,766

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts*	$60	$—	$—	$60

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.3%
OIL & GAS - 74.2%
Exxon Mobil Corp.	30,325	$2,508,787
Chevron Corp.	16,455	2,080,406
ConocoPhillips	17,701	1,232,344
EOG Resources, Inc.	9,389	1,168,273
Occidental Petroleum Corp.	12,712	1,063,740
Phillips 66	8,485	952,950
Valero Energy Corp.	8,144	902,600
Anadarko Petroleum Corp.	11,371	832,926
Pioneer Natural Resources Co.[1]	4,000	756,960
Marathon Petroleum Corp.	10,442	732,611
Continental Resources, Inc.*	10,251	663,855
Devon Energy Corp.	15,012	659,928
Concho Resources, Inc.*	4,626	640,007
Petroleo Brasileiro S.A. ADR	63,778	639,693
Hess Corp.	9,344	625,020
Apache Corp.	12,624	590,172
Andeavor	4,391	576,011
Marathon Oil Corp.	26,966	562,511
Noble Energy, Inc.	15,832	558,553
BP plc ADR	11,649	531,893
Royal Dutch Shell plc — Class A ADR	7,680	531,686
Diamondback Energy, Inc.	3,922	516,018
Equities Corp.	9,161	505,504
Transocean Ltd.*,1	36,730	493,651
Cimarex Energy Co.	4,470	454,778
HollyFrontier Corp.	6,597	451,433
Suncor Energy, Inc.	10,913	443,941
Cabot Oil & Gas Corp. — Class A	18,443	438,943
Parsley Energy, Inc. — Class A*	14,420	436,638
Canadian Natural Resources Ltd.	11,151	402,217
Encana Corp.	30,708	400,739
Energen Corp.*	5,235	381,213
RSP Permian, Inc.*	8,469	372,805
Antero Resources Corp.*	17,082	364,701
WPX Energy, Inc.*	20,213	364,440
Helmerich & Payne, Inc.	5,473	348,958
Newfield Exploration Co.*	11,139	336,955
Murphy Oil Corp.	9,595	324,023
Centennial Resource Development, Inc. — Class A*	17,320	312,799
Whiting Petroleum Corp.*	5,640	297,341
Range Resources Corp.	16,752	280,261
Oasis Petroleum, Inc.*	21,173	274,614
PBF Energy, Inc. — Class A	6,455	270,658
Delek US Holdings, Inc.	5,390	270,416
PDC Energy, Inc.*	4,467	270,030
CNX Resources Corp.*	15,174	269,794
Matador Resources Co.*	8,883	266,934
Patterson-UTI Energy, Inc.	14,614	263,052
Diamond Offshore Drilling, Inc.*,1	11,518	240,265
Southwestern Energy Co.*	45,009	238,548
SM Energy Co.	9,048	232,443
QEP Resources, Inc.*	18,844	231,027
SRC Energy, Inc.*	20,043	220,874
California Resources Corp.*	4,840	219,930
Callon Petroleum Co.*	20,072	215,573
Laredo Petroleum, Inc.*	22,238	213,930
Extraction Oil & Gas, Inc.*,1	14,504	213,064
Gulfport Energy Corp.*	16,851	211,817
Carrizo Oil & Gas, Inc.*	7,317	203,778
Rowan Companies plc — Class A*	12,172	197,430
Nabors Industries Ltd.	30,583	196,037
Total Oil & Gas		31,458,498
OIL & GAS SERVICES - 12.6%
Schlumberger Ltd.	18,982	1,272,363
Halliburton Co.	18,137	817,253
Baker Hughes a GE Co.	24,413	806,361
National Oilwell Varco, Inc.	12,789	555,043
TechnipFMC plc	12,735	404,209
Core Laboratories N.V.[1]	2,176	274,633
McDermott International, Inc.*	12,420	244,053
RPC, Inc.[1]	16,609	241,993
Oceaneering International, Inc.	8,711	221,782
Dril-Quip, Inc.*	3,751	192,801
Superior Energy Services, Inc.*	16,902	164,626
ProPetro Holding Corp.*	10,220	160,250
Total Oil & Gas Services		5,355,367
PIPELINES - 10.5%
Kinder Morgan, Inc.	47,942	847,135
ONEOK, Inc.	10,248	715,618
Williams Companies, Inc.	23,000	623,530
Cheniere Energy, Inc.*	8,182	533,384
Targa Resources Corp.	8,915	441,203
Enbridge, Inc.	11,623	414,825
Plains GP Holdings, LP — Class A*	13,893	332,182
TransCanada Corp.	6,548	282,874
SemGroup Corp. — Class A	10,741	272,821
Total Pipelines		4,463,572
COAL - 0.7%
Peabody Energy Corp.	6,812	309,810
METAL FABRICATE & HARDWARE - 0.7%
Tenaris S.A. ADR	7,699	280,167
MINING - 0.4%
US Silica Holdings, Inc.	7,062	181,423
ENERGY-ALTERNATE SOURCES - 0.2%
Green Plains, Inc.[1]	3,466	63,428
Total Common Stocks
(Cost $34,901,810)		42,112,265

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	$175,420	175,420
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	86,139	86,139
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	57,426	57,426
Total Repurchase Agreements
(Cost $318,985)		318,985

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 2.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[4]	1,212,564	$1,212,564
Total Securities Lending Collateral
(Cost $1,212,564)		1,212,564
Total Investments - 103.0%
(Cost $36,433,359)		$43,643,814
Other Assets & Liabilities, net - (3.0)%		(1,251,236)
Total Net Assets - 100.0%		$42,392,578

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$42,112,265	$—	$—	$42,112,265
Repurchase Agreements	—	318,985	—	318,985
Securities Lending Collateral	1,212,564	—	—	1,212,564
Total Assets	$43,324,829	$318,985	$—	$43,643,814

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.6%
Oil & Gas Services - 73.5%
Schlumberger Ltd.	48,327	$3,239,359
Halliburton Co.	57,697	2,599,827
Baker Hughes a GE Co.	77,689	2,566,068
National Oilwell Varco, Inc.	40,694	1,766,119
TechnipFMC plc	33,384	1,059,608
McDermott International, Inc.*	39,513	776,430
RPC, Inc.[1]	52,846	769,966
Core Laboratories N.V.[1]	5,943	750,066
Oceaneering International, Inc.	27,716	705,649
Dril-Quip, Inc.*	11,921	612,739
Oil States International, Inc.*	18,318	588,008
C&J Energy Services, Inc.*	23,430	552,948
Archrock, Inc.	46,020	552,240
Keane Group, Inc.*	39,428	538,981
Superior Energy Services, Inc.*	53,797	523,983
ProPetro Holding Corp.*	32,532	510,102
Forum Energy Technologies, Inc.*	40,902	505,140
Total Oil & Gas Services		18,617,233
Oil & Gas - 20.8%
Transocean Ltd.*	95,491	1,283,399
Helmerich & Payne, Inc.	17,399	1,109,360
Patterson-UTI Energy, Inc.	46,484	836,712
Diamond Offshore Drilling, Inc.*,1	36,660	764,728
Rowan Companies plc — Class A*	38,730	628,201
Nabors Industries Ltd.	97,334	623,911
Total Oil & Gas		5,246,311
Metal Fabricate & Hardware - 3.0%
Tenaris S.A. ADR	20,958	762,662
Mining - 2.3%
US Silica Holdings, Inc.	22,467	577,177
Total Common Stocks
(Cost $22,398,608)		25,203,383

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	$69,064	69,064
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	33,914	33,914
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	22,609	22,609
Total Repurchase Agreements
(Cost $125,587)		125,587

	Shares
SECURITIES LENDING COLLATERAL†,3 - 6.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[4]	1,655,609	1,655,609
Total Securities Lending Collateral
(Cost $1,655,609)		1,655,609
Total Investments - 106.6%
(Cost $24,179,804)		$26,984,579
Other Assets & Liabilities, net - (6.6)%		(1,659,065)
Total Net Assets - 100.0%		$25,325,514

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$25,203,383	$—	$—	$25,203,383
Repurchase Agreements	—	125,587	—	125,587
Securities Lending Collateral	1,655,609	—	—	1,655,609
Total Assets	$26,858,992	$125,587	$—	$26,984,579

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 10.7%
Consumer, Non-cyclical - 4.2%
Nestle S.A. ADR	247	$19,125
Novartis AG ADR	190	14,352
Roche Holding AG ADR	446	12,323
British American Tobacco plc ADR	180	9,081
GlaxoSmithKline plc ADR	196	7,901
Bayer AG ADR	278	7,667
Sanofi ADR	179	7,162
Diageo plc ADR	49	7,056
AstraZeneca plc ADR	197	6,917
Unilever N.V. — Class Y	119	6,631
Novo Nordisk A/S ADR	139	6,411
Anheuser-Busch InBev S.A. ADR	60	6,046
Unilever plc ADR	96	5,307
L'Oreal S.A. ADR	97	4,771
Reckitt Benckiser Group plc ADR	272	4,492
Imperial Brands plc ADR	75	2,786
Total Consumer, Non-cyclical		128,028
Financial - 2.3%
HSBC Holdings plc ADR	320	15,085
Allianz SE ADR	348	7,127
Banco Santander S.A. ADR	1,274	6,803
BNP Paribas S.A. ADR	182	5,598
Lloyds Banking Group plc ADR	1,419	4,725
UBS Group AG*	305	4,679
Prudential plc ADR	102	4,661
ING Groep N.V. ADR[1]	309	4,425
AXA S.A. ADR	165	4,019
Banco Bilbao Vizcaya Argentaria S.A. ADR	527	3,689
Zurich Insurance Group AG ADR	120	3,542
Intesa Sanpaolo SpA ADR	194	3,368
Barclays plc ADR	313	3,139
Total Financial		70,860
Energy - 1.3%
Total S.A. ADR	210	12,717
Royal Dutch Shell plc — Class A ADR	181	12,531
BP plc ADR	262	11,963
Eni SpA ADR	100	3,712
Total Energy		40,923
Industrial - 0.8%
Siemens AG ADR	134	8,829
Airbus SE ADR	181	5,266
Vinci S.A. ADR	176	4,213
Schneider Electric SE ADR	214	3,553
ABB Ltd. ADR	162	3,527
Total Industrial		25,388
Basic Materials - 0.7%
BASF SE ADR	290	6,931
Rio Tinto plc ADR	91	5,049
Glencore plc ADR*	480	4,560
Air Liquide S.A. ADR	169	4,229
Total Basic Materials		20,769
Technology - 0.5%
SAP SE ADR	85	9,831
ASML Holding N.V. — Class G	34	6,731
Total Technology		16,562
Communications - 0.4%
Vodafone Group plc ADR	210	5,105
Deutsche Telekom AG ADR	256	3,951
Telefonica S.A. ADR	369	3,148
Total Communications		12,204
Consumer, Cyclical - 0.4%
LVMH Moet Hennessy Louis Vuitton SE ADR	106	7,028
Daimler AG ADR	284	4,557
Total Consumer, Cyclical		11,585
Utilities - 0.1%
National Grid plc ADR	53	2,960
Total Common Stocks
(Cost $296,218)		329,279

MUTUAL FUNDS† - 52.6%
Guggenheim Strategy Fund II2	36,309	907,351
Guggenheim Strategy Fund I2	28,208	706,323
Total Mutual Funds
(Cost $1,614,448)		1,613,674

	Face Amount
U.S. TREASURY BILLS†† - 10.2%
U.S. Treasury Bills
1.72% due 07/12/18[3,4,8]	$313,000	312,854
Total U.S. Treasury Bills
(Cost $312,829)		312,854

REPURCHASE AGREEMENTS††,5 - 29.9%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	504,994	504,994
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	247,976	247,976
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	165,317	165,317
Total Repurchase Agreements
(Cost $918,287)		918,287

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[7]	3,407	3,407
Total Securities Lending Collateral
(Cost $3,407)		3,407
Total Investments - 103.5%
(Cost $3,145,189)		$3,177,501
Other Assets & Liabilities, net - (3.5)%		(107,995)
Total Net Assets - 100.0%		$3,069,506

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	24	Sep 2018	$3,523,200	$3,493

Equity Futures Contracts Purchased†
STOXX 50 Index Futures Contracts	99	Sep 2018	3,488,236	(41,262)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7 day yield as of June 30, 2018.
[8]	All or a portion of this security is pledged as futures collateral at June 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$329,279	$—	$—	$329,279
Mutual Funds	1,613,674	—	—	1,613,674
U.S. Treasury Bills	—	312,854	—	312,854
Repurchase Agreements	—	918,287	—	918,287
Securities Lending Collateral	3,407	—	—	3,407
Currency Futures Contracts*	3,493	—	—	3,493
Total Assets	$1,949,853	$1,231,141	$—	$3,180,994

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts*	$41,262	$—	$—	$41,262

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Transactions during the period ended June 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 03/29/18	Additions	Reductions	Realized Gain	Change in Unrealized	Value 06/30/18	Shares 06/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$306,764	$900,000	$(500,000)	$–	$(441)	$706,323	28,208	$3,103
Guggenheim Strategy Fund II	308,077	600,000	–	–	(726)	907,351	36,309	3,807
	$614,841	$1,500,000	$(500,000)	$–	$(1,167)	$1,613,674		$6,910

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 19.7%
Communications - 4.0%
Netflix, Inc.*	97	$37,969
Charter Communications, Inc. — Class A*	59	17,299
Nokia Oyj ADR	1,256	7,222
Sirius XM Holdings, Inc.[1]	974	6,594
Telefonaktiebolaget LM Ericsson ADR	745	5,714
Sprint Corp.*,1	891	4,847
CenturyLink, Inc.	241	4,492
Expedia Group, Inc.	33	3,966
VeriSign, Inc.*	27	3,710
DISH Network Corp. — Class A*	103	3,462
Symantec Corp.	140	2,891
CDW Corp.	33	2,666
Viacom, Inc. — Class B	88	2,654
Zayo Group Holdings, Inc.*	55	2,006
Cable One, Inc.	2	1,467
CommScope Holding Company, Inc.*	43	1,256
EchoStar Corp. — Class A*	20	888
Sinclair Broadcast Group, Inc. — Class A	23	739
ViaSat, Inc.*,1	11	723
Tribune Media Co. — Class A	18	689
Plantronics, Inc.	9	686
AMC Networks, Inc. — Class A*	11	684
Meredith Corp.	12	612
Nexstar Media Group, Inc. — Class A	8	587
TEGNA, Inc.	50	543
GTT Communications, Inc.*	12	540
Intelsat S.A.*	30	500
Cogent Communications Holdings, Inc.	9	481
Iridium Communications, Inc.*	27	435
Gray Television, Inc.*	20	316
EW Scripps Co. — Class A	18	241
Consolidated Communications Holdings, Inc.	18	223
ORBCOMM, Inc.*	17	172
Cincinnati Bell, Inc.*	10	157
Gogo, Inc.*	19	92
Total Communications		117,523
Consumer, Cyclical - 3.8%
Tesla, Inc.*,1	38	13,032
Yum! Brands, Inc.	73	5,710
Hilton Worldwide Holdings, Inc.	66	5,225
United Continental Holdings, Inc.*	61	4,253
Wynn Resorts Ltd.	25	4,183
American Airlines Group, Inc.	105	3,986
Lennar Corp. — Class A	71	3,727
MGM Resorts International	125	3,629
Tata Motors Ltd. ADR*	144	2,815
Gap, Inc.	84	2,721
Norwegian Cruise Line Holdings Ltd.*	50	2,363
L Brands, Inc.	61	2,250
Live Nation Entertainment, Inc.*	46	2,234
LKQ Corp.*	69	2,201
Aramark	55	2,040
PulteGroup, Inc.	65	1,869
Hanesbrands, Inc.	80	1,762
HD Supply Holdings, Inc.*	40	1,716
KAR Auction Services, Inc.	30	1,644
Foot Locker, Inc.	26	1,369
Latam Airlines Group S.A. ADR	136	1,345
Six Flags Entertainment Corp.[1]	19	1,331
Mattel, Inc.[1]	78	1,281
Goodyear Tire & Rubber Co.	54	1,258
Toll Brothers, Inc.	34	1,258
Allison Transmission Holdings, Inc.	30	1,215
American Axle & Manufacturing Holdings, Inc.*	75	1,167
Lions Gate Entertainment Corp. — Class A	46	1,142
International Game Technology plc	44	1,023
Adient plc	20	984
Carter's, Inc.	9	975
Wyndham Destinations, Inc.	22	974
ILG, Inc.	28	925
Wendy's Co.	53	910
Delphi Technologies plc	20	909
Extended Stay America, Inc.	42	908
FirstCash, Inc.	10	898
Penske Automotive Group, Inc.	19	890
Scientific Games Corp. — Class A*	18	885
Cinemark Holdings, Inc.	25	877
Boyd Gaming Corp.	25	866
Navistar International Corp.*	21	855
Scotts Miracle-Gro Co. — Class A	10	832
Choice Hotels International, Inc.	11	832
Michaels Companies, Inc.*	43	824
Red Rock Resorts, Inc. — Class A	23	770
Hilton Grand Vacations, Inc.*	22	763
Penn National Gaming, Inc.*	22	739
Signet Jewelers Ltd.	13	725
Wolverine World Wide, Inc.	20	695
Cedar Fair, LP	11	693
Tempur Sealy International, Inc.*	14	673
Dana, Inc.	33	666
Eldorado Resorts, Inc.*	17	665
Churchill Downs, Inc.	2	593
TRI Pointe Group, Inc.*	34	556
Beacon Roofing Supply, Inc.*	13	554
Brinker International, Inc.	11	524
Taylor Morrison Home Corp. — Class A*	25	519
KB Home	19	517
WESCO International, Inc.*	9	514
Lithia Motors, Inc. — Class A	5	473
AMC Entertainment Holdings, Inc. — Class A1	29	461
Tenneco, Inc.	10	440
Sally Beauty Holdings, Inc.*	27	433
Allegiant Travel Co. — Class A	3	417

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 19.7% (continued)
Consumer, Cyclical - 3.8% (continued)
Rite Aid Corp.*,1	237	$410
MDC Holdings, Inc.	13	400
Suburban Propane Partners, LP	16	376
Mobile Mini, Inc.	8	375
Meritor, Inc.*	18	370
Party City Holdco, Inc.*	21	320
Anixter International, Inc.*	5	316
BMC Stock Holdings, Inc.*	15	313
Meritage Homes Corp.*	7	308
Tailored Brands, Inc.	12	306
GameStop Corp. — Class A1	21	306
H&E Equipment Services, Inc.	8	301
Cooper Tire & Rubber Co.	11	289
Caleres, Inc.	8	275
Asbury Automotive Group, Inc.*	4	274
Group 1 Automotive, Inc.	4	252
Wabash National Corp.	13	243
William Lyon Homes — Class A*	10	232
Conn's, Inc.*	7	231
Sonic Automotive, Inc. — Class A	11	227
Century Communities, Inc.*	7	221
Vista Outdoor, Inc.*	13	201
J.C. Penney Company, Inc.*,1	69	161
M/I Homes, Inc.*	6	159
AV Homes, Inc.*	7	150
Perry Ellis International, Inc.*	5	136
Titan International, Inc.	11	118
Beazer Homes USA, Inc.*	8	118
Carrols Restaurant Group, Inc.*	6	89
Hovnanian Enterprises, Inc. — Class A*	33	54
Total Consumer, Cyclical		114,014
Consumer, Non-cyclical - 2.7%
HCA Healthcare, Inc.	78	8,003
Teva Pharmaceutical Industries Ltd. ADR	242	5,885
Centene Corp.*	46	5,668
DaVita, Inc.*	38	2,639
United Rentals, Inc.*	17	2,510
Nielsen Holdings plc	80	2,474
Hologic, Inc.*	61	2,425
Teleflex, Inc.	9	2,414
Gartner, Inc.*	18	2,392
Lamb Weston Holdings, Inc.	33	2,261
Universal Health Services, Inc. — Class B	19	2,117
Laureate Education, Inc. — Class A*	144	2,064
WellCare Health Plans, Inc.*	8	1,970
Valeant Pharmaceuticals International, Inc.*	78	1,813
ServiceMaster Global Holdings, Inc.*	30	1,784
Pinnacle Foods, Inc.	26	1,692
WEX, Inc.*	8	1,524
Encompass Health Corp.	22	1,490
Service Corporation International	40	1,432
Booz Allen Hamilton Holding Corp.	32	1,399
Weight Watchers International, Inc.*	13	1,314
Catalent, Inc.*	30	1,257
Envision Healthcare Corp.*	27	1,188
Molina Healthcare, Inc.*	12	1,175
Hill-Rom Holdings, Inc.	13	1,135
Post Holdings, Inc.*	13	1,118
Brink's Co.	13	1,037
Cimpress N.V.*	6	870
Performance Food Group Co.*	23	844
MEDNAX, Inc.*	19	822
Ritchie Bros Auctioneers, Inc.	24	819
Acadia Healthcare Company, Inc.*	19	777
Tenet Healthcare Corp.*	23	772
Darling Ingredients, Inc.*	36	716
Edgewell Personal Care Co.*	13	656
Horizon Pharma plc*	37	613
TreeHouse Foods, Inc.*	11	578
Vector Group Ltd.	29	553
Avis Budget Group, Inc.*	17	552
Select Medical Holdings Corp.*	30	545
FTI Consulting, Inc.*	9	544
Sotheby's*	10	543
Rent-A-Center, Inc.*,1	35	515
Cott Corp.	31	513
LifePoint Health, Inc.*	10	488
B&G Foods, Inc.[1]	16	478
Central Garden & Pet Co.*	11	478
Endo International plc*	50	471
Prestige Brands Holdings, Inc.*	11	422
Integer Holdings Corp.*	6	388
Magellan Health, Inc.*	4	384
Matthews International Corp. — Class A	6	353
Mallinckrodt plc*	18	336
ACCO Brands Corp.	23	319
Quad/Graphics, Inc.	14	292
Hertz Global Holdings, Inc.*	19	291
Cardtronics plc — Class A*	11	266
Owens & Minor, Inc.	14	234
Revlon, Inc. — Class A*	13	228
Dean Foods Co.	20	210
SUPERVALU, Inc.*	10	205
Ingles Markets, Inc. — Class A	6	191
Kindred Healthcare, Inc.*	20	180
Avon Products, Inc.*	97	157
AMAG Pharmaceuticals, Inc.*	8	156
Everi Holdings, Inc.*	18	130
LSC Communications, Inc.	8	125
RR Donnelley & Sons Co.	18	104
Community Health Systems, Inc.*,1	25	83
BioScrip, Inc.*	28	82
Alliance One International, Inc.*	3	48
Total Consumer, Non-cyclical		80,511
Financial - 2.2%
Royal Bank of Scotland Group plc ADR*	1,377	9,364

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 19.7% (continued)
Financial - 2.2% (continued)
Equinix, Inc. REIT	16	$6,878
SBA Communications Corp. REIT*	26	4,293
Icahn Enterprises, LP	40	2,842
Ally Financial, Inc.	96	2,522
Iron Mountain, Inc. REIT	65	2,276
Unum Group	49	1,813
Voya Financial, Inc.	38	1,786
Gaming and Leisure Properties, Inc. REIT	48	1,718
VICI Properties, Inc. REIT	83	1,713
Lamar Advertising Co. — Class A REIT	22	1,503
Assurant, Inc.	14	1,449
CIT Group, Inc.	27	1,361
CyrusOne, Inc. REIT	22	1,284
Starwood Property Trust, Inc. REIT	59	1,281
Virtu Financial, Inc. — Class A	45	1,195
LPL Financial Holdings, Inc.	18	1,180
Medical Properties Trust, Inc. REIT	81	1,137
Credit Acceptance Corp.*,1	3	1,060
Howard Hughes Corp.*	8	1,060
Popular, Inc.	23	1,040
BankUnited, Inc.	24	980
Hanover Insurance Group, Inc.	8	956
MGIC Investment Corp.*	82	879
Ryman Hospitality Properties, Inc. REIT	10	831
Uniti Group, Inc. REIT	41	821
Navient Corp.	61	795
Radian Group, Inc.	48	779
GEO Group, Inc. REIT	27	744
American Equity Investment Life Holding Co.	20	720
PotlatchDeltic Corp. REIT	14	712
CNO Financial Group, Inc.	37	704
Kennedy-Wilson Holdings, Inc.	33	698
Realogy Holdings Corp.	28	638
CoreCivic, Inc. REIT	26	621
Outfront Media, Inc. REIT	31	603
Genworth Financial, Inc. — Class A*	113	509
QTS Realty Trust, Inc. — Class A REIT	12	474
Ladder Capital Corp. — Class A REIT	27	422
Mack-Cali Realty Corp. REIT	20	406
Five Point Holdings LLC — Class A*	35	394
Nationstar Mortgage Holdings, Inc.*	22	385
Aircastle Ltd.	18	369
CareTrust REIT, Inc.	17	284
Apollo Investment Corp.	48	267
CBL & Associates Properties, Inc. REIT	39	217
Enova International, Inc.*	5	183
iStar, Inc. REIT*	15	162
Ocwen Financial Corp.*	29	115
Oppenheimer Holdings, Inc. — Class A	4	112
Total Financial		64,535
Energy - 2.1%
Continental Resources, Inc.*	89	5,764
Williams Companies, Inc.	189	5,124
Energy Transfer Equity, LP	245	4,226
Diamondback Energy, Inc.	20	2,631
WPX Energy, Inc.*	93	1,677
Energen Corp.*	22	1,602
RSP Permian, Inc.*	35	1,541
Antero Resources Corp.*	72	1,537
Transocean Ltd.*	107	1,438
Newfield Exploration Co.*	47	1,422
Murphy Oil Corp.	40	1,351
DCP Midstream, LP	33	1,305
Buckeye Partners, LP	37	1,301
Peabody Energy Corp.	28	1,274
Vermilion Energy, Inc.	35	1,260
Whiting Petroleum Corp.*	22	1,160
Chesapeake Energy Corp.*,1	208	1,090
PBF Energy, Inc. — Class A	25	1,048
Equities Midstream Partners, LP	20	1,032
Oasis Petroleum, Inc.*	75	973
Delek US Holdings, Inc.	19	953
Range Resources Corp.	56	937
PDC Energy, Inc.*	15	907
CNX Resources Corp.*	49	871
Matador Resources Co.*	27	811
McDermott International, Inc.*	41	806
Weatherford International plc*	235	773
Ensco plc — Class A1	104	755
Southwestern Energy Co.*	132	700
QEP Resources, Inc.*	56	687
SM Energy Co.	26	668
Jagged Peak Energy, Inc.*,1	48	625
Genesis Energy, LP	28	613
NextEra Energy Partners, LP	13	607
SRC Energy, Inc.*	55	606
WildHorse Resource Development Corp.*	23	583
Callon Petroleum Co.*	53	569
Nabors Industries Ltd.	85	545
Carrizo Oil & Gas, Inc.*	19	529
NuStar Energy, LP	23	521
Laredo Petroleum, Inc.*	54	519
Denbury Resources, Inc.*	105	505
Gulfport Energy Corp.*	40	503
California Resources Corp.*	11	500
Rowan Companies plc — Class A*	30	487
SemGroup Corp. — Class A	19	483
Sunoco, LP	19	474
Warrior Met Coal, Inc.	15	414
Pattern Energy Group, Inc. — Class A	22	412
Noble Corporation plc*	60	380
Murphy USA, Inc.*	5	371
NGL Energy Partners, LP	29	362
Superior Energy Services, Inc.*	35	341
USA Compression Partners, LP	20	337

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 19.7% (continued)
Energy - 2.1% (continued)
Unit Corp.*	13	$332
CNX Midstream Partners, LP	16	310
Forum Energy Technologies, Inc.*	24	296
Enviva Partners, LP	9	262
Precision Drilling Corp.*	71	236
Par Pacific Holdings, Inc.*	12	209
SunCoke Energy, Inc.*	15	201
Exterran Corp.*	8	200
Northern Oil and Gas, Inc.*	62	195
PBF Logistics, LP	9	189
Baytex Energy Corp.*	56	186
EP Energy Corp. — Class A*	59	177
Resolute Energy Corp.*,1	5	156
TransMontaigne Partners, LP	4	147
American Midstream Partners, LP	13	133
Legacy Reserves, LP*	19	131
Bristow Group, Inc.*	9	127
ION Geophysical Corp.*	5	122
Eclipse Resources Corp.*	70	112
Calumet Specialty Products Partners, LP*	15	112
Ultra Petroleum Corp.*	44	102
Pioneer Energy Services Corp.*	17	99
Sanchez Energy Corp.*	22	99
Cloud Peak Energy, Inc.*	17	59
Total Energy		63,102
Technology - 1.7%
Micron Technology, Inc.*	263	13,792
NXP Semiconductor N.V.*	77	8,414
Western Digital Corp.	68	5,264
First Data Corp. — Class A*	207	4,333
MSCI, Inc. — Class A	18	2,978
PTC, Inc.*	26	2,439
Open Text Corp.	60	2,111
Qorvo, Inc.*	26	2,084
Leidos Holdings, Inc.	34	2,006
CDK Global, Inc.	29	1,886
Entegris, Inc.	32	1,085
Nuance Communications, Inc.*	67	930
Conduent, Inc.*	47	854
j2 Global, Inc.	9	780
NCR Corp.*	25	749
ACI Worldwide, Inc.*	26	641
Amkor Technology, Inc.*	52	447
Engility Holdings, Inc.*	9	276
Unisys Corp.*	13	168
Donnelley Financial Solutions, Inc.*	8	139
MagnaChip Semiconductor Corp.*	6	61
Total Technology		51,437
Industrial - 1.5%
TransDigm Group, Inc.	10	3,451
Ball Corp.	79	2,808
KLX, Inc.*	39	2,804
XPO Logistics, Inc.*	24	2,405
Arconic, Inc.	111	1,888
Sensata Technologies Holding plc*	38	1,808
Sealed Air Corp.	35	1,486
Crown Holdings, Inc.*	30	1,343
USG Corp.*	31	1,337
Berry Global Group, Inc.*	29	1,332
Trinity Industries, Inc.	34	1,165
AECOM*	35	1,156
Jabil, Inc.	41	1,134
AGCO Corp.	18	1,093
Graphic Packaging Holding Co.	68	986
Louisiana-Pacific Corp.	33	898
Energizer Holdings, Inc.	13	819
MasTec, Inc.*	16	812
Norbord, Inc.	19	781
Welbilt, Inc.*	31	691
Summit Materials, Inc. — Class A*	26	683
Terex Corp.	16	675
Silgan Holdings, Inc.	25	671
Greif, Inc. — Class A	12	635
TopBuild Corp.*	8	627
Owens-Illinois, Inc.*	37	622
Clean Harbors, Inc.*	11	611
Hillenbrand, Inc.	12	566
Itron, Inc.*	9	540
EnerSys	7	522
Advanced Disposal Services, Inc.*	20	496
Covanta Holding Corp.	29	478
Actuant Corp. — Class A	16	469
Sanmina Corp.*	15	440
Builders FirstSource, Inc.*	24	439
TTM Technologies, Inc.*	23	406
Masonite International Corp.*	5	359
TriMas Corp.*	12	353
SPX FLOW, Inc.*	8	350
Boise Cascade Co.	7	313
EnPro Industries, Inc.	4	280
Kratos Defense & Security Solutions, Inc.*	23	265
Tutor Perini Corp.*	13	240
Tennant Co.	3	237
Griffon Corp.	12	214
Manitowoc Company, Inc.*	8	207
Triumph Group, Inc.	10	196
Multi-Color Corp.	3	194
Gibraltar Industries, Inc.*	5	187
Teekay Corp.	23	178
Briggs & Stratton Corp.	8	141
Martin Midstream Partners, LP	9	124
Fly Leasing Ltd. ADR*	6	84
LSB Industries, Inc.*	6	32
Total Industrial		43,031
Basic Materials - 1.4%
ArcelorMittal	236	6,792
Freeport-McMoRan, Inc.	337	5,817
Steel Dynamics, Inc.	55	2,527
CF Industries Holdings, Inc.	53	2,353
Chemours Co.	40	1,774
Axalta Coating Systems Ltd.*	55	1,667
Huntsman Corp.	53	1,548
United States Steel Corp.	41	1,425

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 19.7% (continued)
Basic Materials - 1.4% (continued)
Methanex Corp.	18	$1,273
Olin Corp.	37	1,063
WR Grace & Co.	13	953
Valvoline, Inc.	44	949
Ashland Global Holdings, Inc.	12	938
PolyOne Corp.	18	778
Platform Specialty Products Corp.*	64	742
Allegheny Technologies, Inc.*	28	704
Ingevity Corp.*	8	647
IAMGOLD Corp.*	106	616
Cleveland-Cliffs, Inc.*	68	573
Commercial Metals Co.	27	570
Compass Minerals International, Inc.	8	526
Tronox Ltd. — Class A	26	512
GCP Applied Technologies, Inc.*	14	405
Ferroglobe plc	40	343
Hudbay Minerals, Inc.	61	341
Coeur Mining, Inc.*	43	327
Hecla Mining Co.	91	317
Century Aluminum Co.*	20	315
AK Steel Holding Corp.*	72	313
Kaiser Aluminum Corp.	3	312
A. Schulman, Inc.	7	312
Mercer International, Inc.	17	297
Constellium N.V. — Class A*	28	288
Kraton Corp.*	6	277
New Gold, Inc.*	130	270
Koppers Holdings, Inc.*	7	268
Neenah, Inc.	3	255
Rayonier Advanced Materials, Inc.	13	222
Resolute Forest Products, Inc.*	20	207
Eldorado Gold Corp.*	179	178
PH Glatfelter Co.	8	157
Clearwater Paper Corp.*	5	115
Ryerson Holding Corp.*	9	100
CVR Partners, LP*	25	83
Taseko Mines Ltd.*	51	55
Total Basic Materials		40,504
Utilities - 0.3%
Vistra Energy Corp.*	118	2,792
NRG Energy, Inc.	71	2,180
AES Corp.	149	1,998
SCANA Corp.	32	1,232
AmeriGas Partners, LP	21	887
Atlantica Yield plc	23	464
Global Partners, LP	9	153
Total Utilities		9,706
Diversified - 0.0%
HRG Group, Inc.*	46	602
Total Common Stocks
(Cost $468,632)		584,965

MASTER LIMITED PARTNERSHIPS† - 0.1%
Energy - 0.1%
Tallgrass Energy Partners, LP	17	736
Financial - 0.0%
Compass Diversified Holdings	14	242
Total Master Limited Partnerships
(Cost $974)		978

RIGHTS††† - 0.0%
Nexstar Media Group, Inc.*,2	34	–
Total Rights
(Cost $–)		–

MUTUAL FUNDS† - 65.3%
Guggenheim Strategy Fund II3	39,439	985,587
Guggenheim Strategy Fund I3	38,011	951,806
Total Mutual Funds
(Cost $1,928,106)		1,937,393

	Face Amount
U.S. TREASURY BILLS†† - 0.3%
U.S. Treasury Bills
1.72% due 07/12/18[4,5,10]	$9,000	8,996
Total U.S. Treasury Bills
(Cost $8,995)		8,996

REPURCHASE AGREEMENTS††,6 - 11.2%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18[7]	182,853	182,853
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18[7]	89,790	89,790
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18[7]	59,860	59,860
Total Repurchase Agreements
(Cost $332,503)		332,503

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[9]	25,948	25,948
Total Securities Lending Collateral
(Cost $25,948)		25,948
Total Investments - 97.5%
(Cost $2,765,158)		$2,890,783
Other Assets & Liabilities, net - 2.5%		75,410
Total Net Assets - 100.0%		$2,966,193

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	16	Sep 2018	$1,817,625	$(2,058)

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Loss
Barclays Bank plc	ICE	CDX.NA.HY.30	5.00%	At Maturity	06/20/23	$2,000,000	$114,400	$122,860	$(8,460)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements†††
Credit Suisse Capital, LLC	Credit Suisse Capital LLC Credit Suisse Merger Arbitrage Liquid Index	3.12%	At Maturity	08/20/18	808	$952,931	$9,179

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at June 30, 2018. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Affiliated issuer.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2018.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7 day yield as of June 30, 2018.
[10]	All or a portion of this security is pledged as futures collateral at June 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

ICE — Intercontinental Exchange

CDX.NA.HY.30 Index — Credit Default Swap North America High Yield Series 30 Index

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$584,965	$—	$—		$584,965
Master Limited Partnerships	978	—	—		978
Rights	—	—	—	*	—
Mutual Funds	1,937,393	—	—		1,937,393
U.S. Treasury Bills	—	8,996	—		8,996
Repurchase Agreements	—	332,503	—		332,503
Securities Lending Collateral	25,948	—	—		25,948
Equity Index Swap Agreements**	—	—	9,179		9,179
Total Assets	$2,549,284	$341,499	$9,179		$2,899,962

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$2,058	$—	$—	$2,058
Credit Default Swaps**	—	8,460	—	8,460
Total Liabilities	$2,058	$8,460	$—	$10,518

*	Security has a market value of $0
**	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, the Fund had securities with a total value of $9,179 transfer from Level 2 to Level 3 due to lack of unobservable inputs.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended June 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 03/29/18	Additions	Reductions	Realized Gain	Change in Unrealized	Value 06/30/18	Shares 06/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$146,969	$1,405,537	$(600,000)	$–	$(700)	$951,806	38,011	$5,471
Guggenheim Strategy Fund II	1,277,966	8,489	(300,000)	968	(1,836)	985,587	39,439	8,482
	$1,424,935	$1,414,026	$(900,000)	$968	$(2,536)	$1,937,393		$13,953

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 98.6%
Banks - 30.4%
JPMorgan Chase & Co.	9,574	$997,611
Wells Fargo & Co.	15,936	883,492
Bank of America Corp.	31,263	881,304
Citigroup, Inc.	10,497	702,459
Goldman Sachs Group, Inc.	2,188	482,607
U.S. Bancorp	9,539	477,141
Morgan Stanley	9,946	471,440
PNC Financial Services Group, Inc.	3,115	420,836
Bank of New York Mellon Corp.	7,146	385,384
Capital One Financial Corp.	3,764	345,912
BB&T Corp.	6,579	331,845
State Street Corp.	3,250	302,542
SunTrust Banks, Inc.	4,409	291,082
M&T Bank Corp.	1,544	262,712
Northern Trust Corp.	2,423	249,302
KeyCorp	12,209	238,564
Regions Financial Corp.	13,112	233,131
Fifth Third Bancorp	7,988	229,256
Citizens Financial Group, Inc.	5,799	225,581
Huntington Bancshares, Inc.	14,230	210,035
First Republic Bank	2,139	207,034
Comerica, Inc.	2,264	205,843
SVB Financial Group*	687	198,378
Toronto-Dominion Bank	3,060	177,052
ICICI Bank Ltd. ADR	21,703	174,275
Popular, Inc.	3,833	173,290
HSBC Holdings plc ADR	3,612	170,270
Zions Bancorporation	3,181	167,607
East West Bancorp, Inc.	2,415	157,458
Signature Bank*	1,107	141,563
Commerce Bancshares, Inc.	2,133	138,026
Cullen/Frost Bankers, Inc.[1]	1,259	136,274
CIT Group, Inc.	2,661	134,141
Synovus Financial Corp.	2,467	130,332
PacWest Bancorp	2,552	126,120
First Horizon National Corp.	6,932	123,667
Bank of the Ozarks	2,731	123,004
Umpqua Holdings Corp.	5,117	115,593
Wintrust Financial Corp.	1,300	113,165
Pinnacle Financial Partners, Inc.	1,821	111,718
Texas Capital Bancshares, Inc.*	1,179	107,878
IBERIABANK Corp.	1,407	106,651
Home BancShares, Inc.	4,660	105,130
United Bankshares, Inc.	2,840	103,376
Hancock Whitney Corp.	2,187	102,023
Total Banks		12,172,104
REITS - 27.8%
American Tower Corp. — Class A	2,976	429,050
Simon Property Group, Inc.	2,301	391,607
Crown Castle International Corp.	3,395	366,049
Public Storage	1,508	342,105
Equinix, Inc.	741	318,548
Prologis, Inc.	4,816	316,363
Weyerhaeuser Co.	7,556	275,492
Welltower, Inc.	4,228	265,053
Digital Realty Trust, Inc.	2,375	265,002
AvalonBay Communities, Inc.	1,510	259,554
Equity Residential	4,009	255,333
Ventas, Inc.	4,256	242,379
Boston Properties, Inc.	1,904	238,800
SBA Communications Corp.*	1,436	237,112
GGP, Inc.	11,422	233,351
Essex Property Trust, Inc.	884	211,338
Realty Income Corp.	3,858	207,522
Host Hotels & Resorts, Inc.	9,839	207,308
Vornado Realty Trust	2,715	200,693
HCP, Inc.	7,383	190,629
Extra Space Storage, Inc.	1,900	189,639
Alexandria Real Estate Equities, Inc.	1,500	189,255
Invitation Homes, Inc.	8,029	185,149
Mid-America Apartment Communities, Inc.	1,807	181,911
Annaly Capital Management, Inc.	17,516	180,240
Regency Centers Corp.	2,807	174,259
Iron Mountain, Inc.	4,914	172,039
Duke Realty Corp.	5,893	171,074
UDR, Inc.	4,477	168,067
Federal Realty Investment Trust	1,292	163,503
SL Green Realty Corp.	1,591	159,943
Camden Property Trust	1,690	154,010
Macerich Co.	2,669	151,679
Gaming and Leisure Properties, Inc.	4,131	147,890
AGNC Investment Corp.	7,906	146,972
Kilroy Realty Corp.	1,919	145,153
VEREIT, Inc.	19,416	144,455
Kimco Realty Corp.	8,439	143,379
National Retail Properties, Inc.	3,173	139,485
American Homes 4 Rent — Class A	6,270	139,069
Apartment Investment & Management Co. — Class A	3,240	137,052
Liberty Property Trust	3,064	135,827
Lamar Advertising Co. — Class A	1,985	135,595
DCT Industrial Trust, Inc.	2,006	133,860
Park Hotels & Resorts, Inc.	4,257	130,392
Omega Healthcare Investors, Inc.	4,203	130,293
CubeSmart	4,024	129,653
CyrusOne, Inc.	2,161	126,116
STORE Capital Corp.	4,527	124,040
Brixmor Property Group, Inc.	6,987	121,783
Hospitality Properties Trust	4,020	115,012
Senior Housing Properties Trust	6,181	111,814
Sabra Health Care REIT, Inc.	4,805	104,413
Taubman Centers, Inc.	1,771	104,064
Sunstone Hotel Investors, Inc.	6,166	102,479
LaSalle Hotel Properties	2,958	101,252
DDR Corp.	5,453	97,609
Spirit Realty Capital, Inc.	12,032	96,617
PotlatchDeltic Corp.	1,881	95,649
Uniti Group, Inc.	4,714	94,421
Colony Capital, Inc.	15,104	94,249
Total REITS		11,122,649
Insurance - 19.0%
Berkshire Hathaway, Inc. — Class B*	6,068	1,132,592

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Insurance - 19.0% (continued)
American International Group, Inc.	6,794	$360,218
MetLife, Inc.	7,893	344,135
Marsh & McLennan Companies, Inc.	4,184	342,962
Prudential Financial, Inc.	3,477	325,134
Progressive Corp.	5,170	305,806
Allstate Corp.	3,271	298,544
Travelers Companies, Inc.	2,432	297,531
Aflac, Inc.	6,902	296,924
Willis Towers Watson plc	1,803	273,335
Chubb Ltd.	2,135	271,188
Hartford Financial Services Group, Inc.	4,358	222,825
Aon plc	1,600	219,472
XL Group Ltd.	3,894	217,869
Loews Corp.	4,267	206,011
Arch Capital Group Ltd.*	7,658	202,631
Principal Financial Group, Inc.	3,792	200,786
Everest Re Group Ltd.	840	193,603
Lincoln National Corp.	3,030	188,618
Arthur J Gallagher & Co.	2,798	182,653
Cincinnati Financial Corp.	2,607	174,304
Torchmark Corp.	1,951	158,831
Reinsurance Group of America, Inc. — Class A	1,130	150,832
Athene Holding Ltd. — Class A*	3,380	148,179
Unum Group	4,002	148,034
Voya Financial, Inc.	3,044	143,068
Assurant, Inc.	1,369	141,678
First American Financial Corp.	2,469	127,697
Old Republic International Corp.	6,390	127,225
Brighthouse Financial, Inc.*	2,760	110,593
MGIC Investment Corp.*	9,800	105,056
Total Insurance		7,618,334
Diversified Financial Services - 15.9%
American Express Co.	4,953	485,394
BlackRock, Inc. — Class A	936	467,101
Charles Schwab Corp.	8,237	420,911
CME Group, Inc. — Class A	2,387	391,277
Intercontinental Exchange, Inc.	4,724	347,450
TD Ameritrade Holding Corp.	5,169	283,106
T. Rowe Price Group, Inc.	2,372	275,365
Interactive Brokers Group, Inc. — Class A	4,092	263,566
Synchrony Financial	7,718	257,627
Discover Financial Services	3,606	253,898
Ameriprise Financial, Inc.	1,646	230,243
Franklin Resources, Inc.	6,789	217,587
E*TRADE Financial Corp.*	3,381	206,782
Nasdaq, Inc.	2,229	203,441
Raymond James Financial, Inc.	2,048	182,989
Cboe Global Markets, Inc.	1,753	182,435
Ally Financial, Inc.	6,801	178,662
Invesco Ltd.	6,523	173,251
SEI Investments Co.	2,603	162,740
Jefferies Financial Group, Inc.	6,583	149,697
Affiliated Managers Group, Inc.	998	148,373
Credit Acceptance Corp.*,1	392	138,533
LPL Financial Holdings, Inc.	1,900	124,526
BGC Partners, Inc. — Class A	10,731	121,475
SLM Corp.*	10,313	118,084
Evercore, Inc. — Class A	1,016	107,137
Navient Corp.	7,492	97,621
Federated Investors, Inc. — Class B	3,491	81,410
LendingTree, Inc.*,1	374	79,961
Total Diversified Financial Services		6,350,642
Commercial Services - 2.0%
S&P Global, Inc.	1,857	378,624
Moody's Corp.	1,765	301,038
MarketAxess Holdings, Inc.	701	138,700
Total Commercial Services		818,362
Savings & Loans - 1.2%
People's United Financial, Inc.	7,276	131,623
New York Community Bancorp, Inc.	10,939	120,767
Sterling Bancorp	5,083	119,450
Investors Bancorp, Inc.	7,964	101,860
Total Savings & Loans		473,700
Real Estate - 1.1%
CBRE Group, Inc. — Class A*	4,443	212,109
Jones Lang LaSalle, Inc.	863	143,249
Realogy Holdings Corp.[1]	3,771	85,979
Total Real Estate		441,337
Software - 0.5%
MSCI, Inc. — Class A	1,215	200,997
Media - 0.4%
FactSet Research Systems, Inc.	710	140,651
Investment Companies - 0.3%
Ares Capital Corp.	8,516	140,088
Total Common Stocks
(Cost $32,085,887)		39,478,864

PREFERRED STOCKS† - 0.6%
Banks - 0.6%
Itau Unibanco Holding S.A. ADR due	21,557	223,762
Total Preferred Stocks
(Cost $231,187)		223,762

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	$154,428	154,428
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	75,831	75,831
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	50,554	50,554
Total Repurchase Agreements
(Cost $280,813)		280,813

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[4]	173,855	$173,855
Total Securities Lending Collateral
(Cost $173,855)		173,855
Total Investments - 100.3%
(Cost $32,771,742)		$40,157,294
Other Assets & Liabilities, net - (0.3)%		(129,357)
Total Net Assets - 100.0%		$40,027,937

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$39,478,864	$—	$—	$39,478,864
Preferred Stocks	223,762	—	—	223,762
Repurchase Agreements	—	280,813	—	280,813
Securities Lending Collateral	173,855	—	—	173,855
Total Assets	$39,876,481	$280,813	$—	$40,157,294

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
MUTUAL FUNDS† - 10.0%
Guggenheim Strategy Fund II1	230,739	$5,766,165
Guggenheim Strategy Fund I1	229,869	5,755,929
Total Mutual Funds
(Cost $11,493,913)		11,522,094

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 60.0%
U.S. Treasury Bond
3.13% due 05/15/48	$66,900,000	68,687,484
Total U.S. Government Securities
(Cost $66,446,285)		68,687,484

FEDERAL AGENCY DISCOUNT NOTES†† - 13.1%
Fannie Mae[2]
1.32% due 07/02/18[3,4]	15,000,000	14,999,267
Total Federal Agency Discount Notes
(Cost $14,999,267)		14,999,267

U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bills
1.72% due 07/12/18[3,4,5]	811,000	810,622
Total U.S. Treasury Bills
(Cost $810,558)		810,622

REPURCHASE AGREEMENTS††,6 - 8.6%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	5,428,414	5,428,414
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	2,665,608	2,665,608
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	1,777,072	1,777,072
Total Repurchase Agreements
(Cost $9,871,094)		9,871,094
Total Investments - 92.4%
(Cost $103,621,117)		$105,890,561
Other Assets & Liabilities, net - 7.6%		8,664,326
Total Net Assets - 100.0%		$114,554,887

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	498	Sep 2018	$79,353,188	$925,974

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2018.
[6]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$11,522,094	$—	$—	$11,522,094
U.S. Government Securities	—	68,687,484	—	68,687,484
Federal Agency Discount Notes	—	14,999,267	—	14,999,267
U.S. Treasury Bills	—	810,622	—	810,622
Repurchase Agreements	—	9,871,094	—	9,871,094
Interest Rate Futures Contracts*	925,974	—	—	925,974
Total Assets	$12,448,068	$94,368,467	$—	$106,816,535

*	This derivative is reported as unrealized gain at period end.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended June 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 03/29/18	Additions	Reductions	Realized Gain	Change in Unrealized	Value 06/30/18	Shares 06/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$3,958,308	$4,000,000	$(2,200,000)	$13,025	$(15,404)	$5,755,929	229,869	$25,304
Guggenheim Strategy Fund II	5,370,039	2,150,000	(1,750,000)	3,299	(7,173)	5,766,165	230,739	35,298
	$9,328,347	$6,150,000	$(3,950,000)	$16,324	$(22,577)	$11,522,094		$60,602

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.8%
Pharmaceuticals - 32.3%
Johnson & Johnson	18,966	$2,301,334
Pfizer, Inc.	51,565	1,870,778
Merck & Company, Inc.	26,935	1,634,955
AbbVie, Inc.	16,176	1,498,706
Bristol-Myers Squibb Co.	22,335	1,236,019
Eli Lilly & Co.	14,334	1,223,120
CVS Health Corp.	15,408	991,505
Allergan plc	5,606	934,632
Express Scripts Holding Co.*	10,513	811,709
Zoetis, Inc.	9,454	805,386
McKesson Corp.	4,670	622,978
Teva Pharmaceutical Industries Ltd. ADR	25,263	614,396
Mylan N.V.*	15,187	548,858
AmerisourceBergen Corp. — Class A	6,118	521,682
Cardinal Health, Inc.	9,568	467,206
GlaxoSmithKline plc ADR	11,513	464,089
Novartis AG ADR	6,139	463,740
Jazz Pharmaceuticals plc*	2,685	462,626
AstraZeneca plc ADR	13,174	462,539
Perrigo Company plc	6,095	444,387
Sarepta Therapeutics, Inc.*	3,300	436,194
Alkermes plc*	9,550	393,078
Neurocrine Biosciences, Inc.*	3,830	376,259
DexCom, Inc.*	3,835	364,248
Valeant Pharmaceuticals International, Inc.*	14,604	339,397
Nektar Therapeutics*	6,898	336,829
PRA Health Sciences, Inc.*	3,310	309,022
Agios Pharmaceuticals, Inc.*	3,173	267,262
Supernus Pharmaceuticals, Inc.*	4,000	239,400
Array BioPharma, Inc.*	13,782	231,262
Ironwood Pharmaceuticals, Inc. — Class A*	11,520	220,262
TESARO, Inc.*,1	4,706	209,276
Horizon Pharma plc*	12,328	204,152
Clovis Oncology, Inc.*	4,380	199,159
Global Blood Therapeutics, Inc.*	4,300	194,360
Portola Pharmaceuticals, Inc.*	5,120	193,382
Akorn, Inc.*	11,626	192,875
Mallinckrodt plc*,1	8,527	159,114
Corcept Therapeutics, Inc.*	9,900	155,628
Pacira Pharmaceuticals, Inc.*	4,142	132,751
Total Pharmaceuticals		23,534,555
Healthcare-Products - 23.2%
Abbott Laboratories	21,318	1,300,185
Thermo Fisher Scientific, Inc.	5,524	1,144,241
Danaher Corp.	10,558	1,041,864
Becton Dickinson and Co.	4,336	1,038,732
Stryker Corp.	5,969	1,007,925
Intuitive Surgical, Inc.*	1,934	925,380
Medtronic plc	9,955	852,248
Boston Scientific Corp.*	25,942	848,303
Baxter International, Inc.	10,759	794,445
Edwards Lifesciences Corp.*	4,778	695,534
Align Technology, Inc.*	1,892	647,329
Zimmer Biomet Holdings, Inc.	5,376	599,101
IDEXX Laboratories, Inc.*	2,493	543,324
ABIOMED, Inc.*	1,280	523,584
ResMed, Inc.	4,672	483,926
Teleflex, Inc.	1,630	437,182
Cooper Companies, Inc.	1,816	427,577
Henry Schein, Inc.*	5,867	426,179
Hologic, Inc.*	10,263	407,954
Dentsply Sirona, Inc.	9,052	396,206
Varian Medical Systems, Inc.*	3,483	396,087
ICU Medical, Inc.*	1,040	305,396
Integra LifeSciences Holdings Corp.*	4,600	296,286
Bio-Techne Corp.	1,930	285,544
Masimo Corp.*	2,890	282,209
Insulet Corp.*	3,170	271,669
NuVasive, Inc.*	3,882	202,330
Patterson Companies, Inc.[1]	8,314	188,478
MiMedx Group, Inc.*,1	18,326	117,103
Total Healthcare-Products		16,886,321
Biotechnology - 22.8%
Amgen, Inc.	7,620	1,406,576
Gilead Sciences, Inc.	17,325	1,227,303
Biogen, Inc.*	3,369	977,818
Celgene Corp.*	12,230	971,307
Shire plc ADR	5,512	930,426
Vertex Pharmaceuticals, Inc.*	5,143	874,104
Regeneron Pharmaceuticals, Inc.*	2,337	806,242
Illumina, Inc.*	2,864	799,886
Alexion Pharmaceuticals, Inc.*	5,459	677,735
BioMarin Pharmaceutical, Inc.*	5,642	531,476
Incyte Corp.*	6,720	450,240
Seattle Genetics, Inc.*	6,397	424,697
Alnylam Pharmaceuticals, Inc.*	3,845	378,694
Sage Therapeutics, Inc.*	2,210	345,931
Exelixis, Inc.*	15,795	339,908
Exact Sciences Corp.*	5,454	326,095
Bluebird Bio, Inc.*	2,060	323,317
FibroGen, Inc.*	4,760	297,976
Loxo Oncology, Inc.*	1,670	289,712
United Therapeutics Corp.*	2,506	283,554
Ligand Pharmaceuticals, Inc. — Class B*	1,330	275,536
Ionis Pharmaceuticals, Inc.*	6,590	274,605
Immunomedics, Inc.*,1	11,100	262,737
Ultragenyx Pharmaceutical, Inc.*	3,160	242,909
Spark Therapeutics, Inc.*	2,841	235,121
Amicus Therapeutics, Inc.*	13,664	213,432
Medicines Co.*	5,705	209,373
Intercept Pharmaceuticals, Inc.*	2,470	207,258
Myriad Genetics, Inc.*	5,488	205,086
Blueprint Medicines Corp.*	3,090	196,153
Puma Biotechnology, Inc.*	3,300	195,195
Spectrum Pharmaceuticals, Inc.*	9,160	191,994
ACADIA Pharmaceuticals, Inc.*	11,791	180,049
Editas Medicine, Inc.*	4,549	162,991
AnaptysBio, Inc.*	2,180	154,867
ImmunoGen, Inc.*	15,208	147,974
Sangamo Therapeutics, Inc.*	10,310	146,402
Radius Health, Inc.*,1	4,961	146,201

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Biotechnology - 22.8% (continued)
Esperion Therapeutics, Inc.*,1	3,200	$125,408
Dynavax Technologies Corp.*	8,125	123,906
Total Biotechnology		16,560,194
Healthcare-Services - 16.1%
UnitedHealth Group, Inc.	7,822	1,919,050
Anthem, Inc.	4,114	979,255
Aetna, Inc.	5,309	974,202
Humana, Inc.	2,738	814,911
Cigna Corp.	4,776	811,681
HCA Healthcare, Inc.	7,332	752,263
Centene Corp.*	5,253	647,222
IQVIA Holdings, Inc.*	5,742	573,166
Laboratory Corporation of America Holdings*	2,989	536,615
Quest Diagnostics, Inc.	4,471	491,542
DaVita, Inc.*	6,334	439,833
WellCare Health Plans, Inc.*	1,758	432,890
Universal Health Services, Inc. — Class B	3,682	410,322
Molina Healthcare, Inc.*	3,236	316,934
Envision Healthcare Corp.*	6,646	292,490
Syneos Health, Inc.*	5,919	277,601
MEDNAX, Inc.*	5,996	259,507
Acadia Healthcare Company, Inc.*	5,970	244,233
Tenet Healthcare Corp.*	6,820	228,947
LifePoint Health, Inc.*	3,406	166,213
Tivity Health, Inc.*	4,360	153,472
Total Healthcare-Services		11,722,349
Electronics - 2.6%
Agilent Technologies, Inc.	8,889	549,696
Waters Corp.*	2,599	503,140
Mettler-Toledo International, Inc.*	842	487,207
PerkinElmer, Inc.	4,827	353,481
Total Electronics		1,893,524
Software - 2.4%
Cerner Corp.*	9,391	561,488
Veeva Systems, Inc. — Class A*	5,282	405,974
athenahealth, Inc.*	2,050	326,237
Medidata Solutions, Inc.*	3,445	277,529
Allscripts Healthcare Solutions, Inc.*	15,196	182,352
Total Software		1,753,580
Commercial Services - 0.4%
HealthEquity, Inc.*	3,530	265,103
Total Common Stocks
(Cost $64,508,328)		72,615,626

RIGHTS††† - 0.0%
Dyax Corp.*,2	5,700	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,3 - 0.4%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	$166,883	166,883
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	81,948	81,948
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	54,632	54,632
Total Repurchase Agreements
(Cost $303,463)		303,463

	Shares
SECURITIES LENDING COLLATERAL†,4 - 1.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[5]	799,949	799,949
Total Securities Lending Collateral
(Cost $799,949)		799,949
Total Investments - 101.3%
(Cost $65,611,740)		$73,719,038
Other Assets & Liabilities, net - (1.3)%		(978,997)
Total Net Assets - 100.0%		$72,740,041

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at June 30, 2018. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7 day yield as of June 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$72,615,626	$—	$—		$72,615,626
Rights	—	—	—	*	—
Repurchase Agreements	—	303,463	—		303,463
Securities Lending Collateral	799,949	—	—		799,949
Total Assets	$73,415,575	$303,463	$—		$73,719,038

*	Includes securities with a market value of $0

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.6%
Internet - 62.2%
Amazon.com, Inc.*	4,630	$7,870,074
Alphabet, Inc. — Class A*	6,719	7,587,028
Facebook, Inc. — Class A*	33,234	6,458,031
Netflix, Inc.*	9,041	3,538,919
Alibaba Group Holding Ltd. ADR*	14,401	2,671,817
Booking Holdings, Inc.*	1,316	2,667,650
Baidu, Inc. ADR*	7,017	1,705,131
eBay, Inc.*	44,349	1,608,095
Twitter, Inc.*	34,280	1,497,008
JD.com, Inc. ADR*	36,799	1,433,321
Ctrip.com International Ltd. ADR*	24,827	1,182,510
Palo Alto Networks, Inc.*	5,722	1,175,699
Expedia Group, Inc.	9,579	1,151,300
VeriSign, Inc.*	8,119	1,115,713
Snap, Inc. — Class A*,1	83,080	1,087,517
IAC/InterActiveCorp*	6,243	951,995
MercadoLibre, Inc.	3,154	942,825
GoDaddy, Inc. — Class A*	13,301	939,050
Wayfair, Inc. — Class A*,1	7,819	928,584
Zillow Group, Inc. — Class A*	15,193	907,782
Zillow Group, Inc. — Class C*,1	15,114	892,633
F5 Networks, Inc.*	5,064	873,287
Match Group, Inc.*,1	22,004	852,435
Vipshop Holdings Ltd. ADR*	73,462	797,063
GrubHub, Inc.*	7,528	789,762
TripAdvisor, Inc.*	13,381	745,455
Shopify, Inc. — Class A*	5,020	732,368
Weibo Corp. ADR*,1	8,237	731,116
SINA Corp.*	8,451	715,715
YY, Inc. ADR*	7,121	715,447
Wix.com Ltd.*	7,070	709,121
Twilio, Inc. — Class A*	11,231	629,161
58.com, Inc. ADR*	9,013	624,961
Okta, Inc.*	12,380	623,581
Baozun, Inc. ADR*	11,350	620,845
Autohome, Inc. ADR	6,110	617,110
Trade Desk, Inc. — Class A*	5,967	559,705
Stamps.com, Inc.*	2,186	553,167
Etsy, Inc.*	13,072	551,508
Yelp, Inc. — Class A*	12,555	491,905
Shutterfly, Inc.*	5,187	466,986
Cogent Communications Holdings, Inc.	8,116	433,394
Pandora Media, Inc.*,1	49,634	391,116
Cars.com, Inc.*	13,666	387,978
8x8, Inc.*	18,920	379,346
TrueCar, Inc.*	27,197	274,418
Overstock.com, Inc.*,1	7,525	253,216
Total Internet		63,832,848
Telecommunications - 13.1%
Cisco Systems, Inc.	89,299	3,842,509
Motorola Solutions, Inc.	10,444	1,215,368
Arista Networks, Inc.*	4,521	1,164,112
Juniper Networks, Inc.	31,074	852,049
Ubiquiti Networks, Inc.*,1	8,037	680,895
CommScope Holding Company, Inc.*	22,011	642,831
LogMeIn, Inc.	6,150	634,988
ARRIS International plc*	23,530	575,191
Ciena Corp.*	20,922	554,642
ViaSat, Inc.*,1	8,301	545,542
Vonage Holdings Corp.*	38,190	492,269
InterDigital, Inc.	5,570	450,613
Viavi Solutions, Inc.*	42,166	431,780
Finisar Corp.*,1	22,577	406,386
NETGEAR, Inc.*	6,101	381,313
Oclaro, Inc.*	37,817	337,706
Extreme Networks, Inc.*	31,523	250,923
Total Telecommunications		13,459,117
Software - 12.1%
salesforce.com, Inc.*	20,284	2,766,738
NetEase, Inc. ADR	4,871	1,230,756
Citrix Systems, Inc.*	9,840	1,031,626
Akamai Technologies, Inc.*	12,702	930,167
Veeva Systems, Inc. — Class A*	11,482	882,507
Momo, Inc. ADR*	15,749	685,082
New Relic, Inc.*	6,280	631,705
HubSpot, Inc.*,1	4,670	585,618
j2 Global, Inc.	6,527	565,303
2U, Inc.*	6,750	564,030
Coupa Software, Inc.*	8,430	524,683
Box, Inc. — Class A*	19,952	498,600
Cornerstone OnDemand, Inc.*	9,249	438,680
Ebix, Inc.[1]	5,510	420,137
Allscripts Healthcare Solutions, Inc.*	33,049	396,588
Hortonworks, Inc.*	17,860	325,409
Total Software		12,477,629
Commercial Services - 5.0%
PayPal Holdings, Inc.*	32,564	2,711,604
CoStar Group, Inc.*	2,602	1,073,663
Cimpress N.V.*	4,820	698,707
Alarm.com Holdings, Inc.*	8,790	354,940
NutriSystem, Inc.	7,839	301,802
Total Commercial Services		5,140,716
Diversified Financial Services - 2.5%
TD Ameritrade Holding Corp.	26,870	1,471,670
E*TRADE Financial Corp.*	17,645	1,079,168
Total Diversified Financial Services		2,550,838
Computers - 1.7%
Nutanix, Inc. — Class A*	14,523	748,951
Lumentum Holdings, Inc.*	9,052	524,111
NetScout Systems, Inc.*	14,201	421,770
Total Computers		1,694,832
REITs - 1.6%
Equinix, Inc.	3,909	1,680,440
Retail - 1.1%
Qurate Retail, Inc. — Class A*	40,980	869,595
PetMed Express, Inc.[1]	6,077	267,692
Total Retail		1,137,287
Electronics - 0.3%
Applied Optoelectronics, Inc.*	5,885	264,237
Total Common Stocks
(Cost $85,376,019)		102,237,944

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.7%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	$389,373	$389,373
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	191,201	191,201
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	127,467	127,467
Total Repurchase Agreements
(Cost $708,041)		708,041

	Shares
SECURITIES LENDING COLLATERAL†,3 - 5.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[4]	5,696,814	5,696,814
Total Securities Lending Collateral
(Cost $5,696,814)		5,696,814
Total Investments - 105.8%
(Cost $91,780,874)		$108,642,799
Other Assets & Liabilities, net - (5.8)%		(5,907,868)
Total Net Assets - 100.0%		$102,734,931

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$102,237,944	$—	$—	$102,237,944
Repurchase Agreements	—	708,041	—	708,041
Securities Lending Collateral	5,696,814	—	—	5,696,814
Total Assets	$107,934,758	$708,041	$—	$108,642,799

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
MUTUAL FUNDS† - 10.3%
Guggenheim Strategy Fund II1	426,392	$10,655,533
Guggenheim Strategy Fund I1	415,202	10,396,664
Guggenheim Strategy Fund III[1]	293,670	7,338,810
Total Mutual Funds
(Cost $28,224,911)		28,391,007

	Face Amount
FEDERAL AGENCY NOTES†† - 40.9%
Federal Farm Credit Bank[2]
2.05% (U.S. Prime Rate - 2.95%) due 09/25/19[3]	$100,000,000	99,963,358
5.05% due 08/01/18	5,000,000	5,012,380
2.31% (3 Month USD LIBOR - 0.03%) due 09/18/18[3]	1,000,000	1,000,770
2.29% (3 Month USD LIBOR 0.04%) due 09/04/18[3]	1,000,000	1,000,450
Total Federal Farm Credit Bank		106,976,958
Federal Home Loan Bank[2]
1.75% due 10/26/22[4]	5,935,000	5,920,655
Total Federal Agency Notes
(Cost $112,948,626)		112,897,613

FEDERAL AGENCY DISCOUNT NOTES†† - 35.1%
Federal Home Loan Bank[2]
1.91% due 10/01/18[5,6]	90,000,000	89,549,550
1.83% due 07/06/18[5,6]	6,400,000	6,398,373
1.83% due 07/05/18[5,6]	1,000,000	999,797
Total Federal Home Loan Bank		96,947,720
Total Federal Agency Discount Notes
(Cost $96,954,270)		96,947,720

U.S. TREASURY BILLS†† - 2.2%
U.S. Treasury Bills
1.72% due 07/12/18[5,6,7]	5,995,000	5,992,208
Total U.S. Treasury Bills
(Cost $5,991,730)		5,992,208

REPURCHASE AGREEMENTS††,8 - 8.9%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18[9]	13,598,598	13,598,598
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18[9]	6,677,554	6,677,554
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18[9]	4,451,703	4,451,703
Total Repurchase Agreements
(Cost $24,727,855)		24,727,855
Total Investments - 97.4%
(Cost $268,847,392)		$268,956,403
Other Assets & Liabilities, net - 2.6%		7,305,138
Total Net Assets - 100.0%		$276,261,541

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	2,141	Sep 2018	$243,220,946	$404,379

Centrally Cleared Credit Default Swaps PROTECTION SOLD††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Loss
Barclays Bank plc	ICE	CDX.NA.HY.30 Index	5.00%	Quarterly	06/20/23	$154,820,000	$8,855,704	$10,103,901	$(1,248,197)
Goldman Sachs International	ICE	CDX.NA.HY.30 Index	5.00%	Quarterly	06/20/23	97,700,000	5,588,440	6,282,564	(694,124)
							$14,444,144	$16,386,465	$(1,942,321)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Loss
OTC Credit Index Swap Agreements††,10
Goldman Sachs International	iShares iBoxx High Yield Corporate Bond	1.60%	At Maturity	07/27/18	186,587	$15,874,822	$(117,550)

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is the rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	Zero coupon rate security.
[7]	All or a portion of this security is pledged as futures collateral at June 30, 2018.
[8]	Repurchase Agreements — See Note 4.
[9]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2018.
[10]	Total return based on iShares iBoxx $ High Yield Corporate Bond ETF +/- financing at a variable rate. Rate indicated is the rate effective June 30, 2018.

CDX.NA.HY.30 Index — Credit Default Swap North American High Yield Series 30 Index

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

USD — United States Dollar

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$28,391,007	$—	$—	$28,391,007
Federal Agency Notes	—	112,897,613	—	112,897,613
Federal Agency Discount Notes	—	96,947,720	—	96,947,720
U.S. Treasury Bills	—	5,992,208	—	5,992,208
Repurchase Agreements	—	24,727,855	—	24,727,855
Interest Rate Futures Contracts*	404,379	—	—	404,379
Total Assets	$28,795,386	$240,565,396	$—	$269,360,782

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swaps*	$—	$1,942,321	$—	$1,942,321
Credit Index Swap Agreements*	—	117,550	—	117,550
Total Liabilities	$—	$2,059,871	$—	$2,059,871

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Transactions during the period ended June 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 03/29/18	Additions	Reductions	Realized Gain	Change in Unrealized	Value 06/30/18	Shares 06/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$2,901,015	$8,000,000	$(500,000)	$200	$(4,551)	$10,396,664	415,202	$44,171
Guggenheim Strategy Fund II	10,214,061	450,000	–	–	(8,528)	10,655,533	426,392	72,325
Guggenheim Strategy Fund III	7,350,556	–	–	–	(11,746)	7,338,810	293,670	51,077
	$20,465,632	$8,450,000	$(500,000)	$200	$(24,825)	$28,391,007		$167,573

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 173.1%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18[2]	$903,865	$903,865
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18[2]	443,840	443,840
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18[2]	295,894	295,894
Total Repurchase Agreements
(Cost $1,643,599)		1,643,599
Total Investments - 173.1%
(Cost $1,643,599)		$1,643,599
Other Assets & Liabilities, net - (73.1)%		(693,839)
Total Net Assets - 100.0%		$949,760

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Sold Short†
MSCI EAFE Index Mini Futures Contracts	5	Sep 2018	$265,825	$(6,668)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	BNY Mellon Emerging Markets 50 ADR Index[3]	(1.53%)	At Maturity	07/27/18	282	$733,379	$5,536
BNP Paribas	BNY Mellon Emerging Markets 50 ADR Index[3]	(2.52%)	At Maturity	07/30/18	352	915,411	(14,536)
						$1,648,790	$(9,000)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2018.
[3]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2018.

See Sector Classification in Other Information section.

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Repurchase Agreements	$—	$1,643,599	$—	$1,643,599
Equity Index Swap Agreements*	—	5,536	—	5,536
Total Assets	$—	$1,649,135	$—	$1,649,135

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts*	$6,668	$—	$—	$6,668
Equity Index Swap Agreements*	—	14,536	—	14,536
Total Liabilities	$6,668	$14,536	$—	$21,204

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
MUTUAL FUNDS† - 18.2%
Guggenheim Strategy Fund I1	403,967	$10,115,341
Guggenheim Strategy Fund II1	404,228	10,101,669
Total Mutual Funds
(Cost $20,052,765)		20,217,010

	Face Amount
FEDERAL AGENCY NOTES†† - 63.1%
Federal Farm Credit Bank[2]
1.01% due 09/20/18	$10,000,000	9,979,330
0.78% due 07/05/18	5,000,000	4,999,560
1.94% (U.S. Prime Rate - 3.06%) due 06/05/19[3]	5,000,000	4,994,167
1.92% (U.S. Prime Rate - 3.08%) due 03/12/19[3]	4,500,000	4,496,187
2.25% (U.S. Prime Rate - 2.75%) due 07/18/18[3]	1,000,000	1,000,145
Total Federal Farm Credit Bank		25,469,389
Federal Home Loan Bank[2]
1.75% due 10/26/22[4]	12,500,000	12,469,787
1.95% due 09/13/22[4]	10,000,000	9,990,480
0.88% due 10/01/18	2,500,000	2,492,855
Total Federal Home Loan Bank		24,953,122
Freddie Mac[5]
1.75% due 10/26/22[4]	12,500,000	12,491,225
1.75% due 11/02/22[4]	2,500,000	2,491,593
5.00% due 12/14/18	1,855,000	1,877,297
Total Freddie Mac		16,860,115
Fannie Mae[5]
1.13% due 12/14/18	2,835,000	2,822,183
Total Federal Agency Notes
(Cost $70,175,548)		70,104,809

FEDERAL AGENCY DISCOUNT NOTES†† - 12.8%
Federal Home Loan Bank[2]
1.91% due 10/01/18[6,7]	10,000,000	9,949,951
1.85% due 07/06/18[6,7]	3,300,000	3,299,152
1.71% due 07/02/18[6,7]	700,000	699,964
1.85% due 07/10/18[6,7]	300,000	299,861
Total Federal Home Loan Bank		14,248,928
Total Federal Agency Discount Notes
(Cost $14,249,655)		14,248,928

U.S. TREASURY BILLS†† - 0.4%
U.S. Treasury Bills
1.72% due 07/12/18[6,7,8]	382,000	381,822
Total U.S. Treasury Bills
(Cost $381,792)		381,822

REPURCHASE AGREEMENTS†† - 91.7%
Individual Repurchase Agreements[9]
Mizuho Financial Group, Inc. issued 06/29/18 at 1.90% due 07/02/18 (secured by a U.S. Treasury Bond, at a rate of 3.25% and maturing 05/15/48 as collateral, with a value of $57,769,209) to be repurchased at $53,790,469	52,931,316	52,931,316
Barclays Capital issued 06/29/18 at 1.80% due 07/02/18 (secured by a U.S. Treasury Bond, at a rate of 3.25% and maturing 05/15/48 as collateral, with a value of $43,741,201) to be repurchased at $42,959,493	42,273,375	42,273,375
Joint Repurchase Agreements[10]
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	3,668,863	3,668,863
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	1,801,585	1,801,585
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	1,201,057	1,201,057
Total Repurchase Agreements
(Cost $101,876,196)		101,876,196
Total Investments - 186.2%
(Cost $206,735,956)		$206,828,765

U.S. Government Securities Sold Short†† - (88.2)%
U.S. Treasury Bond
3.13% due 05/15/48	95,400,000	(97,948,969)
Total U.S. Government Securities Sold Short
(Proceeds $95,092,212)		(97,948,969)
Other Assets & Liabilities, net - 2.0%		2,187,409
Total Net Assets - 100.0%		$111,067,205

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	94	Sep 2018	$14,978,313	$(235,955)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

[3]	Variable rate security. Rate indicated is the rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	Rate indicated is the effective yield at the time of purchase.
[7]	Zero coupon rate security.
[8]	All or a portion of this security is pledged as futures collateral at June 30, 2018.
[9]	All or a portion of this security is pledged as short security collateral at June 30, 2018.
[10]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$20,217,010	$—	$—	$20,217,010
Federal Agency Notes	—	70,104,809	—	70,104,809
Federal Agency Discount Notes	—	14,248,928	—	14,248,928
U.S. Treasury Bills	—	381,822	—	381,822
Repurchase Agreements	—	101,876,196	—	101,876,196
Total Assets	$20,217,010	$186,611,755	$—	$206,828,765

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities	$—	$97,948,969	$—	$97,948,969
Interest Rate Futures Contracts*	235,955	—	—	235,955
Total Liabilities	$235,955	$97,948,969	$—	$98,184,924

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended June 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 03/29/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 06/30/18	Shares 06/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$10,119,381	$–	$–	$–	$(4,040)	$10,115,341	403,967	$65,290
Guggenheim Strategy Fund II	10,109,753	–	–	–	(8,084)	10,101,669	404,228	70,728
	$20,229,134	$–	$–	$–	$(12,124)	$20,217,010		$136,018

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
MUTUAL FUNDS† - 24.5%
Guggenheim Strategy Fund I1	38,444	$962,632
Guggenheim Strategy Fund II1	38,414	959,963
Total Mutual Funds
(Cost $1,907,320)		1,922,595

	Face Amount
U.S. TREASURY BILLS†† - 0.4%
U.S. Treasury Bills
1.72% due 07/12/18[2,3,4]	$29,000	28,986
Total U.S. Treasury Bills
(Cost $28,984)		28,986

REPURCHASE AGREEMENTS††,5 - 71.9%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	3,102,514	3,102,514
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	1,523,481	1,523,481
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	1,015,654	1,015,654
Total Repurchase Agreements
(Cost $5,641,649)		5,641,649
Total Investments - 96.8%
(Cost $7,577,953)		$7,593,230
Other Assets & Liabilities, net - 3.2%		251,016
Total Net Assets - 100.0%		$7,844,246

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	63	Sep 2018	$7,156,898	$(4,454)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS PROTECTION PURCHASED††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Gain
Barclays Bank plc	ICE	CDX.NA.HY.30 Index	5.00%	Quarterly	06/20/23	$7,370,000	$421,564	$(489,252)	$67,688

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2018.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	Repurchase Agreements — See Note 4.

CDX.NA.HY.30 Index — Credit Default Swap North American High Yield Series 30 Index

ICE — Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,922,595	$—	$—	$1,922,595
U.S. Treasury Bills	—	28,986	—	28,986
Repurchase Agreements	—	5,641,649	—	5,641,649
Credit Default Swaps*	—	67,688	—	67,688
Total Assets	$1,922,595	$5,738,323	$—	$7,660,918

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts*	$4,454	$—	$—	$4,454

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended June 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 03/29/18	Additions	Reductions	Realized Loss	Change in Unrealized	Value 06/30/18	Shares 06/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$1,073,016	$–	$(110,000)	$(307)	$(77)	$962,632	38,444	$6,303
Guggenheim Strategy Fund II	1,070,732	–	(110,000)	(264)	(505)	959,963	38,414	6,828
	$2,143,748	$–	$(220,000)	$(571)	$(582)	$1,922,595		$13,131

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
MUTUAL FUNDS† - 33.3%
Guggenheim Strategy Fund II1	7,845	$196,037
Guggenheim Strategy Fund I1	3,842	96,210
Total Mutual Funds
(Cost $290,563)		292,247

	Face Amount
U.S. TREASURY BILLS†† - 11.4%
U.S. Treasury Bills
1.87% due 09/20/18[2,3,4]	$100,000	99,583
Total U.S. Treasury Bills
(Cost $99,574)		99,583

REPURCHASE AGREEMENTS††,5 - 55.3%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18[2]	266,344	266,344
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18[2]	130,788	130,788
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18[2]	87,192	87,192
Total Repurchase Agreements
(Cost $484,324)		484,324
Total Investments - 100.0%
(Cost $874,461)		$876,154
Other Assets & Liabilities, net - 0.0%		368
Total Net Assets - 100.0%		$876,522

Total Return Swap Agreements

Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P MidCap 400 Index	(2.03%)	At Maturity	07/27/18	257	$501,683	$3,455
Barclays Bank plc	S&P MidCap 400 Index	(2.18%)	At Maturity	07/31/18	47	91,777	(417)
BNP Paribas	S&P MidCap 400 Index	(1.94%)	At Maturity	07/30/18	147	286,108	(1,299)
						$879,568	$1,739

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2018.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$292,247	$—	$—	$292,247
U.S. Treasury Bills	—	99,583	—	99,583
Repurchase Agreements	—	484,324	—	484,324
Equity Index Swap Agreements*	—	3,455	—	3,455
Total Assets	$292,247	$587,362	$—	$879,609

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements*	$—	$1,716	$—	$1,716

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended June 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 03/29/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 06/30/18	Shares 06/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$96,248	$–	$–	$–	$(38)	$96,210	3,842	$631
Guggenheim Strategy Fund II	196,194	–	–	–	(157)	196,037	7,845	1,374
	$292,442	$–	$–	$–	$(195)	$292,247		$2,005

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
MUTUAL FUNDS† - 43.2%
Guggenheim Strategy Fund II1	84,998	$2,124,093
Guggenheim Strategy Fund I1	84,664	2,119,991
Total Mutual Funds
(Cost $4,216,828)		4,244,084

	Face Amount
REPURCHASE AGREEMENTS††,2 - 56.6%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18[3]	$3,055,880	3,055,880
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18[3]	1,500,582	1,500,582
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18[3]	1,000,388	1,000,388
Total Repurchase Agreements
(Cost $5,556,850)		5,556,850
Total Investments - 99.8%
(Cost $9,773,678)		$9,800,934
Other Assets & Liabilities, net - 0.2%		19,270
Total Net Assets - 100.0%		$9,820,204

Total Return Swap Agreements

Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Loss
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	NASDAQ-100 Index	(2.33%)	At Maturity	07/31/18	13	$94,410	$(954)
Goldman Sachs International	NASDAQ-100 Index	(2.28%)	At Maturity	07/27/18	474	3,335,415	(1,371)
BNP Paribas	NASDAQ-100 Index	(2.09%)	At Maturity	07/30/18	906	6,377,093	(64,424)
						$9,806,918	$(66,749)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2018.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,244,084	$—	$—	$4,244,084
Repurchase Agreements	—	5,556,850	—	5,556,850
Total Assets	$4,244,084	$5,556,850	$—	$9,800,934

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements*	$—	$66,749	$—	$66,749

*	This derivative is reported as unrealized gain/loss at period end.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended June 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 03/29/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 06/30/18	Shares 06/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$2,120,838	$–	$–	$–	$(847)	$2,119,991	84,664	$13,911
Guggenheim Strategy Fund II	2,125,793	–	–	–	(1,700)	2,124,093	84,998	14,882
	$4,246,631	$–	$–	$–	$(2,547)	$4,244,084		$28,793

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
MUTUAL FUNDS† - 28.1%
Guggenheim Strategy Fund II1	24,220	$605,249
Guggenheim Strategy Fund I1	20,395	510,689
Total Mutual Funds
(Cost $1,106,206)		1,115,938

	Face Amount
FEDERAL AGENCY NOTES†† - 25.1%
Federal Farm Credit Bank[2]
2.17% (U.S. Prime Rate -2.83%) due 09/12/18[3]	$1,000,000	1,000,496
Total Federal Agency Notes
(Cost $999,980)		1,000,496

REPURCHASE AGREEMENTS††,4 - 64.8%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18[5]	1,416,773	1,416,773
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18[5]	695,702	695,702
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18[5]	463,802	463,802
Total Repurchase Agreements
(Cost $2,576,277)		2,576,277
Total Investments - 118.0%
(Cost $4,682,463)		$4,692,711
Other Assets & Liabilities, net - (18.0)%		(717,125)
Total Net Assets - 100.0%		$3,975,586

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	2	Sep 2018	$164,670	$2,554

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	(1.53%)	At Maturity	07/27/18	1,310	$2,152,809	$33,356
BNP Paribas	Russell 2000 Index	(1.59%)	At Maturity	07/30/18	76	124,249	(198)
Barclays Bank plc	Russell 2000 Index	(1.48%)	At Maturity	07/31/18	949	1,559,741	(2,482)
						$3,836,799	$30,676

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is the rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2018.

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,115,938	$—	$—	$1,115,938
Federal Agency Notes	—	1,000,496	—	1,000,496
Repurchase Agreements	—	2,576,277	—	2,576,277
Equity Futures Contracts*	2,554	—	—	2,554
Equity Index Swap Agreements*	—	33,356	—	33,356
Total Assets	$1,118,492	$3,610,129	$—	$4,728,621

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements*	$—	$2,680	$—	$2,680

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended June 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 03/29/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 06/30/18	Shares 06/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$510,892	$–	$–	$–	$(203)	$510,689	20,395	$3,351
Guggenheim Strategy Fund II	605,734	–	–	–	(485)	605,249	24,220	4,240
	$1,116,626	$–	$–	$–	$(688)	$1,115,938		$7,591

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
MUTUAL FUNDS† - 21.3%
Guggenheim Strategy Fund II1	302,786	$7,566,629
Guggenheim Strategy Fund I1	208,311	5,216,107
Total Mutual Funds
(Cost $12,677,803)		12,782,736

	Face Amount
FEDERAL AGENCY NOTES†† - 44.0%
Federal Home Loan Bank[2]
1.95% due 09/13/22[3]	$10,000,000	9,990,480
1.75% due 10/26/22[3]	4,000,000	3,990,332
1.97% (1 Month USD LIBOR - 0.13%) due 11/23/18[4]	1,000,000	999,961
Total Federal Home Loan Bank		14,980,773
Freddie Mac[5]
1.75% due 10/26/22[3]	7,500,000	7,494,735
1.75% due 11/02/22[3]	4,000,000	3,986,548
Total Freddie Mac		11,481,283
Total Federal Agency Notes
(Cost $26,500,000)		26,462,056

FEDERAL AGENCY DISCOUNT NOTES†† - 8.3%
Federal Home Loan Bank[2]
1.91% due 10/01/18[6,7]	5,000,000	4,974,975
Total Federal Agency Discount Notes
(Cost $4,975,339)		4,974,975

U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bills
1.87% due 09/20/18[6,7,8]	400,000	398,333
1.72% due 07/12/18[6,7,9]	46,000	45,979
Total U.S. Treasury Bills
(Cost $444,273)		444,312

REPURCHASE AGREEMENTS††,10 - 24.1%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18[8]	7,946,838	7,946,838
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18[8]	3,902,273	3,902,273
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18[8]	2,601,515	2,601,515
Total Repurchase Agreements
(Cost $14,450,626)		14,450,626
Total Investments - 98.4%
(Cost $59,048,041)		$59,114,705
Other Assets & Liabilities, net - 1.6%		942,027
Total Net Assets - 100.0%		$60,056,732

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	31	Sep 2018	$4,217,163	$23,974

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P 500 Index	(2.38%)	At Maturity	07/27/18	4,767	$12,957,982	$20,571
Barclays Bank plc	S&P 500 Index	(2.28%)	At Maturity	07/31/18	719	1,953,210	(13,465)
BNP Paribas	S&P 500 Index	(2.04%)	At Maturity	07/30/18	15,077	40,984,764	(282,542)
						$55,895,956	$(275,436)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[4]	Variable rate security. Rate indicated is the rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	Rate indicated is the effective yield at the time of purchase.
[7]	Zero coupon rate security.
[8]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2018.
[9]	All or a portion of this security is pledged as futures collateral at June 30, 2018.
[10]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$12,782,736	$—	$—	$12,782,736
Federal Agency Notes	—	26,462,056	—	26,462,056
Federal Agency Discount Notes	—	4,974,975	—	4,974,975
U.S. Treasury Bills	—	444,312	—	444,312
Repurchase Agreements	—	14,450,626	—	14,450,626
Equity Futures Contracts*	23,974	—	—	23,974
Equity Index Swap Agreements*	—	20,571	—	20,571
Total Assets	$12,806,710	$46,352,540	$—	$59,159,250

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements*	$—	$296,007	$—	$296,007

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended June 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 03/29/18	Additions	Reductions	Realized Gain	Change in Unrealized	Value 06/30/18	Shares 06/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$5,218,190	$–	$–	$–	$(2,083)	$5,216,107	208,311	$34,228
Guggenheim Strategy Fund II	7,572,685	–	–	–	(6,056)	7,566,629	302,786	53,012
	$12,790,875	$–	$–	$–	$(8,139)	$12,782,736		$87,240

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
MUTUAL FUNDS† - 51.0%
Guggenheim Strategy Fund II1	51,923	$1,297,561
Guggenheim Strategy Fund I1	39,845	997,710
Total Mutual Funds
(Cost $2,294,827)		2,295,271

	Face Amount
U.S. TREASURY BILLS†† - 5.7%
U.S. Treasury Bills
1.72% due 07/12/18[2,3,5]	$259,000	258,879
Total U.S. Treasury Bills
(Cost $258,858)		258,879

REPURCHASE AGREEMENTS††,4 - 49.1%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	1,215,811	1,215,811
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	597,021	597,021
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	398,014	398,014
Total Repurchase Agreements
(Cost $2,210,846)		2,210,846
Total Investments - 105.8%
(Cost $4,764,531)		$4,764,996
Other Assets & Liabilities, net - (5.8)%		(260,536)
Total Net Assets - 100.0%		$4,504,460

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	81	Sep 2018	$9,017,325	$(4,400)

Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	79	Sep 2018	8,966,006	(32,548)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Zero coupon rate security.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2018.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,295,271	$—	$—	$2,295,271
U.S. Treasury Bills	—	258,879	—	258,879
Repurchase Agreements	—	2,210,846	—	2,210,846
Total Assets	$2,295,271	$2,469,725	$—	$4,764,996

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts*	$32,548	$—	$—	$32,548
Equity Futures Contracts*	4,400	—	—	4,400
Total Liabilities	$36,948	$—	$—	$36,948

*	This derivative is reported as unrealized loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended June 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 03/29/18	Additions	Reductions	Realized Gain	Change in Unrealized	Value 06/30/18	Shares 06/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$998,108	$–	$–	$–	$(398)	$997,710	39,845	$6,547
Guggenheim Strategy Fund II	1,298,600	–	–	–	(1,039)	1,297,561	51,923	9,091
	$2,296,708	$–	$–	$–	$(1,437)	$2,295,271		$15,638

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.5%
MEDIA - 27.9%
Walt Disney Co.	7,147	$748,990
Comcast Corp. — Class A	22,334	732,779
Twenty-First Century Fox, Inc. — Class A	12,482	620,231
Charter Communications, Inc. — Class A*	1,805	529,244
Sirius XM Holdings, Inc.[1]	48,040	325,231
CBS Corp. — Class B	5,099	286,666
Discovery, Inc. — Class A*,1	10,088	277,420
DISH Network Corp. — Class A*	7,110	238,967
Liberty Broadband Corp. — Class C*	2,967	224,661
Viacom, Inc. — Class B	7,329	221,043
Altice USA, Inc. — Class A	12,490	213,079
Grupo Televisa SAB ADR	10,610	201,059
News Corp. — Class A	11,854	183,737
World Wrestling Entertainment, Inc. — Class A	2,186	159,184
New York Times Co. — Class A	5,036	130,432
Nexstar Media Group, Inc. — Class A	1,519	111,495
Tribune Media Co. — Class A	2,878	110,141
AMC Networks, Inc. — Class A*	1,770	110,094
John Wiley & Sons, Inc. — Class A	1,760	109,824
Sinclair Broadcast Group, Inc. — Class A	3,394	109,117
Meredith Corp.	1,820	92,820
TEGNA, Inc.	8,519	92,431
Gray Television, Inc.*	5,183	81,891
Entercom Communications Corp. — Class A1	8,472	63,964
Total Media		5,974,500
RETAIL - 18.6%
McDonald's Corp.	4,241	664,522
Starbucks Corp.	9,584	468,178
Yum! Brands, Inc.	3,833	299,817
Darden Restaurants, Inc.	2,273	243,347
Domino's Pizza, Inc.	762	215,014
Restaurant Brands International, Inc.	3,561	214,728
Chipotle Mexican Grill, Inc. — Class A*	478	206,195
Yum China Holdings, Inc.	4,975	191,339
Dunkin' Brands Group, Inc.[1]	2,139	147,741
Texas Roadhouse, Inc. — Class A	2,063	135,147
Wendy's Co.	7,257	124,675
Cracker Barrel Old Country Store, Inc.[1]	750	117,158
Cheesecake Factory, Inc.[1]	1,790	98,557
Shake Shack, Inc. — Class A*,1	1,460	96,623
Jack in the Box, Inc.	1,130	96,186
Brinker International, Inc.	1,834	87,298
Dave & Buster's Entertainment, Inc.*	1,736	82,634
Bloomin' Brands, Inc.	4,032	81,043
Papa John's International, Inc.	1,524	77,297
Wingstop, Inc.	1,452	75,678
Sonic Corp.[1]	2,069	71,215
BJ's Restaurants, Inc.	1,180	70,800
Dine Brands Global, Inc.	940	70,312
Red Robin Gourmet Burgers, Inc.*	970	45,202
Total Retail		3,980,706
LODGING - 14.5%
Las Vegas Sands Corp.	6,127	467,858
Marriott International, Inc. — Class A	3,117	394,612
Hilton Worldwide Holdings, Inc.	3,722	294,633
Wynn Resorts Ltd.	1,543	258,206
MGM Resorts International	8,190	237,756
Melco Resorts & Entertainment Ltd. ADR	7,363	206,164
Hyatt Hotels Corp. — Class A	2,278	175,748
Huazhu Group Ltd. ADR	3,960	166,280
Caesars Entertainment Corp.*	15,187	162,501
Wyndham Hotels & Resorts, Inc.	2,507	147,487
Wyndham Destinations, Inc.	2,807	124,266
ILG, Inc.	3,714	122,673
Choice Hotels International, Inc.	1,620	122,472
Boyd Gaming Corp.	3,470	120,270
Hilton Grand Vacations, Inc.*	3,067	106,425
Total Lodging		3,107,351
ENTERTAINMENT – 9.6%
Live Nation Entertainment, Inc.*	4,151	201,614
Vail Resorts, Inc.	731	200,433
Madison Square Garden Co. — Class A*	573	177,739
Six Flags Entertainment Corp.[1]	2,090	146,405
Lions Gate Entertainment Corp. — Class A	5,557	137,925
Churchill Downs, Inc.	425	126,012
International Game Technology plc	5,400	125,496
Cinemark Holdings, Inc.	3,532	123,903
Red Rock Resorts, Inc. — Class A	3,641	121,973
Scientific Games Corp. — Class A*	2,460	120,909
Penn National Gaming, Inc.*	3,287	110,410
Eldorado Resorts, Inc.*,1	2,661	104,045
Marriott Vacations Worldwide Corp.	911	102,907
SeaWorld Entertainment, Inc.*	4,090	89,244
AMC Entertainment Holdings, Inc. — Class A1	5,528	87,895
Pinnacle Entertainment, Inc.*	2,596	87,563
Total Entertainment		2,064,473
LEISURE TIME - 7.2%
Carnival Corp.	6,490	371,942
Royal Caribbean Cruises Ltd.	2,598	269,153
Norwegian Cruise Line Holdings Ltd.*	3,913	184,889
Polaris Industries, Inc.	1,350	164,943
Harley-Davidson, Inc.	3,786	159,315
Brunswick Corp.	2,205	142,178
Planet Fitness, Inc. — Class A*	2,850	125,229
Callaway Golf Co.	4,209	79,845

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
LEISURE TIME - 7.2% (continued)
Vista Outdoor, Inc.*	3,611	$55,934
Total Leisure Time		1,553,428
AGRICULTURE - 7.2%
Philip Morris International, Inc.	8,561	691,215
Altria Group, Inc.	11,407	647,804
British American Tobacco plc ADR	4,133	208,510
Total Agriculture		1,547,529
BEVERAGES - 6.8%
Constellation Brands, Inc. — Class A	1,779	389,370
Brown-Forman Corp. — Class B	5,855	286,953
Anheuser-Busch InBev S.A. ADR	2,393	241,119
Molson Coors Brewing Co. — Class B	3,523	239,705
Diageo plc ADR	1,220	175,692
Boston Beer Company, Inc. — Class A*	390	116,883
Total Beverages		1,449,722
SOFTWARE - 5.1%
Activision Blizzard, Inc.	6,112	466,468
Electronic Arts, Inc.*	2,859	403,176
Take-Two Interactive Software, Inc.*	1,877	222,162
Total Software		1,091,806
TOYS, GAMES & HOBBIES - 1.6%
Hasbro, Inc.	2,273	209,821
Mattel, Inc.[1]	8,531	140,079
Total Toys, Games & Hobbies		349,900
FOOD SERVICE - 0.8%
Aramark	4,860	180,306
MISCELLANEOUS MANUFACTURING - 0.2%
American Outdoor Brands Corp.*	4,050	48,722
Total Common Stocks
(Cost $16,483,226)		21,348,443

RIGHTS†††- 0.0%
Nexstar Media Group*,2	8,160	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,3 - 0.5%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	$60,112	60,112
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	29,517	29,517
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	19,678	19,678
Total Repurchase Agreements
(Cost $109,307)		109,307

	Shares
SECURITIES LENDING COLLATERAL†,4 - 5.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[5]	1,188,315	1,188,315
Total Securities Lending Collateral
(Cost $1,188,315)		1,188,315
Total Investments - 105.5%
(Cost $17,780,848)		$22,646,065
Other Assets & Liabilities, net - (5.5)%		(1,190,864)
Total Net Assets - 100.0%		$21,455,201

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at June 30, 2018. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7 day yield as of June 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$21,348,443	$—	$—		$21,348,443
Rights	—	—	—	*	—
Repurchase Agreements	—	109,307	—		109,307
Securities Lending Collateral	1,188,315	—	—		1,188,315
Total Assets	$22,536,758	$109,307	$—		$22,646,065

*	Includes securities with a market value of $0

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 104.5%
Consumer, Non-cyclical - 32.2%
Kimberly-Clark Corp.	2,871	$302,431
Ingredion, Inc.	2,404	266,123
Pfizer, Inc.	7,277	264,010
Amgen, Inc.	1,409	260,088
Archer-Daniels-Midland Co.[1]	4,664	213,751
Tyson Foods, Inc. — Class A1	3,038	209,166
Johnson & Johnson[1]	1,718	208,462
CVS Health Corp.[1]	3,159	203,282
Medtronic plc[1]	2,367	202,639
Procter & Gamble Co.[1]	2,583	201,629
Molson Coors Brewing Co. — Class B1	2,932	199,493
McKesson Corp.[1]	1,453	193,830
Edgewell Personal Care Co.*	3,629	183,120
Gilead Sciences, Inc.[1]	2,490	176,392
Cardinal Health, Inc.[1]	3,591	175,349
Kraft Heinz Co.[1]	2,751	172,818
Merck & Company, Inc.[1]	2,686	163,040
STERIS plc	1,448	152,054
Eli Lilly & Co.[1]	1,772	151,205
JM Smucker Co.[1]	1,374	147,678
Conagra Brands, Inc.	4,111	146,886
Western Union Co.	7,058	143,489
Biogen, Inc.*,1	492	142,798
PepsiCo, Inc.[1]	1,291	140,551
Zimmer Biomet Holdings, Inc.[1]	1,210	134,842
Abbott Laboratories[1]	2,192	133,690
US Foods Holding Corp.*	3,380	127,832
Danaher Corp.[1]	1,276	125,916
Bristol-Myers Squibb Co.[1]	2,151	119,036
Pilgrim's Pride Corp.*	5,620	113,131
CoreLogic, Inc.*	2,142	111,170
Colgate-Palmolive Co.[1]	1,636	106,029
Charles River Laboratories International, Inc.*	940	105,524
Altria Group, Inc.[1]	1,817	103,187
Boston Beer Company, Inc. — Class A*	341	102,198
Baxter International, Inc.[1]	1,370	101,161
Travelport Worldwide Ltd.	5,293	98,132
Mylan N.V.*,1	2,645	95,590
Hill-Rom Holdings, Inc.	1,094	95,550
Thermo Fisher Scientific, Inc.[1]	449	93,006
Philip Morris International, Inc.[1]	1,147	92,609
Sanderson Farms, Inc.	876	92,111
Prestige Brands Holdings, Inc.*	2,364	90,730
Zoetis, Inc.[1]	1,052	89,620
Darling Ingredients, Inc.*	4,474	88,943
Performance Food Group Co.*	2,369	86,942
Allergan plc[1]	515	85,861
Kellogg Co.[1]	1,221	85,311
Celgene Corp.*,1	1,060	84,185
United Therapeutics Corp.*	728	82,373
Quanta Services, Inc.*	2,457	82,064
United Rentals, Inc.*,1	546	80,600
TreeHouse Foods, Inc.*	1,474	77,400
Sysco Corp.[1]	1,103	75,324
Hologic, Inc.*,1	1,847	73,418
United Natural Foods, Inc.*	1,708	72,863
Dean Foods Co.	6,675	70,154
Kroger Co.[1]	2,439	69,390
Humana, Inc.[1]	228	67,860
Perrigo Company plc[1]	919	67,004
Regeneron Pharmaceuticals, Inc.*	191	65,893
Bruker Corp.	2,216	64,353
Mondelez International, Inc. — Class A	1,552	63,632
Church & Dwight Company, Inc.	1,162	61,772
Sabre Corp.	2,458	60,565
Lamb Weston Holdings, Inc.	871	59,672
Anthem, Inc.	249	59,269
WellCare Health Plans, Inc.*,1	240	59,098
Hormel Foods Corp.	1,586	59,015
Pinnacle Foods, Inc.	903	58,749
Hershey Co.	618	57,511
Varian Medical Systems, Inc.*	501	56,974
ResMed, Inc.	539	55,829
UnitedHealth Group, Inc.[1]	227	55,692
Vector Group Ltd.	2,894	55,218
Cardtronics plc — Class A*	2,266	54,792
AbbVie, Inc.[1]	578	53,552
Total Consumer, Non-cyclical		9,002,626
Industrial - 18.2%
Regal Beloit Corp.	3,247	265,605
Genesee & Wyoming, Inc. — Class A*	2,503	203,544
Cummins, Inc.[1]	1,416	188,328
EMCOR Group, Inc.	2,403	183,060
Greenbrier Companies, Inc.	3,287	173,389
AECOM*	5,095	168,288
Snap-on, Inc.	927	148,987
Kansas City Southern[1]	1,384	146,649
Eaton Corporation plc[1]	1,870	139,764
Pentair plc	3,008	126,576
Dover Corp.[1]	1,691	123,781
Arrow Electronics, Inc.*	1,603	120,674
Union Pacific Corp.[1]	792	112,210
Masco Corp.[1]	2,972	111,212
Parker-Hannifin Corp.[1]	711	110,809
Norfolk Southern Corp.[1]	726	109,532
EnerSys	1,425	106,362
FedEx Corp.[1]	445	101,042
Trinity Industries, Inc.	2,863	98,087
Benchmark Electronics, Inc.	3,138	91,473
Jabil, Inc.	3,237	89,535
Crane Co.	1,116	89,425
Avnet, Inc.	2,039	87,453
Vishay Intertechnology, Inc.	3,765	87,348
AGCO Corp.	1,419	86,162
Gibraltar Industries, Inc.*	2,253	84,488
Oshkosh Corp.	1,132	79,602
Waters Corp.*,1	410	79,372
TE Connectivity Ltd.[1]	879	79,163
Mettler-Toledo International, Inc.*,1	129	74,643
Caterpillar, Inc.[1]	550	74,619
Owens Corning	1,157	73,319
Acuity Brands, Inc.	577	66,857
Spirit AeroSystems Holdings, Inc. — Class A	774	66,494

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 104.5% (continued)
Industrial - 18.2% (continued)
Rexnord Corp.*	2,224	$64,630
Belden, Inc.	1,054	64,421
CSX Corp.[1]	954	60,846
3M Co.[1]	299	58,819
Fluor Corp.	1,196	58,341
Louisiana-Pacific Corp.	2,137	58,169
Werner Enterprises, Inc.	1,539	57,789
Ryder System, Inc.	803	57,704
Johnson Controls International plc	1,714	57,334
Honeywell International, Inc.[1]	398	57,332
Fortune Brands Home & Security, Inc.	1,054	56,589
KBR, Inc.	3,149	56,430
Huntington Ingalls Industries, Inc.	260	56,365
Corning, Inc.	2,017	55,487
Tech Data Corp.*	664	54,528
Coherent, Inc.*	345	53,965
J.B. Hunt Transport Services, Inc.	441	53,603
Lockheed Martin Corp.[1]	181	53,473
Owens-Illinois, Inc.*	3,116	52,380
United Parcel Service, Inc. — Class B	487	51,734
Total Industrial		5,087,791
Technology - 12.1%
Apple, Inc.	1,605	297,101
Microsoft Corp.[1]	2,573	253,724
HP, Inc.[1]	8,146	184,833
International Business Machines Corp.[1]	983	137,325
Cognizant Technology Solutions Corp. — Class A1	1,718	135,705
Convergys Corp.	5,543	135,471
Intel Corp.[1]	2,664	132,427
Skyworks Solutions, Inc.[1]	1,363	131,734
DXC Technology Co.[1]	1,581	127,444
Fidelity National Information Services, Inc.[1]	1,013	107,408
Cirrus Logic, Inc.*	2,776	106,404
Accenture plc — Class A1	623	101,917
MAXIMUS, Inc.	1,626	100,991
CA, Inc.[1]	2,789	99,428
Oracle Corp.[1]	2,113	93,099
ON Semiconductor Corp.*,1	4,082	90,763
Amdocs Ltd.	1,339	88,628
Broadcom, Inc.[1]	349	84,681
Broadridge Financial Solutions, Inc.[1]	718	82,642
Fiserv, Inc.*,1	1,016	75,275
Applied Materials, Inc.[1]	1,589	73,396
Teradyne, Inc.	1,925	73,285
Paychex, Inc.[1]	1,030	70,400
Lam Research Corp.[1]	395	68,276
Texas Instruments, Inc.	578	63,725
Dell Technologies Inc. — Class V*	746	63,097
Leidos Holdings, Inc.	1,033	60,947
Western Digital Corp.[1]	784	60,689
NetApp, Inc.[1]	770	60,468
Kulicke & Soffa Industries, Inc.	2,433	57,954
KLA-Tencor Corp.	564	57,827
Seagate Technology plc[1]	1,010	57,035
Micron Technology, Inc.*,1	952	49,923
Total Technology		3,384,022
Financial - 11.8%
Senior Housing Properties Trust REIT	14,339	259,393
JPMorgan Chase & Co.[1]	1,873	195,167
VEREIT, Inc. REIT	25,910	192,770
Visa, Inc. — Class A1	1,186	157,086
Apartment Investment & Management Co. — Class A REIT	3,509	148,431
Bank of America Corp.[1]	4,834	136,270
Ventas, Inc. REIT[1]	2,359	134,345
Allstate Corp.[1]	1,409	128,599
Equity Commonwealth REIT*	3,960	124,740
Park Hotels & Resorts, Inc. REIT	3,644	111,616
Prudential Financial, Inc.[1]	1,182	110,529
Principal Financial Group, Inc.[1]	2,055	108,812
Brandywine Realty Trust REIT	6,326	106,783
Cousins Properties, Inc. REIT	10,805	104,701
Travelers Companies, Inc.[1]	848	103,744
Aflac, Inc.[1]	2,304	99,118
Piedmont Office Realty Trust, Inc. — Class A REIT	4,968	99,012
Berkshire Hathaway, Inc. — Class B*,1	500	93,325
Host Hotels & Resorts, Inc. REIT[1]	4,258	89,716
Wells Fargo & Co.[1]	1,514	83,936
Summit Hotel Properties, Inc. REIT	5,652	80,880
CBRE Group, Inc. — Class A*	1,383	66,024
Hospitality Properties Trust REIT	2,222	63,571
Mastercard, Inc. — Class A1	323	63,476
Ameriprise Financial, Inc.	411	57,491
Hartford Financial Services Group, Inc.	1,089	55,681
Northern Trust Corp.	536	55,149
Franklin Resources, Inc.	1,711	54,837
State Street Corp.[1]	588	54,737
Bank of New York Mellon Corp.	1,003	54,092
MetLife, Inc.	1,225	53,410
Lincoln National Corp.	835	51,979
Total Financial		3,299,420
Communications - 10.5%
Verizon Communications, Inc.	5,349	269,108
Alphabet, Inc. — Class C*,1	183	204,164
Telephone & Data Systems, Inc.	7,202	197,479
News Corp. — Class A	9,987	154,798
Cisco Systems, Inc.[1]	3,529	151,853
Comcast Corp. — Class A1	4,469	146,628
Omnicom Group, Inc.[1]	1,797	137,057
InterDigital, Inc.	1,510	122,159
Facebook, Inc. — Class A*,1	592	115,037
TEGNA, Inc.	10,561	114,587
Amazon.com, Inc.*,1	66	112,187
Vonage Holdings Corp.*	8,071	104,035
MSG Networks, Inc. — Class A*	4,110	98,434

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 104.5% (continued)
Communications - 10.5% (continued)
Gray Television, Inc.*	5,636	$89,049
Juniper Networks, Inc.[1]	3,236	88,731
AMC Networks, Inc. — Class A*	1,388	86,334
ARRIS International plc*	3,507	85,729
Motorola Solutions, Inc.[1]	674	78,433
Gannett Company, Inc.	6,961	74,483
New Media Investment Group, Inc.	3,990	73,735
Scholastic Corp.[2]	1,475	65,357
F5 Networks, Inc.*	375	64,669
CDW Corp.	785	63,420
ORBCOMM, Inc.*	6,009	60,691
Interpublic Group of Companies, Inc.	2,541	59,561
Walt Disney Co.[1]	458	48,003
AT&T, Inc.[1]	1,487	47,748
Netflix, Inc.*	105	41,100
Total Communications		2,954,569
Utilities - 8.6%
PNM Resources, Inc.	6,742	262,264
Portland General Electric Co.	6,047	258,570
Exelon Corp.[1]	5,923	252,320
National Fuel Gas Co.	4,727	250,342
El Paso Electric Co.	3,473	205,254
Ameren Corp.[1]	3,152	191,799
Consolidated Edison, Inc.[1]	2,234	174,207
UGI Corp.	3,273	170,425
Pinnacle West Capital Corp.	1,355	109,159
AES Corp.	7,388	99,073
OGE Energy Corp.	2,188	77,039
FirstEnergy Corp.[1]	2,138	76,776
Entergy Corp.[1]	950	76,750
PG&E Corp.[1]	1,606	68,351
American Electric Power Company, Inc.	907	62,810
Southern Co.	1,328	61,500
Total Utilities		2,396,639
Consumer, Cyclical - 5.7%
Allison Transmission Holdings, Inc.	4,264	172,649
Southwest Airlines Co.[1]	3,112	158,338
PACCAR, Inc.[1]	2,388	147,960
Copa Holdings S.A. — Class A	1,306	123,574
JetBlue Airways Corp.*	6,208	117,828
Delta Air Lines, Inc.[1]	2,246	111,267
Lions Gate Entertainment Corp. — Class A	4,086	101,415
Lear Corp.[1]	467	86,773
Walgreens Boots Alliance, Inc.[1]	1,406	84,381
Meritor, Inc.*	3,973	81,725
Casey's General Stores, Inc.	670	70,403
Yum! Brands, Inc.	821	64,219
Home Depot, Inc.[1]	312	60,871
Walmart, Inc.[1]	686	58,756
Alaska Air Group, Inc.[1]	962	58,095
General Motors Co.	1,402	55,239
American Airlines Group, Inc.	1,329	50,449
Total Consumer, Cyclical		1,603,942
Energy - 4.0%
Chevron Corp.	2,143	270,940
Exxon Mobil Corp.[1]	3,030	250,672
Valero Energy Corp.[1]	1,520	168,462
ConocoPhillips[1]	1,800	125,316
Occidental Petroleum Corp.[1]	1,019	85,270
Phillips 66[1]	742	83,334
Williams Companies, Inc.[1]	2,599	70,459
HollyFrontier Corp.[1]	580	39,689
PBF Energy, Inc. — Class A	896	37,569
Total Energy		1,131,711
Basic Materials - 1.4%
LyondellBasell Industries N.V. — Class A1	819	89,967
Domtar Corp.	1,738	82,972
International Paper Co.	1,204	62,705
Huntsman Corp.	1,999	58,371
Newmont Mining Corp.	1,487	56,075
Alcoa Corp.*	1,170	54,849
Total Basic Materials		404,939
Total Common Stocks
(Cost $28,700,528)		29,265,659

MONEY MARKET FUND† - 7.8%
Invesco Short-Term Investments Trust Treasury Obligations Portfolio — Institutional Class 1.71%[3]	2,171,480	2,171,480
Total Money Market Fund
(Cost $2,171,480)		2,171,480

SECURITIES LENDING COLLATERAL†,4 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[3]	50,047	50,047
Total Securities Lending Collateral
(Cost $50,047)		50,047
Total Investments - 112.5%
(Cost $30,922,055)		$31,487,186
Other Assets & Liabilities, net - (12.5)%		(3,502,591)
Total Net Assets - 100.0%		$27,984,595

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Gain (Loss)
OTC Custom Basket Swap Sold Short††
Morgan Stanley	Long Short Equity Portfolio Short Custom Basket Swap[5]	(1.52%)	At Maturity	05/31/19	$28,574,836	$(1,606,404)

OTC Custom Basket Swap††
Morgan Stanley	Long Short Equity Portfolio Long Custom Basket Swap[6]	2.34%	At Maturity	05/31/19	14,515,457	10,110

	Shares	Percentage Value	Value and Unrealized Gain
CUSTOM BASKET OF LONG SECURITIES[6]
Boston Beer Company, Inc. — Class A*	169	225.6%	$22,810
Cisco Systems, Inc.	1,754	199.0%	20,116
El Paso Electric Co.	1,727	170.0%	17,183
Senior Housing Properties Trust	7,129	164.6%	16,637
Valero Energy Corp.	756	140.2%	14,171
UGI Corp.	1,627	136.3%	13,783
Regal Beloit Corp.	1,614	130.5%	13,194
Exelon Corp.	2,944	130.2%	13,161
Genesee & Wyoming, Inc. — Class A*	1,244	128.9%	13,029
Chevron Corp.	1,065	128.0%	12,936
Travelport Worldwide Ltd.	2,631	110.7%	11,195
Ameren Corp.	1,567	109.9%	11,115
Microsoft Corp.	1,279	104.8%	10,591
TreeHouse Foods, Inc.*	732	104.7%	10,585
PNM Resources, Inc.	3,352	102.8%	10,391
Amgen, Inc.	700	102.0%	10,315
Apple, Inc.	798	100.7%	10,184
Gray Television, Inc.*	2,856	100.7%	10,177
Exxon Mobil Corp.	1,506	100.5%	10,156
Telephone & Data Systems, Inc.	3,580	100.0%	10,112
Vishay Intertechnology, Inc.	1,872	88.4%	8,939
Occidental Petroleum Corp.	506	86.1%	8,709
Archer-Daniels-Midland Co.	2,319	85.0%	8,592
Merck & Company, Inc.	1,335	80.8%	8,168
Alphabet, Inc. — Class C*	91	75.8%	7,660
Portland General Electric Co.	3,006	73.7%	7,455
US Foods Holding Corp.*	1,680	71.9%	7,266
VEREIT, Inc.	12,881	71.3%	7,206
Dean Foods Co.	3,318	70.8%	7,160
Allison Transmission Holdings, Inc.	2,120	70.5%	7,132
Park Hotels & Resorts, Inc.	1,811	66.7%	6,742
Performance Food Group Co.*	1,177	64.9%	6,562
Dell Technologies Incorporated Class V — Class V*	371	64.9%	6,556
NetApp, Inc.	382	64.7%	6,544
Verizon Communications, Inc.	2,659	64.3%	6,500
AMC Networks, Inc. — Class A*	690	62.9%	6,358
FirstEnergy Corp.	1,063	62.6%	6,324
CoreLogic, Inc.*	1,065	61.0%	6,172
WellCare Health Plans, Inc.*	119	60.2%	6,086
Snap-on, Inc.	461	59.5%	6,011
ConocoPhillips	895	59.2%	5,986
InterDigital, Inc.	751	58.7%	5,933
Medtronic plc	1,177	57.3%	5,793
Kroger Co.	1,212	55.6%	5,618
Teradyne, Inc.	957	44.0%	4,451
Prestige Brands Holdings, Inc.*	1,175	43.5%	4,395
AES Corp.	3,673	43.4%	4,386
KBR, Inc.	1,565	41.3%	4,171
F5 Networks, Inc.*	186	40.8%	4,128
Pinnacle West Capital Corp.	674	40.3%	4,070
Skyworks Solutions, Inc.	678	40.1%	4,053
Norfolk Southern Corp.	361	38.0%	3,840
Allergan plc	256	35.1%	3,544
Union Pacific Corp.	393	34.9%	3,531
STERIS plc	720	34.4%	3,474
Avnet, Inc.	1,014	33.0%	3,333
Kraft Heinz Co.	1,368	32.5%	3,286
Procter & Gamble Co.	1,284	31.8%	3,213
Regeneron Pharmaceuticals, Inc.*	95	31.3%	3,168
Vonage Holdings Corp.*	4,012	30.9%	3,124
Eli Lilly & Co.	881	30.8%	3,118
Juniper Networks, Inc.	1,608	30.7%	3,107
Ventas, Inc.	1,173	30.3%	3,068
Mastercard, Inc. — Class A	160	29.2%	2,953
Fidelity National Information Services, Inc.	503	28.9%	2,917
Convergys Corp.	2,755	28.5%	2,879
Summit Hotel Properties, Inc.	2,812	27.7%	2,798
PG&E Corp.	798	27.0%	2,733
Facebook, Inc. — Class A*	294	26.7%	2,697
MSG Networks, Inc. — Class A*	2,043	26.7%	2,696
American Electric Power Company, Inc.	451	25.6%	2,587
EnerSys	708	24.9%	2,513
Darling Ingredients, Inc.*	2,224	23.5%	2,380
New Media Investment Group, Inc.	1,983	23.2%	2,350
Motorola Solutions, Inc.	335	23.0%	2,330
Omnicom Group, Inc.	893	22.9%	2,312
Gibraltar Industries, Inc.*	1,120	22.7%	2,296
Kellogg Co.	607	21.8%	2,199
Scholastic Corp.	733	21.7%	2,193
Domtar Corp.	864	21.5%	2,170
Brandywine Realty Trust	3,145	21.4%	2,161
Church & Dwight Company, Inc.	578	20.0%	2,021
Apartment Investment & Management Co. — Class A	1,744	19.4%	1,959
Charles River Laboratories International, Inc.*	467	19.3%	1,952
Western Union Co.	3,509	19.2%	1,936
Gannett Company, Inc.	3,461	18.7%	1,886
CSX Corp.	474	18.6%	1,879
Entergy Corp.	472	18.3%	1,854
Southern Co.	660	17.2%	1,734
UnitedHealth Group, Inc.	113	17.1%	1,731
Casey's General Stores, Inc.	333	17.0%	1,719
Greenbrier Companies, Inc.	1,634	15.8%	1,598
Home Depot, Inc.	155	14.6%	1,476
EMCOR Group, Inc.	1,195	14.4%	1,455
Cardtronics plc — Class A*	1,154	14.2%	1,437
OGE Energy Corp.	1,087	13.6%	1,372
Equity Commonwealth*	1,969	13.3%	1,341

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Percentage Value	Value and Unrealized Gain (Loss)
Sabre Corp.	1,222	13.0%	$1,314
Fluor Corp.	594	12.8%	1,291
Piedmont Office Realty Trust, Inc. — Class A	2,470	12.2%	1,232
J.B. Hunt Transport Services, Inc.	219	11.6%	1,173
Sysco Corp.	548	11.2%	1,131
Lamb Weston Holdings, Inc.	433	10.7%	1,086
Consolidated Edison, Inc.	1,111	10.7%	1,082
Visa, Inc. — Class A	589	10.0%	1,013
Wells Fargo & Co.	753	9.7%	979
Colgate-Palmolive Co.	813	9.7%	977
Texas Instruments, Inc.	293	9.1%	918
Hologic, Inc.*	918	8.3%	839
Hormel Foods Corp.	788	7.6%	770
Jabil, Inc.	1,609	6.6%	668
Acuity Brands, Inc.	286	6.3%	640
PepsiCo, Inc.	642	6.3%	632
Cognizant Technology Solutions Corp. — Class A	854	5.9%	596
Interpublic Group of Companies, Inc.	1,263	5.9%	594
Netflix, Inc.*	52	5.7%	572
TEGNA, Inc.	5,250	5.6%	562
Pinnacle Foods, Inc.	448	4.5%	456
Hershey Co.	307	4.2%	424
ORBCOMM, Inc.*	2,987	4.1%	418
Mondelez International, Inc. — Class A	771	4.1%	417
Humana, Inc.	113	4.1%	410
Hospitality Properties Trust	1,104	3.8%	387
Anthem, Inc.	123	3.7%	376
Ryder System, Inc.	399	3.5%	359
Kulicke & Soffa Industries, Inc.	1,209	1.9%	187
Accenture plc — Class A	309	1.0%	104
Cousins Properties, Inc.	5,371	0.9%	95
Walt Disney Co.	227	0.4%	41
Perspecta, Inc.	1	0.0%	(2)
CA, Inc.	1,386	(0.1%)	(7)
Rexnord Corp.*	1,106	(0.5%)	(50)
Philip Morris International, Inc.	570	(0.9%)	(95)
Phillips 66	369	(1.4%)	(144)
Kansas City Southern	688	(1.7%)	(169)
Amazon.com, Inc.*	32	(2.8%)	(286)
CBRE Group, Inc. — Class A*	687	(3.0%)	(303)
AbbVie, Inc.	287	(4.0%)	(400)
United Natural Foods, Inc.*	873	(4.2%)	(423)
Broadridge Financial Solutions, Inc.	357	(4.2%)	(425)
Conagra Brands, Inc.	1,121	(4.3%)	(433)
Host Hotels & Resorts, Inc.	2,117	(4.3%)	(433)
DXC Technology Co.	786	(4.6%)	(469)
Paychex, Inc.	512	(4.8%)	(486)
Trinity Industries, Inc.	1,423	(6.5%)	(660)
Huntington Ingalls Industries, Inc.	129	(6.6%)	(668)
Varian Medical Systems, Inc.*	249	(6.9%)	(697)
Baxter International, Inc.	681	(8.7%)	(875)
United Therapeutics Corp.*	362	(9.4%)	(952)
ResMed, Inc.	268	(9.6%)	(970)
Mettler-Toledo International, Inc.*	64	(10.0%)	(1,015)
Newmont Mining Corp.	739	(10.5%)	(1,062)
Hartford Financial Services Group, Inc.	541	(10.6%)	(1,070)
Altria Group, Inc.	903	(10.7%)	(1,078)
Northern Trust Corp.	266	(10.7%)	(1,081)
Corning, Inc.	1,002	(11.0%)	(1,108)
Vector Group Ltd.	1,439	(11.2%)	(1,135)
HollyFrontier Corp.	288	(11.3%)	(1,143)
Fiserv, Inc.*	505	(11.3%)	(1,145)
Thermo Fisher Scientific, Inc.	223	(11.4%)	(1,153)
Alcoa Corp.*	581	(11.5%)	(1,158)
Ameriprise Financial, Inc.	204	(12.8%)	(1,296)
Williams Companies, Inc.	1,292	(12.8%)	(1,298)
Zoetis, Inc.	523	(13.6%)	(1,372)
CDW Corp.	390	(13.6%)	(1,375)
Louisiana-Pacific Corp.	1,062	(14.4%)	(1,459)
Leidos Holdings, Inc.	513	(14.5%)	(1,467)
JetBlue Airways Corp.*	3,086	(14.6%)	(1,480)
State Street Corp.	292	(15.0%)	(1,521)
Broadcom, Inc.	173	(15.2%)	(1,538)
Werner Enterprises, Inc.	765	(15.6%)	(1,576)
Allstate Corp.	700	(16.1%)	(1,628)
Bank of New York Mellon Corp.	499	(16.6%)	(1,674)
Franklin Resources, Inc.	851	(17.2%)	(1,736)
Benchmark Electronics, Inc.	1,562	(17.4%)	(1,757)
Seagate Technology plc	502	(17.8%)	(1,801)
Fortune Brands Home & Security, Inc.	524	(17.9%)	(1,814)
Spirit AeroSystems Holdings, Inc. — Class A	385	(18.0%)	(1,823)
Gilead Sciences, Inc.	1,238	(18.1%)	(1,826)
Honeywell International, Inc.	198	(18.1%)	(1,832)
Walmart, Inc.	344	(18.3%)	(1,849)
Yum! Brands, Inc.	408	(18.7%)	(1,887)
Quanta Services, Inc.*	1,221	(19.5%)	(1,972)
Johnson Controls International plc	852	(20.0%)	(2,023)
Caterpillar, Inc.	273	(20.7%)	(2,095)
Alaska Air Group, Inc.	478	(20.9%)	(2,113)
Abbott Laboratories	1,089	(21.3%)	(2,156)
PBF Energy, Inc. — Class A	445	(21.8%)	(2,206)
Pfizer, Inc.	3,617	(22.0%)	(2,224)
Eaton Corporation plc	929	(22.3%)	(2,259)
MetLife, Inc.	609	(22.6%)	(2,282)
Oshkosh Corp.	562	(22.6%)	(2,285)
Amdocs Ltd.	665	(23.2%)	(2,344)
Arrow Electronics, Inc.*	797	(25.0%)	(2,529)
ARRIS International plc*	1,743	(25.2%)	(2,545)
Lincoln National Corp.	415	(26.2%)	(2,644)
LyondellBasell Industries N.V. — Class A	407	(27.0%)	(2,732)
United Parcel Service, Inc. — Class B	242	(27.3%)	(2,758)
Lions Gate Entertainment Corp. — Class A	2,031	(27.9%)	(2,822)
Pentair plc	1,495	(28.4%)	(2,867)
Danaher Corp.	634	(28.4%)	(2,873)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Percentage Value	Value and Unrealized Gain (Loss)
Hill-Rom Holdings, Inc.	544	(29.2%)	$(2,953)
Comcast Corp. — Class A	2,222	(29.4%)	(2,973)
Oracle Corp.	1,050	(29.6%)	(2,988)
Travelers Companies, Inc.	421	(30.8%)	(3,111)
KLA-Tencor Corp.	280	(30.8%)	(3,118)
Waters Corp.*	203	(30.9%)	(3,128)
Aflac, Inc.	1,145	(31.2%)	(3,156)
Lam Research Corp.	196	(31.2%)	(3,156)
TE Connectivity Ltd.	437	(31.6%)	(3,190)
International Paper Co.	598	(31.7%)	(3,201)
Bristol-Myers Squibb Co.	1,069	(32.7%)	(3,306)
AT&T, Inc.	739	(34.0%)	(3,440)
American Airlines Group, Inc.	660	(34.2%)	(3,454)
General Motors Co.	697	(34.3%)	(3,465)
Delta Air Lines, Inc.	1,117	(34.6%)	(3,497)
Huntsman Corp.	993	(35.5%)	(3,585)
Zimmer Biomet Holdings, Inc.	601	(36.6%)	(3,701)
Applied Materials, Inc.	790	(36.8%)	(3,719)
Walgreens Boots Alliance, Inc.	699	(36.8%)	(3,725)
Micron Technology, Inc.*	473	(37.0%)	(3,740)
Lear Corp.	232	(37.0%)	(3,745)
Bruker Corp.	1,102	(37.6%)	(3,802)
Meritor, Inc.*	1,975	(38.0%)	(3,844)
Edgewell Personal Care Co.*	1,804	(38.3%)	(3,876)
Intel Corp.	1,324	(39.3%)	(3,970)
ON Semiconductor Corp.*	2,029	(39.7%)	(4,012)
Dover Corp.	840	(41.6%)	(4,203)
Western Digital Corp.	389	(41.6%)	(4,209)
Parker-Hannifin Corp.	353	(42.1%)	(4,260)
HP, Inc.	4,049	(43.5%)	(4,393)
MAXIMUS, Inc.	808	(43.8%)	(4,423)
Perrigo Company plc	457	(43.8%)	(4,429)
Johnson & Johnson	854	(45.2%)	(4,569)
AECOM*	2,533	(45.8%)	(4,630)
News Corp. — Class A	4,965	(46.5%)	(4,699)
Celgene Corp.*	527	(47.0%)	(4,749)
Kimberly-Clark Corp.	1,427	(47.8%)	(4,831)
Prudential Financial, Inc.	587	(48.7%)	(4,920)
3M Co.	148	(49.3%)	(4,981)
JM Smucker Co.	683	(51.6%)	(5,218)
JPMorgan Chase & Co.	931	(53.7%)	(5,425)
United Rentals, Inc.*	271	(54.2%)	(5,479)
AGCO Corp.	705	(55.8%)	(5,643)
Lockheed Martin Corp.	93	(56.4%)	(5,706)
FedEx Corp.	221	(56.8%)	(5,744)
Berkshire Hathaway, Inc. — Class B*	248	(59.0%)	(5,967)
CVS Health Corp.	1,590	(61.3%)	(6,197)
Masco Corp.	1,477	(61.9%)	(6,260)
Belden, Inc.	524	(62.2%)	(6,288)
Crane Co.	555	(62.7%)	(6,337)
Mylan N.V.*	1,315	(63.0%)	(6,371)
Sanderson Farms, Inc.	435	(66.5%)	(6,728)
PACCAR, Inc.	1,187	(68.6%)	(6,938)
Cirrus Logic, Inc.*	1,380	(73.6%)	(7,437)
Tech Data Corp.*	330	(74.0%)	(7,484)
Owens-Illinois, Inc.*	1,549	(74.7%)	(7,548)
Bank of America Corp.	2,403	(75.1%)	(7,591)
Coherent, Inc.*	171	(79.1%)	(7,995)
International Business Machines Corp.	488	(79.1%)	(8,001)
Biogen, Inc.*	244	(83.3%)	(8,422)
National Fuel Gas Co.	2,350	(87.1%)	(8,805)
Southwest Airlines Co.	1,547	(99.3%)	(10,040)
Principal Financial Group, Inc.	1,021	(105.4%)	(10,659)
Owens Corning	575	(111.0%)	(11,224)
McKesson Corp.	722	(126.9%)	(12,827)
Tyson Foods, Inc. — Class A	1,510	(150.8%)	(15,233)
Pilgrim's Pride Corp.*	2,794	(152.7%)	(15,423)
Molson Coors Brewing Co. — Class B	1,457	(164.9%)	(16,665)
Copa Holdings S.A. — Class A	649	(180.6%)	(18,250)
Cummins, Inc.	704	(229.5%)	(23,196)
Ingredion, Inc.	1,195	(241.4%)	(24,394)
Cardinal Health, Inc.	1,785	(251.7%)	(25,441)
Total Custom Basket of Long Securities			10,110

	Shares	Percentage Value	Value and Unrealized Gain
CUSTOM BASKET OF SHORT SECURITIES[5]
Healthcare Services Group, Inc.	(5,490)	(2.4%)	37,156
ABM Industries, Inc.	(7,018)	(2.4%)	36,825
Albemarle Corp.	(903)	(2.2%)	35,915
NewMarket Corp.	(887)	(1.8%)	29,371
Goldman Sachs Group, Inc.	(1,007)	(1.5%)	24,756
LendingTree, Inc.*	(325)	(1.5%)	23,375
National Instruments Corp.	(3,134)	(1.3%)	20,278
Sensient Technologies Corp.	(1,781)	(1.1%)	15,487
Charles Schwab Corp.	(2,993)	(0.9%)	14,787
Robert Half International, Inc.	(2,201)	(0.7%)	10,928
First Horizon National Corp.	(7,324)	(0.6%)	9,772
Capitol Federal Financial, Inc.	(19,774)	(0.6%)	9,452
Workday, Inc. — Class A*	(731)	(0.6%)	9,122
Texas Capital Bancshares, Inc.*	(1,141)	(0.5%)	8,522
Valley National Bancorp	(15,450)	(0.5%)	8,256
Ball Corp.	(2,284)	(0.5%)	8,049
Pinnacle Financial Partners, Inc.	(2,661)	(0.5%)	7,969
Marriott International, Inc. — Class A	(618)	(0.5%)	7,560
Sterling Bancorp	(6,304)	(0.5%)	7,414
Nucor Corp.	(1,532)	(0.4%)	6,304
Washington Federal, Inc.	(2,756)	(0.4%)	6,302
BB&T Corp.	(1,673)	(0.4%)	6,247
SEI Investments Co.	(1,583)	(0.4%)	6,168
Halliburton Co.	(2,278)	(0.4%)	6,100
New York Community Bancorp, Inc.	(8,813)	(0.3%)	5,213
Xylem, Inc.	(1,210)	(0.3%)	5,097
Summit Materials, Inc. — Class A*	(3,180)	(0.3%)	4,868
Synovus Financial Corp.	(1,543)	(0.3%)	4,783
Air Products & Chemicals, Inc.	(515)	(0.3%)	4,758

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Percentage Value	Value and Unrealized Gain (Loss)
Mosaic Co.	(2,932)	(0.3%)	$4,672
RenaissanceRe Holdings Ltd.	(1,067)	(0.3%)	4,538
Sealed Air Corp.	(3,021)	(0.3%)	4,420
Huntington Bancshares, Inc.	(5,548)	(0.3%)	4,358
Aon plc	(626)	(0.3%)	4,050
Avery Dennison Corp.	(805)	(0.2%)	3,812
McDonald's Corp.	(526)	(0.2%)	3,569
JBG SMITH Properties	(3,752)	(0.2%)	3,557
Camden Property Trust	(2,294)	(0.2%)	3,311
Associated Banc-Corp.	(4,414)	(0.2%)	2,996
PVH Corp.	(520)	(0.2%)	2,988
Waste Management, Inc.	(1,442)	(0.2%)	2,917
Platform Specialty Products Corp.*	(7,163)	(0.2%)	2,800
Investors Bancorp, Inc.	(12,046)	(0.2%)	2,589
MarketAxess Holdings, Inc.	(632)	(0.2%)	2,535
FireEye, Inc.*	(5,045)	(0.1%)	2,232
TripAdvisor, Inc.*	(1,482)	(0.1%)	2,204
KAR Auction Services, Inc.	(2,258)	(0.1%)	2,049
Allegheny Technologies, Inc.*	(5,974)	(0.1%)	1,966
Alleghany Corp.	(150)	(0.1%)	1,945
Intercontinental Exchange, Inc.	(1,145)	(0.1%)	1,676
Markel Corp.*	(336)	(0.1%)	1,374
Martin Marietta Materials, Inc.	(536)	(0.1%)	1,201
Aramark	(4,770)	(0.1%)	1,060
First Republic Bank	(2,175)	0.0%	572
ServiceNow, Inc.*	(526)	0.0%	549
salesforce.com, Inc.*	(1,169)	0.0%	447
Cimpress N.V.*	(615)	0.0%	404
AptarGroup, Inc.	(2,175)	0.0%	345
Republic Services, Inc. — Class A	(1,782)	0.0%	34
PPG Industries, Inc.	(835)	0.0%	(87)
Wendy's Co.	(9,112)	0.0%	(167)
IBERIABANK Corp.	(1,277)	0.0%	(230)
People's United Financial, Inc.	(6,151)	0.0%	(272)
Parsley Energy, Inc. — Class A*	(3,018)	0.0%	(378)
Crown Castle International Corp.	(1,737)	0.1%	(811)
Compass Minerals International, Inc.	(3,301)	0.1%	(840)
Everest Re Group Ltd.	(381)	0.1%	(876)
WR Grace & Co.	(2,640)	0.1%	(1,022)
Extraction Oil & Gas, Inc.*	(6,786)	0.1%	(1,206)
Core Laboratories N.V.	(850)	0.1%	(1,401)
Alexandria Real Estate Equities, Inc.	(2,225)	0.1%	(1,463)
Essex Property Trust, Inc.	(589)	0.1%	(1,507)
Signature Bank*	(888)	0.1%	(1,699)
Royal Gold, Inc.	(922)	0.1%	(1,793)
Alliant Energy Corp.	(2,462)	0.1%	(1,864)
Glacier Bancorp, Inc.	(2,569)	0.1%	(1,887)
Multi-Color Corp.	(2,697)	0.2%	(2,530)
Equifax, Inc.	(800)	0.2%	(2,690)
Texas Roadhouse, Inc. — Class A	(1,328)	0.2%	(2,926)
National Oilwell Varco, Inc.	(2,525)	0.2%	(2,928)
Charter Communications, Inc. — Class A*	(396)	0.2%	(2,952)
CyrusOne, Inc.	(2,691)	0.2%	(3,287)
Commercial Metals Co.	(7,835)	0.2%	(3,802)
Sherwin-Williams Co.	(535)	0.3%	(4,608)
Tesla, Inc.*	(168)	0.3%	(4,650)
Costco Wholesale Corp.	(422)	0.3%	(5,398)
Vornado Realty Trust	(2,977)	0.4%	(5,819)
Eaton Vance Corp.	(1,794)	0.4%	(5,951)
Washington Real Estate Investment Trust	(4,625)	0.4%	(6,008)
Cannae Holdings, Inc.*	(6,719)	0.4%	(6,253)
FactSet Research Systems, Inc.	(576)	0.4%	(6,385)
Vulcan Materials Co.	(1,337)	0.4%	(6,496)
Equinix, Inc.	(329)	0.4%	(6,608)
Boston Properties, Inc.	(1,695)	0.4%	(6,741)
Invitation Homes, Inc.	(8,688)	0.4%	(6,953)
Healthcare Realty Trust, Inc.	(3,190)	0.4%	(7,061)
Dominion Energy, Inc.	(3,064)	0.4%	(7,126)
Realty Income Corp.	(2,749)	0.5%	(7,373)
Diamondback Energy, Inc.	(738)	0.5%	(7,753)
Booking Holdings, Inc.*	(41)	0.5%	(8,055)
American Tower Corp. — Class A	(882)	0.5%	(8,099)
Covanta Holding Corp.	(17,736)	0.5%	(8,191)
AvalonBay Communities, Inc.	(656)	0.5%	(8,298)
Terreno Realty Corp.	(8,251)	0.5%	(8,615)
Douglas Emmett, Inc.	(6,167)	0.5%	(8,618)
Federal Realty Investment Trust	(745)	0.5%	(8,819)
Eversource Energy	(1,916)	0.6%	(9,106)
SBA Communications Corp.*	(866)	0.6%	(9,398)
Equity LifeStyle Properties, Inc.	(3,060)	0.6%	(9,405)
IHS Markit Ltd.*	(8,221)	0.6%	(9,950)
TransDigm Group, Inc.	(336)	0.6%	(10,429)
Gartner, Inc.*	(1,047)	0.7%	(10,565)
Equity Residential	(1,346)	0.7%	(10,567)
NiSource, Inc.	(5,326)	0.7%	(10,703)
PriceSmart, Inc.	(2,339)	0.7%	(11,174)
MSA Safety, Inc.	(2,409)	0.7%	(11,669)
HCP, Inc.	(6,279)	0.7%	(11,681)
RPM International, Inc.	(1,694)	0.8%	(12,358)
Hudson Pacific Properties, Inc.	(3,856)	0.8%	(12,510)
Digital Realty Trust, Inc.	(1,946)	0.8%	(12,653)
Tyler Technologies, Inc.*	(530)	0.8%	(12,670)
SL Green Realty Corp.	(1,682)	0.8%	(13,018)
Ultimate Software Group, Inc.*	(404)	0.8%	(13,550)
Axis Capital Holdings Ltd.	(3,382)	0.9%	(13,742)
Howard Hughes Corp.*	(1,567)	0.9%	(13,953)
Redwood Trust, Inc.	(7,805)	0.9%	(14,263)
Rexford Industrial Realty, Inc.	(6,442)	0.9%	(14,326)
SPS Commerce, Inc.*	(1,675)	0.9%	(14,900)
South Jersey Industries, Inc.	(3,815)	0.9%	(15,248)
Cornerstone OnDemand, Inc.*	(1,689)	1.0%	(15,306)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Percentage Value	Value and Unrealized Gain (Loss)
American Campus Communities, Inc.	(6,071)	1.0%	$(15,452)
Ashland Global Holdings, Inc.	(1,784)	1.0%	(15,506)
Pegasystems, Inc.	(2,051)	1.0%	(15,642)
White Mountains Insurance Group Ltd.	(208)	1.0%	(16,007)
American Water Works Company, Inc.	(2,577)	1.0%	(16,051)
Ecolab, Inc.	(2,278)	1.1%	(17,371)
Crocs, Inc.*	(4,467)	1.1%	(17,844)
Semtech Corp.*	(1,804)	1.1%	(17,906)
Public Storage	(848)	1.2%	(18,573)
Moody's Corp.	(964)	1.2%	(18,697)
Healthcare Trust of America, Inc. — Class A	(12,757)	1.2%	(18,876)
FMC Corp.	(2,014)	1.2%	(19,197)
Southern Copper Corp.	(5,703)	1.2%	(19,969)
Pool Corp.	(628)	1.3%	(20,454)
Under Armour, Inc. — Class A*	(4,799)	1.4%	(21,741)
Hess Corp.	(2,494)	1.5%	(23,582)
WD-40 Co.	(673)	1.5%	(24,310)
Duke Realty Corp.	(6,340)	1.5%	(24,752)
Retail Opportunity Investments Corp.	(13,444)	1.6%	(25,330)
UDR, Inc.	(6,249)	1.6%	(26,169)
Tetra Tech, Inc.	(3,636)	1.7%	(26,546)
PTC, Inc.*	(941)	1.7%	(26,770)
RLI Corp.	(3,868)	1.7%	(26,991)
Sun Communities, Inc.	(3,912)	1.7%	(27,014)
Vail Resorts, Inc.	(423)	1.7%	(27,027)
Kilroy Realty Corp.	(2,893)	1.8%	(29,326)
MSCI, Inc. — Class A	(848)	1.9%	(30,313)
CarMax, Inc.*	(3,480)	1.9%	(30,528)
Mobile Mini, Inc.	(7,602)	2.0%	(31,463)
Ingevity Corp.*	(1,522)	2.0%	(31,997)
HB Fuller Co.	(7,800)	2.0%	(32,880)
Shake Shack, Inc. — Class A*	(1,348)	2.1%	(33,281)
EastGroup Properties, Inc.	(2,618)	2.1%	(33,367)
Monolithic Power Systems, Inc.	(1,025)	2.2%	(34,750)
Ollie's Bargain Outlet Holdings, Inc.*	(1,155)	2.3%	(36,171)
TransUnion	(2,546)	2.6%	(41,824)
ASGN, Inc.*	(4,349)	2.8%	(44,377)
Insperity, Inc.	(1,456)	3.3%	(52,679)
Balchem Corp.	(3,305)	3.5%	(56,517)
Rollins, Inc.	(8,181)	3.9%	(62,646)
Verisk Analytics, Inc. — Class A*	(3,891)	4.0%	(63,768)
Exponent, Inc.	(6,384)	4.1%	(65,368)
Team, Inc.*	(7,466)	4.4%	(73,028)
Cintas Corp.	(2,036)	4.4%	(73,203)
Copart, Inc.*	(4,062)	5.3%	(84,797)
CoStar Group, Inc.*	(988)	5.9%	(96,708)
Total Custom Basket of Short Securities			(1,606,404)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2018.
[2]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[3]	Rate indicated is the 7 day yield as of June 30, 2018.
[4]	Securities lending collateral — See Note 5.
[5]	Total Return based on the return of the custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2018.
[6]	Total Return based on the return of the custom long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$29,265,659	$—	$—	$29,265,659
Money Market Fund	2,171,480	—	—	2,171,480
Securities Lending Collateral	50,047	—	—	50,047
Custom Basket Swap Agreements*	—	10,110	—	10,110
Total Assets	$31,487,186	$10,110	$—	$31,497,296

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Custom Basket Swap Agreements*	$—	$1,606,404	$—	$1,606,404

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 2.3%
Financial - 0.6%
East West Bancorp, Inc.	41	$2,673
Camden Property Trust REIT	27	2,461
Reinsurance Group of America, Inc. — Class A	18	2,403
SEI Investments Co.	38	2,376
Alleghany Corp.	4	2,300
Jones Lang LaSalle, Inc.	13	2,158
American Financial Group, Inc.	20	2,146
Kilroy Realty Corp. REIT	28	2,118
WR Berkley Corp.	27	1,955
National Retail Properties, Inc. REIT	44	1,934
Signature Bank*	15	1,918
Liberty Property Trust REIT	42	1,862
Douglas Emmett, Inc. REIT	46	1,848
Cullen/Frost Bankers, Inc.	17	1,840
Brown & Brown, Inc.	66	1,830
DCT Industrial Trust, Inc. REIT	27	1,802
Synovus Financial Corp.	34	1,796
PacWest Bancorp	36	1,779
Eaton Vance Corp.	34	1,774
Omega Healthcare Investors, Inc. REIT	57	1,767
Commerce Bancshares, Inc.	27	1,747
First Horizon National Corp.	94	1,677
American Campus Communities, Inc. REIT	39	1,672
Webster Financial Corp.	26	1,656
First American Financial Corp.	32	1,655
Lamar Advertising Co. — Class A REIT	24	1,639
CyrusOne, Inc. REIT	28	1,634
Janus Henderson Group plc	52	1,598
Bank of the Ozarks	35	1,577
New York Community Bancorp, Inc.	140	1,545
Highwoods Properties, Inc. REIT	30	1,522
Sterling Bancorp	64	1,504
Medical Properties Trust, Inc. REIT	104	1,460
RenaissanceRe Holdings Ltd.	12	1,444
Hanover Insurance Group, Inc.	12	1,435
Old Republic International Corp.	72	1,433
Rayonier, Inc. REIT	37	1,432
Umpqua Holdings Corp.	63	1,423
SLM Corp.*	124	1,420
Wintrust Financial Corp.	16	1,393
Prosperity Bancshares, Inc.	20	1,367
Hospitality Properties Trust REIT	47	1,345
Associated Banc-Corp.	48	1,311
Primerica, Inc.	13	1,295
Pinnacle Financial Partners, Inc.	21	1,288
Interactive Brokers Group, Inc. — Class A	20	1,288
Texas Capital Bancshares, Inc.*	14	1,281
Evercore, Inc. — Class A	12	1,265
Life Storage, Inc. REIT	13	1,265
FNB Corp.	93	1,248
Senior Housing Properties Trust REIT	68	1,230
First Industrial Realty Trust, Inc. REIT	36	1,200
TCF Financial Corp.	48	1,182
EPR Properties REIT	18	1,166
Cousins Properties, Inc. REIT	120	1,163
MB Financial, Inc.	24	1,121
Hancock Whitney Corp.	24	1,120
Chemical Financial Corp.	20	1,113
Sabra Health Care REIT, Inc.	51	1,108
CoreSite Realty Corp. REIT	10	1,108
LaSalle Hotel Properties REIT	32	1,095
United Bankshares, Inc.	30	1,092
Kemper Corp.	14	1,059
Weingarten Realty Investors REIT	34	1,048
Healthcare Realty Trust, Inc. REIT	36	1,047
Stifel Financial Corp.	20	1,045
Home BancShares, Inc.	45	1,015
Bank of Hawaii Corp.	12	1,001
Taubman Centers, Inc. REIT	17	999
UMB Financial Corp.	13	991
Navient Corp.	76	990
JBG SMITH Properties REIT	27	985
GEO Group, Inc. REIT	35	964
Uniti Group, Inc. REIT	47	941
Valley National Bancorp	76	924
CNO Financial Group, Inc.	48	914
Education Realty Trust, Inc. REIT	22	913
Cathay General Bancorp	22	891
PotlatchDeltic Corp. REIT	17	864
Corporate Office Properties Trust REIT	29	841
Legg Mason, Inc.	24	834
Fulton Financial Corp.	50	825
CoreCivic, Inc. REIT	34	812
Washington Federal, Inc.	24	785
BancorpSouth Bank	23	758
Aspen Insurance Holdings Ltd.	17	692
Urban Edge Properties REIT	30	686
International Bancshares Corp.	16	685
Genworth Financial, Inc. — Class A*	143	643
Tanger Factory Outlet Centers, Inc. REIT	27	634
Federated Investors, Inc. — Class B	27	630
Trustmark Corp.	19	620
Quality Care Properties, Inc. REIT*	27	581
Mack-Cali Realty Corp. REIT	26	527
Mercury General Corp.	10	456
Alexander & Baldwin, Inc. REIT	19	447
LendingTree, Inc.*	2	428
Total Financial		126,732
Industrial - 0.4%
Keysight Technologies, Inc.*	53	3,129
IDEX Corp.	22	3,003
Old Dominion Freight Line, Inc.	20	2,979
Wabtec Corp.	25	2,464

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 2.3% (continued)
Industrial - 0.4% (continued)
Trimble, Inc.*	71	$2,332
Lennox International, Inc.	11	2,202
Cognex Corp.	49	2,186
Graco, Inc.	48	2,170
Teledyne Technologies, Inc.*	10	1,991
Nordson Corp.	15	1,926
Arrow Electronics, Inc.*	25	1,882
Carlisle Companies, Inc.	17	1,841
Gentex Corp.	78	1,795
Hubbell, Inc.	16	1,692
AptarGroup, Inc.	18	1,681
Donaldson Company, Inc.	37	1,669
Littelfuse, Inc.	7	1,597
Lincoln Electric Holdings, Inc.	18	1,580
Curtiss-Wright Corp.	13	1,547
AECOM*	46	1,519
Oshkosh Corp.	21	1,477
Trinity Industries, Inc.	43	1,473
Sonoco Products Co.	28	1,470
Eagle Materials, Inc.	14	1,470
Avnet, Inc.	34	1,458
Knight-Swift Transportation Holdings, Inc.	37	1,414
Acuity Brands, Inc.	12	1,391
Genesee & Wyoming, Inc. — Class A*	17	1,383
Jabil, Inc.	49	1,355
Landstar System, Inc.	12	1,310
ITT, Inc.	25	1,307
National Instruments Corp.	31	1,301
EMCOR Group, Inc.	17	1,295
Kirby Corp.*	15	1,254
Woodward, Inc.	16	1,230
Cree, Inc.*	29	1,205
Crane Co.	15	1,202
nVent Electric plc*	46	1,155
AGCO Corp.	19	1,154
Louisiana-Pacific Corp.	42	1,143
Bemis Company, Inc.	26	1,098
Coherent, Inc.*	7	1,095
KLX, Inc.*	15	1,078
Ryder System, Inc.	15	1,078
Energizer Holdings, Inc.	17	1,070
Regal Beloit Corp.	13	1,063
MSA Safety, Inc.	10	964
Valmont Industries, Inc.	6	904
EnerSys	12	896
Terex Corp.	21	886
Vishay Intertechnology, Inc.	38	882
Timken Co.	20	871
Dycom Industries, Inc.*	9	851
Clean Harbors, Inc.*	15	833
Kennametal, Inc.	23	826
Tech Data Corp.*	10	821
GATX Corp.	11	817
Owens-Illinois, Inc.*	46	773
SYNNEX Corp.	8	772
Belden, Inc.	12	733
Granite Construction, Inc.	13	723
KBR, Inc.	40	717
Silgan Holdings, Inc.	21	563
Esterline Technologies Corp.*	7	517
Worthington Industries, Inc.	12	504
Werner Enterprises, Inc.	13	488
Greif, Inc. — Class A	7	370
Total Industrial		89,825
Consumer, Non-cyclical - 0.4%
Teleflex, Inc.	13	3,487
WellCare Health Plans, Inc.*	13	3,201
Lamb Weston Holdings, Inc.	42	2,877
STERIS plc	24	2,520
Ingredion, Inc.	21	2,325
MarketAxess Holdings, Inc.	11	2,176
WEX, Inc.*	11	2,095
West Pharmaceutical Services, Inc.	21	2,085
Encompass Health Corp.	28	1,896
Service Corporation International	52	1,861
Sabre Corp.	72	1,774
Exelixis, Inc.*	81	1,743
Bio-Rad Laboratories, Inc. — Class A*	6	1,731
Hill-Rom Holdings, Inc.	19	1,660
ManpowerGroup, Inc.	19	1,635
Post Holdings, Inc.*	19	1,634
Bio-Techne Corp.	11	1,627
Chemed Corp.	5	1,609
Catalent, Inc.*	38	1,592
Charles River Laboratories International, Inc.*	14	1,572
Rollins, Inc.	27	1,420
Molina Healthcare, Inc.*	14	1,371
Masimo Corp.*	14	1,367
United Therapeutics Corp.*	12	1,358
Haemonetics Corp.*	15	1,345
PRA Health Sciences, Inc.*	14	1,307
Integra LifeSciences Holdings Corp.*	20	1,288
LivaNova plc*	12	1,198
Brink's Co.	15	1,196
CoreLogic, Inc.*	23	1,194
ICU Medical, Inc.*	4	1,175
MEDNAX, Inc.*	27	1,169
Flowers Foods, Inc.	53	1,104
Globus Medical, Inc. — Class A*	21	1,060
Cantel Medical Corp.	10	984
Acadia Healthcare Company, Inc.*	23	941
Deluxe Corp.	14	927
Healthcare Services Group, Inc.	21	907
Boston Beer Company, Inc. — Class A*	3	899
Hain Celestial Group, Inc.*	30	894
TreeHouse Foods, Inc.*	16	840
Lancaster Colony Corp.	6	831
Adtalem Global Education, Inc.*	17	818
Helen of Troy Ltd.*	8	788
Aaron's, Inc.	18	782
NuVasive, Inc.*	15	782
Sprouts Farmers Market, Inc.*	35	773
Tenet Healthcare Corp.*	23	772

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 2.3% (continued)
Consumer, Non-cyclical - 0.4% (continued)
Edgewell Personal Care Co.*	15	$757
Syneos Health, Inc.*	16	750
Avanos Medical, Inc.*	13	744
Avis Budget Group, Inc.*	20	650
Sanderson Farms, Inc.	6	631
Sotheby's*	11	598
United Natural Foods, Inc.*	14	597
Graham Holdings Co. — Class B	1	586
Prestige Brands Holdings, Inc.*	15	575
LifePoint Health, Inc.*	11	537
Patterson Companies, Inc.	23	521
Akorn, Inc.*	27	448
Mallinckrodt plc*	24	448
Tootsie Roll Industries, Inc.	6	185
Total Consumer, Non-cyclical		78,617
Consumer, Cyclical - 0.3%
Domino's Pizza, Inc.	12	3,386
NVR, Inc.*	1	2,970
Polaris Industries, Inc.	17	2,077
Live Nation Entertainment, Inc.*	39	1,894
Pool Corp.	12	1,818
Toro Co.	30	1,807
JetBlue Airways Corp.*	91	1,727
Wyndham Hotels & Resorts, Inc.	29	1,706
Dunkin' Brands Group, Inc.	24	1,658
Brunswick Corp.	25	1,612
Watsco, Inc.	9	1,605
Five Below, Inc.*	16	1,563
Six Flags Entertainment Corp.[1]	22	1,541
Toll Brothers, Inc.	40	1,480
Carter's, Inc.	13	1,409
Thor Industries, Inc.	14	1,363
Williams-Sonoma, Inc.[1]	22	1,350
Wyndham Destinations, Inc.	29	1,284
Nu Skin Enterprises, Inc. — Class A	16	1,251
Texas Roadhouse, Inc. — Class A	19	1,245
Skechers U.S.A., Inc. — Class A*	39	1,170
Casey's General Stores, Inc.	11	1,156
Delphi Technologies plc	25	1,136
American Eagle Outfitters, Inc.	48	1,116
MSC Industrial Direct Company, Inc. — Class A	13	1,103
Cracker Barrel Old Country Store, Inc.[1]	7	1,093
Cinemark Holdings, Inc.	30	1,052
Urban Outfitters, Inc.*	23	1,025
Deckers Outdoor Corp.*	9	1,016
Ollie's Bargain Outlet Holdings, Inc.*	14	1,015
ILG, Inc.	30	991
Signet Jewelers Ltd.	17	948
Scotts Miracle-Gro Co. — Class A	11	915
Churchill Downs, Inc.	3	890
Wendy's Co.	51	876
Dana, Inc.	42	848
AutoNation, Inc.*	17	826
Boyd Gaming Corp.	23	797
Bed Bath & Beyond, Inc.	40	797
Dick's Sporting Goods, Inc.	22	776
Scientific Games Corp. — Class A*	15	737
TRI Pointe Group, Inc.*	43	704
Jack in the Box, Inc.	8	681
Cheesecake Factory, Inc.[1]	12	661
KB Home	24	654
Tempur Sealy International, Inc.*	13	625
Brinker International, Inc.	13	619
Tupperware Brands Corp.	15	619
Michaels Companies, Inc.*	32	613
Herman Miller, Inc.	17	576
Dillard's, Inc. — Class A1	6	567
Sally Beauty Holdings, Inc.*	35	561
Big Lots, Inc.	12	501
HNI Corp.	12	447
World Fuel Services Corp.	19	388
Papa John's International, Inc.	7	355
International Speedway Corp. — Class A	7	313
Total Consumer, Cyclical		63,913
Technology - 0.2%
PTC, Inc.*	33	3,096
Jack Henry & Associates, Inc.	22	2,868
Fortinet, Inc.*	41	2,560
Leidos Holdings, Inc.	41	2,419
CDK Global, Inc.	35	2,277
Tyler Technologies, Inc.*	10	2,221
Zebra Technologies Corp. — Class A*	15	2,149
Teradyne, Inc.	55	2,094
Ultimate Software Group, Inc.*	8	2,058
Fair Isaac Corp.*	9	1,740
Cypress Semiconductor Corp.	103	1,605
MKS Instruments, Inc.	16	1,531
Monolithic Power Systems, Inc.	11	1,470
Blackbaud, Inc.	14	1,434
Teradata Corp.*	35	1,405
Medidata Solutions, Inc.*	17	1,369
Dun & Bradstreet Corp.	11	1,349
j2 Global, Inc.	14	1,213
Silicon Laboratories, Inc.*	12	1,195
MAXIMUS, Inc.	19	1,180
Integrated Device Technology, Inc.*	37	1,179
Lumentum Holdings, Inc.*	18	1,042
NCR Corp.*	34	1,019
Science Applications International Corp.	12	971
Manhattan Associates, Inc.*	19	893
Perspecta, Inc.	41	843
ACI Worldwide, Inc.*	33	814
CommVault Systems, Inc.*	12	790
VeriFone Systems, Inc.*	32	730
NetScout Systems, Inc.*	23	683
Acxiom Corp.*	22	659
Cirrus Logic, Inc.*	17	652
Convergys Corp.	26	636
Allscripts Healthcare Solutions, Inc.*	51	612

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 2.3% (continued)
Technology - 0.2% (continued)
Synaptics, Inc.*	10	$504
Pitney Bowes, Inc.	54	463
Total Technology		49,723
Energy - 0.1%
WPX Energy, Inc.*	114	2,055
Energen Corp.*	28	2,039
Transocean Ltd.*	125	1,680
Core Laboratories N.V.[1]	13	1,641
Murphy Oil Corp.	47	1,587
Chesapeake Energy Corp.*,1	261	1,368
PBF Energy, Inc. — Class A	32	1,342
First Solar, Inc.*	23	1,211
Patterson-UTI Energy, Inc.	63	1,134
Range Resources Corp.	64	1,071
McDermott International, Inc.*	51	1,002
CNX Resources Corp.*	56	996
Oasis Petroleum, Inc.*	76	986
Apergy Corp.*	22	919
Ensco plc — Class A1	125	907
Matador Resources Co.*	30	901
QEP Resources, Inc.*	68	834
Southwestern Energy Co.*	146	774
SM Energy Co.	29	745
Oceaneering International, Inc.	28	713
Callon Petroleum Co.*	64	687
Murphy USA, Inc.*	9	669
Nabors Industries Ltd.	101	647
Gulfport Energy Corp.*	45	566
Dril-Quip, Inc.*	11	565
Rowan Companies plc — Class A*	33	535
Superior Energy Services, Inc.*	44	429
NOW, Inc.*	31	413
Diamond Offshore Drilling, Inc.*,1	18	375
Total Energy		28,791
Basic Materials - 0.1%
Steel Dynamics, Inc.	67	3,079
Chemours Co.	51	2,262
RPM International, Inc.	38	2,216
Reliance Steel & Aluminum Co.	21	1,838
United States Steel Corp.	51	1,772
Royal Gold, Inc.	19	1,764
Ashland Global Holdings, Inc.	18	1,407
Olin Corp.	48	1,379
NewMarket Corp.	3	1,213
Valvoline, Inc.	56	1,208
Versum Materials, Inc.	31	1,152
Cabot Corp.	18	1,112
PolyOne Corp.	23	994
Allegheny Technologies, Inc.*	36	904
Domtar Corp.	18	859
Sensient Technologies Corp.	12	859
Minerals Technologies, Inc.	10	753
Commercial Metals Co.	33	697
Carpenter Technology Corp.	13	684
Compass Minerals International, Inc.	10	658
Total Basic Materials		26,810
Utilities - 0.1%
Atmos Energy Corp.	32	2,884
UGI Corp.	50	2,604
OGE Energy Corp.	57	2,007
Aqua America, Inc.	51	1,794
Vectren Corp.	24	1,715
MDU Resources Group, Inc.	56	1,606
WGL Holdings, Inc.	15	1,331
National Fuel Gas Co.	25	1,324
IDACORP, Inc.	14	1,291
ALLETE, Inc.	15	1,161
ONE Gas, Inc.	15	1,121
New Jersey Resources Corp.	25	1,119
Southwest Gas Holdings, Inc.	14	1,068
Hawaiian Electric Industries, Inc.	31	1,063
Black Hills Corp.	15	918
PNM Resources, Inc.	23	895
NorthWestern Corp.	14	802
Total Utilities		24,703
Communications - 0.1%
FactSet Research Systems, Inc.	11	2,179
LogMeIn, Inc.	15	1,549
ARRIS International plc*	50	1,222
Ciena Corp.*	41	1,087
ViaSat, Inc.*,1	16	1,052
New York Times Co. — Class A	37	958
John Wiley & Sons, Inc. — Class A	13	811
InterDigital, Inc.	10	809
AMC Networks, Inc. — Class A*	13	809
Plantronics, Inc.	10	763
Telephone & Data Systems, Inc.	27	740
Cable One, Inc.	1	733
TEGNA, Inc.	62	673
Cars.com, Inc.*	21	596
Meredith Corp.	11	561
Total Communications		14,542
Total Common Stocks
(Cost $473,354)		503,656

MUTUAL FUNDS† - 61.2%
Guggenheim Strategy Fund II2	285,943	7,145,706
Guggenheim Strategy Fund I2	263,616	6,600,955
Total Mutual Funds
(Cost $13,726,772)		13,746,661

	Face Amount
U.S. TREASURY BILLS†† - 2.8%
U.S. Treasury Bills
1.72% due 07/12/18[3,4,5]	$423,000	422,803

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount	Value
U.S. TREASURY BILLS†† - 2.8% (continued)
1.87% due 09/20/18[4,5,7]	$200,000	$199,167
Total U.S. Treasury Bills
(Cost $621,918)		621,970

REPURCHASE AGREEMENTS††,6 - 22.6%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18[7]	2,795,122	2,795,122
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18[7]	1,372,537	1,372,537
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18[7]	915,025	915,025
Total Repurchase Agreements
(Cost $5,082,684)		5,082,684

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[9]	7,883	7,883
Total Securities Lending Collateral
(Cost $7,883)		7,883
Total Investments - 88.9%
(Cost $19,912,611)		$19,962,854
Other Assets & Liabilities, net - 11.1%		2,501,425
Total Net Assets - 100.0%		$22,464,279

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	18	Sep 2018	$3,520,980	$(85,611)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P MidCap 400 Index	2.33%	At Maturity	07/31/18	2,520	$4,918,381	$22,328
BNP Paribas	S&P MidCap 400 Index	2.44%	At Maturity	07/30/18	1,805	3,523,346	15,995
Goldman Sachs International	S&P MidCap 400 Index	2.33%	At Maturity	07/27/18	10,936	21,343,032	(109,996)
						$29,784,759	$(71,673)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2018.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2018.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7 day yield as of June 30, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$503,656	$—	$—	$503,656
Mutual Funds	13,746,661	—	—	13,746,661
U.S. Treasury Bills	—	621,970	—	621,970
Repurchase Agreements	—	5,082,684	—	5,082,684
Securities Lending Collateral	7,883	—	—	7,883
Equity Index Swap Agreements*	—	38,323	—	38,323
Total Assets	$14,258,200	$5,742,977	$—	$20,001,177

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts*	$85,611	$—	$—	$85,611
Equity Index Swap Agreements*	—	109,996	—	109,996
Total Liabilities	$85,611	$109,996	$—	$195,607

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended June 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 03/29/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 06/30/18	Shares 06/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$6,903,472	$–	$(300,000)	$–	$(2,517)	$6,600,955	263,616	$43,959
Guggenheim Strategy Fund II	8,601,145	–	(1,450,000)	(3,198)	(2,241)	7,145,706	285,943	51,886
	$15,504,617	$–	$(1,750,000)	$(3,198)	$(4,758)	$13,746,661		$95,845

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 69.7%
TECHNOLOGY - 27.9%
Apple, Inc.	39,567	$7,324,247
Microsoft Corp.	61,850	6,099,029
Intel Corp.	37,513	1,864,771
NVIDIA Corp.	4,886	1,157,493
Adobe Systems, Inc.*	3,964	966,463
Texas Instruments, Inc.	7,880	868,770
Broadcom, Inc.	3,307	802,411
QUALCOMM, Inc.	11,935	669,792
Micron Technology, Inc.*	9,336	489,580
Activision Blizzard, Inc.	6,128	467,689
Intuit, Inc.	2,066	422,094
Applied Materials, Inc.	8,115	374,832
Cognizant Technology Solutions Corp. — Class A	4,717	372,596
Electronic Arts, Inc.*	2,470	348,319
Analog Devices, Inc.	2,986	286,417
Fiserv, Inc.*	3,296	244,201
Autodesk, Inc.*	1,764	231,243
Lam Research Corp.	1,321	228,335
Paychex, Inc.	2,892	197,668
Western Digital Corp.	2,409	186,481
Microchip Technology, Inc.	1,892	172,077
Cerner Corp.*	2,671	159,699
NetEase, Inc. ADR	614	155,139
Workday, Inc. — Class A*	1,177	142,558
Skyworks Solutions, Inc.	1,466	141,689
Xilinx, Inc.	2,040	133,130
Maxim Integrated Products, Inc.	2,251	132,044
Seagate Technology plc	2,311	130,502
KLA-Tencor Corp.	1,255	128,675
Check Point Software Technologies Ltd.*	1,280	125,030
CA, Inc.	3,354	119,570
ASML Holding N.V. — Class G	602	119,178
Citrix Systems, Inc.*	1,091	114,381
Take-Two Interactive Software, Inc.*	921	109,010
Synopsys, Inc.*	1,200	102,684
Cadence Design Systems, Inc.*	2,269	98,270
Total Technology		25,686,067
COMMUNICATIONS - 27.3%
Amazon.com, Inc.*	3,906	6,639,419
Facebook, Inc. — Class A*	19,309	3,752,125
Alphabet, Inc. — Class C*	2,809	3,133,861
Alphabet, Inc. — Class A*	2,404	2,714,573
Cisco Systems, Inc.	37,859	1,629,073
Netflix, Inc.*	3,499	1,369,614
Comcast Corp. — Class A	36,968	1,212,920
Booking Holdings, Inc.*	388	786,511
Charter Communications, Inc. — Class A*	1,912	560,617
Baidu, Inc. ADR*	2,260	549,180
Twenty-First Century Fox, Inc. — Class A	8,485	421,620
T-Mobile US, Inc.*	6,817	407,315
Twenty-First Century Fox, Inc. — Class B	6,428	316,708
eBay, Inc.*	8,002	290,152
JD.com, Inc. ADR*	7,427	289,282
Sirius XM Holdings, Inc.[1]	36,054	244,086
Ctrip.com International Ltd. ADR*	3,750	178,612
Expedia Group, Inc.	1,106	132,930
Liberty Global plc — Class C*	4,590	122,140
MercadoLibre, Inc.	355	106,120
Symantec Corp.	5,003	103,312
Vodafone Group plc ADR	3,822	92,913
DISH Network Corp. — Class A*	1,843	61,943
Liberty Global plc — Class A*	1,747	48,112
Total Communications		25,163,138
CONSUMER, NON-CYCLICAL - 9.5%
Amgen, Inc.	5,327	983,311
PayPal Holdings, Inc.*	9,559	795,978
Gilead Sciences, Inc.	10,467	741,482
Kraft Heinz Co.	9,814	616,515
Biogen, Inc.*	1,699	493,118
Mondelez International, Inc. — Class A	11,874	486,834
Automatic Data Processing, Inc.	3,546	475,661
Celgene Corp.*	5,835	463,416
Intuitive Surgical, Inc.*	912	436,374
Express Scripts Holding Co.*	4,522	349,144
Vertex Pharmaceuticals, Inc.*	2,051	348,588
Illumina, Inc.*	1,183	330,400
Regeneron Pharmaceuticals, Inc.*	853	294,276
Monster Beverage Corp.*	4,530	259,569
Alexion Pharmaceuticals, Inc.*	1,791	222,353
Align Technology, Inc.*	645	220,680
Cintas Corp.	859	158,975
IDEXX Laboratories, Inc.*	699	152,340
Mylan N.V.*	4,150	149,981
Verisk Analytics, Inc. — Class A*	1,330	143,161
BioMarin Pharmaceutical, Inc.*	1,423	134,046
Incyte Corp.*	1,706	114,302
Shire plc ADR	550	92,840
Henry Schein, Inc.*	1,240	90,074
Hologic, Inc.*	2,198	87,370
Dentsply Sirona, Inc.	1,831	80,143
Total Consumer, Non-cyclical		8,720,931
CONSUMER, CYCLICAL - 4.4%
Costco Wholesale Corp.	3,533	738,326
Starbucks Corp.	11,109	542,675
Walgreens Boots Alliance, Inc.	7,983	479,100
Tesla, Inc.*,1	1,367	468,813
Marriott International, Inc. — Class A	2,845	360,177
Ross Stores, Inc.	3,048	258,318
O'Reilly Automotive, Inc.*	659	180,282
PACCAR, Inc.	2,832	175,471
Dollar Tree, Inc.*	1,914	162,690
Wynn Resorts Ltd.	874	146,255
American Airlines Group, Inc.	3,769	143,071
Ulta Beauty, Inc.*	487	113,695
Fastenal Co.	2,316	111,469
Hasbro, Inc.	1,006	92,864
Qurate Retail, Inc. — Class A*	3,545	75,225
Total Consumer, Cyclical		4,048,431
INDUSTRIAL - 0.6%
CSX Corp.	7,047	449,458

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 69.7% (continued)
INDUSTRIAL - 0.6% (continued)
J.B. Hunt Transport Services, Inc.	884	$107,450
Total Industrial		556,908
Total Common Stocks
(Cost $59,086,929)		64,175,475

MUTUAL FUNDS† - 10.2%
Guggenheim Strategy Fund I2	188,357	4,716,457
Guggenheim Strategy Fund II2	188,713	4,715,950
Total Mutual Funds
(Cost $9,426,763)		9,432,407

	Face Amount
U.S. TREASURY BILLS†† - 3.6%
U.S. Treasury Bills
1.87% due 09/20/18[3,4,5]	$3,100,000	3,087,083
1.72% due 07/12/18[4,5,6]	272,000	271,874
Total U.S. Treasury Bills
(Cost $3,358,662)		3,358,957

REPURCHASE AGREEMENTS††,7 - 12.0%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18[3]	6,085,046	6,085,046
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18[3]	2,988,045	2,988,045
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18[3]	1,992,030	1,992,030
Total Repurchase Agreements
(Cost $11,065,121)		11,065,121

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[9]	540,722	540,722
Total Securities Lending Collateral
(Cost $540,722)		540,722
Total Investments - 96.1%
(Cost $83,478,197)		$88,572,682
Other Assets & Liabilities, net - 3.9%		3,567,719
Total Net Assets - 100.0%		$92,140,401

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	101	Sep 2018	$14,265,745	$(32,581)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	2.48%	At Maturity	07/31/18	10,970	$77,238,329	$780,282
BNP Paribas	NASDAQ-100 Index	2.59%	At Maturity	07/30/18	404	2,843,240	28,724
Goldman Sachs International	NASDAQ-100 Index	2.58%	At Maturity	07/27/18	3,664	25,794,012	(100,355)
						$105,875,581	$708,651

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2018.
[4]	Rate indicated is the effective yield at the time of purchase.

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

[5]	Zero coupon rate security.
[6]	All or a portion of this security is pledged as futures collateral at June 30, 2018.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7 day yield as of June 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$64,175,475	$—	$—	$64,175,475
Mutual Funds	9,432,407	—	—	9,432,407
U.S. Treasury Bills	—	3,358,957	—	3,358,957
Repurchase Agreements	—	11,065,121	—	11,065,121
Securities Lending Collateral	540,722	—	—	540,722
Equity Index Swap Agreements*	—	809,006	—	809,006
Total Assets	$74,148,604	$15,233,084	$—	$89,381,688

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts*	$32,581	$—	$—	$32,581
Equity Index Swap Agreements*	—	100,355	—	100,355
Total Liabilities	$32,581	$100,355	$—	$132,936

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended June 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 03/29/18	Additions	Reductions	Realized Gain	Change in Unrealized	Value 06/30/18	Shares 06/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$1,819,498	$2,900,000	$–	$–	$(3,041)	$4,716,457	188,357	$18,881
Guggenheim Strategy Fund II	3,119,724	1,600,000	–	–	(3,774)	4,715,950	188,713	25,721
	$4,939,222	$4,500,000	$–	$–	$(6,815)	$9,432,407		$44,602

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 93.6%
Technology - 37.5%
Apple, Inc.	677,548	$125,420,910
Microsoft Corp.	1,059,123	104,440,119
Intel Corp.	642,377	31,932,561
NVIDIA Corp.	83,674	19,822,371
Adobe Systems, Inc.*	67,887	16,551,529
Texas Instruments, Inc.	134,943	14,877,466
Broadcom, Inc.	56,622	13,738,762
QUALCOMM, Inc.	204,378	11,469,693
Micron Technology, Inc.*	159,873	8,383,740
Activision Blizzard, Inc.	104,931	8,008,334
Intuit, Inc.	35,370	7,226,268
Applied Materials, Inc.	138,958	6,418,470
Cognizant Technology Solutions Corp. — Class A	80,766	6,379,706
Electronic Arts, Inc.*	42,297	5,964,723
Analog Devices, Inc.	51,128	4,904,198
Fiserv, Inc.*	56,440	4,181,640
Autodesk, Inc.*	30,204	3,959,442
Lam Research Corp.	22,613	3,908,657
Paychex, Inc.	49,526	3,385,102
Western Digital Corp.	41,250	3,193,163
Microchip Technology, Inc.	32,400	2,946,780
Cerner Corp.*	45,740	2,734,795
NetEase, Inc. ADR	10,522	2,658,594
Workday, Inc. — Class A*	20,153	2,440,931
Skyworks Solutions, Inc.	25,099	2,425,818
Xilinx, Inc.	34,932	2,279,662
Maxim Integrated Products, Inc.	38,553	2,261,519
Seagate Technology plc	39,571	2,234,574
KLA-Tencor Corp.	21,487	2,203,062
Check Point Software Technologies Ltd.*	21,923	2,141,439
CA, Inc.	57,430	2,047,380
ASML Holding N.V. — Class G	10,305	2,040,081
Citrix Systems, Inc.*	18,682	1,958,621
Take-Two Interactive Software, Inc.*	15,767	1,866,182
Synopsys, Inc.*	20,541	1,757,693
Cadence Design Systems, Inc.*	38,861	1,683,070
Total Technology		439,847,055
Communications - 36.7%
Amazon.com, Inc.*	66,888	113,696,222
Facebook, Inc. — Class A*	330,646	64,251,131
Alphabet, Inc. — Class C*	48,103	53,666,112
Alphabet, Inc. — Class A*	41,169	46,487,623
Cisco Systems, Inc.	648,289	27,895,876
Netflix, Inc.*	59,922	23,455,268
Comcast Corp. — Class A	633,030	20,769,714
Booking Holdings, Inc.*	6,641	13,461,905
Charter Communications, Inc. — Class A*	32,734	9,597,936
Baidu, Inc. ADR*	38,699	9,403,857
Twenty-First Century Fox, Inc. — Class A	145,297	7,219,808
T-Mobile US, Inc.*	116,737	6,975,036
Twenty-First Century Fox, Inc. — Class B	110,075	5,423,395
eBay, Inc.*	137,019	4,968,309
JD.com, Inc. ADR*	127,185	4,953,856
Sirius XM Holdings, Inc.[1]	617,391	4,179,737
Ctrip.com International Ltd. ADR*	64,223	3,058,942
Expedia Group, Inc.	18,933	2,275,557
Liberty Global plc — Class C*	78,594	2,091,386
MercadoLibre, Inc.	6,087	1,819,587
Symantec Corp.	85,679	1,769,271
Vodafone Group plc ADR	65,444	1,590,943
DISH Network Corp. — Class A*	31,560	1,060,732
Liberty Global plc — Class A*	29,910	823,722
Total Communications		430,895,925
Consumer, Non-cyclical - 12.7%
Amgen, Inc.	91,216	16,837,561
PayPal Holdings, Inc.*	163,680	13,629,633
Gilead Sciences, Inc.	179,240	12,697,362
Kraft Heinz Co.	168,062	10,557,655
Biogen, Inc.*	29,087	8,442,211
Mondelez International, Inc. — Class A	203,337	8,336,817
Automatic Data Processing, Inc.	60,726	8,145,786
Celgene Corp.*	99,917	7,935,408
Intuitive Surgical, Inc.*	15,618	7,472,901
Express Scripts Holding Co.*	77,433	5,978,602
Vertex Pharmaceuticals, Inc.*	35,128	5,970,355
Illumina, Inc.*	20,264	5,659,532
Regeneron Pharmaceuticals, Inc.*	14,605	5,038,579
Monster Beverage Corp.*	77,565	4,444,474
Alexion Pharmaceuticals, Inc.*	30,671	3,807,805
Align Technology, Inc.*	11,048	3,779,963
Cintas Corp.	14,711	2,722,565
IDEXX Laboratories, Inc.*	11,974	2,609,614
Mylan N.V.*	71,057	2,568,000
Verisk Analytics, Inc. — Class A*	22,781	2,452,147
BioMarin Pharmaceutical, Inc.*	24,360	2,294,712
Incyte Corp.*	29,220	1,957,740
Shire plc ADR	9,414	1,589,083
Henry Schein, Inc.*	21,232	1,542,292
Hologic, Inc.*	37,634	1,495,951
Dentsply Sirona, Inc.	31,352	1,372,277
Total Consumer, Non-cyclical		149,339,025
Consumer, Cyclical - 5.9%
Costco Wholesale Corp.	60,491	12,641,409
Starbucks Corp.	190,232	9,292,833
Walgreens Boots Alliance, Inc.	136,700	8,204,051
Tesla, Inc.*,1	23,406	8,027,088
Marriott International, Inc. — Class A	48,710	6,166,686
Ross Stores, Inc.	52,194	4,423,441
O'Reilly Automotive, Inc.*	11,291	3,088,879
PACCAR, Inc.	48,497	3,004,874
Dollar Tree, Inc.*	32,777	2,786,045
Wynn Resorts Ltd.	14,969	2,504,912
American Airlines Group, Inc.	64,534	2,449,711
Ulta Beauty, Inc.*	8,342	1,947,523
Fastenal Co.	39,658	1,908,740
Hasbro, Inc.	17,222	1,589,763
Qurate Retail, Inc. — Class A*	60,703	1,288,118
Total Consumer, Cyclical		69,324,073

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 93.6% (continued)
Industrial - 0.8%
CSX Corp.	120,667	$7,696,141
J.B. Hunt Transport Services, Inc.	15,130	1,839,052
Total Industrial		9,535,193
Total Common Stocks
(Cost $556,293,639)		1,098,941,271

MUTUAL FUNDS† - 2.8%
Guggenheim Strategy Fund II2	535,552	13,383,456
Guggenheim Strategy Fund I2	479,259	12,000,643
Guggenheim Strategy Fund III[2]	319,831	7,992,564
Total Mutual Funds
(Cost $33,328,710)		33,376,663

	Face Amount
FEDERAL AGENCY NOTES†† - 1.7%
Federal Home Loan Bank[3]
1.75% due 10/26/22[4]	$14,500,000	14,464,953
Federal Farm Credit Bank[3]
1.93% (U.S. Prime Rate - 3.07%) due 02/20/19[5]	5,000,000	4,999,039
Total Federal Agency Notes
(Cost $19,493,465)		19,463,992

FEDERAL AGENCY DISCOUNT NOTES†† - 1.0%
Federal Home Loan Bank[3]
1.46% due 07/05/18[6,7]	12,000,000	11,997,733
Total Federal Agency Discount Notes
(Cost $11,997,733)		11,997,733

U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bills
1.72% due 07/12/18[6,7,8]	2,376,000	2,374,894
1.87% due 09/20/18[6,7,9]	300,000	298,750
Total U.S. Treasury Bills
(Cost $2,673,428)		2,673,644

REPURCHASE AGREEMENTS††,10 - 0.9%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18[9]	5,605,649	5,605,649
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18[9]	2,752,639	2,752,639
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18[9]	1,835,092	1,835,092
Total Repurchase Agreements
(Cost $10,193,380)		10,193,380

	Shares
SECURITIES LENDING COLLATERAL†,11 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[12]	7,123,347	7,123,347
Total Securities Lending Collateral
(Cost $7,123,347)		7,123,347
Total Investments - 100.8%
(Cost $641,103,702)		$1,183,770,030
Other Assets & Liabilities, net - (0.8)%		(9,413,447)
Total Net Assets - 100.0%		$1,174,356,583

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	342	Sep 2018	$48,305,790	$(577,300)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	2.48%	At Maturity	07/31/18	2,021	$14,228,845	$143,744
BNP Paribas	NASDAQ-100 Index	2.59%	At Maturity	07/30/18	259	1,824,985	18,436
Goldman Sachs International	NASDAQ-100 Index	2.58%	At Maturity	07/27/18	1,434	10,099,449	(39,293)
						$26,153,279	$122,887

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Affiliated issuer.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[5]	Variable rate security. Rate indicated is the rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[6]	Rate indicated is the effective yield at the time of purchase.
[7]	Zero coupon rate security.
[8]	All or a portion of this security is pledged as futures collateral at June 30, 2018.
[9]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2018.
[10]	Repurchase Agreements — See Note 4.
[11]	Securities lending collateral — See Note 5.
[12]	Rate indicated is the 7 day yield as of June 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,098,941,271	$—	$—	$1,098,941,271
Mutual Funds	33,376,663	—	—	33,376,663
Federal Agency Notes	—	19,463,992	—	19,463,992
Federal Agency Discount Notes	—	11,997,733	—	11,997,733
U.S. Treasury Bills	—	2,673,644	—	2,673,644
Repurchase Agreements	—	10,193,380	—	10,193,380
Securities Lending Collateral	7,123,347	—	—	7,123,347
Equity Index Swap Agreements*	—	162,180	—	162,180
Total Assets	$1,139,441,281	$44,490,929	$—	$1,183,932,210

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts*	$577,300	$—	$—	$577,300
Equity Index Swap Agreements*	—	39,293	—	39,293
Total Liabilities	$577,300	$39,293	$—	$616,593

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Transactions during the period ended June 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 03/29/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 06/30/18	Shares 06/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$12,005,436	$–	$–	$–	$(4,793)	$12,000,643	479,259	$78,748
Guggenheim Strategy Fund II	13,394,166	–	–	–	(10,710)	13,383,456	535,552	93,764
Guggenheim Strategy Fund III	8,005,357	–	–	–	(12,793)	7,992,564	319,831	55,663
	$33,404,959	$–	$–	$–	$(28,296)	$33,376,663		$228,175

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 81.7%
Consumer, Non-cyclical - 17.5%
Johnson & Johnson	42,643	$5,174,302
UnitedHealth Group, Inc.	15,279	3,748,550
Pfizer, Inc.	93,002	3,374,113
Procter & Gamble Co.	39,979	3,120,761
Coca-Cola Co.	60,889	2,670,591
Merck & Company, Inc.	42,773	2,596,321
PepsiCo, Inc.	22,542	2,454,147
AbbVie, Inc.	24,094	2,232,309
Philip Morris International, Inc.	24,714	1,995,408
Amgen, Inc.	10,589	1,954,623
Medtronic plc	21,531	1,843,269
Altria Group, Inc.	30,091	1,708,868
Abbott Laboratories	27,874	1,700,035
PayPal Holdings, Inc.*	17,745	1,477,626
Gilead Sciences, Inc.	20,673	1,464,475
Bristol-Myers Squibb Co.	25,987	1,438,121
Thermo Fisher Scientific, Inc.	6,397	1,325,075
Eli Lilly & Co.	15,186	1,295,821
CVS Health Corp.	16,164	1,040,153
Becton Dickinson and Co.	4,248	1,017,651
Biogen, Inc.*	3,355	973,755
Anthem, Inc.	4,057	965,688
Danaher Corp.	9,774	964,498
Mondelez International, Inc. — Class A	23,452	961,532
Aetna, Inc.	5,201	954,383
Automatic Data Processing, Inc.	7,004	939,517
Colgate-Palmolive Co.	13,869	898,850
Allergan plc	5,391	898,788
Celgene Corp.*	11,238	892,522
Stryker Corp.	5,110	862,875
Intuitive Surgical, Inc.*	1,801	861,742
S&P Global, Inc.	3,995	814,541
Boston Scientific Corp.*	21,938	717,373
Express Scripts Holding Co.*	8,931	689,562
Vertex Pharmaceuticals, Inc.*	4,052	688,678
Cigna Corp.	3,868	657,367
Zoetis, Inc.	7,693	655,367
Illumina, Inc.*	2,337	652,701
Humana, Inc.	2,189	651,512
Kraft Heinz Co.	9,498	596,664
Kimberly-Clark Corp.	5,554	585,058
Constellation Brands, Inc. — Class A	2,671	584,602
Ecolab, Inc.	4,128	579,282
Baxter International, Inc.	7,833	578,389
Sysco Corp.	7,620	520,370
Estee Lauder Companies, Inc. — Class A	3,561	508,119
Edwards Lifesciences Corp.*	3,351	487,805
HCA Healthcare, Inc.	4,443	455,852
Moody's Corp.	2,654	452,666
Alexion Pharmaceuticals, Inc.*	3,538	439,243
McKesson Corp.	3,212	428,481
Regeneron Pharmaceuticals, Inc.*	1,230	424,338
General Mills, Inc.	9,426	417,195
Archer-Daniels-Midland Co.	8,890	407,429
Centene Corp.*	3,262	401,911
Align Technology, Inc.*	1,147	392,434
Monster Beverage Corp.*	6,531	374,226
Kroger Co.	12,923	367,659
Zimmer Biomet Holdings, Inc.	3,232	360,174
Tyson Foods, Inc. — Class A	4,732	325,798
IDEXX Laboratories, Inc.*	1,381	300,975
FleetCor Technologies, Inc.*	1,425	300,176
Mylan N.V.*	8,195	296,167
IHS Markit Ltd.*	5,662	292,103
Laboratory Corporation of America Holdings*	1,626	291,916
Global Payments, Inc.	2,537	282,850
Clorox Co.	2,059	278,480
Kellogg Co.	3,970	277,384
ABIOMED, Inc.*	672	274,882
Verisk Analytics, Inc. — Class A*	2,470	265,871
IQVIA Holdings, Inc.*	2,573	256,837
Cintas Corp.	1,374	254,286
Cardinal Health, Inc.	4,940	241,220
Equifax, Inc.[1]	1,912	239,210
Quest Diagnostics, Inc.	2,159	237,360
ResMed, Inc.	2,269	235,023
McCormick & Company, Inc.	1,928	223,821
Conagra Brands, Inc.	6,257	223,563
Total System Services, Inc.	2,638	222,964
AmerisourceBergen Corp. — Class A	2,586	220,508
Church & Dwight Company, Inc.	3,890	206,793
Hershey Co.	2,222	206,779
Brown-Forman Corp. — Class B	4,164	204,078
Molson Coors Brewing Co. — Class B	2,942	200,174
United Rentals, Inc.*	1,329	196,187
JM Smucker Co.	1,806	194,109
Gartner, Inc.*	1,451	192,838
Incyte Corp.*	2,797	187,399
Cooper Companies, Inc.	779	183,415
Henry Schein, Inc.*	2,449	177,895
Hologic, Inc.*	4,341	172,555
Varian Medical Systems, Inc.*	1,455	165,463
Nielsen Holdings plc	5,324	164,671
Hormel Foods Corp.	4,294	159,780
Dentsply Sirona, Inc.	3,616	158,272
Universal Health Services, Inc. — Class B	1,386	154,456
DaVita, Inc.*	2,219	154,087
Perrigo Company plc	2,047	149,247
Western Union Co.	7,325	148,917
Avery Dennison Corp.	1,400	142,940
Robert Half International, Inc.	1,965	127,922
Nektar Therapeutics*	2,562	125,102
Campbell Soup Co.[1]	3,059	124,012
Coty, Inc. — Class A	7,518	106,004
Envision Healthcare Corp.*	1,926	84,763
Quanta Services, Inc.*	2,379	79,459
H&R Block, Inc.	3,326	75,766
Total Consumer, Non-cyclical		78,479,844
Financial - 14.8%
Berkshire Hathaway, Inc. — Class B*	30,601	5,711,677
JPMorgan Chase & Co.	54,132	5,640,554

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 81.7% (continued)
Financial - 14.8% (continued)
Bank of America Corp.	149,920	$4,226,245
Wells Fargo & Co.	69,726	3,865,609
Visa, Inc. — Class A	28,398	3,761,315
Mastercard, Inc. — Class A	14,577	2,864,672
Citigroup, Inc.	40,541	2,713,004
U.S. Bancorp	24,808	1,240,896
Goldman Sachs Group, Inc.	5,585	1,231,883
American Express Co.	11,353	1,112,594
Morgan Stanley	21,672	1,027,253
American Tower Corp. — Class A REIT	7,022	1,012,362
PNC Financial Services Group, Inc.	7,465	1,008,522
BlackRock, Inc. — Class A	1,961	978,618
Charles Schwab Corp.	19,091	975,550
Chubb Ltd.	7,406	940,710
CME Group, Inc. — Class A	5,414	887,463
Bank of New York Mellon Corp.	16,069	866,601
Simon Property Group, Inc. REIT[1]	4,924	838,015
American International Group, Inc.	14,272	756,701
Crown Castle International Corp. REIT	6,595	711,073
Capital One Financial Corp.	7,734	710,755
MetLife, Inc.	16,162	704,663
Intercontinental Exchange, Inc.	9,209	677,322
Marsh & McLennan Companies, Inc.	8,067	661,252
BB&T Corp.	12,397	625,305
Prudential Financial, Inc.	6,678	624,460
Prologis, Inc. REIT	8,478	556,920
Progressive Corp.	9,259	547,670
Equinix, Inc. REIT	1,263	542,951
State Street Corp.	5,810	540,853
Public Storage REIT	2,382	540,380
Aon plc	3,887	533,180
Aflac, Inc.	12,308	529,490
Travelers Companies, Inc.	4,297	525,695
Allstate Corp.	5,588	510,017
SunTrust Banks, Inc.	7,390	487,888
T. Rowe Price Group, Inc.	3,850	446,947
Weyerhaeuser Co. REIT	12,036	438,833
M&T Bank Corp.	2,309	392,876
Discover Financial Services	5,548	390,635
AvalonBay Communities, Inc. REIT	2,197	377,642
Synchrony Financial	11,280	376,526
Equity Residential REIT	5,854	372,841
Welltower, Inc. REIT	5,914	370,749
Digital Realty Trust, Inc. REIT	3,274	365,313
Northern Trust Corp.	3,362	345,916
KeyCorp	16,879	329,816
Ventas, Inc. REIT	5,665	322,622
Ameriprise Financial, Inc.	2,299	321,584
Willis Towers Watson plc	2,096	317,754
Regions Financial Corp.	17,857	317,498
Fifth Third Bancorp	10,899	312,801
Boston Properties, Inc. REIT[1]	2,454	307,781
SBA Communications Corp. REIT*	1,831	302,335
Citizens Financial Group, Inc.	7,707	299,802
Hartford Financial Services Group, Inc.	5,694	291,134
Huntington Bancshares, Inc.	17,568	259,304
E*TRADE Financial Corp.*	4,196	256,627
Essex Property Trust, Inc. REIT	1,050	251,023
Comerica, Inc.	2,734	248,575
Host Hotels & Resorts, Inc. REIT	11,786	248,331
Realty Income Corp. REIT	4,521	243,185
SVB Financial Group*	842	243,136
XL Group Ltd.	4,106	229,731
CBRE Group, Inc. — Class A*	4,807	229,486
Principal Financial Group, Inc.	4,234	224,190
Lincoln National Corp.	3,477	216,443
Alexandria Real Estate Equities, Inc. REIT	1,637	206,540
GGP, Inc. REIT	10,057	205,464
Vornado Realty Trust REIT	2,751	203,354
Loews Corp.	4,163	200,990
Extra Space Storage, Inc. REIT	2,005	200,119
HCP, Inc. REIT	7,469	192,850
Arthur J Gallagher & Co.	2,898	189,181
Cboe Global Markets, Inc.	1,788	186,077
Raymond James Financial, Inc.	2,064	184,418
Mid-America Apartment Communities, Inc. REIT	1,809	182,112
Alliance Data Systems Corp.	766	178,631
Invesco Ltd.	6,531	173,463
Nasdaq, Inc.	1,858	169,580
Zions Bancorporation	3,134	165,130
Duke Realty Corp. REIT	5,676	164,774
Franklin Resources, Inc.	5,067	162,397
UDR, Inc. REIT	4,255	159,733
Cincinnati Financial Corp.	2,375	158,793
Iron Mountain, Inc. REIT	4,475	156,670
Everest Re Group Ltd.	652	150,273
Federal Realty Investment Trust REIT	1,164	147,304
Regency Centers Corp. REIT	2,343	145,453
SL Green Realty Corp. REIT[1]	1,406	141,345
Torchmark Corp.	1,679	136,687
Unum Group	3,517	130,094
Affiliated Managers Group, Inc.	864	128,451
Kimco Realty Corp. REIT	6,755	114,767
Jefferies Financial Group, Inc.	4,820	109,607
Apartment Investment & Management Co. — Class A REIT	2,502	105,835
People's United Financial, Inc.	5,531	100,056
Macerich Co. REIT	1,726	98,089
Assurant, Inc.	843	87,242
Brighthouse Financial, Inc.*	1,904	76,293
Total Financial		66,453,326
Technology - 13.4%
Apple, Inc.	78,145	14,465,421
Microsoft Corp.	122,155	12,045,705
Intel Corp.	74,089	3,682,964
NVIDIA Corp.	9,651	2,286,322
Oracle Corp.	47,380	2,087,563
Adobe Systems, Inc.*	7,830	1,909,032

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 81.7% (continued)
Technology - 13.5% (continued)
International Business Machines Corp.	13,573	$1,896,148
Texas Instruments, Inc.	15,564	1,715,931
Accenture plc — Class A	10,224	1,672,544
Broadcom, Inc.	6,383	1,548,771
salesforce.com, Inc.*	11,214	1,529,590
QUALCOMM, Inc.	23,572	1,322,861
Micron Technology, Inc.*	18,439	966,941
Activision Blizzard, Inc.	12,102	923,625
Intuit, Inc.	3,875	791,682
Applied Materials, Inc.	16,027	740,287
Cognizant Technology Solutions Corp. — Class A	9,315	735,792
Electronic Arts, Inc.*	4,878	687,896
HP, Inc.	26,096	592,118
Analog Devices, Inc.	5,897	565,640
Fidelity National Information Services, Inc.	5,263	558,036
Fiserv, Inc.*	6,510	482,326
Autodesk, Inc.*	3,484	456,718
Lam Research Corp.	2,608	450,793
Red Hat, Inc.*	2,825	379,595
Western Digital Corp.	4,758	368,317
DXC Technology Co.	4,528	365,002
Hewlett Packard Enterprise Co.	24,278	354,702
Paychex, Inc.	5,084	347,491
Microchip Technology, Inc.	3,737	339,880
NetApp, Inc.	4,260	334,538
Cerner Corp.*	5,012	299,667
Skyworks Solutions, Inc.	2,895	279,802
Xilinx, Inc.	4,029	262,933
Seagate Technology plc	4,564	257,729
KLA-Tencor Corp.	2,478	254,069
MSCI, Inc. — Class A	1,415	234,083
ANSYS, Inc.*	1,336	232,704
Broadridge Financial Solutions, Inc.	1,875	215,813
Take-Two Interactive Software, Inc.*	1,819	215,297
Citrix Systems, Inc.*	2,047	214,607
Synopsys, Inc.*	2,369	202,715
Akamai Technologies, Inc.*	2,713	198,673
Advanced Micro Devices, Inc.*	13,100	196,369
Cadence Design Systems, Inc.*	4,482	194,115
CA, Inc.	4,968	177,109
Qorvo, Inc.*	2,011	161,222
IPG Photonics Corp.*	598	131,937
Xerox Corp.	3,401	81,624
Total Technology		60,414,699
Communications - 12.1%
Amazon.com, Inc.*	6,403	10,883,820
Facebook, Inc. — Class A*	38,135	7,410,393
Alphabet, Inc. — Class C*	4,827	5,385,243
Alphabet, Inc. — Class A*	4,748	5,361,394
AT&T, Inc.	115,452	3,707,179
Verizon Communications, Inc.	65,693	3,305,015
Cisco Systems, Inc.	74,771	3,217,396
Netflix, Inc.*	6,911	2,705,173
Walt Disney Co.	23,638	2,477,499
Comcast Corp. — Class A	73,011	2,395,491
Booking Holdings, Inc.*	766	1,552,751
Charter Communications, Inc. — Class A*	2,945	863,503
Twenty-First Century Fox, Inc. — Class A	16,758	832,705
eBay, Inc.*	14,697	532,913
Twitter, Inc.*	10,411	454,648
Twenty-First Century Fox, Inc. — Class B	6,983	344,052
CBS Corp. — Class B	5,429	305,218
Motorola Solutions, Inc.	2,578	300,002
CenturyLink, Inc.	15,609	290,952
Omnicom Group, Inc.	3,614	275,640
Expedia Group, Inc.	1,922	231,005
VeriSign, Inc.*	1,526	209,703
Symantec Corp.	9,882	204,063
Viacom, Inc. — Class B	5,612	169,258
F5 Networks, Inc.*	972	167,621
Juniper Networks, Inc.	5,551	152,208
Interpublic Group of Companies, Inc.[1]	6,129	143,663
Discovery, Inc. — Class C*	5,431	138,491
DISH Network Corp. — Class A*	3,640	122,340
TripAdvisor, Inc.*,1	1,704	94,930
News Corp. — Class A	6,094	94,457
Discovery, Inc. — Class A*,1	2,481	68,228
News Corp. — Class B	1,936	30,686
Total Communications		54,427,640
Industrial - 7.7%
Boeing Co.	8,707	2,921,286
General Electric Co.	138,088	1,879,378
3M Co.	9,439	1,856,840
Union Pacific Corp.	12,331	1,747,056
Honeywell International, Inc.	11,875	1,710,594
United Technologies Corp.	11,830	1,479,105
Caterpillar, Inc.	9,506	1,289,679
Lockheed Martin Corp.	3,949	1,166,653
United Parcel Service, Inc. — Class B	10,963	1,164,599
CSX Corp.	13,917	887,626
FedEx Corp.	3,909	887,578
Raytheon Co.	4,567	882,253
Northrop Grumman Corp.	2,773	853,252
General Dynamics Corp.	4,392	818,713
Deere & Co.	5,156	720,809
Emerson Electric Co.	10,018	692,645
Norfolk Southern Corp.	4,492	677,708
Illinois Tool Works, Inc.	4,847	671,503
Eaton Corporation plc	6,953	519,667
Waste Management, Inc.	6,324	514,394
TE Connectivity Ltd.	5,567	501,364
Johnson Controls International plc	14,726	492,585
Roper Technologies, Inc.	1,640	452,492
Amphenol Corp. — Class A	4,793	417,710
Fortive Corp.	4,877	376,065
Corning, Inc.	13,202	363,187
Ingersoll-Rand plc	3,942	353,716
Rockwell Collins, Inc.	2,613	351,919
Rockwell Automation, Inc.	1,997	331,961
Parker-Hannifin Corp.	2,114	329,467
Cummins, Inc.	2,463	327,579

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 81.7% (continued)
Industrial - 7.7% (continued)
Stanley Black & Decker, Inc.	2,453	$325,783
Agilent Technologies, Inc.	5,087	314,580
Harris Corp.	1,888	272,891
Vulcan Materials Co.	2,102	271,284
Textron, Inc.	4,071	268,319
TransDigm Group, Inc.	775	267,483
AMETEK, Inc.	3,682	265,693
Republic Services, Inc. — Class A	3,545	242,336
Waters Corp.*	1,246	241,213
L3 Technologies, Inc.	1,248	240,015
Mettler-Toledo International, Inc.*	404	233,766
WestRock Co.	4,077	232,471
Martin Marietta Materials, Inc.	1,001	223,553
Expeditors International of Washington, Inc.	2,777	202,999
Ball Corp.	5,553	197,409
Xylem, Inc.	2,861	192,774
CH Robinson Worldwide, Inc.	2,214	185,223
Masco Corp.	4,936	184,705
Dover Corp.	2,459	179,999
Kansas City Southern	1,631	172,821
Packaging Corporation of America	1,500	167,685
J.B. Hunt Transport Services, Inc.	1,361	165,430
Huntington Ingalls Industries, Inc.	708	153,487
Snap-on, Inc.	900	144,648
AO Smith Corp.	2,307	136,459
PerkinElmer, Inc.	1,759	128,812
Fortune Brands Home & Security, Inc.	2,320	124,561
Jacobs Engineering Group, Inc.	1,916	121,647
Allegion plc	1,510	116,814
Arconic, Inc.	6,755	114,903
FLIR Systems, Inc.	2,182	113,399
Fluor Corp.	2,235	109,023
Sealed Air Corp.	2,562	108,757
Pentair plc	2,581	108,609
Garmin Ltd.	1,768	107,848
Stericycle, Inc.*	1,361	88,860
Flowserve Corp.	2,080	84,032
Total Industrial		34,449,674
Consumer, Cyclical - 6.7%
Home Depot, Inc.	18,340	3,578,134
Walmart, Inc.	23,001	1,970,036
McDonald's Corp.	12,483	1,955,961
NIKE, Inc. — Class B	20,393	1,624,914
Costco Wholesale Corp.	6,973	1,457,218
Lowe's Companies, Inc.	13,069	1,249,004
Starbucks Corp.	21,941	1,071,818
TJX Companies, Inc.	9,970	948,945
Walgreens Boots Alliance, Inc.	13,559	813,743
General Motors Co.	20,168	794,619
Ford Motor Co.	62,230	688,886
Target Corp.	8,476	645,193
Marriott International, Inc. — Class A	4,719	597,425
Ross Stores, Inc.	6,020	510,195
Delta Air Lines, Inc.	10,260	508,280
Southwest Airlines Co.	8,481	431,513
VF Corp.	5,205	424,312
Yum! Brands, Inc.	5,139	401,973
Dollar General Corp.	4,041	398,443
Aptiv plc	4,210	385,762
Carnival Corp.	6,454	369,879
O'Reilly Automotive, Inc.*	1,302	356,188
Hilton Worldwide Holdings, Inc.	4,442	351,629
PACCAR, Inc.	5,593	346,543
Dollar Tree, Inc.*	3,780	321,300
Best Buy Company, Inc.	3,899	290,787
AutoZone, Inc.*	424	284,474
Royal Caribbean Cruises Ltd.	2,693	278,995
United Continental Holdings, Inc.*	3,747	261,278
American Airlines Group, Inc.	6,624	251,447
WW Grainger, Inc.	810	249,804
MGM Resorts International	7,967	231,282
Lennar Corp. — Class A	4,350	228,375
Wynn Resorts Ltd.	1,347	225,407
DR Horton, Inc.	5,460	223,860
Fastenal Co.	4,573	220,098
Mohawk Industries, Inc.*,1	1,008	215,984
Genuine Parts Co.	2,333	214,146
Tapestry, Inc.	4,576	213,745
Tiffany & Co.	1,620	213,192
Ulta Beauty, Inc.*	909	212,215
Darden Restaurants, Inc.	1,968	210,694
CarMax, Inc.*	2,831	206,295
Newell Brands, Inc.	7,722	199,150
Kohl's Corp.	2,675	195,008
PVH Corp.	1,225	183,407
Macy's, Inc.	4,871	182,322
Copart, Inc.*	3,213	181,727
Chipotle Mexican Grill, Inc. — Class A*	389	167,803
Hasbro, Inc.	1,808	166,897
Advance Auto Parts, Inc.	1,177	159,719
Michael Kors Holdings Ltd.*	2,383	158,708
LKQ Corp.*	4,924	157,076
Norwegian Cruise Line Holdings Ltd.*	3,287	155,311
Whirlpool Corp.	1,026	150,032
Tractor Supply Co.	1,940	148,391
L Brands, Inc.	3,856	142,209
BorgWarner, Inc.	3,140	135,523
Hanesbrands, Inc.[1]	5,729	126,152
PulteGroup, Inc.	4,176	120,060
Alaska Air Group, Inc.	1,960	118,365
Gap, Inc.	3,450	111,745
Harley-Davidson, Inc.	2,646	111,343
Ralph Lauren Corp. — Class A	885	111,262
Foot Locker, Inc.	1,878	98,877
Nordstrom, Inc.	1,867	96,673
Leggett & Platt, Inc.	2,087	93,164
Mattel, Inc.[1]	5,470	89,817
Goodyear Tire & Rubber Co.	3,813	88,805
Under Armour, Inc. — Class A*,1	2,957	66,473
Under Armour, Inc. — Class C*	2,995	63,135
Total Consumer, Cyclical		30,213,145

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 81.7% (continued)
EnergY - 5.2%
Exxon Mobil Corp.	67,313	$5,568,804
Chevron Corp.	30,382	3,841,196
Schlumberger Ltd.	22,022	1,476,135
ConocoPhillips	18,603	1,295,141
EOG Resources, Inc.	9,203	1,145,129
Occidental Petroleum Corp.	12,175	1,018,804
Valero Energy Corp.	6,851	759,296
Phillips 66	6,673	749,445
Halliburton Co.	13,927	627,551
Anadarko Petroleum Corp.	8,189	599,844
Kinder Morgan, Inc.	30,164	532,998
Marathon Petroleum Corp.	7,343	515,185
Pioneer Natural Resources Co.[1]	2,710	512,840
ONEOK, Inc.	6,536	456,409
Devon Energy Corp.	8,321	365,791
Williams Companies, Inc.	13,159	356,740
Concho Resources, Inc.*	2,370	327,889
Andeavor	2,210	289,908
Apache Corp.	6,076	284,053
Marathon Oil Corp.	13,565	282,966
Hess Corp.	4,163	278,463
Noble Energy, Inc.	7,702	271,727
National Oilwell Varco, Inc.	6,074	263,611
Equities Corp.	4,010	221,272
TechnipFMC plc	6,900	219,006
Baker Hughes a GE Co.	6,621	218,692
HollyFrontier Corp.	2,807	192,083
Cabot Oil & Gas Corp. — Class A	7,178	170,836
Cimarex Energy Co.	1,517	154,340
Helmerich & Payne, Inc.	1,731	110,369
Newfield Exploration Co.*	3,175	96,044
Total Energy		23,202,567
Utilities - 2.4%
NextEra Energy, Inc.	7,495	1,251,890
Duke Energy Corp.	11,145	881,347
Southern Co.	16,084	744,850
Dominion Energy, Inc.	10,375	707,367
Exelon Corp.	15,349	653,867
American Electric Power Company, Inc.	7,831	542,297
Sempra Energy	4,200	487,662
Public Service Enterprise Group, Inc.	8,032	434,852
Consolidated Edison, Inc.	4,940	385,221
Xcel Energy, Inc.	8,090	369,551
PG&E Corp.	8,211	349,460
Edison International	5,180	327,739
WEC Energy Group, Inc.	5,017	324,349
PPL Corp.	11,114	317,305
DTE Energy Co.	2,885	298,972
Eversource Energy	5,038	295,277
FirstEnergy Corp.	7,127	255,931
Evergy, Inc.	4,312	242,119
American Water Works Company, Inc.	2,831	241,711
Ameren Corp.	3,874	235,733
Entergy Corp.	2,875	232,271
CMS Energy Corp.	4,492	212,382
CenterPoint Energy, Inc.	6,860	190,091
Alliant Energy Corp.	3,680	155,738
NRG Energy, Inc.	4,756	146,009
Pinnacle West Capital Corp.	1,780	143,397
AES Corp.	10,516	141,019
NiSource, Inc.	5,364	140,966
SCANA Corp.	2,268	87,363
Total Utilities		10,796,736
Basic Materials - 1.7%
DowDuPont, Inc.	36,898	2,432,316
Praxair, Inc.	4,569	722,588
LyondellBasell Industries N.V. — Class A	5,111	561,443
Air Products & Chemicals, Inc.	3,485	542,719
Sherwin-Williams Co.	1,309	533,509
PPG Industries, Inc.	3,964	411,186
Freeport-McMoRan, Inc.	21,422	369,744
International Paper Co.	6,584	342,895
Newmont Mining Corp.	8,482	319,856
Nucor Corp.	5,057	316,062
Eastman Chemical Co.	2,270	226,909
FMC Corp.	2,139	190,820
Albemarle Corp.[1]	1,761	166,115
CF Industries Holdings, Inc.	3,710	164,724
Mosaic Co.	5,576	156,407
International Flavors & Fragrances, Inc.	1,255	155,570
Total Basic Materials		7,612,863
Total Common Stocks
(Cost $358,929,106)		366,050,494

MUTUAL FUNDS† - 6.9%
Guggenheim Strategy Fund II2	622,407	15,553,964
Guggenheim Strategy Fund I2	322,351	8,071,693
Guggenheim Strategy Fund III[2]	279,864	6,993,803
Total Mutual Funds
(Cost $30,490,049)		30,619,460

	Face Amount
U.S. TREASURY BILLS†† - 1.1%
U.S. Treasury Bills
1.72% due 07/12/18[3,4,5]	$3,231,000	3,229,496
1.87% due 09/20/18[3,4,6]	1,600,000	1,593,333
Total U.S. Treasury Bills
(Cost $4,822,430)		4,822,829

REPURCHASE AGREEMENTS††,7 - 8.7%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18[6]	21,523,975	21,523,975
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18[6]	10,569,288	10,569,288
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18[6]	7,046,192	7,046,192
Total Repurchase Agreements
(Cost $39,139,455)		39,139,455

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
SECURITIES LENDING COLLATERAL†,8 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[9]	1,752,477	$1,752,477
Total Securities Lending Collateral
(Cost $1,752,477)		1,752,477
Total Investments - 98.8%
(Cost $435,133,517)		$442,384,715
Other Assets & Liabilities, net - 1.2%		5,582,841
Total Net Assets - 100.0%		$447,967,556

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	95	Sep 2018	$12,923,563	$(4,220)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements††
BNP Paribas	S&P 500 Index	3.37%	At Maturity	07/30/18	16,483	$44,807,044	$308,894
Goldman Sachs International	S&P 500 Index	2.48%	At Maturity	07/27/18	86,398	234,861,614	294,365
Barclays Bank plc	S&P 500 Index	2.43%	At Maturity	07/31/18	5,056	13,745,431	94,759
						$293,414,089	$698,018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2018.
[6]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2018.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7 day yield as of June 30, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$366,050,494	$—	$—	$366,050,494
Mutual Funds	30,619,460	—	—	30,619,460
U.S. Treasury Bills	—	4,822,829	—	4,822,829
Repurchase Agreements	—	39,139,455	—	39,139,455
Securities Lending Collateral	1,752,477	—	—	1,752,477
Equity Index Swap Agreements*	—	698,018	—	698,018
Total Assets	$398,422,431	$44,660,302	$—	$443,082,733

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts*	$4,220	$—	$—	$4,220

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended June 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 03/29/18	Additions	Reductions	Realized Gain	Change in Unrealized	Value 06/30/18	Shares 06/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$12,074,916	$–	$(4,000,000)	$16,763	$(19,986)	$8,071,693	322,351	$78,589
Guggenheim Strategy Fund II	15,566,412	–	–	–	(12,448)	15,553,964	622,407	108,971
Guggenheim Strategy Fund III	7,004,998	–	–	–	(11,195)	6,993,803	279,864	48,707
	$34,646,326	$–	$(4,000,000)	$16,763	$(43,629)	$30,619,460		$236,267

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 95.6%
Mining - 95.6%
Freeport-McMoRan, Inc.	214,797	$3,707,396
Newmont Mining Corp.	86,539	3,263,386
Barrick Gold Corp.	219,828	2,886,342
Franco-Nevada Corp.	39,051	2,851,504
Goldcorp, Inc.	184,385	2,527,918
Agnico Eagle Mines Ltd.	51,466	2,358,687
Wheaton Precious Metals Corp.	102,676	2,265,033
Randgold Resources Ltd. ADR	25,824	1,990,772
Royal Gold, Inc.	19,761	1,834,611
Kinross Gold Corp.*	448,203	1,685,243
Kirkland Lake Gold Ltd.	71,997	1,520,577
AngloGold Ashanti Ltd. ADR	162,981	1,338,074
B2Gold Corp.*	483,975	1,248,655
Gold Fields Ltd. ADR	345,947	1,235,031
IAMGOLD Corp.*	209,978	1,219,972
Yamana Gold, Inc.[1]	417,943	1,212,035
Pan American Silver Corp.	66,672	1,193,429
Alamos Gold, Inc. — Class A	192,183	1,093,521
Tahoe Resources, Inc.*	190,080	935,194
Osisko Gold Royalties Ltd.[1]	97,193	920,418
First Majestic Silver Corp.*,1	115,270	879,510
Hecla Mining Co.	249,794	869,283
Novagold Resources, Inc.*	195,300	869,085
Pretium Resources, Inc.*,1	116,495	855,073
Coeur Mining, Inc.*	111,869	850,204
Sibanye Gold Ltd. ADR*,1	347,216	840,263
New Gold, Inc.*	401,969	836,095
SSR Mining, Inc.*	78,433	774,134
Fortuna Silver Mines, Inc.*	125,080	710,454
MAG Silver Corp.*	65,055	703,245
Sandstorm Gold Ltd.*	150,683	678,073
Seabridge Gold, Inc.*,1	55,444	618,201
Klondex Mines Ltd.*	203,723	470,600
Gold Resource Corp.	70,834	466,796
Endeavour Silver Corp.*,1	146,808	458,041
Total Mining		48,166,855
Total Common Stocks
(Cost $42,716,680)		48,166,855

EXCHANGE-TRADED FUNDS† - 4.0%
VanEck Vectors Junior Gold Miners ETF	62,125	2,031,488
Total Exchange-Traded Funds
(Cost $1,948,694)		2,031,488

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.1%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	$310,044	310,044
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	152,246	152,246
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	101,497	101,497
Total Repurchase Agreements
(Cost $563,787)		563,787

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[4]	2,105,327	2,105,327
Total Securities Lending Collateral
(Cost $2,105,327)		2,105,327
Total Investments - 104.9%
(Cost $47,334,488)		$52,867,457
Other Assets & Liabilities, net - (4.9)%		(2,455,755)
Total Net Assets - 100.0%		$50,411,702

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2018.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$48,166,855	$—	$—	$48,166,855
Exchange-Traded Funds	2,031,488	—	—	2,031,488
Repurchase Agreements	—	563,787	—	563,787
Securities Lending Collateral	2,105,327	—	—	2,105,327
Total Assets	$52,303,670	$563,787	$—	$52,867,457

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.6%
REITS - 95.6%
REITs-Diversified – 24.9%
American Tower Corp. — Class A	3,029	$436,691
Crown Castle International Corp.	3,458	372,842
Equinix, Inc.	760	326,716
Weyerhaeuser Co.	7,708	281,034
Digital Realty Trust, Inc.	2,415	269,466
SBA Communications Corp.*	1,463	241,571
Vornado Realty Trust	2,764	204,315
Duke Realty Corp.	5,988	173,832
Gaming and Leisure Properties, Inc.	4,215	150,897
VICI Properties, Inc.	7,220	149,021
WP Carey, Inc.	2,144	142,254
Forest City Realty Trust, Inc. — Class A	6,179	140,943
Lamar Advertising Co. — Class A	2,022	138,123
New Residential Investment Corp.	7,330	128,202
STORE Capital Corp.	4,604	126,150
CoreSite Realty Corp.	1,128	125,005
Rayonier, Inc.	3,165	122,454
EPR Properties	1,822	118,047
Cousins Properties, Inc.	11,151	108,053
GEO Group, Inc.	3,774	103,936
PotlatchDeltic Corp.	1,918	97,530
CoreCivic, Inc.	4,032	96,324
Uniti Group, Inc.	4,790	95,944
Colony Capital, Inc.	15,366	95,884
STAG Industrial, Inc.	3,326	90,567
Retail Properties of America, Inc. — Class A	7,002	89,486
Outfront Media, Inc.	4,514	87,797
Ladder Capital Corp. — Class A	4,520	70,602
Total REITs-Diversified		4,583,686
REITs-Office Property - 11.6%
Boston Properties, Inc.	1,928	241,810
Alexandria Real Estate Equities, Inc.	1,522	192,031
SL Green Realty Corp.	1,622	163,060
Kilroy Realty Corp.	1,943	146,968
VEREIT, Inc.	19,693	146,516
Douglas Emmett, Inc.	3,576	143,684
Hudson Pacific Properties, Inc.	3,587	127,087
Highwoods Properties, Inc.	2,493	126,470
JBG SMITH Properties	3,009	109,738
Equity Commonwealth*	3,365	105,997
Paramount Group, Inc.	6,785	104,489
Brandywine Realty Trust	5,671	95,726
Corporate Office Properties Trust	3,275	94,942
Empire State Realty Trust, Inc. — Class A	5,307	90,750
Columbia Property Trust, Inc.	3,931	89,273
Piedmont Office Realty Trust, Inc. — Class A	4,377	87,234
Government Properties Income Trust	4,443	70,422
Total REITs-Office Property		2,136,197
REITs-Apartments - 10.6%
AvalonBay Communities, Inc.	1,539	264,539
Equity Residential	4,071	259,282
Essex Property Trust, Inc.	900	215,163
Invitation Homes, Inc.	8,162	188,216
Mid-America Apartment Communities, Inc.	1,838	185,031
UDR, Inc.	4,545	170,619
Camden Property Trust	1,720	156,744
American Homes 4 Rent — Class A	6,359	141,043
Apartment Investment & Management Co. — Class A	3,290	139,167
American Campus Communities, Inc.	3,051	130,827
Education Realty Trust, Inc.	2,345	97,317
Total REITs-Apartments		1,947,948
REITs-Health Care - 8.6%
Welltower, Inc.	4,296	269,316
Ventas, Inc.	4,308	245,341
HCP, Inc.	7,528	194,373
Omega Healthcare Investors, Inc.	4,274	132,494
Healthcare Trust of America, Inc. — Class A	4,850	130,756
Medical Properties Trust, Inc.	8,688	121,980
Senior Housing Properties Trust	6,275	113,515
Sabra Health Care REIT, Inc.	4,899	106,455
Healthcare Realty Trust, Inc.	3,641	105,880
Physicians Realty Trust	5,866	93,504
CareTrust REIT, Inc.	3,599	60,067
Total REITs-Health Care		1,573,681
REITs-Hotels - 7.1%
Host Hotels & Resorts, Inc.	9,962	209,899
MGM Growth Properties LLC — Class A	4,922	149,924
Park Hotels & Resorts, Inc.	4,317	132,230
Hospitality Properties Trust	4,067	116,357
Ryman Hospitality Properties, Inc.	1,334	110,922
Apple Hospitality REIT, Inc.	5,959	106,547
RLJ Lodging Trust	4,728	104,252
Sunstone Hotel Investors, Inc.	6,261	104,058
LaSalle Hotel Properties	3,003	102,793
Pebblebrook Hotel Trust	2,231	86,563
DiamondRock Hospitality Co.	6,852	84,143
Total REITs-Hotels		1,307,688
REITs-Warehouse/Industries - 6.5%
Prologis, Inc.	4,891	321,290
Liberty Property Trust	3,110	137,866
DCT Industrial Trust, Inc.	2,038	135,996
CyrusOne, Inc.	2,201	128,450
Gramercy Property Trust	4,111	112,312
First Industrial Realty Trust, Inc.	3,308	110,289
EastGroup Properties, Inc.	1,031	98,522
Rexford Industrial Realty, Inc.	2,725	85,538
QTS Realty Trust, Inc. — Class A	1,931	76,274
Total REITs-Warehouse/Industries		1,206,537

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
REITS - 95.6% (continued)
REITs-Shopping Centers - 5.8%
Regency Centers Corp.	2,851	$176,990
Federal Realty Investment Trust	1,320	167,046
Kimco Realty Corp.	8,581	145,791
Brixmor Property Group, Inc.	7,095	123,666
Weingarten Realty Investors	3,514	108,266
DDR Corp.	5,548	99,309
Urban Edge Properties	3,867	88,438
Acadia Realty Trust	2,950	80,741
Retail Opportunity Investments Corp.	4,161	79,725
Total REITs-Shopping Centers		1,069,972
REITs-Regional Malls - 5.7%
Simon Property Group, Inc.	2,335	397,394
GGP, Inc.	11,600	236,988
Macerich Co.	2,706	153,782
Taubman Centers, Inc.	1,792	105,298
Tanger Factory Outlet Centers, Inc.	3,509	82,426
Washington Prime Group, Inc.	8,325	67,516
Total REITs-Regional Malls		1,043,404
REITs-Mortgage - 5.4%
Annaly Capital Management, Inc.	17,858	183,759
AGNC Investment Corp.	8,049	149,631
Starwood Property Trust, Inc.	5,841	126,808
Chimera Investment Corp.	5,397	98,657
Blackstone Mortgage Trust, Inc. — Class A1	3,117	97,967
MFA Financial, Inc.	12,159	92,165
Two Harbors Investment Corp.	5,642	89,143
Apollo Commercial Real Estate Finance, Inc.	4,354	79,591
Invesco Mortgage Capital, Inc.	4,469	71,057
Total REITs-Mortgage		988,778
REITs-Storage - 5.2%
Public Storage	1,524	345,735
Extra Space Storage, Inc.	1,935	193,132
Iron Mountain, Inc.	5,004	175,190
CubeSmart	4,089	131,748
Life Storage, Inc.	1,201	116,869
Total REITs-Storage		962,674
REITs-Single Tenant - 2.5%
Realty Income Corp.	3,923	211,018
National Retail Properties, Inc.	3,234	142,167
Spirit Realty Capital, Inc.	12,275	98,568
Total REITs-Single Tenant		451,753
REITs-Manufactured Homes - 1.7%
Equity LifeStyle Properties, Inc.	1,671	153,565
Sun Communities, Inc.	1,543	151,029
Total REITs-Manufactured Homes		304,594
Total REITS		17,576,912
Real Estate - 4.0%
Real Estate Management/Services - 3.3%
CBRE Group, Inc. — Class A*	4,506	215,116
Jones Lang LaSalle, Inc.	887	147,233
Kennedy-Wilson Holdings, Inc.	4,474	94,625
Realogy Holdings Corp.[1]	3,830	87,324
Redfin Corp.*,1	3,094	71,440
Total Real Estate Management/Services		615,738
Real Estate Operations/Development - 0.7%
Howard Hughes Corp.*	957	126,803
Total Real Estate		742,541
Total Common Stocks
(Cost $17,154,576)		18,319,453

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	$58,708	58,708
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	28,828	28,828
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	19,219	19,219
Total Repurchase Agreements
(Cost $106,755)		106,755

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[4]	87,986	87,986
Total Securities Lending Collateral
(Cost $87,986)		87,986
Total Investments - 100.7%
(Cost $17,349,317)		$18,514,194
Other Assets & Liabilities, net - (0.7)%		(133,962)
Total Net Assets - 100.0%		$18,380,232

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2018.

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,319,453	$—	$—	$18,319,453
Repurchase Agreements	—	106,755	—	106,755
Securities Lending Collateral	87,986	—	—	87,986
Total Assets	$18,407,439	$106,755	$—	$18,514,194

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.1%
Retail - 67.1%
Walmart, Inc.	48,869	$4,185,630
Home Depot, Inc.	19,815	3,865,906
Costco Wholesale Corp.	11,969	2,501,282
Lowe's Companies, Inc.	23,621	2,257,459
TJX Companies, Inc.	21,147	2,012,771
Walgreens Boots Alliance, Inc.	31,813	1,909,257
Target Corp.	21,702	1,651,956
Ross Stores, Inc.	17,326	1,468,379
Dollar General Corp.	13,750	1,355,750
O'Reilly Automotive, Inc.*	4,434	1,213,009
Best Buy Company, Inc.	16,004	1,193,578
Dollar Tree, Inc.*	13,497	1,147,245
AutoZone, Inc.*	1,621	1,087,578
Tiffany & Co.	7,892	1,038,587
Ulta Beauty, Inc.*	4,055	946,680
Gap, Inc.	29,215	946,274
Genuine Parts Co.	10,263	942,041
CarMax, Inc.*	12,783	931,497
Kohl's Corp.	12,665	923,278
Macy's, Inc.	23,763	889,449
L Brands, Inc.	22,892	844,257
Advance Auto Parts, Inc.	6,095	827,091
Burlington Stores, Inc.*	5,444	819,485
Qurate Retail, Inc. — Class A*	38,480	816,546
Tractor Supply Co.	10,615	811,941
Nordstrom, Inc.	15,290	791,716
Foot Locker, Inc.	11,671	614,478
Five Below, Inc.*	6,060	592,123
Williams-Sonoma, Inc.[1]	9,584	588,266
Urban Outfitters, Inc.*	12,729	567,077
AutoNation, Inc.*	11,148	541,570
Ollie's Bargain Outlet Holdings, Inc.*	7,431	538,748
Floor & Decor Holdings, Inc. — Class A*	10,890	537,204
Michaels Companies, Inc.*	27,828	533,463
American Eagle Outfitters, Inc.	22,579	524,962
Penske Automotive Group, Inc.	10,666	499,702
Dick's Sporting Goods, Inc.	13,522	476,650
Signet Jewelers Ltd.	8,531	475,603
Dillard's, Inc. — Class A1	4,693	443,488
PriceSmart, Inc.	4,842	438,201
Bed Bath & Beyond, Inc.	21,990	438,151
RH*,1	3,122	436,143
Lithia Motors, Inc. — Class A	4,080	385,846
DSW, Inc. — Class A	14,632	377,798
Sally Beauty Holdings, Inc.*,1	23,458	376,032
Children's Place, Inc.	2,989	361,071
GameStop Corp. — Class A1	23,755	346,110
Guess?, Inc.	16,013	342,678
Big Lots, Inc.	8,138	340,006
Abercrombie & Fitch Co. — Class A	13,490	330,235
Tailored Brands, Inc.	12,800	326,656
Group 1 Automotive, Inc.	4,466	281,358
Chico's FAS, Inc.	32,362	263,427
Conn's, Inc.*	7,758	256,014
PetMed Express, Inc.[1]	5,710	251,526
Lumber Liquidators Holdings, Inc.*	8,936	217,592
Express, Inc.*	23,477	214,815
Hibbett Sports, Inc.*	7,594	173,903
Total Retail		50,469,538
Internet - 27.0%
Amazon.com, Inc.*	4,351	7,395,830
Netflix, Inc.*	8,489	3,322,849
Booking Holdings, Inc.*	1,241	2,515,619
JD.com, Inc. ADR*	34,873	1,358,303
Ctrip.com International Ltd. ADR*	23,926	1,139,596
Expedia Group, Inc.	9,002	1,081,950
Wayfair, Inc. — Class A*,1	7,348	872,649
Vipshop Holdings Ltd. ADR*	73,870	801,490
TripAdvisor, Inc.*	12,575	700,553
Shutterfly, Inc.*	4,874	438,806
Liberty Expedia Holdings, Inc. — Class A*	9,128	401,084
Overstock.com, Inc.*,1	7,059	237,535
Total Internet		20,266,264
Distribution & Wholesale - 1.9%
LKQ Corp.*	24,941	795,618
Pool Corp.	4,226	640,239
Total Distribution & Wholesale		1,435,857
Commercial Services - 1.6%
Aaron's, Inc.	10,381	451,054
Monro, Inc.	6,119	355,514
NutriSystem, Inc.	7,362	283,437
Rent-A-Center, Inc.*,1	6,750	99,360
Total Commercial Services		1,189,365
Oil & Gas - 0.6%
Murphy USA, Inc.*	5,681	422,041
Leisure Time - 0.5%
Camping World Holdings, Inc. — Class A1	16,120	402,678
Home Furnishings - 0.4%
Sleep Number Corp.*	9,312	270,234
Total Common Stocks
(Cost $64,271,513)		74,455,977

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	$219,063	219,063
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	107,570	107,570
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	71,713	71,713
Total Repurchase Agreements
(Cost $398,346)		398,346

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 3.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[4]	$2,942,984	$2,942,984
Total Securities Lending Collateral
(Cost $2,942,984)		2,942,984
Total Investments - 103.5%
(Cost $67,612,843)		$77,797,307
Other Assets & Liabilities, net - (3.5)%		(2,633,853)
Total Net Assets - 100.0%		$75,163,454

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2018.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$74,455,977	$—	$—	$74,455,977
Repurchase Agreements	—	398,346	—	398,346
Securities Lending Collateral	2,942,984	—	—	2,942,984
Total Assets	$77,398,961	$398,346	$—	$77,797,307

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 54.3%
Financial - 13.6%
Gramercy Property Trust REIT	2,074	$56,662
Primerica, Inc.	566	56,374
IBERIABANK Corp.	726	55,031
First Industrial Realty Trust, Inc. REIT	1,611	53,711
Cousins Properties, Inc. REIT	5,437	52,685
MGIC Investment Corp.*	4,796	51,413
Hancock Whitney Corp.	1,101	51,362
Chemical Financial Corp.	922	51,328
Valley National Bancorp	4,173	50,744
MB Financial, Inc.	1,074	50,156
Sabra Health Care REIT, Inc.	2,300	49,979
RLJ Lodging Trust REIT	2,248	49,568
LaSalle Hotel Properties REIT	1,433	49,052
Sunstone Hotel Investors, Inc. REIT	2,917	48,481
Ryman Hospitality Properties, Inc. REIT	578	48,061
United Bankshares, Inc.	1,309	47,648
Stifel Financial Corp.	897	46,868
Healthcare Realty Trust, Inc. REIT	1,603	46,615
Home BancShares, Inc.	2,060	46,474
Ellie Mae, Inc.*	442	45,897
Radian Group, Inc.	2,794	45,319
UMB Financial Corp.	586	44,671
Essent Group Ltd.*	1,242	44,488
GEO Group, Inc. REIT	1,570	43,238
First Financial Bankshares, Inc.[1]	840	42,756
EastGroup Properties, Inc. REIT	445	42,524
Glacier Bancorp, Inc.	1,098	42,471
American Equity Investment Life Holding Co.	1,158	41,688
Blackstone Mortgage Trust, Inc. — Class A REIT[1]	1,322	41,550
Investors Bancorp, Inc.	3,236	41,388
Selective Insurance Group, Inc.	750	41,250
CNO Financial Group, Inc.	2,161	41,145
Education Realty Trust, Inc. REIT	983	40,795
BancorpSouth Bank	1,237	40,759
South State Corp.	472	40,710
Cathay General Bancorp	1,000	40,490
PotlatchDeltic Corp. REIT	796	40,477
Kemper Corp.	515	38,960
Columbia Banking System, Inc.	945	38,650
National Health Investors, Inc. REIT	521	38,387
Community Bank System, Inc.	649	38,336
First Financial Bancorp	1,235	37,853
Physicians Realty Trust REIT	2,362	37,650
Financial Engines, Inc.	822	36,908
Fulton Financial Corp.	2,228	36,762
CoreCivic, Inc. REIT	1,536	36,695
Old National Bancorp	1,954	36,344
Washington Federal, Inc.	1,092	35,708
Simmons First National Corp. — Class A	1,170	34,983
STAG Industrial, Inc. REIT	1,265	34,446
Kennedy-Wilson Holdings, Inc.	1,620	34,263
Pebblebrook Hotel Trust REIT	880	34,144
Xenia Hotels & Resorts, Inc. REIT	1,391	33,885
First Midwest Bancorp, Inc.	1,325	33,748
RLI Corp.	507	33,558
PS Business Parks, Inc. REIT	257	33,025
Piedmont Office Realty Trust, Inc. — Class A REIT	1,657	33,024
Union Bankshares Corp.	847	32,931
Rexford Industrial Realty, Inc. REIT	1,042	32,708
Urban Edge Properties REIT	1,415	32,361
Enstar Group Ltd.*	156	32,339
Bank of NT Butterfield & Son Ltd.	706	32,278
FCB Financial Holdings, Inc. — Class A*	548	32,222
Great Western Bancorp, Inc.	766	32,164
CenterState Bank Corp.	1,068	31,848
DiamondRock Hospitality Co. REIT	2,587	31,768
BofI Holding, Inc.*	765	31,296
United Community Banks, Inc.	1,014	31,099
Washington Real Estate Investment Trust	1,019	30,906
International Bancshares Corp.	715	30,602
CVB Financial Corp.	1,340	30,043
Hope Bancorp, Inc.	1,679	29,937
Moelis & Co. — Class A	505	29,618
First Merchants Corp.	638	29,603
Genworth Financial, Inc. — Class A*	6,518	29,331
Federated Investors, Inc. — Class B	1,252	29,197
Apollo Commercial Real Estate Finance, Inc. REIT	1,595	29,157
Acadia Realty Trust REIT	1,042	28,520
Trustmark Corp.	871	28,421
Renasant Corp.	623	28,359
Tanger Factory Outlet Centers, Inc. REIT	1,188	27,906
Independent Bank Corp.	352	27,597
Ameris Bancorp	516	27,529
Retail Opportunity Investments Corp. REIT	1,436	27,514
TowneBank	852	27,349
Terreno Realty Corp. REIT	711	26,783
Quality Care Properties, Inc. REIT*	1,227	26,393
QTS Realty Trust, Inc. — Class A REIT	659	26,031
WesBanco, Inc.	576	25,943
WageWorks, Inc.*	513	25,650
Eagle Bancorp, Inc.*	412	25,256
ServisFirst Bancshares, Inc.	601	25,080
Banner Corp.	414	24,894
Argo Group International Holdings Ltd.	419	24,365
Lexington Realty Trust REIT	2,786	24,322
ProAssurance Corp.	686	24,319
Chesapeake Lodging Trust REIT	767	24,268

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Financial - 13.6% (continued)
LegacyTexas Financial Group, Inc.	615	$23,997
Mack-Cali Realty Corp. REIT	1,170	23,728
Horace Mann Educators Corp.	532	23,727
Invesco Mortgage Capital, Inc. REIT	1,453	23,103
Colony Credit Real Estate, Inc. REIT	1,086	22,513
Pacific Premier Bancorp, Inc.*	589	22,470
PRA Group, Inc.*	577	22,243
Redfin Corp.*,1	957	22,097
Provident Financial Services, Inc.	802	22,079
Capitol Federal Financial, Inc.	1,666	21,925
LTC Properties, Inc. REIT	509	21,755
Northwest Bancshares, Inc.	1,237	21,511
LendingTree, Inc.*	100	21,380
Berkshire Hills Bancorp, Inc.	526	21,356
First BanCorp*	2,764	21,145
NBT Bancorp, Inc.	551	21,021
National General Holdings Corp.	797	20,985
Hilltop Holdings, Inc.	945	20,856
AmTrust Financial Services, Inc.[1]	1,431	20,850
Heartland Financial USA, Inc.	380	20,843
WSFS Financial Corp.	390	20,787
Alexander & Baldwin, Inc. REIT	883	20,750
Agree Realty Corp. REIT	390	20,580
Government Properties Income Trust REIT	1,276	20,225
National Storage Affiliates Trust REIT	654	20,156
First Commonwealth Financial Corp.	1,291	20,023
Walker & Dunlop, Inc.	358	19,923
Houlihan Lokey, Inc.	386	19,771
Four Corners Property Trust, Inc. REIT	798	19,655
Infinity Property & Casualty Corp.	138	19,644
Washington Prime Group, Inc. REIT	2,417	19,602
Park National Corp.	173	19,276
S&T Bancorp, Inc.	445	19,242
Summit Hotel Properties, Inc. REIT	1,337	19,132
American Assets Trust, Inc. REIT	498	19,068
Brookline Bancorp, Inc.	1,021	18,991
Westamerica Bancorporation	333	18,818
Seacoast Banking Corporation of Florida*	594	18,759
Artisan Partners Asset Management, Inc. — Class A	621	18,723
Waddell & Reed Financial, Inc. — Class A1	1,034	18,581
OceanFirst Financial Corp.	614	18,395
Select Income REIT	818	18,380
Sandy Spring Bancorp, Inc.	448	18,372
Kite Realty Group Trust REIT	1,070	18,276
Independent Bank Group, Inc.	273	18,236
First Interstate BancSystem, Inc. — Class A	425	17,935
First Busey Corp.	565	17,922
Global Net Lease, Inc. REIT	876	17,897
Seritage Growth Properties REIT[1]	417	17,693
Cadence BanCorp	609	17,582
Ladder Capital Corp. — Class A REIT	1,124	17,557
Boston Private Financial Holdings, Inc.	1,077	17,124
Kearny Financial Corp.	1,255	16,880
Employers Holdings, Inc.	417	16,763
HFF, Inc. — Class A	485	16,660
Tompkins Financial Corp.	191	16,403
CareTrust REIT, Inc.	977	16,306
State Bank Financial Corp.	488	16,299
Monmouth Real Estate Investment Corp. REIT	985	16,282
Safety Insurance Group, Inc.	190	16,226
Redwood Trust, Inc. REIT	970	15,976
Enterprise Financial Services Corp.	294	15,861
Enova International, Inc.*	430	15,716
LendingClub Corp.*	4,087	15,490
First Bancorp	378	15,464
FGL Holdings*	1,833	15,379
Navigators Group, Inc.	267	15,219
Heritage Financial Corp.	436	15,195
Lakeland Financial Corp.	315	15,180
BrightSphere Investment Group plc	1,056	15,059
CYS Investments, Inc. REIT	2,004	15,030
Americold Realty Trust REIT	679	14,952
United Fire Group, Inc.	271	14,772
PennyMac Mortgage Investment Trust REIT	775	14,717
Tier REIT, Inc.	617	14,672
Piper Jaffray Cos.	190	14,602
City Holding Co.	194	14,595
Southside Bancshares, Inc.	429	14,449
Universal Insurance Holdings, Inc.	409	14,356
National Bank Holdings Corp. — Class A	372	14,355
Beneficial Bancorp, Inc.	882	14,288
AMERISAFE, Inc.	247	14,264
Nelnet, Inc. — Class A	241	14,077
Kinsale Capital Group, Inc.	252	13,825
BancFirst Corp.	233	13,794
PJT Partners, Inc. — Class A	258	13,775
WisdomTree Investments, Inc.	1,512	13,729
CorePoint Lodging, Inc. REIT*	526	13,623
Ramco-Gershenson Properties Trust REIT	1,026	13,553
James River Group Holdings Ltd.	335	13,162
NMI Holdings, Inc. — Class A*	805	13,121
Flagstar Bancorp, Inc.*	382	13,087
Stewart Information Services Corp.	303	13,050

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Financial - 13.6% (continued)
Third Point Reinsurance Ltd.*	1,043	$13,037
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	658	12,996
Aircastle Ltd.	620	12,710
InfraREIT, Inc.	572	12,681
Triumph Bancorp, Inc.*	310	12,633
Chatham Lodging Trust REIT	584	12,392
Encore Capital Group, Inc.*	336	12,298
CBL & Associates Properties, Inc. REIT	2,189	12,193
ARMOUR Residential REIT, Inc.	532	12,135
RE/MAX Holdings, Inc. — Class A	231	12,116
Cohen & Steers, Inc.	288	12,012
Trupanion, Inc.*	310	11,966
Bryn Mawr Bank Corp.	258	11,945
Meridian Bancorp, Inc.	621	11,892
Getty Realty Corp. REIT	417	11,747
Hanmi Financial Corp.	413	11,709
Meta Financial Group, Inc.	120	11,688
Easterly Government Properties, Inc. REIT	591	11,678
Independence Realty Trust, Inc. REIT	1,128	11,630
R1 RCM, Inc.*	1,331	11,553
Lakeland Bancorp, Inc.	582	11,553
Virtus Investment Partners, Inc.	90	11,516
Ambac Financial Group, Inc.*	580	11,513
United Financial Bancorp, Inc.	656	11,493
Franklin Street Properties Corp. REIT	1,337	11,445
Washington Trust Bancorp, Inc.	195	11,330
Preferred Bank/Los Angeles CA	180	11,063
MTGE Investment Corp. REIT	557	10,917
Banc of California, Inc.	556	10,870
Carolina Financial Corp.	253	10,859
1st Source Corp.	203	10,846
TrustCo Bank Corp. NY	1,210	10,769
CoBiz Financial, Inc.	501	10,761
Customers Bancorp, Inc.*	379	10,756
Central Pacific Financial Corp.	372	10,658
Capstead Mortgage Corp. REIT	1,190	10,650
Columbia Financial, Inc.*	642	10,625
Stock Yards Bancorp, Inc.	278	10,606
Universal Health Realty Income Trust REIT	165	10,557
Cass Information Systems, Inc.	153	10,529
Federal Agricultural Mortgage Corp. — Class C	116	10,380
MBIA, Inc.*,1	1,144	10,342
Alexander's, Inc. REIT	27	10,331
Univest Corporation of Pennsylvania	373	10,258
INTL FCStone, Inc.*	198	10,239
Granite Point Mortgage Trust, Inc. REIT	555	10,184
Live Oak Bancshares, Inc.	329	10,084
FBL Financial Group, Inc. — Class A	128	10,080
Community Trust Bancorp, Inc.	200	9,990
Horizon Bancorp, Inc.	480	9,921
Guaranty Bancorp	332	9,894
Hersha Hospitality Trust REIT	460	9,867
Marcus & Millichap, Inc.*	251	9,791
TriCo Bancshares	261	9,774
Pennsylvania Real Estate Investment Trust	889	9,770
German American Bancorp, Inc.	271	9,715
ConnectOne Bancorp, Inc.	386	9,611
Midland States Bancorp, Inc.	273	9,353
Northfield Bancorp, Inc.	561	9,324
Veritex Holdings, Inc.*	300	9,321
Hamilton Lane, Inc. — Class A	193	9,258
Flushing Financial Corp.	354	9,239
Camden National Corp.	199	9,096
iStar, Inc. REIT*	841	9,074
National Commerce Corp.*	193	8,936
National Western Life Group, Inc. — Class A	29	8,911
Ashford Hospitality Trust, Inc. REIT	1,096	8,878
Investment Technology Group, Inc.	421	8,807
World Acceptance Corp.*	79	8,770
NorthStar Realty Europe Corp. REIT	605	8,766
Heritage Commerce Corp.	515	8,750
New York Mortgage Trust, Inc. REIT[1]	1,449	8,708
HomeStreet, Inc.*	322	8,678
Armada Hoffler Properties, Inc. REIT	582	8,672
St. Joe Co.*	480	8,616
Peoples Bancorp, Inc.	228	8,614
Origin Bancorp, Inc.	210	8,597
Preferred Apartment Communities, Inc. — Class A REIT	506	8,597
Urstadt Biddle Properties, Inc. — Class A REIT	378	8,554
Investors Real Estate Trust REIT	1,542	8,527
First Defiance Financial Corp.	127	8,517
Oritani Financial Corp.	519	8,408
TPG RE Finance Trust, Inc. REIT	406	8,250
Peapack Gladstone Financial Corp.	237	8,198
Great Southern Bancorp, Inc.	143	8,180
Dime Community Bancshares, Inc.	419	8,171
Diamond Hill Investment Group, Inc.	42	8,166
CatchMark Timber Trust, Inc. — Class A REIT	635	8,084
Saul Centers, Inc. REIT	150	8,037
QCR Holdings, Inc.	169	8,019
First Foundation, Inc.*	432	8,009
CBTX, Inc.	241	7,965
Greenhill & Company, Inc.	279	7,924
First of Long Island Corp.	317	7,877
OFG Bancorp	554	7,784

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Financial - 13.6% (continued)
Mercantile Bank Corp.	210	$7,762
Bridge Bancorp, Inc.	214	7,693
BBX Capital Corp.	848	7,658
TriState Capital Holdings, Inc.*	286	7,465
Arbor Realty Trust, Inc. REIT	703	7,332
Opus Bank	255	7,319
New Senior Investment Group, Inc. REIT	965	7,305
Independent Bank Corp.	283	7,216
Fidelity Southern Corp.	283	7,191
Equity Bancshares, Inc. — Class A*	173	7,176
RMR Group, Inc. — Class A	91	7,139
Bank of Marin Bancorp	88	7,115
People's Utah Bancorp	199	7,104
Old Line Bancshares, Inc.	203	7,087
First Financial Corp.	154	6,984
Gladstone Commercial Corp. REIT	363	6,977
United Community Financial Corp.	626	6,880
Maiden Holdings Ltd.	881	6,828
Bancorp, Inc.*	651	6,809
FB Financial Corp.	167	6,800
AG Mortgage Investment Trust, Inc. REIT	358	6,727
First Community Bancshares, Inc.	211	6,722
Community Healthcare Trust, Inc. REIT	225	6,721
Front Yard Residential Corp. REIT	634	6,606
Blue Hills Bancorp, Inc.	297	6,593
Allegiance Bancshares, Inc.*	152	6,589
Nationstar Mortgage Holdings, Inc.*	374	6,556
Financial Institutions, Inc.	199	6,547
UMH Properties, Inc. REIT	423	6,493
Atlantic Capital Bancshares, Inc.*	330	6,484
State Auto Financial Corp.	215	6,431
Westwood Holdings Group, Inc.	107	6,371
HomeTrust Bancshares, Inc.*	226	6,362
Green Bancorp, Inc.	290	6,264
Anworth Mortgage Asset Corp. REIT	1,243	6,178
Franklin Financial Network, Inc.*	164	6,166
Whitestone REIT — Class B	493	6,153
NexPoint Residential Trust, Inc. REIT	213	6,060
First Mid-Illinois Bancshares, Inc.	154	6,052
Ocwen Financial Corp.*	1,519	6,015
Bar Harbor Bankshares	197	5,967
Nicolet Bankshares, Inc.*	108	5,952
Merchants Bancorp	208	5,934
FRP Holdings, Inc.*	91	5,892
City Office REIT, Inc.	459	5,889
B. Riley Financial, Inc.	260	5,863
First Bancshares, Inc.	160	5,752
Spirit MTA REIT *	556	5,727
CorEnergy Infrastructure Trust, Inc. REIT	152	5,715
Industrial Logistics Properties Trust REIT	255	5,699
RBB Bancorp	177	5,685
CNB Financial Corp.	188	5,651
Access National Corp.	197	5,634
Waterstone Financial, Inc.	327	5,575
Republic Bancorp, Inc. — Class A	123	5,572
Arrow Financial Corp.	152	5,533
First Connecticut Bancorp, Inc.	180	5,508
Greenlight Capital Re Ltd. — Class A*	386	5,481
Western Asset Mortgage Capital Corp. REIT	522	5,439
eHealth, Inc.*	242	5,348
Cedar Realty Trust, Inc. REIT	1,129	5,329
Old Second Bancorp, Inc.	370	5,328
Farmers National Banc Corp.	328	5,232
Orchid Island Capital, Inc. REIT	690	5,189
United Insurance Holdings Corp.	263	5,150
Sierra Bancorp	182	5,140
West Bancorporation, Inc.	204	5,131
One Liberty Properties, Inc. REIT	194	5,124
Enterprise Bancorp, Inc.	125	5,054
PennyMac Financial Services, Inc. — Class A*	256	5,030
Cowen, Inc. — Class A*	362	5,014
Citizens, Inc.*	639	4,978
Farmers Capital Bank Corp.	94	4,897
Health Insurance Innovations, Inc. — Class A*,1	150	4,852
MidWestOne Financial Group, Inc.	143	4,831
Ares Commercial Real Estate Corp. REIT	343	4,737
Home Bancorp, Inc.	101	4,702
Byline Bancorp, Inc.*	210	4,691
On Deck Capital, Inc.*	659	4,613
Farmers & Merchants Bancorp Incorporated/Archbold OH	114	4,600
Dynex Capital, Inc. REIT	702	4,584
PHH Corp.*	421	4,572
Southern National Bancorp of Virginia, Inc.	253	4,514
Ladenburg Thalmann Financial Services, Inc.	1,316	4,474
Republic First Bancorp, Inc.*	569	4,467
Metropolitan Bank Holding Corp.*	84	4,408
Heritage Insurance Holdings, Inc.[1]	259	4,318
Braemar Hotels & Resorts, Inc. REIT	377	4,305
PCSB Financial Corp.	214	4,252
Regional Management Corp.*	120	4,202
American National Bankshares, Inc.	105	4,200
Newmark Group, Inc. — Class A	294	4,184

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Financial - 13.6% (continued)
Cambridge Bancorp	48	$4,154
Global Indemnity Ltd	106	4,132
Peoples Financial Services Corp.	87	4,091
KKR Real Estate Finance Trust, Inc.	206	4,075
MedEquities Realty Trust, Inc. REIT	366	4,033
Macatawa Bank Corp.	332	4,030
National Bankshares, Inc.	86	3,990
HCI Group, Inc.	95	3,949
Exantas Capital Corp. REIT	386	3,929
Southern First Bancshares, Inc.*	88	3,890
Citizens & Northern Corp.	150	3,879
Western New England Bancorp, Inc.	348	3,828
Charter Financial Corp.	158	3,816
SmartFinancial, Inc.*	147	3,787
Altisource Portfolio Solutions S.A.*	129	3,763
Summit Financial Group, Inc.	140	3,758
Hingham Institution for Savings	17	3,735
BSB Bancorp, Inc.*	107	3,681
First Bancorp, Inc.	130	3,669
Sutherland Asset Management Corp. REIT	225	3,656
Arlington Asset Investment Corp. — Class A	352	3,629
Reliant Bancorp, Inc.	129	3,618
Southern Missouri Bancorp, Inc.	92	3,590
Farmland Partners, Inc. REIT	406	3,573
HarborOne Bancorp, Inc.*	187	3,542
Capital City Bank Group, Inc.	148	3,497
First Internet Bancorp	102	3,478
Oppenheimer Holdings, Inc. — Class A	123	3,444
FedNat Holding Co.	149	3,437
Northrim BanCorp, Inc.	86	3,401
Ames National Corp.	110	3,393
Codorus Valley Bancorp, Inc.	109	3,344
Marlin Business Services Corp.	112	3,343
Investors Title Co.	18	3,324
WMIH Corp.*	2,475	3,316
EMC Insurance Group, Inc.	119	3,306
Baycom Corp.*	132	3,267
Guaranty Bancshares, Inc.	99	3,261
Business First Bancshares, Inc.	123	3,241
Jernigan Capital, Inc. REIT	169	3,221
Safeguard Scientifics, Inc.*	249	3,187
Investar Holding Corp.	115	3,180
Central Valley Community Bancorp	149	3,153
Goosehead Insurance, Inc. — Class A*	126	3,145
BankFinancial Corp.	178	3,142
Timberland Bancorp, Inc.	84	3,137
Civista Bancshares, Inc.	127	3,078
Consolidated-Tomoka Land Co.	50	3,075
Territorial Bancorp, Inc.	99	3,069
Shore Bancshares, Inc.	160	3,043
Howard Bancorp, Inc.*	169	3,042
Innovative Industrial Properties, Inc. REIT[1]	83	3,039
ACNB Corp.	88	2,996
Sterling Bancorp, Inc.	221	2,953
First Bank/Hamilton NJ	211	2,933
Cherry Hill Mortgage Investment Corp. REIT	164	2,929
Baldwin & Lyons, Inc. — Class B	119	2,904
MutualFirst Financial, Inc.	75	2,831
Premier Financial Bancorp, Inc.	150	2,801
Forestar Group, Inc.*	134	2,780
Century Bancorp, Inc. — Class A	36	2,750
SB One Bancorp	92	2,732
First Business Financial Services, Inc.	105	2,730
Ohio Valley Banc Corp.	52	2,727
Evans Bancorp, Inc.	59	2,720
GAIN Capital Holdings, Inc.	354	2,673
Penns Woods Bancorp, Inc.	59	2,642
Norwood Financial Corp.	73	2,629
Great Ajax Corp. REIT	201	2,629
C&F Financial Corp.	42	2,627
BCB Bancorp, Inc.	175	2,625
Bluerock Residential Growth REIT, Inc.	293	2,614
Union Bankshares, Inc.	50	2,595
FS Bancorp, Inc.	41	2,593
Bank of Commerce Holdings	199	2,537
Curo Group Holdings Corp.*	100	2,495
Entegra Financial Corp.*	85	2,491
Orrstown Financial Services, Inc.	95	2,470
MidSouth Bancorp, Inc.	186	2,465
Community Bankers Trust Corp.*	275	2,461
Bank of Princeton*	74	2,460
FNB Bancorp	67	2,457
Bankwell Financial Group, Inc.	76	2,443
MBT Financial Corp.	228	2,428
Tiptree, Inc. — Class A	357	2,428
First Community Corp.	93	2,334
First Choice Bancorp	76	2,323
Riverview Bancorp, Inc.	274	2,313
Stratus Properties, Inc.*	75	2,291
Unity Bancorp, Inc.	99	2,252
LCNB Corp.	114	2,246
Fidelity D&D Bancorp, Inc.	36	2,232
Community Financial Corp.	63	2,228
Prudential Bancorp, Inc.	115	2,220
Elevate Credit, Inc.*	259	2,191
1st Constitution Bancorp	95	2,175
Gladstone Land Corp. REIT	169	2,141
Mid Penn Bancorp, Inc.	61	2,129
SI Financial Group, Inc.	144	2,124
Luther Burbank Corp.	184	2,117
Parke Bancorp, Inc.	89	2,105
NI Holdings, Inc.*	124	2,102
Northeast Bancorp	95	2,071
Global Medical REIT, Inc.	233	2,064
CB Financial Services, Inc.	60	2,064
Oak Valley Bancorp	90	2,058
Chemung Financial Corp.	41	2,055

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Financial - 13.6% (continued)
OP Bancorp*	160	$2,035
Esquire Financial Holdings, Inc.*	77	2,032
First Financial Northwest, Inc.	104	2,030
Independence Holding Co.	60	1,995
Pzena Investment Management, Inc. — Class A	216	1,989
Middlefield Banc Corp.	39	1,977
Malvern Bancorp, Inc.*	81	1,972
MVB Financial Corp.	109	1,967
First Northwest Bancorp*	123	1,964
Kingstone Companies, Inc.	116	1,960
Select Bancorp, Inc.*	145	1,953
ESSA Bancorp, Inc.	123	1,947
Safety Income & Growth, Inc. REIT	102	1,935
Pacific Mercantile Bancorp*	198	1,931
Peoples Bancorp of North Carolina, Inc.	59	1,890
United Security Bancshares	166	1,859
Capstar Financial Holdings, Inc.*	100	1,853
County Bancorp, Inc.	66	1,815
First United Corp.	88	1,800
PDL Community Bancorp*	114	1,791
Silvercrest Asset Management Group, Inc. — Class A	107	1,744
First Savings Financial Group, Inc.	23	1,690
Hallmark Financial Services, Inc.*	169	1,687
Clipper Realty, Inc. REIT	192	1,640
Donegal Group, Inc. — Class A	112	1,524
Auburn National Bancorporation, Inc.	30	1,488
Trinity Place Holdings, Inc.*	227	1,487
First Guaranty Bancshares, Inc.	57	1,483
GAMCO Investors, Inc. — Class A	55	1,472
Provident Bancorp, Inc.*	56	1,467
Boston Omaha Corp. — Class A*	65	1,370
BRT Apartments Corp. REIT	107	1,364
Greene County Bancorp, Inc.	39	1,322
Crawford & Co. — Class B	151	1,306
Associated Capital Group, Inc. — Class A	34	1,290
Impac Mortgage Holdings, Inc.*	123	1,172
Siebert Financial Corp.*	94	979
Maui Land & Pineapple Company, Inc.*	85	952
Bridgewater Bancshares, Inc.*	63	801
Transcontinental Realty Investors, Inc.*	21	703
Ashford, Inc.*	10	648
Spirit of Texas Bancshares, Inc.*	26	536
Level One Bancorp, Inc.	18	489
American Realty Investors, Inc.*	26	411
Griffin Industrial Realty, Inc.	8	352
Oconee Federal Financial Corp.	12	347
Total Financial		7,129,132
Consumer, Non-cyclical - 11.7%
LivaNova plc*	630	62,887
Haemonetics Corp.*	695	62,328
FibroGen, Inc.*	966	60,472
Loxo Oncology, Inc.*	343	59,504
Ligand Pharmaceuticals, Inc. — Class B*	270	55,936
HealthEquity, Inc.*	700	52,570
Neogen Corp.*	650	52,124
Brink's Co.	650	51,837
ASGN, Inc.*	656	51,293
Weight Watchers International, Inc.*	498	50,348
Performance Food Group Co.*	1,317	48,334
Insperity, Inc.	496	47,244
Ultragenyx Pharmaceutical, Inc.*	608	46,737
Globus Medical, Inc. — Class A*	926	46,726
Teladoc, Inc.*,1	802	46,556
Green Dot Corp. — Class A*	617	45,282
Korn/Ferry International	730	45,209
Array BioPharma, Inc.*	2,635	44,215
Inogen, Inc.*,1	228	42,483
Darling Ingredients, Inc.*	2,119	42,126
Healthcare Services Group, Inc.	958	41,376
Cimpress N.V.*	285	41,314
Deluxe Corp.	617	40,852
Immunomedics, Inc.*,1	1,704	40,334
Aaron's, Inc.	910	39,539
Amicus Therapeutics, Inc.*	2,447	38,222
Supernus Pharmaceuticals, Inc.*	633	37,885
Adtalem Global Education, Inc.*	774	37,229
Tenet Healthcare Corp.*	1,082	36,323
AMN Healthcare Services, Inc.*	610	35,746
Wright Medical Group N.V.*	1,371	35,591
Horizon Pharma plc*	2,137	35,389
Edgewell Personal Care Co.*	698	35,221
Avanos Medical, Inc.*	606	34,693
NuVasive, Inc.*	665	34,660
Ironwood Pharmaceuticals, Inc. — Class A*	1,791	34,244
LHC Group, Inc.*	399	34,150
Helen of Troy Ltd.*	346	34,064
Syneos Health, Inc.*	723	33,909
Blueprint Medicines Corp.*	534	33,898
Lancaster Colony Corp.	244	33,774
Spark Therapeutics, Inc.*	407	33,683
Boston Beer Company, Inc. — Class A*	109	32,667
Medicines Co.*	890	32,663
Merit Medical Systems, Inc.*	635	32,512
Heron Therapeutics, Inc.*	825	32,051
Portola Pharmaceuticals, Inc.*	842	31,802
Myriad Genetics, Inc.*	848	31,690
Amedisys, Inc.*	370	31,620
TriNet Group, Inc.*	564	31,550
Aerie Pharmaceuticals, Inc.*	460	31,073
Magellan Health, Inc.*	318	30,512
Travelport Worldwide Ltd.	1,623	30,090
Nevro Corp.*	376	30,024
J&J Snack Foods Corp.	194	29,579
FTI Consulting, Inc.*	486	29,393
Global Blood Therapeutics, Inc.*	646	29,199
Novocure Ltd.*	929	29,078

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Consumer, Non-cyclical - 11.7% (continued)
Emergent BioSolutions, Inc.*	575	$29,032
Avis Budget Group, Inc.*	886	28,795
Quidel Corp.*	424	28,196
Arena Pharmaceuticals, Inc.*	642	27,991
Clovis Oncology, Inc.*	615	27,964
United Natural Foods, Inc.*	652	27,814
Sanderson Farms, Inc.	264	27,760
Endo International plc*	2,896	27,309
Halozyme Therapeutics, Inc.*	1,613	27,211
Foundation Medicine, Inc.*	197	26,930
Spectrum Pharmaceuticals, Inc.*	1,280	26,829
Prestige Brands Holdings, Inc.*	690	26,482
REGENXBIO, Inc.*	369	26,476
Sotheby's*	482	26,192
Integer Holdings Corp.*	401	25,925
WD-40 Co.[1]	176	25,740
Select Medical Holdings Corp.*	1,402	25,446
B&G Foods, Inc.[1]	850	25,415
Enanta Pharmaceuticals, Inc.*	216	25,034
ABM Industries, Inc.	855	24,949
iRhythm Technologies, Inc.*	307	24,907
Acceleron Pharma, Inc.*	500	24,260
Medifast, Inc.	151	24,184
Vector Group Ltd.	1,261	24,060
Patterson Companies, Inc.[1]	1,060	24,030
Monro, Inc.	412	23,937
CONMED Corp.	326	23,863
Repligen Corp.*	505	23,755
Intercept Pharmaceuticals, Inc.*	283	23,747
NxStage Medical, Inc.*	850	23,715
Matthews International Corp. — Class A	403	23,696
Abaxis, Inc.	283	23,492
Insmed, Inc.*	990	23,414
HMS Holdings Corp.*	1,071	23,155
Ensign Group, Inc.	637	22,817
LifePoint Health, Inc.*	459	22,399
Puma Biotechnology, Inc.*	376	22,240
Cambrex Corp.*	425	22,227
Xencor, Inc.*	597	22,095
Paylocity Holding Corp.*	375	22,073
Brookdale Senior Living, Inc. — Class A*	2,417	21,971
AxoGen, Inc.*	431	21,658
Editas Medicine, Inc.*	590	21,140
Universal Corp.	319	21,070
Madrigal Pharmaceuticals, Inc.*	75	20,977
Momenta Pharmaceuticals, Inc.*	992	20,286
Zogenix, Inc.*	457	20,199
Akorn, Inc.*	1,207	20,024
Corcept Therapeutics, Inc.*	1,263	19,854
Mallinckrodt plc*,1	1,064	19,854
McGrath RentCorp	312	19,740
PTC Therapeutics, Inc.*	585	19,732
Calavo Growers, Inc.[1]	205	19,711
MyoKardia, Inc.*	394	19,562
OPKO Health, Inc.*	4,158	19,543
ACADIA Pharmaceuticals, Inc.*	1,272	19,423
Atara Biotherapeutics, Inc.*	526	19,330
ACCO Brands Corp.	1,373	19,016
BioTelemetry, Inc.*	420	18,900
USANA Health Sciences, Inc.*	163	18,794
Diplomat Pharmacy, Inc.*	734	18,761
Central Garden & Pet Co. — Class A*	461	18,657
Sangamo Therapeutics, Inc.*	1,311	18,616
Cal-Maine Foods, Inc.*	403	18,478
Amneal Pharmaceuticals, Inc.*	1,124	18,445
Varex Imaging Corp.*	493	18,285
Tivity Health, Inc.*	517	18,198
Fresh Del Monte Produce, Inc.	393	17,508
Herc Holdings, Inc.*	309	17,409
Hostess Brands, Inc.*	1,276	17,354
Glaukos Corp.*	427	17,353
EVERTEC, Inc.	788	17,218
AnaptysBio, Inc.*	240	17,050
STAAR Surgical Co.*	538	16,678
ICF International, Inc.	234	16,626
Pacira Pharmaceuticals, Inc.*	516	16,538
National Beverage Corp.*	152	16,249
Acorda Therapeutics, Inc.*	563	16,158
ImmunoGen, Inc.*	1,656	16,113
Alarm.com Holdings, Inc.*	398	16,071
Luminex Corp.	536	15,828
Audentes Therapeutics, Inc.*	414	15,819
Strayer Education, Inc.[1]	139	15,708
US Physical Therapy, Inc.	161	15,456
Radius Health, Inc.*	523	15,413
CBIZ, Inc.*	667	15,341
Arrowhead Pharmaceuticals, Inc.*	1,125	15,300
MGP Ingredients, Inc.[1]	171	15,187
Aimmune Therapeutics, Inc.*	560	15,058
Capella Education Co.	150	14,805
NutriSystem, Inc.	380	14,630
Natus Medical, Inc.*	416	14,352
Intersect ENT, Inc.*	383	14,343
TrueBlue, Inc.*	530	14,284
Viad Corp.[1]	263	14,268
Career Education Corp.*	878	14,197
Retrophin, Inc.*	517	14,093
Biohaven Pharmaceutical Holding Company Ltd.*	353	13,951
Iovance Biotherapeutics, Inc.*	1,062	13,594
TherapeuticsMD, Inc.*,1	2,173	13,560
Genomic Health, Inc.*	267	13,457
Cardiovascular Systems, Inc.*	416	13,453
Owens & Minor, Inc.	789	13,184
Orthofix International N.V.*	226	12,841
Navigant Consulting, Inc.*	580	12,841
CryoLife, Inc.*	460	12,811
OraSure Technologies, Inc.*	776	12,781
Tandem Diabetes Care, Inc.*	577	12,705
Vanda Pharmaceuticals, Inc.*	664	12,649
Theravance Biopharma, Inc.*	554	12,565
Intrexon Corp.*,1	898	12,518
Cardtronics plc — Class A*	513	12,404
Dean Foods Co.	1,179	12,391
Innoviva, Inc.*	891	12,296
Dynavax Technologies Corp.*	806	12,292

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Consumer, Non-cyclical - 11.7% (continued)
Andersons, Inc.	352	$12,038
Inter Parfums, Inc.	225	12,037
Alder Biopharmaceuticals, Inc.*	753	11,897
Phibro Animal Health Corp. — Class A	258	11,881
K2M Group Holdings, Inc.*	528	11,880
SpartanNash Co.	460	11,739
Intellia Therapeutics, Inc.*	429	11,737
AtriCure, Inc.*	433	11,713
Huron Consulting Group, Inc.*	286	11,697
Tactile Systems Technology, Inc.*	224	11,648
Revance Therapeutics, Inc.*	424	11,639
Esperion Therapeutics, Inc.*,1	296	11,600
Endocyte, Inc.*	840	11,592
Providence Service Corp.*	147	11,547
Mirati Therapeutics, Inc.*	234	11,536
G1 Therapeutics, Inc.*	263	11,430
CytomX Therapeutics, Inc.*	498	11,384
Simply Good Foods Co.*	780	11,263
Flexion Therapeutics, Inc.*	434	11,219
Cerus Corp.*	1,674	11,165
Triple-S Management Corp. — Class B*	285	11,132
National Healthcare Corp.	157	11,050
SP Plus Corp.*	293	10,900
Hertz Global Holdings, Inc.*	709	10,876
Atrion Corp.	18	10,789
Omeros Corp.*	592	10,739
Karyopharm Therapeutics, Inc.*	627	10,653
MacroGenics, Inc.*	507	10,470
AngioDynamics, Inc.*	467	10,386
Kindred Healthcare, Inc.*	1,147	10,323
Apellis Pharmaceuticals, Inc.*	467	10,274
Intra-Cellular Therapies, Inc.*	579	10,231
Cymabay Therapeutics, Inc.*	762	10,226
Kforce, Inc.	297	10,187
Athenex, Inc.*	544	10,151
Eagle Pharmaceuticals, Inc.*	134	10,138
TG Therapeutics, Inc.*	765	10,060
SUPERVALU, Inc.*	490	10,055
NeoGenomics, Inc.*	723	9,479
Laureate Education, Inc. — Class A*	652	9,343
Surmodics, Inc.*	168	9,274
Epizyme, Inc.*	676	9,160
Kelly Services, Inc. — Class A	404	9,070
Collegium Pharmaceutical, Inc.*	379	9,039
Heska Corp.*	86	8,926
Quad/Graphics, Inc.	424	8,832
Team, Inc.*,1	382	8,824
Barrett Business Services, Inc.	91	8,788
WaVe Life Sciences Ltd.*,1	228	8,721
American Public Education, Inc.*	207	8,715
AMAG Pharmaceuticals, Inc.*	443	8,638
Assembly Biosciences, Inc.*	219	8,587
Coherus Biosciences, Inc.*	605	8,470
MiMedx Group, Inc.*,1	1,325	8,467
Meridian Bioscience, Inc.	532	8,459
Rent-A-Center, Inc.*,1	574	8,449
Heidrick & Struggles International, Inc.	241	8,435
Apollo Medical Holdings, Inc.*	320	8,275
John B Sanfilippo & Son, Inc.	110	8,190
Coca-Cola Bottling Company Consolidated	60	8,108
Sorrento Therapeutics, Inc.*	1,124	8,093
La Jolla Pharmaceutical Co.*	277	8,080
K12, Inc.*	492	8,054
Chefs' Warehouse, Inc.*	281	8,008
Invacare Corp.	426	7,924
Progenics Pharmaceuticals, Inc.*	957	7,694
RadNet, Inc.*	511	7,665
Prothena Corporation plc*	519	7,567
Accelerate Diagnostics, Inc.*	337	7,515
Adamas Pharmaceuticals, Inc.*,1	284	7,336
Fate Therapeutics, Inc.*,1	642	7,280
Reata Pharmaceuticals, Inc. — Class A*	206	7,204
BioCryst Pharmaceuticals, Inc.*	1,253	7,180
Natera, Inc.*	381	7,170
Geron Corp.*,1	2,056	7,052
Dicerna Pharmaceuticals, Inc.*	574	7,032
Amphastar Pharmaceuticals, Inc.*	460	7,020
GlycoMimetics, Inc.*	435	7,017
Lantheus Holdings, Inc.*	480	6,984
Cutera, Inc.*	173	6,972
Aclaris Therapeutics, Inc.*	345	6,890
ANI Pharmaceuticals, Inc.*	103	6,880
LSC Communications, Inc.	438	6,859
LeMaitre Vascular, Inc.	203	6,796
Five Prime Therapeutics, Inc.*	429	6,782
Cara Therapeutics, Inc.*,1	350	6,702
Medpace Holdings, Inc.*	154	6,622
Emerald Expositions Events, Inc.	321	6,613
Lexicon Pharmaceuticals, Inc.*,1	551	6,612
Tejon Ranch Co.*	272	6,610
Novavax, Inc.*	4,927	6,602
Ennis, Inc.	320	6,512
Tootsie Roll Industries, Inc.	211	6,509
Weis Markets, Inc.	122	6,507
Akebia Therapeutics, Inc.*	650	6,487
Resources Connection, Inc.	379	6,405
Abeona Therapeutics, Inc.*	397	6,352
CorVel Corp.*	117	6,318
ArQule, Inc.*	1,122	6,205
Primo Water Corp.*	351	6,139
Invitae Corp.*	825	6,064
Rigel Pharmaceuticals, Inc.*	2,126	6,017
Everi Holdings, Inc.*	830	5,976
Endologix, Inc.*	1,052	5,954
Anika Therapeutics, Inc.*	183	5,856
Sientra, Inc.*	300	5,853
Kura Oncology, Inc.*	321	5,842
Central Garden & Pet Co.*	134	5,826
Optinose, Inc.*,1	208	5,820
Aduro Biotech, Inc.*	829	5,803
Stemline Therapeutics, Inc.*	357	5,730

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Consumer, Non-cyclical - 11.7% (continued)
Ingles Markets, Inc. — Class A	180	$5,724
Addus HomeCare Corp.*	99	5,668
Innovate Biopharmaceuticals, Inc.*,1	239	5,633
Pacific Biosciences of California, Inc.*	1,575	5,591
Synergy Pharmaceuticals, Inc.*	3,177	5,528
Textainer Group Holdings Ltd.*	347	5,517
CAI International, Inc.*	236	5,485
Forrester Research, Inc.	130	5,453
Voyager Therapeutics, Inc.*	277	5,413
National Research Corp. — Class A	143	5,348
Viking Therapeutics, Inc.*	563	5,343
CASI Pharmaceuticals, Inc.*	645	5,308
Rocket Pharmaceuticals, Inc.*	270	5,300
Care.com, Inc.*	252	5,262
RR Donnelley & Sons Co.	897	5,167
CRA International, Inc.	101	5,140
CareDx, Inc.*	418	5,116
Lannett Company, Inc.*,1	375	5,100
Cross Country Healthcare, Inc.*	452	5,085
ZIOPHARM Oncology, Inc.*	1,681	5,077
Depomed, Inc.*	761	5,076
Hackett Group, Inc.	311	4,998
Achillion Pharmaceuticals, Inc.*	1,758	4,975
Rhythm Pharmaceuticals, Inc.*	158	4,939
Cytokinetics, Inc.*	593	4,922
Utah Medical Products, Inc.	44	4,847
SEACOR Marine Holdings, Inc.*	208	4,803
BioScrip, Inc.*	1,632	4,782
Eloxx Pharmaceuticals, Inc.*,1	278	4,745
Antares Pharma, Inc.*	1,836	4,737
Verastem, Inc.*	683	4,699
Carriage Services, Inc. — Class A	189	4,640
Vericel Corp.*	477	4,627
Concert Pharmaceuticals, Inc.*	274	4,611
Keryx Biopharmaceuticals, Inc.*,1	1,221	4,591
Dova Pharmaceuticals, Inc.*	152	4,548
PDL BioPharma, Inc.*	1,920	4,493
TransEnterix, Inc.*,1	1,025	4,469
ViewRay, Inc.*	640	4,429
Vectrus, Inc.*	143	4,407
e.l.f. Beauty, Inc.*,1	286	4,359
Accuray, Inc.*	1,060	4,346
Solid Biosciences, Inc.*	118	4,204
Albireo Pharma, Inc.*	118	4,189
CytoSorbents Corp.*	367	4,184
Oxford Immunotec Global plc*	324	4,176
GenMark Diagnostics, Inc.*	652	4,160
Paratek Pharmaceuticals, Inc.*	407	4,151
Dermira, Inc.*	450	4,140
Inovio Pharmaceuticals, Inc.*	1,042	4,085
MediciNova, Inc.*	506	4,028
SIGA Technologies, Inc.*	671	3,986
Farmer Brothers Co.*	130	3,971
Catalyst Pharmaceuticals, Inc.*	1,247	3,891
Akcea Therapeutics, Inc.*,1	164	3,888
ServiceSource International, Inc.*	986	3,885
Deciphera Pharmaceuticals, Inc.*	98	3,856
NanoString Technologies, Inc.*	281	3,844
Clearside Biomedical, Inc.*	359	3,838
Limoneira Co.	155	3,814
Great Lakes Dredge & Dock Corp.*	725	3,806
Bellicum Pharmaceuticals, Inc.*	515	3,801
Adverum Biotechnologies, Inc.*	704	3,731
ChemoCentryx, Inc.*	283	3,727
Nuvectra Corp.*	180	3,695
22nd Century Group, Inc.*,1	1,502	3,695
Community Health Systems, Inc.*,1	1,107	3,675
Savara, Inc.*	323	3,656
Inspire Medical Systems, Inc.*	101	3,602
Surgery Partners, Inc.*	241	3,591
Cadiz, Inc.*	274	3,589
Kadmon Holdings, Inc.*	898	3,583
Senseonics Holdings, Inc.*	860	3,535
Achaogen, Inc.*	406	3,516
Kindred Biosciences, Inc.*	325	3,461
MannKind Corp.*	1,810	3,439
Pieris Pharmaceuticals, Inc.*	671	3,402
RTI Surgical, Inc.*	734	3,376
Civitas Solutions, Inc.*	205	3,362
Denali Therapeutics, Inc.*	219	3,340
Capital Senior Living Corp.*	313	3,340
Marinus Pharmaceuticals, Inc.*	471	3,330
Arbutus Biopharma Corp.*	456	3,329
Craft Brew Alliance, Inc.*	161	3,325
CTI BioPharma Corp.*	660	3,287
Minerva Neurosciences, Inc.*	395	3,259
Turning Point Brands, Inc.	102	3,254
BioSpecifics Technologies Corp.*,1	72	3,230
Syros Pharmaceuticals, Inc.*	316	3,226
Corbus Pharmaceuticals Holdings, Inc.*,1	625	3,156
Durect Corp.*	2,022	3,154
Village Super Market, Inc. — Class A	106	3,123
Selecta Biosciences, Inc.*	231	3,061
Franklin Covey Co.*	124	3,044
Willdan Group, Inc.*	98	3,035
Sienna Biopharmaceuticals, Inc.*	199	3,023
Zafgen, Inc.*	295	3,018
Rockwell Medical, Inc.*	612	3,017
AVEO Pharmaceuticals, Inc.*	1,314	2,970
Cellular Biomedicine Group, Inc.*	150	2,933
Enzo Biochem, Inc.*	564	2,927
Athersys, Inc.*	1,462	2,880
Mersana Therapeutics, Inc.*	161	2,875
Veracyte, Inc.*	303	2,830
Ocular Therapeutix, Inc.*	417	2,815
Corium International, Inc.*	344	2,755
Homology Medicines, Inc.*	135	2,754
Chimerix, Inc.*	570	2,713
Cue Biopharma, Inc.*	228	2,704

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Consumer, Non-cyclical - 11.7% (continued)
Vital Therapies, Inc.*	393	$2,692
American Renal Associates Holdings, Inc.*	169	2,665
MoneyGram International, Inc.*	398	2,663
PolarityTE, Inc.*	112	2,636
Acacia Research Corp.*	633	2,627
Idera Pharmaceuticals, Inc.*	1,970	2,600
PRGX Global, Inc.*	266	2,580
Avid Bioservices, Inc.*	655	2,568
T2 Biosystems, Inc.*	330	2,554
Reis, Inc.	116	2,529
Insys Therapeutics, Inc.*,1	346	2,505
Palatin Technologies, Inc.*	2,536	2,459
Aratana Therapeutics, Inc.*	577	2,452
Harvard Bioscience, Inc.*	454	2,429
Seneca Foods Corp. — Class A*	89	2,403
OrthoPediatrics Corp.*	90	2,398
Natural Health Trends Corp.	94	2,352
Tetraphase Pharmaceuticals, Inc.*	658	2,349
Agenus, Inc.*	1,025	2,327
BioTime, Inc.*	1,105	2,276
Ampio Pharmaceuticals, Inc.*,1	1,025	2,255
Seres Therapeutics, Inc.*	261	2,245
Neos Therapeutics, Inc.*	357	2,231
Aeglea BioTherapeutics, Inc.*	210	2,222
Tocagen, Inc.*	230	2,148
Miragen Therapeutics, Inc.*	332	2,128
FONAR Corp.*	78	2,071
Kala Pharmaceuticals, Inc.*	150	2,060
Pulse Biosciences, Inc.*	136	2,059
BG Staffing, Inc.	88	2,046
Helius Medical Technologies, Inc.*	210	1,999
Cambium Learning Group, Inc.*	177	1,974
Synlogic, Inc.*	199	1,956
Calithera Biosciences, Inc.*	391	1,955
Allena Pharmaceuticals, Inc.*	150	1,954
Immune Design Corp.*	429	1,952
Corvus Pharmaceuticals, Inc.*	176	1,932
Odonate Therapeutics, Inc.*	87	1,921
PFSweb, Inc.*	196	1,905
SeaSpine Holdings Corp.*	150	1,893
Cohbar, Inc.*	288	1,886
Celcuity, Inc.*	75	1,861
Ra Pharmaceuticals, Inc.*	186	1,851
ChromaDex Corp.*	497	1,844
Revlon, Inc. — Class A*	105	1,843
Quorum Health Corp.*	368	1,840
Teligent, Inc.*	527	1,823
Evolus, Inc.*	65	1,819
Organovo Holdings, Inc.*	1,288	1,803
Catalyst Biosciences, Inc.*	154	1,797
NewLink Genetics Corp.*	372	1,771
Tyme Technologies, Inc.*	543	1,716
Alliance One International, Inc.*	108	1,712
Information Services Group, Inc.*	415	1,702
Spring Bank Pharmaceuticals, Inc.*	143	1,695
Genesis Healthcare, Inc.*	719	1,647
Aldeyra Therapeutics, Inc.*	206	1,638
Smart & Final Stores, Inc.*	289	1,604
Melinta Therapeutics, Inc.*	251	1,594
Ardelyx, Inc.*	428	1,584
AAC Holdings, Inc.*	169	1,584
Jounce Therapeutics, Inc.*	204	1,563
XOMA Corp.*	74	1,545
Surface Oncology, Inc.*	94	1,533
Fennec Pharmaceuticals, Inc.*	146	1,524
Pfenex, Inc.*	276	1,493
Mustang Bio, Inc.*	215	1,481
Natural Grocers by Vitamin Cottage, Inc.*	116	1,478
Celsius Holdings, Inc.*	295	1,357
Nymox Pharmaceutical Corp.*	403	1,354
Syndax Pharmaceuticals, Inc.*	190	1,334
Ovid therapeutics, Inc.*	170	1,326
Marrone Bio Innovations, Inc.*	705	1,297
Alico, Inc.	40	1,268
Spero Therapeutics, Inc.*	86	1,262
Fortress Biotech, Inc.*	422	1,258
Calyxt, Inc.*	67	1,251
Zomedica Pharmaceuticals Corp.*	510	1,148
Recro Pharma, Inc.*	225	1,130
ADMA Biologics, Inc.*	244	1,100
NantKwest, Inc.*	359	1,099
Nature's Sunshine Products, Inc.*	110	1,029
UNITY Biotechnology, Inc.*	65	979
iRadimed Corp.*	45	934
Quanterix Corp.*	65	933
GTx, Inc.*	59	903
Proteostasis Therapeutics, Inc.*	320	893
Arcus Biosciences, Inc.*	67	820
Evelo Biosciences, Inc.*	69	814
resTORbio, Inc.*	84	769
Menlo Therapeutics, Inc.*	82	666
Unum Therapeutics, Inc.*	45	646
Molecular Templates, Inc.*	115	601
scPharmaceuticals, Inc.*	87	492
Arsanis, Inc.*	59	214
Total Consumer, Non-cyclical		6,118,429
Industrial - 7.4%
EMCOR Group, Inc.	751	57,211
Cree, Inc.*	1,302	54,124
Woodward, Inc.	693	53,264
Louisiana-Pacific Corp.	1,888	51,391
Trex Company, Inc.*	764	47,819
KLX, Inc.*	650	46,735
Axon Enterprise, Inc.*	679	42,899
MasTec, Inc.*	838	42,528
MSA Safety, Inc.	441	42,486
Tetra Tech, Inc.	716	41,886
Proto Labs, Inc.*	350	41,632
EnerSys	545	40,679
Tech Data Corp.*	494	40,567
Generac Holdings, Inc.*	784	40,556
Trinseo S.A.	561	39,803
Vishay Intertechnology, Inc.	1,713	39,742
Rexnord Corp.*	1,352	39,289
RBC Bearings, Inc.*,1	305	39,287

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Industrial - 7.4% (continued)
KapStone Paper and Packaging Corp.	1,136	$39,192
Hillenbrand, Inc.	812	38,286
Summit Materials, Inc. — Class A*	1,450	38,062
SYNNEX Corp.	393	37,928
Kennametal, Inc.	1,053	37,803
Barnes Group, Inc.	635	37,401
Dycom Industries, Inc.*	390	36,859
GATX Corp.	486	36,076
Golar LNG Ltd.	1,223	36,030
John Bean Technologies Corp.	405	36,004
TopBuild Corp.*	458	35,880
II-VI, Inc.*	799	34,717
Applied Industrial Technologies, Inc.	493	34,584
Simpson Manufacturing Company, Inc.	536	33,334
KBR, Inc.	1,824	32,686
Moog, Inc. — Class A	415	32,353
Exponent, Inc.	667	32,216
Belden, Inc.	522	31,905
Granite Construction, Inc.	568	31,615
Advanced Energy Industries, Inc.*	507	29,452
Universal Forest Products, Inc.	775	28,381
Watts Water Technologies, Inc. — Class A	359	28,146
Franklin Electric Company, Inc.	600	27,060
Saia, Inc.*	331	26,761
Builders FirstSource, Inc.*	1,461	26,722
Aerojet Rocketdyne Holdings, Inc.*	903	26,630
Rogers Corp.*	237	26,416
Novanta, Inc.*	423	26,353
Itron, Inc.*	437	26,242
JELD-WEN Holding, Inc.*	907	25,931
Sanmina Corp.*	876	25,667
Masonite International Corp.*	354	25,435
Plexus Corp.*	423	25,185
Covanta Holding Corp.	1,520	25,080
Esterline Technologies Corp.*	338	24,944
Kaman Corp.[1]	357	24,879
Chart Industries, Inc.*	398	24,549
SPX FLOW, Inc.*	545	23,855
Mueller Water Products, Inc. — Class A	2,000	23,440
Brady Corp. — Class A	607	23,400
Worthington Industries, Inc.	554	23,251
Advanced Disposal Services, Inc.*	937	23,219
Werner Enterprises, Inc.	618	23,206
Actuant Corp. — Class A	788	23,128
Harsco Corp.*	1,040	22,984
Boise Cascade Co.	503	22,484
Forward Air Corp.	379	22,391
Albany International Corp. — Class A	371	22,316
Atlas Air Worldwide Holdings, Inc.*	306	21,940
Mueller Industries, Inc.	733	21,631
Comfort Systems USA, Inc.	472	21,618
Greenbrier Companies, Inc.	409	21,575
TTM Technologies, Inc.*	1,213	21,385
Matson, Inc.	548	21,032
Hub Group, Inc. — Class A*	422	21,016
Cubic Corp.	327	20,994
Evoqua Water Technologies Corp.*	979	20,070
Aerovironment, Inc.*	274	19,572
AAR Corp.	420	19,526
SPX Corp.*	557	19,523
ESCO Technologies, Inc.	329	18,983
Methode Electronics, Inc.	466	18,780
EnPro Industries, Inc.	267	18,677
Tennant Co.	231	18,249
US Ecology, Inc.	283	18,027
Benchmark Electronics, Inc.	617	17,985
Federal Signal Corp.	768	17,887
Sun Hydraulics Corp.	370	17,830
Raven Industries, Inc.	462	17,764
Astec Industries, Inc.	296	17,701
AAON, Inc.	531	17,656
Patrick Industries, Inc.*	308	17,510
Greif, Inc. — Class A	331	17,507
Fitbit, Inc. — Class A*	2,673	17,455
TriMas Corp.*	593	17,434
KEMET Corp.*	720	17,388
Knowles Corp.*	1,128	17,258
Apogee Enterprises, Inc.	357	17,197
Fabrinet*	464	17,117
Air Transport Services Group, Inc.*	753	17,010
Milacron Holdings Corp.*	896	16,961
OSI Systems, Inc.*	217	16,781
Standex International Corp.	164	16,761
American Woodmark Corp.*	183	16,754
Badger Meter, Inc.	369	16,494
Advanced Drainage Systems, Inc.	574	16,388
Altra Industrial Motion Corp.[1]	374	16,119
Ship Finance International Ltd.	1,078	16,116
Gibraltar Industries, Inc.*	413	15,487
CTS Corp.	423	15,228
ArcBest Corp.	332	15,173
Continental Building Products, Inc.*	480	15,144
Primoris Services Corp.	540	14,704
AZZ, Inc.	332	14,425
Kadant, Inc.	141	13,557
Lindsay Corp.	138	13,385
Casella Waste Systems, Inc. — Class A*	515	13,189
PGT Innovations, Inc.*	631	13,156
Kratos Defense & Security Solutions, Inc.*	1,138	13,098
Encore Wire Corp.	263	12,479
Stoneridge, Inc.*	355	12,475
Columbus McKinnon Corp.	286	12,401
Triumph Group, Inc.	625	12,250
Sturm Ruger & Company, Inc.	217	12,152
Marten Transport Ltd.	506	11,866

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Industrial - 7.4% (continued)
Manitowoc Company, Inc.*	457	$11,818
FARO Technologies, Inc.*	217	11,794
Cactus, Inc. — Class A*	345	11,658
Multi-Color Corp.	179	11,572
NCI Building Systems, Inc.*	551	11,571
Alamo Group, Inc.	125	11,295
Heartland Express, Inc.	604	11,204
Chase Corp.	94	11,021
US Concrete, Inc.*	208	10,920
Applied Optoelectronics, Inc.*	243	10,911
Scorpio Tankers, Inc.	3,796	10,667
Aegion Corp. — Class A*	413	10,635
Atkore International Group, Inc.*	510	10,593
Echo Global Logistics, Inc.*	361	10,559
GasLog Ltd.	524	10,008
Astronics Corp.*	273	9,820
Vicor Corp.*	223	9,712
Lydall, Inc.*	219	9,559
AVX Corp.	603	9,449
Briggs & Stratton Corp.	534	9,404
GoPro, Inc. — Class A*,1	1,460	9,402
Mesa Laboratories, Inc.	43	9,076
Tidewater, Inc.*	310	8,968
Tutor Perini Corp.*	479	8,837
Global Brass & Copper Holdings, Inc.	281	8,809
Hyster-Yale Materials Handling, Inc.	132	8,481
TimkenSteel Corp.*	517	8,453
American Outdoor Brands Corp.*	695	8,361
DMC Global, Inc.	185	8,306
Control4 Corp.*	336	8,168
Quanex Building Products Corp.	448	8,042
National Presto Industries, Inc.	64	7,936
Gorman-Rupp Co.	226	7,910
DXP Enterprises, Inc.*	206	7,869
Insteel Industries, Inc.	233	7,782
Tredegar Corp.	331	7,779
CIRCOR International, Inc.	210	7,762
Argan, Inc.	186	7,617
Myers Industries, Inc.	395	7,584
NVE Corp.	61	7,429
NV5 Global, Inc.*	107	7,415
MYR Group, Inc.*	208	7,376
Ichor Holdings Ltd.*,1	327	6,939
Teekay Corp.	886	6,867
NN, Inc.	358	6,766
Griffon Corp.	375	6,675
International Seaways, Inc.*	281	6,502
Electro Scientific Industries, Inc.*	410	6,466
Kimball Electronics, Inc.*	334	6,112
SunPower Corp. — Class A*,1	796	6,105
ZAGG, Inc.*	347	6,003
Haynes International, Inc.	159	5,842
Frontline Ltd.*	985	5,752
Park Electrochemical Corp.	246	5,705
DHT Holdings, Inc.	1,187	5,567
Scorpio Bulkers, Inc.	752	5,339
Daseke, Inc.*	530	5,263
VSE Corp.	110	5,256
CryoPort, Inc.*,1	323	5,097
Costamare, Inc.	630	5,027
Covenant Transportation Group, Inc. — Class A*	159	5,009
Vishay Precision Group, Inc.*	130	4,959
Nordic American Tankers Ltd.	1,813	4,859
Sterling Construction Company, Inc.*	345	4,495
Energous Corp.*,1	300	4,449
Ducommun, Inc.*	134	4,434
Caesarstone Ltd.	291	4,394
Allied Motion Technologies, Inc.	90	4,309
YRC Worldwide, Inc.*	423	4,251
Park-Ohio Holdings Corp.	113	4,215
Mistras Group, Inc.*	221	4,172
Greif, Inc. — Class B	72	4,147
Powell Industries, Inc.[1]	113	3,936
Armstrong Flooring, Inc.*	275	3,861
Energy Recovery, Inc.*	464	3,749
Hill International, Inc.*	633	3,735
Heritage-Crystal Clean, Inc.*	184	3,698
American Railcar Industries, Inc.[1]	93	3,672
ShotSpotter, Inc.*	94	3,565
Hurco Companies, Inc.	79	3,535
Ardmore Shipping Corp.*	423	3,469
Eagle Bulk Shipping, Inc.*	614	3,340
IntriCon Corp.*	79	3,184
Graham Corp.	122	3,149
nLight, Inc.*	90	2,975
Omega Flex, Inc.	37	2,927
Orion Group Holdings, Inc.*	351	2,899
LB Foster Co. — Class A*	125	2,869
Overseas Shipholding Group, Inc. — Class A*	733	2,844
GP Strategies Corp.*	160	2,816
Universal Logistics Holdings, Inc.	107	2,809
Advanced Emissions Solutions, Inc.	244	2,772
Teekay Tankers Ltd. — Class A	2,359	2,760
Dorian LPG Ltd.*	356	2,720
Twin Disc, Inc.*	109	2,705
FreightCar America, Inc.	154	2,586
Bel Fuse, Inc. — Class B	123	2,571
UFP Technologies, Inc.*	82	2,530
USA Truck, Inc.*	102	2,394
Olympic Steel, Inc.	117	2,388
Northwest Pipe Co.*	122	2,363
Manitex International, Inc.*	188	2,346
CECO Environmental Corp.	382	2,346
Sparton Corp.*	123	2,336
Forterra, Inc.*	239	2,325
Napco Security Technologies, Inc.*	152	2,227
AquaVenture Holdings Ltd.*	141	2,197
Safe Bulkers, Inc.*	628	2,135
Synalloy Corp.	107	2,135
Pure Cycle Corp.*	219	2,091

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Industrial - 7.4% (continued)
Turtle Beach Corp.*	102	$2,073
Infrastructure and Energy Alternatives, Inc.*	222	2,067
Fluidigm Corp.*	339	2,020
Lawson Products, Inc.*	82	1,997
Eastern Co.	70	1,963
Radiant Logistics, Inc.*	479	1,873
IES Holdings, Inc.*	108	1,809
Gencor Industries, Inc.*	106	1,712
General Finance Corp.*	126	1,707
Genco Shipping & Trading Ltd.*	98	1,519
Iteris, Inc.*	307	1,486
LSB Industries, Inc.*	278	1,473
PAM Transportation Services, Inc.*	28	1,315
Willis Lease Finance Corp.*	40	1,263
Babcock & Wilcox Enterprises, Inc.*	414	985
NL Industries, Inc.*	107	931
Total Industrial		3,859,836
Consumer, Cyclical - 6.8%
Five Below, Inc.*	706	68,983
Texas Roadhouse, Inc. — Class A	877	57,452
FirstCash, Inc.	576	51,754
Planet Fitness, Inc. — Class A*	1,144	50,267
American Eagle Outfitters, Inc.	2,086	48,499
Ollie's Bargain Outlet Holdings, Inc.*	643	46,618
Deckers Outdoor Corp.*	412	46,511
ILG, Inc.	1,367	45,152
Churchill Downs, Inc.	152	45,068
SiteOne Landscape Supply, Inc.*	516	43,328
Signet Jewelers Ltd.	763	42,537
Wolverine World Wide, Inc.	1,194	41,515
Steven Madden Ltd.	751	39,878
Cracker Barrel Old Country Store, Inc.[1]	249	38,896
Dana, Inc.	1,891	38,179
Beacon Roofing Supply, Inc.*	881	37,548
Penn National Gaming, Inc.*	1,106	37,151
Boyd Gaming Corp.	1,065	36,913
Scientific Games Corp. — Class A*	711	34,946
UniFirst Corp.	197	34,849
RH*,1	249	34,785
Bed Bath & Beyond, Inc.	1,739	34,650
SkyWest, Inc.	659	34,202
Eldorado Resorts, Inc.*	851	33,274
Jack in the Box, Inc.	381	32,431
Spirit Airlines, Inc.*	887	32,243
TRI Pointe Group, Inc.*	1,957	32,017
Marriott Vacations Worldwide Corp.	278	31,403
Cheesecake Factory, Inc.[1]	553	30,448
Cooper-Standard Holdings, Inc.*	232	30,315
KB Home	1,111	30,264
Taylor Morrison Home Corp. — Class A*	1,450	30,131
Red Rock Resorts, Inc. — Class A	899	30,117
Lithia Motors, Inc. — Class A	306	28,938
Tenneco, Inc.	658	28,926
LCI Industries	316	28,487
Tupperware Brands Corp.	663	27,342
Brinker International, Inc.	567	26,989
Mobile Mini, Inc.	574	26,920
iRobot Corp.*,1	350	26,519
Herman Miller, Inc.	769	26,069
Navistar International Corp.*	636	25,898
PriceSmart, Inc.	286	25,883
Sally Beauty Holdings, Inc.*	1,584	25,392
Children's Place, Inc.	207	25,006
G-III Apparel Group Ltd.*	562	24,953
Dave & Buster's Entertainment, Inc.*	515	24,514
Anixter International, Inc.*	381	24,117
Roku, Inc.*,1	560	23,867
Dorman Products, Inc.*	347	23,704
Rite Aid Corp.*,1	13,607	23,540
Hawaiian Holdings, Inc.	652	23,439
Allegiant Travel Co. — Class A	167	23,205
Cavco Industries, Inc.*	111	23,049
Callaway Golf Co.	1,215	23,049
DSW, Inc. — Class A	888	22,928
Pinnacle Entertainment, Inc.*	675	22,768
Big Lots, Inc.	543	22,687
American Axle & Manufacturing Holdings, Inc.*	1,441	22,422
Meritor, Inc.*	1,089	22,401
Meritage Homes Corp.*	501	22,019
Bloomin' Brands, Inc.	1,083	21,768
Fox Factory Holding Corp.*	466	21,692
Abercrombie & Fitch Co. — Class A	880	21,542
Shake Shack, Inc. — Class A*,1	319	21,111
HNI Corp.	561	20,869
Triton International Ltd.	676	20,726
Wingstop, Inc.	375	19,545
GameStop Corp. — Class A1	1,296	18,883
Caleres, Inc.	544	18,708
Gentherm, Inc.*	475	18,667
La-Z-Boy, Inc.	604	18,482
Office Depot, Inc.	7,181	18,312
BMC Stock Holdings, Inc.*	871	18,160
Asbury Automotive Group, Inc.*,1	264	18,097
MDC Holdings, Inc.	586	18,031
Oxford Industries, Inc.	216	17,924
World Fuel Services Corp.	866	17,675
Interface, Inc. — Class A	764	17,534
Cooper Tire & Rubber Co.	656	17,253
Rush Enterprises, Inc. — Class A*	389	16,875
Tailored Brands, Inc.	642	16,384
Group 1 Automotive, Inc.	260	16,380
Cannae Holdings, Inc.*	879	16,305
Winnebago Industries, Inc.	400	16,240
Dine Brands Global, Inc.	216	16,157
National Vision Holdings, Inc.*	440	16,091
Installed Building Products, Inc.*	284	16,060

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Consumer, Cyclical - 6.8% (continued)
Guess?, Inc.	745	$15,943
Fossil Group, Inc.*,1	590	15,853
BJ's Restaurants, Inc.	264	15,840
Sonic Corp.[1]	460	15,833
IMAX Corp.*	710	15,726
SeaWorld Entertainment, Inc.*	710	15,492
H&E Equipment Services, Inc.	411	15,458
Crocs, Inc.*	875	15,409
Liberty TripAdvisor Holdings, Inc. — Class A*	939	15,118
Papa John's International, Inc.	292	14,810
Steelcase, Inc. — Class A	1,097	14,809
Dillard's, Inc. — Class A1	153	14,458
International Speedway Corp. — Class A	313	13,991
Wabash National Corp.	742	13,845
LGI Homes, Inc.*,1	239	13,797
Douglas Dynamics, Inc.	287	13,776
Sleep Number Corp.*	471	13,668
Chico's FAS, Inc.	1,653	13,455
At Home Group, Inc.*	343	13,428
Core-Mark Holding Company, Inc.	590	13,393
Standard Motor Products, Inc.	275	13,293
ScanSource, Inc.*	326	13,138
Knoll, Inc.	626	13,027
Belmond Ltd. — Class A*	1,158	12,912
Denny's Corp.*	802	12,776
Modine Manufacturing Co.*	640	11,680
GMS, Inc.*	421	11,405
PetMed Express, Inc.[1]	258	11,365
Vista Outdoor, Inc.*	731	11,323
Malibu Boats, Inc. — Class A*	263	11,030
Acushnet Holdings Corp.	447	10,934
AMC Entertainment Holdings, Inc. — Class A1	672	10,685
Century Communities, Inc.*	333	10,506
Camping World Holdings, Inc. — Class A1	419	10,467
Ruth's Hospitality Group, Inc.	373	10,463
Buckle, Inc.[1]	368	9,899
Genesco, Inc.*	249	9,885
Movado Group, Inc.	203	9,805
William Lyon Homes — Class A*	413	9,582
J.C. Penney Company, Inc.*,1	4,059	9,498
M/I Homes, Inc.*	357	9,453
Freshpet, Inc.*	339	9,306
Ascena Retail Group, Inc.*	2,264	9,022
Hudson Ltd. — Class A*	514	8,990
Lumber Liquidators Holdings, Inc.*	368	8,961
Fiesta Restaurant Group, Inc.*	307	8,811
Express, Inc.*	951	8,702
Conn's, Inc.*	254	8,382
National CineMedia, Inc.	997	8,375
Tower International, Inc.	253	8,045
Marcus Corp.	247	8,027
Wesco Aircraft Holdings, Inc.*	700	7,875
Red Robin Gourmet Burgers, Inc.*	168	7,829
Ethan Allen Interiors, Inc.	317	7,766
EZCORP, Inc. — Class A*	638	7,688
Kimball International, Inc. — Class B	466	7,531
Regis Corp.*	455	7,526
Cato Corp. — Class A	289	7,115
Hooker Furniture Corp.	150	7,035
Titan International, Inc.	649	6,964
MCBC Holdings, Inc.*	235	6,803
Party City Holdco, Inc.*	445	6,786
Chuy's Holdings, Inc.*	216	6,631
Spartan Motors, Inc.	437	6,599
REV Group, Inc.	387	6,583
Carrols Restaurant Group, Inc.*	442	6,564
Monarch Casino & Resort, Inc.*	146	6,431
Unifi, Inc.*	202	6,404
Sonic Automotive, Inc. — Class A	310	6,386
Golden Entertainment, Inc.*	235	6,343
Essendant, Inc.	478	6,319
Willscot Corp.*,1	421	6,231
Nautilus, Inc.*	386	6,060
Drive Shack, Inc.*	782	6,037
Zumiez, Inc.*	236	5,912
Beazer Homes USA, Inc.*	400	5,900
Universal Electronics, Inc.*	178	5,883
Veritiv Corp.*,1	147	5,858
Del Taco Restaurants, Inc.*	402	5,700
Superior Industries International, Inc.	314	5,621
Hibbett Sports, Inc.*	245	5,611
Systemax, Inc.	158	5,424
Eros International plc*	405	5,265
Johnson Outdoors, Inc. — Class A	62	5,241
MarineMax, Inc.*	276	5,230
Haverty Furniture Companies, Inc.	241	5,206
Boot Barn Holdings, Inc.*	250	5,187
PC Connection, Inc.	148	4,914
Barnes & Noble, Inc.	759	4,820
Winmark Corp.	32	4,750
America's Car-Mart, Inc.*	76	4,704
Motorcar Parts of America, Inc.*	244	4,565
Citi Trends, Inc.	164	4,500
Perry Ellis International, Inc.*	164	4,456
Shoe Carnival, Inc.	137	4,446
BlueLinx Holdings, Inc.*	115	4,316
Blue Bird Corp.*	188	4,202
Vera Bradley, Inc.*	292	4,100
Tile Shop Holdings, Inc.	514	3,958
Daktronics, Inc.	454	3,864
Nexeo Solutions, Inc.*	422	3,853
Potbelly Corp.*	294	3,807
Flexsteel Industries, Inc.	94	3,751
Titan Machinery, Inc.*	241	3,748
GNC Holdings, Inc. — Class A*	1,055	3,714
RCI Hospitality Holdings, Inc.	116	3,671
Lindblad Expeditions Holdings, Inc.*	275	3,644
Miller Industries, Inc.	141	3,602

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Consumer, Cyclical - 6.8% (continued)
Bassett Furniture Industries, Inc.	130	$3,581
PetIQ, Inc.*	131	3,519
Culp, Inc.	140	3,437
Francesca's Holdings Corp.*	450	3,397
Nathan's Famous, Inc.	36	3,388
Reading International, Inc. — Class A*	212	3,381
AV Homes, Inc.*	155	3,317
Del Frisco's Restaurant Group, Inc.*	261	3,289
Bojangles', Inc.*	224	3,226
El Pollo Loco Holdings, Inc.*	277	3,158
infra Holdings, Inc.*	268	3,122
Skyline Champion Corp.	88	3,084
Century Casinos, Inc.*	349	3,054
Green Brick Partners, Inc.*	304	2,979
Gaia, Inc.*	145	2,936
Foundation Building Materials, Inc.*	190	2,922
Commercial Vehicle Group, Inc.*	390	2,863
Weyco Group, Inc.	78	2,839
Tilly's, Inc. — Class A	186	2,818
Barnes & Noble Education, Inc.*	493	2,781
Town Sports International Holdings, Inc.*	187	2,721
Rocky Brands, Inc.	88	2,640
Habit Restaurants, Inc. — Class A*	258	2,580
Speedway Motorsports, Inc.	148	2,569
Hovnanian Enterprises, Inc. — Class A*	1,568	2,556
Rush Enterprises, Inc. — Class B*	58	2,546
Duluth Holdings, Inc. — Class B*	107	2,546
Pier 1 Imports, Inc.	1,023	2,435
Superior Group of Companies, Inc.	116	2,402
Red Lion Hotels Corp.*	206	2,400
Hamilton Beach Brands Holding Co. — Class A	82	2,382
Zoe's Kitchen, Inc.*	244	2,381
Sportsman's Warehouse Holdings, Inc.*	463	2,371
Bluegreen Vacations Corp.	96	2,285
Kirkland's, Inc.*	196	2,281
Biglari Holdings, Inc. — Class B*	12	2,202
Clarus Corp.*	262	2,161
Noodles & Co.*,1	163	2,005
Big 5 Sporting Goods Corp.[1]	259	1,968
J. Jill, Inc.*	209	1,952
Lifetime Brands, Inc.	152	1,923
New York & Company, Inc.*	374	1,915
Escalade, Inc.	135	1,904
EnviroStar, Inc.	47	1,894
J Alexander's Holdings, Inc.*	164	1,829
Marine Products Corp.	97	1,725
Container Store Group, Inc.*	204	1,716
Funko, Inc. — Class A*	136	1,707
New Home Company, Inc.*	158	1,575
Castle Brands, Inc.*	1,145	1,363
Sears Holdings Corp.*	517	1,225
Biglari Holdings, Inc. — Class A*	1	950
Empire Resorts, Inc.*	44	871
Purple Innovation, Inc.*	55	468
CompX International, Inc.	21	277
Total Consumer, Cyclical		3,555,420
Technology - 5.0%
Blackbaud, Inc.	624	63,929
Entegris, Inc.	1,835	62,206
Medidata Solutions, Inc.*	746	60,098
HubSpot, Inc.*,1	469	58,813
New Relic, Inc.*	573	57,638
Silicon Laboratories, Inc.*	555	55,278
Integrated Device Technology, Inc.*	1,713	54,610
CACI International, Inc. — Class A*	317	53,430
j2 Global, Inc.	606	52,486
MAXIMUS, Inc.	839	52,110
Lumentum Holdings, Inc.*	811	46,957
Science Applications International Corp.	548	44,350
Coupa Software, Inc.*	688	42,821
Box, Inc. — Class A*	1,645	41,109
Semtech Corp.*	841	39,569
Perspecta, Inc.	1,858	38,182
Qualys, Inc.*	436	36,755
ACI Worldwide, Inc.*	1,483	36,586
Verint Systems, Inc.*	823	36,500
Cabot Microelectronics Corp.	329	35,387
CommVault Systems, Inc.*	508	33,452
Cornerstone OnDemand, Inc.*	690	32,727
VeriFone Systems, Inc.*	1,421	32,427
NetScout Systems, Inc.*	1,089	32,343
Cirrus Logic, Inc.*	823	31,546
Envestnet, Inc.*	571	31,376
Acxiom Corp.*	1,013	30,339
Brooks Automation, Inc.	899	29,325
Convergys Corp.	1,180	28,839
Allscripts Healthcare Solutions, Inc.*	2,296	27,552
Avaya Holdings Corp.*	1,354	27,188
Power Integrations, Inc.	370	27,028
Varonis Systems, Inc.*	359	26,746
Omnicell, Inc.*	496	26,015
Bottomline Technologies de, Inc.*	520	25,912
Five9, Inc.*	734	25,374
ExlService Holdings, Inc.*	431	24,399
Ebix, Inc.[1]	311	23,714
Mercury Systems, Inc.*	607	23,102
Progress Software Corp.	586	22,749
Synaptics, Inc.*	448	22,566
Cotiviti Holdings, Inc.*	511	22,550
Insight Enterprises, Inc.*	454	22,214
MINDBODY, Inc. — Class A*	555	21,423
TiVo Corp.	1,561	20,995
Pitney Bowes, Inc.	2,433	20,851
3D Systems Corp.*,1	1,411	19,486
Electronics for Imaging, Inc.*	576	18,755

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Technology - 5.0% (continued)
Evolent Health, Inc. — Class A*	872	$18,356
ManTech International Corp. — Class A	342	18,345
Inphi Corp.*	561	18,294
Cloudera, Inc.*	1,336	18,223
Blackline, Inc.*	419	18,197
Virtusa Corp.*	364	17,720
Diodes, Inc.*	514	17,718
CSG Systems International, Inc.	430	17,574
Rambus, Inc.*	1,378	17,280
Instructure, Inc.*	405	17,233
Ambarella, Inc.*,1	419	16,178
Hortonworks, Inc.*	887	16,161
Everbridge, Inc.*	339	16,075
SPS Commerce, Inc.*	218	16,019
Apptio, Inc. — Class A*	436	15,783
MicroStrategy, Inc. — Class A*	123	15,713
LivePerson, Inc.*	729	15,382
Syntel, Inc.*	459	14,729
Sykes Enterprises, Inc.*	511	14,707
Tabula Rasa HealthCare, Inc.*	224	14,298
Alteryx, Inc. — Class A*	362	13,814
MACOM Technology Solutions Holdings, Inc.*,1	586	13,501
Quality Systems, Inc.*	687	13,397
PROS Holdings, Inc.*	358	13,092
Cray, Inc.*	523	12,866
ForeScout Technologies, Inc.*	373	12,779
MaxLinear, Inc. — Class A*	808	12,597
FormFactor, Inc.*	945	12,568
Stratasys Ltd.*	655	12,537
SailPoint Technologies Holding, Inc.*	498	12,221
MTS Systems Corp.[1]	231	12,162
Rudolph Technologies, Inc.*	407	12,047
Carbonite, Inc.*	345	12,040
Super Micro Computer, Inc.*,1	499	11,801
Diebold Nixdorf, Inc.[1]	986	11,783
Appfolio, Inc. — Class A*	191	11,680
Amkor Technology, Inc.*	1,323	11,365
Vocera Communications, Inc.*	380	11,358
Altair Engineering, Inc. — Class A*	322	11,006
Monotype Imaging Holdings, Inc.	533	10,820
Nanometrics, Inc.*	292	10,340
Xperi Corp.	625	10,063
Lattice Semiconductor Corp.*	1,514	9,932
Xcerra Corp.*	692	9,667
USA Technologies, Inc.*	668	9,352
Glu Mobile, Inc.*	1,421	9,109
Cohu, Inc.	365	8,946
Veeco Instruments, Inc.*	625	8,906
Inovalon Holdings, Inc. — Class A*	889	8,823
Workiva, Inc.*	358	8,735
Benefitfocus, Inc.*	257	8,635
CEVA, Inc.*	285	8,607
Unisys Corp.*	643	8,295
Ultra Clean Holdings, Inc.*	497	8,250
Axcelis Technologies, Inc.*	414	8,197
OneSpan, Inc.*	407	7,998
Cision Ltd.*	506	7,565
Donnelley Financial Solutions, Inc.*	429	7,452
Engility Holdings, Inc.*	231	7,078
Photronics, Inc.*	878	7,002
Upland Software, Inc.*	203	6,977
QAD, Inc. — Class A	133	6,670
TTEC Holdings, Inc.	183	6,323
Model N, Inc.*	326	6,064
Immersion Corp.*	392	6,052
PlayAGS, Inc.*	207	5,603
KeyW Holding Corp.*	615	5,375
Presidio, Inc.*	410	5,371
Impinj, Inc.*	242	5,351
American Software, Inc. — Class A	357	5,201
InnerWorkings, Inc.*	570	4,953
Ribbon Communications, Inc.*	678	4,827
Computer Programs & Systems, Inc.	145	4,770
Digi International, Inc.*	346	4,567
PDF Solutions, Inc.*	356	4,265
Brightcove, Inc.*	440	4,246
Castlight Health, Inc. — Class B*	990	4,207
SMART Global Holdings, Inc.*	129	4,111
Rosetta Stone, Inc.*	254	4,072
MobileIron, Inc.*	910	4,050
Digimarc Corp.*	145	3,886
Mitek Systems, Inc.*	423	3,765
Alpha & Omega Semiconductor Ltd.*	256	3,645
AXT, Inc.*	476	3,356
Simulations Plus, Inc.	149	3,315
Aquantia Corp.*	274	3,173
SendGrid, Inc.*	116	3,076
Agilysys, Inc.*	197	3,053
ConvergeOne Holdings, Inc.	319	2,995
pdvWireless, Inc.*	120	2,994
Exela Technologies, Inc.*	613	2,912
Amber Road, Inc.*	302	2,842
Sigma Designs, Inc.*	445	2,715
Carbon Black, Inc.*	104	2,704
PAR Technology Corp.*	147	2,599
Maxwell Technologies, Inc.*	440	2,288
Vuzix Corp.*,1	304	2,265
Kopin Corp.*	787	2,251
Telenav, Inc.*	400	2,240
Asure Software, Inc.*	128	2,042
Adesto Technologies Corp.*	234	1,966
Avid Technology, Inc.*	355	1,846
Veritone, Inc.*	92	1,547
Remark Holdings, Inc.*	352	1,376
Park City Group, Inc.*	168	1,327
SecureWorks Corp. — Class A*,1	106	1,320
ACM Research, Inc. — Class A*	105	1,132
Fluent, Inc.*	414	1,014
NantHealth, Inc.*	262	867
Rimini Street, Inc.*	124	812
Eastman Kodak Co.*,1	211	802
Majesco*	71	437

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Technology - 5.0% (continued)
Total Technology		2,627,795
Communications - 3.4%
Etsy, Inc.*	1,545	65,184
Stamps.com, Inc.*	224	56,683
Ciena Corp.*	1,853	49,123
ViaSat, Inc.*,1	708	46,530
New York Times Co. — Class A	1,699	44,004
Nexstar Media Group, Inc. — Class A	579	42,499
Yelp, Inc. — Class A*	1,049	41,100
World Wrestling Entertainment, Inc. — Class A	546	39,760
Shutterfly, Inc.*	427	38,443
Chegg, Inc.*	1,376	38,239
Trade Desk, Inc. — Class A*	407	38,177
Maxar Technologies Ltd.[1]	732	36,981
Vonage Holdings Corp.*	2,859	36,852
InterDigital, Inc.	447	36,162
Plantronics, Inc.	429	32,711
Liberty Expedia Holdings, Inc. — Class A*	704	30,934
TEGNA, Inc.	2,803	30,413
Viavi Solutions, Inc.*	2,939	30,095
Sinclair Broadcast Group, Inc. — Class A	932	29,964
Cogent Communications Holdings, Inc.	541	28,889
Liberty Latin America Ltd. — Class C*	1,470	28,489
Q2 Holdings, Inc.*	473	26,985
Finisar Corp.*,1	1,485	26,730
Cars.com, Inc.*	937	26,601
Pandora Media, Inc.*,1	3,311	26,091
Meredith Corp.	510	26,010
NETGEAR, Inc.*	404	25,250
Groupon, Inc. — Class A*	5,701	24,514
8x8, Inc.*	1,174	23,539
Blucora, Inc.*	607	22,459
Cargurus, Inc.*	636	22,095
Imperva, Inc.*	450	21,712
Yext, Inc.*,1	1,050	20,307
GTT Communications, Inc.*	451	20,295
Iridium Communications, Inc.*	1,241	19,980
Shenandoah Telecommunications Co.	604	19,751
Oclaro, Inc.*	2,176	19,432
Infinera Corp.*	1,928	19,145
MSG Networks, Inc. — Class A*	774	18,537
ePlus, Inc.*	176	16,562
Gray Television, Inc.*	1,033	16,321
Scholastic Corp.[1]	362	16,040
Gannett Company, Inc.	1,465	15,676
Carvana Co.*,1	368	15,309
New Media Investment Group, Inc.	771	14,248
Quotient Technology, Inc.*	1,031	13,506
Web.com Group, Inc.*	522	13,494
Rapid7, Inc.*	466	13,151
NIC, Inc.	832	12,938
Entercom Communications Corp. — Class A1	1,655	12,495
Acacia Communications, Inc.*,1	354	12,323
TrueCar, Inc.*	1,182	11,926
Liberty Media Corporation-Liberty Braves — Class C*	461	11,922
Boingo Wireless, Inc.*	525	11,860
Extreme Networks, Inc.*	1,484	11,813
Perficient, Inc.*,1	439	11,576
Shutterstock, Inc.*	243	11,533
Consolidated Communications Holdings, Inc.	907	11,211
Liberty Latin America Ltd. — Class A*	562	10,745
CalAmp Corp.*	450	10,543
Houghton Mifflin Harcourt Co.*	1,322	10,113
XO Group, Inc.*	314	10,048
ORBCOMM, Inc.*	946	9,555
Comtech Telecommunications Corp.	293	9,341
ADTRAN, Inc.	619	9,192
Endurance International Group Holdings, Inc.*	907	9,025
Overstock.com, Inc.*,1	268	9,018
HealthStream, Inc.	330	9,012
Intelsat S.A.*	515	8,580
Cincinnati Bell, Inc.*	537	8,431
EW Scripps Co. — Class A	590	7,900
Tucows, Inc. — Class A*,1	123	7,460
TechTarget, Inc.*	262	7,441
ATN International, Inc.	134	7,071
Quantenna Communications, Inc.*	429	6,667
Zscaler, Inc.*,1	180	6,435
Limelight Networks, Inc.*	1,388	6,204
Loral Space & Communications, Inc.*	164	6,166
QuinStreet, Inc.*	477	6,058
Frontier Communications Corp.[1]	1,006	5,392
Central European Media Enterprises Ltd. — Class A*	1,112	4,615
ChannelAdvisor Corp.*	328	4,608
Harmonic, Inc.*	1,074	4,564
NII Holdings, Inc.*	1,148	4,477
Calix, Inc.*	555	4,329
1-800-Flowers.com, Inc. — Class A*	342	4,292
Entravision Communications Corp. — Class A	833	4,165
Meet Group, Inc.*	901	4,036
A10 Networks, Inc.*	640	3,987
tronc, Inc.*	223	3,853
WideOpenWest, Inc.*	395	3,816
Lands' End, Inc.*	136	3,794
Spok Holdings, Inc.	242	3,642
Zix Corp.*	673	3,627
Gogo, Inc.*	729	3,543
Preformed Line Products Co.	39	3,462
eGain Corp.*	228	3,443
MDC Partners, Inc. — Class A*	727	3,344
Ooma, Inc.*	233	3,297

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Communications - 3.4% (continued)
Liberty Media Corporation-Liberty Braves — Class A*	127	$3,265
Daily Journal Corp.*	14	3,223
HC2 Holdings, Inc.*	532	3,112
Casa Systems, Inc.*	187	3,054
Hemisphere Media Group, Inc.*	233	3,052
NeoPhotonics Corp.*	447	2,785
Windstream Holdings, Inc.*	526	2,772
Internap Corp.*	259	2,699
KVH Industries, Inc.*	200	2,680
Telaria, Inc.*	567	2,291
Leaf Group Ltd.*	208	2,257
VirnetX Holding Corp.*	656	2,230
Hawaiian Telcom Holdco, Inc.*	76	2,198
Liquidity Services, Inc.*	330	2,162
Clear Channel Outdoor Holdings, Inc. — Class A	472	2,029
RigNet, Inc.*	182	1,875
Saga Communications, Inc. — Class A	48	1,848
Aerohive Networks, Inc.*	410	1,628
Clearfield, Inc.*	147	1,624
Cardlytics, Inc.*	73	1,588
Fusion Connect, Inc.*	265	1,044
Travelzoo*	61	1,043
DASAN Zhone Solutions, Inc.*	75	732
Beasley Broadcast Group, Inc. — Class A	62	694
LiveXLive Media, Inc.*,1	61	352
Value Line, Inc.	14	332
Total Communications		1,792,429
Energy - 2.7%
Delek US Holdings, Inc.	1,080	54,184
PDC Energy, Inc.*	857	51,806
Peabody Energy Corp.	1,044	47,481
McDermott International, Inc.*	2,320	45,588
Oasis Petroleum, Inc.*	3,484	45,187
Southwestern Energy Co.*	7,623	40,402
Matador Resources Co.*	1,279	38,434
SRC Energy, Inc.*	3,128	34,471
Oceaneering International, Inc.	1,278	32,538
Callon Petroleum Co.*	2,905	31,200
Murphy USA, Inc.*	402	29,865
Gulfport Energy Corp.*	2,258	28,383
Carrizo Oil & Gas, Inc.*	1,012	28,184
Denbury Resources, Inc.*	5,685	27,345
Rowan Companies plc — Class A*	1,648	26,731
California Resources Corp.*	584	26,537
SemGroup Corp. — Class A	1,023	25,984
Dril-Quip, Inc.*	492	25,289
Oil States International, Inc.*	771	24,749
MRC Global, Inc.*	1,087	23,555
Ocean Rig UDW, Inc. — Class A*	706	20,813
Noble Corporation plc*	3,189	20,186
Archrock, Inc.	1,644	19,728
C&J Energy Services, Inc.*	834	19,682
Pattern Energy Group, Inc. — Class A	1,046	19,613
Arch Coal, Inc. — Class A	248	19,451
Laredo Petroleum, Inc.*	2,011	19,346
Superior Energy Services, Inc.*	1,983	19,314
NOW, Inc.*	1,395	18,595
Diamond Offshore Drilling, Inc.*,1	837	17,460
Unit Corp.*	677	17,304
Sunrun, Inc.*	1,228	16,148
Helix Energy Solutions Group, Inc.*	1,819	15,152
ProPetro Holding Corp.*	916	14,363
CONSOL Energy, Inc.*	363	13,921
Penn Virginia Corp.*	160	13,582
Forum Energy Technologies, Inc.*	1,047	12,930
Warrior Met Coal, Inc.	464	12,792
SEACOR Holdings, Inc.*	221	12,657
Newpark Resources, Inc.*	1,136	12,326
SunCoke Energy, Inc.*	840	11,256
TerraForm Power, Inc. — Class A	946	11,068
Jagged Peak Energy, Inc.*,1	830	10,807
Exterran Corp.*	419	10,492
Keane Group, Inc.*	712	9,733
Thermon Group Holdings, Inc.*	419	9,583
Ring Energy, Inc.*	740	9,339
Green Plains, Inc.[1]	509	9,315
Bonanza Creek Energy, Inc.*	244	9,240
WildHorse Resource Development Corp.*	353	8,952
Resolute Energy Corp.*,1	282	8,798
Tellurian, Inc.*	1,045	8,694
W&T Offshore, Inc.*	1,199	8,573
HighPoint Resources Corp.*	1,406	8,549
Renewable Energy Group, Inc.*	477	8,515
Select Energy Services, Inc. — Class A*	584	8,485
Alta Mesa Resources, Inc.*	1,240	8,444
Talos Energy, Inc.*	260	8,354
Halcon Resources Corp.*	1,725	7,573
Enphase Energy, Inc.*	1,118	7,524
CVR Energy, Inc.[1]	202	7,472
Frank's International N.V.	946	7,379
SandRidge Energy, Inc.*	396	7,025
TETRA Technologies, Inc.*	1,572	6,995
Par Pacific Holdings, Inc.*	402	6,987
Clean Energy Fuels Corp.*	1,745	6,439
Matrix Service Co.*	336	6,166
Abraxas Petroleum Corp.*	2,055	5,939
REX American Resources Corp.*	73	5,911
Bristow Group, Inc.*	414	5,842
Pioneer Energy Services Corp.*	974	5,698
Plug Power, Inc.*	2,763	5,581
TPI Composites, Inc.*	187	5,468
Solaris Oilfield Infrastructure, Inc. — Class A*	337	4,816
Ultra Petroleum Corp.*	2,058	4,754
FutureFuel Corp.	334	4,679
Sanchez Energy Corp.*	987	4,461
Northern Oil and Gas, Inc.*	1,396	4,397
FTS International, Inc.*	287	4,087
Trecora Resources*	268	3,980
Panhandle Oil and Gas, Inc. — Class A	201	3,839

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Energy - 2.7% (continued)
Energy XXI Gulf Coast, Inc.*	430	$3,801
Natural Gas Services Group, Inc.*	159	3,752
Mammoth Energy Services, Inc.*,1	110	3,736
Liberty Oilfield Services, Inc. — Class A*,1	188	3,519
Nine Energy Service, Inc.*	103	3,411
ION Geophysical Corp.*	137	3,329
Cloud Peak Energy, Inc.*	946	3,301
Era Group, Inc.*	251	3,250
Evolution Petroleum Corp.	324	3,191
Lilis Energy, Inc.*	575	2,990
Zion Oil & Gas, Inc.*	689	2,794
Basic Energy Services, Inc.*	248	2,755
Midstates Petroleum Company, Inc.*	192	2,613
SilverBow Resources, Inc.*	89	2,570
CARBO Ceramics, Inc.*	263	2,412
Flotek Industries, Inc.*	707	2,284
Earthstone Energy, Inc. — Class A*	244	2,159
Dawson Geophysical Co.*	273	2,157
Key Energy Services, Inc.*	132	2,144
Amyris, Inc.*	313	2,000
Vivint Solar, Inc.*	396	1,960
NCS Multistage Holdings, Inc.*	126	1,831
Independence Contract Drilling, Inc.*	438	1,805
Eclipse Resources Corp.*	1,118	1,789
NACCO Industries, Inc. — Class A	49	1,654
Gulfmark Offshore, Inc.*	48	1,608
PHI, Inc.*	150	1,525
Hallador Energy Co.	207	1,478
EP Energy Corp. — Class A*	492	1,476
FuelCell Energy, Inc.*	1,053	1,390
Goodrich Petroleum Corp.*	112	1,385
Approach Resources, Inc.*	551	1,344
Adams Resources & Energy, Inc.	27	1,161
Isramco, Inc.*	9	1,106
Profire Energy, Inc.*	306	1,034
Quintana Energy Services, Inc.*	79	669
NextDecade Corp.*	97	664
Ramaco Resources, Inc.*	77	536
Nuverra Environmental Solutions, Inc.*	16	192
Rosehill Resources, Inc.*	14	114
Total Energy		1,407,374
Basic Materials - 1.9%
PolyOne Corp.	1,033	44,646
Ingevity Corp.*	548	44,311
Allegheny Technologies, Inc.*	1,623	40,770
Balchem Corp.	415	40,728
Sensient Technologies Corp.	550	39,353
HB Fuller Co.	655	35,160
Minerals Technologies, Inc.	458	34,510
Cleveland-Cliffs, Inc.*	3,850	32,455
Commercial Metals Co.	1,506	31,792
Carpenter Technology Corp.	603	31,700
Compass Minerals International, Inc.	441	28,996
GCP Applied Technologies, Inc.*	930	26,924
Quaker Chemical Corp.	169	26,173
US Silica Holdings, Inc.	1,012	25,998
Innospec, Inc.	313	23,960
Tronox Ltd. — Class A	1,210	23,813
Ferro Corp.*	1,090	22,727
Kaiser Aluminum Corp.	211	21,967
Stepan Co.	262	20,439
Tahoe Resources, Inc.*	4,015	19,754
Kraton Corp.*	401	18,502
Neenah, Inc.	215	18,243
Coeur Mining, Inc.*	2,398	18,225
Hecla Mining Co.	5,140	17,887
AK Steel Holding Corp.*	4,073	17,677
Schweitzer-Mauduit International, Inc.	397	17,357
A. Schulman, Inc.	345	15,353
AdvanSix, Inc.*	397	14,542
Materion Corp.	260	14,079
KMG Chemicals, Inc.	190	14,018
Innophos Holdings, Inc.	252	11,995
Schnitzer Steel Industries, Inc. — Class A	338	11,390
Rayonier Advanced Materials, Inc.	663	11,331
PH Glatfelter Co.	556	10,892
CSW Industrials, Inc.*	204	10,781
Century Aluminum Co.*	646	10,175
Koppers Holdings, Inc.*	263	10,086
Verso Corp. — Class A*	439	9,552
Codexis, Inc.*	658	9,475
PQ Group Holdings, Inc.*	473	8,514
American Vanguard Corp.	368	8,446
Covia Holdings Corp.*	395	7,331
Kronos Worldwide, Inc.	290	6,534
OMNOVA Solutions, Inc.*	553	5,751
Landec Corp.*	343	5,111
Intrepid Potash, Inc.*	1,223	5,014
Clearwater Paper Corp.*	207	4,782
Gold Resource Corp.	671	4,422
Hawkins, Inc.	123	4,348
Klondex Mines Ltd.*	1,741	4,022
Uranium Energy Corp.*	2,009	3,234
AgroFresh Solutions, Inc.*	403	2,825
Oil-Dri Corporation of America	65	2,739
Ryerson Holding Corp.*	205	2,286
Universal Stainless & Alloy Products, Inc.*	91	2,154
Energy Fuels, Inc.*	946	2,147
United States Lime & Minerals, Inc.	25	2,098
Shiloh Industries, Inc.*	185	1,609
Valhi, Inc.	324	1,542
Smart Sand, Inc.*,1	280	1,487
Total Basic Materials		964,132
Utilities - 1.7%
IDACORP, Inc.	653	60,233
WGL Holdings, Inc.	663	58,841
ALLETE, Inc.	666	51,555

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Utilities - 1.7% (continued)
New Jersey Resources Corp.	1,128	$50,478
ONE Gas, Inc.	674	50,375
Portland General Electric Co.	1,157	49,473
Southwest Gas Holdings, Inc.	624	47,593
Spire, Inc.	637	45,004
Avista Corp.	848	44,656
Black Hills Corp.	693	42,419
PNM Resources, Inc.	1,029	40,028
South Jersey Industries, Inc.	1,109	37,118
NorthWestern Corp.	643	36,812
El Paso Electric Co.	524	30,968
MGE Energy, Inc.	451	28,436
Ormat Technologies, Inc.	515	27,393
American States Water Co.	473	27,037
Otter Tail Corp.	509	24,228
California Water Service Group	621	24,188
Northwest Natural Gas Co.	370	23,606
Chesapeake Utilities Corp.	205	16,390
SJW Group	223	14,767
NRG Yield, Inc. — Class C	850	14,620
Connecticut Water Service, Inc.	156	10,190
Unitil Corp.	188	9,595
Middlesex Water Co.	204	8,603
NRG Yield, Inc. — Class A	446	7,604
York Water Co.	164	5,215
Artesian Resources Corp. — Class A	100	3,877
Atlantic Power Corp.*	1,434	3,155
Ameresco, Inc. — Class A*	239	2,868
RGC Resources, Inc.	96	2,801
Consolidated Water Company Ltd.	187	2,412
Spark Energy, Inc. — Class A	146	1,423
Global Water Resources, Inc.	128	1,203
Total Utilities		905,164
Diversified - 0.1%
HRG Group, Inc.*	1,608	21,049
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	396	9,745
Total Common Stocks
(Cost $23,044,298)		28,390,505

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
RIGHTS††† - 0.0%
Omthera Pharmaceuticals, Inc.*,2	86	$–
Tobira Therapeutics, Inc.*,2	141	–
Dyax Corp.*,2	757	–
Nexstar Media Group, Inc.*,2	2,530	–
Total Rights
(Cost $0)		–

	Face Amount
FEDERAL AGENCY NOTES†† - 16.2%
Federal Home Loan Bank[3]
1.75% due 10/26/22[4]	$6,000,000	5,985,498
1.95% due 09/13/22[4]	2,500,000	2,497,620
Total Federal Agency Notes
(Cost $8,495,900)		8,483,118

U.S. TREASURY BILLS†† - 0.6%
U.S. Treasury Bills
1.87% due 09/20/18[5,6,7]	300,000	298,750
1.72% due 07/12/18[5,7,11]	7,000	6,997
Total U.S. Treasury Bills
(Cost $305,720)		305,747

REPURCHASE AGREEMENTS††,8 - 27.2%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18[6]	7,815,103	7,815,103
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18[6]	3,837,585	3,837,585
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18[6]	2,558,390	2,558,390
Total Repurchase Agreements
(Cost $14,211,078)		14,211,078

	Shares
SECURITIES LENDING COLLATERAL†,9 - 2.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[10]	1,107,857	1,107,857
Total Securities Lending Collateral
(Cost $1,107,857)		1,107,857
Total Investments - 100.4%
(Cost $47,164,853)		$52,498,305
Other Assets & Liabilities, net - (0.4)%		(218,541)
Total Net Assets - 100.0%		$52,279,764

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	10	Sep 2018	$823,350	$(45)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	1.98%	At Maturity	07/31/18	3,664	$6,020,877	$9,582
BNP Paribas	Russell 2000 Index	2.09%	At Maturity	07/30/18	2,853	4,687,863	7,461
Goldman Sachs International	Russell 2000 Index	1.83%	At Maturity	07/27/18	7,459	12,256,159	(184,790)
						$22,964,899	$(167,747)

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at June 30, 2018. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2018.
[7]	Zero coupon rate security.
[8]	Repurchase Agreements — See Note 4.
[9]	Securities lending collateral — See Note 5.
[10]	Rate indicated is the 7 day yield as of June 30, 2018.
[11]	All or a portion of this security is pledged as futures collateral at June 30, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$28,390,505	$—	$—		$28,390,505
Rights	—	—	—	*	—
Federal Agency Notes	—	8,483,118	—		8,483,118
U.S. Treasury Bills	—	305,747	—		305,747
Repurchase Agreements	—	14,211,078	—		14,211,078
Securities Lending Collateral	1,107,857	—	—		1,107,857
Equity Index Swap Agreements**	—	17,043	—		17,043
Total Assets	$29,498,362	$23,016,986	$—		$52,515,348

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$45	$—	$—	$45
Equity Index Swap Agreements**	—	184,790	—	184,790
Total Liabilities	$45	$184,790	$—	$184,835

*	Security has market value of 0
**	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 19.1%
Financial - 4.8%
Gramercy Property Trust REIT	194	$5,300
Primerica, Inc.	53	5,279
IBERIABANK Corp.	68	5,154
First Industrial Realty Trust, Inc. REIT	151	5,034
Cousins Properties, Inc. REIT	508	4,923
Hancock Whitney Corp.	103	4,805
MGIC Investment Corp.*	448	4,803
Chemical Financial Corp.	86	4,788
Valley National Bancorp	390	4,742
Sabra Health Care REIT, Inc.	215	4,672
MB Financial, Inc.	100	4,670
RLJ Lodging Trust REIT	210	4,631
LaSalle Hotel Properties REIT	134	4,587
Sunstone Hotel Investors, Inc. REIT	273	4,537
Ryman Hospitality Properties, Inc. REIT	54	4,490
United Bankshares, Inc.	122	4,441
Stifel Financial Corp.	84	4,389
Healthcare Realty Trust, Inc. REIT	150	4,362
Home BancShares, Inc.	193	4,354
Ellie Mae, Inc.*	41	4,257
Radian Group, Inc.	259	4,201
UMB Financial Corp.	55	4,193
Essent Group Ltd.*	116	4,155
GEO Group, Inc. REIT	147	4,048
First Financial Bankshares, Inc.	79	4,021
EastGroup Properties, Inc. REIT	42	4,014
Glacier Bancorp, Inc.	103	3,984
Blackstone Mortgage Trust, Inc. — Class A REIT	124	3,897
American Equity Investment Life Holding Co.	108	3,888
Investors Bancorp, Inc.	303	3,875
Selective Insurance Group, Inc.	70	3,850
CNO Financial Group, Inc.	202	3,846
BancorpSouth Bank	116	3,822
Cathay General Bancorp	94	3,806
South State Corp.	44	3,795
Education Realty Trust, Inc. REIT	91	3,776
PotlatchDeltic Corp. REIT	74	3,763
Kemper Corp.	48	3,631
National Health Investors, Inc. REIT	49	3,610
Community Bank System, Inc.	61	3,603
Columbia Banking System, Inc.	88	3,599
First Financial Bancorp	115	3,525
Physicians Realty Trust REIT	221	3,523
Financial Engines, Inc.	77	3,457
CoreCivic, Inc. REIT	144	3,440
Fulton Financial Corp.	208	3,432
Old National Bancorp	183	3,404
Washington Federal, Inc.	102	3,335
Simmons First National Corp. — Class A	109	3,259
STAG Industrial, Inc. REIT	118	3,213
Kennedy-Wilson Holdings, Inc.	151	3,194
Pebblebrook Hotel Trust REIT	82	3,182
First Midwest Bancorp, Inc.	124	3,158
Xenia Hotels & Resorts, Inc. REIT	129	3,142
RLI Corp.	47	3,111
Enstar Group Ltd.*	15	3,110
Piedmont Office Realty Trust, Inc. — Class A REIT	155	3,089
PS Business Parks, Inc. REIT	24	3,084
Union Bankshares Corp.	79	3,072
Rexford Industrial Realty, Inc. REIT	97	3,045
Urban Edge Properties REIT	132	3,019
Bank of NT Butterfield & Son Ltd.	66	3,018
FCB Financial Holdings, Inc. — Class A*	51	2,999
CenterState Bank Corp.	100	2,982
Great Western Bancorp, Inc.	71	2,981
DiamondRock Hospitality Co. REIT	240	2,947
BofI Holding, Inc.*	72	2,946
United Community Banks, Inc.	95	2,914
Washington Real Estate Investment Trust	95	2,881
International Bancshares Corp.	67	2,868
CVB Financial Corp.	125	2,802
Hope Bancorp, Inc.	157	2,799
First Merchants Corp.	60	2,784
Moelis & Co. — Class A	47	2,757
Federated Investors, Inc. — Class B	117	2,728
Apollo Commercial Real Estate Finance, Inc. REIT	149	2,724
Genworth Financial, Inc. — Class A*	602	2,709
Acadia Realty Trust REIT	97	2,655
Trustmark Corp.	81	2,643
Renasant Corp.	58	2,640
Tanger Factory Outlet Centers, Inc. REIT	111	2,607
Independent Bank Corp.	33	2,587
TowneBank	80	2,568
Retail Opportunity Investments Corp. REIT	134	2,567
Ameris Bancorp	48	2,561
Terreno Realty Corp. REIT	67	2,524
QTS Realty Trust, Inc. — Class A REIT	62	2,449
WesBanco, Inc.	54	2,432
Quality Care Properties, Inc. REIT*	113	2,431
WageWorks, Inc.*	48	2,400
Eagle Bancorp, Inc.*	39	2,391
Banner Corp.	39	2,345
ServisFirst Bancshares, Inc.	55	2,295
ProAssurance Corp.	64	2,269
Argo Group International Holdings Ltd.	39	2,268
Lexington Realty Trust REIT	259	2,261
Chesapeake Lodging Trust REIT	71	2,246

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 19.1% (continued)
Financial - 4.8% (continued)
LegacyTexas Financial Group, Inc.	57	$2,224
Mack-Cali Realty Corp. REIT	109	2,211
Horace Mann Educators Corp.	49	2,185
Invesco Mortgage Capital, Inc. REIT	135	2,146
Colony Credit Real Estate, Inc. REIT	102	2,114
Pacific Premier Bancorp, Inc.*	55	2,098
PRA Group, Inc.*	54	2,082
Redfin Corp.*,1	89	2,055
Provident Financial Services, Inc.	74	2,037
Capitol Federal Financial, Inc.	154	2,027
Northwest Bancshares, Inc.	116	2,017
LTC Properties, Inc. REIT	47	2,009
National General Holdings Corp.	75	1,975
Heartland Financial USA, Inc.	36	1,975
First BanCorp*	258	1,974
AmTrust Financial Services, Inc.[1]	134	1,952
Berkshire Hills Bancorp, Inc.	48	1,949
NBT Bancorp, Inc.	51	1,946
Hilltop Holdings, Inc.	88	1,942
LendingTree, Inc.*	9	1,924
WSFS Financial Corp.	36	1,919
Alexander & Baldwin, Inc. REIT	81	1,903
Agree Realty Corp. REIT	36	1,900
Government Properties Income Trust REIT	119	1,886
National Storage Affiliates Trust REIT	61	1,880
First Commonwealth Financial Corp.	121	1,877
Infinity Property & Casualty Corp.	13	1,851
Houlihan Lokey, Inc.	36	1,844
Walker & Dunlop, Inc.	33	1,836
Four Corners Property Trust, Inc. REIT	74	1,823
Washington Prime Group, Inc. REIT	224	1,817
American Assets Trust, Inc. REIT	47	1,800
Brookline Bancorp, Inc.	96	1,786
Park National Corp.	16	1,783
Summit Hotel Properties, Inc. REIT	124	1,774
S&T Bancorp, Inc.	41	1,773
Seacoast Banking Corporation of Florida*	56	1,768
Westamerica Bancorporation	31	1,752
Artisan Partners Asset Management, Inc. — Class A	58	1,749
Waddell & Reed Financial, Inc. — Class A1	97	1,743
Independent Bank Group, Inc.	26	1,737
Sandy Spring Bancorp, Inc.	42	1,722
Select Income REIT	76	1,708
OceanFirst Financial Corp.	57	1,708
Kite Realty Group Trust REIT	99	1,691
First Interstate BancSystem, Inc. — Class A	40	1,688
First Busey Corp.	53	1,681
Global Net Lease, Inc. REIT	81	1,655
Seritage Growth Properties REIT[1]	39	1,655
Ladder Capital Corp. — Class A REIT	105	1,640
Cadence BanCorp	56	1,617
Boston Private Financial Holdings, Inc.	100	1,590
Kearny Financial Corp.	117	1,574
Tompkins Financial Corp.	18	1,546
Safety Insurance Group, Inc.	18	1,537
Employers Holdings, Inc.	38	1,528
Monmouth Real Estate Investment Corp. REIT	92	1,521
HFF, Inc. — Class A	44	1,511
Enterprise Financial Services Corp.	28	1,511
State Bank Financial Corp.	45	1,503
CareTrust REIT, Inc.	90	1,502
Redwood Trust, Inc. REIT	91	1,499
Enova International, Inc.*	40	1,462
LendingClub Corp.*	382	1,448
FGL Holdings*	171	1,435
Heritage Financial Corp.	41	1,429
Navigators Group, Inc.	25	1,425
BrightSphere Investment Group plc	99	1,412
Lakeland Financial Corp.	29	1,397
First Bancorp	34	1,391
CYS Investments, Inc. REIT	185	1,387
Piper Jaffray Cos.	18	1,383
PennyMac Mortgage Investment Trust REIT	72	1,367
Americold Realty Trust REIT	62	1,365
United Fire Group, Inc.	25	1,363
Tier REIT, Inc.	57	1,355
City Holding Co.	18	1,354
National Bank Holdings Corp. — Class A	35	1,351
Southside Bancshares, Inc.	40	1,347
Beneficial Bancorp, Inc.	82	1,328
AMERISAFE, Inc.	23	1,328
Kinsale Capital Group, Inc.	24	1,317
BancFirst Corp.	22	1,302
Universal Insurance Holdings, Inc.	37	1,299
Nelnet, Inc. — Class A	22	1,285
PJT Partners, Inc. — Class A	24	1,281
CorePoint Lodging, Inc. REIT*	49	1,269
WisdomTree Investments, Inc.	138	1,253
Ramco-Gershenson Properties Trust REIT	94	1,242
Flagstar Bancorp, Inc.*	36	1,233
Third Point Reinsurance Ltd.*	98	1,225
NMI Holdings, Inc. — Class A*	75	1,222
James River Group Holdings Ltd.	31	1,218

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 19.1% (continued)
Financial - 4.8% (continued)
Stewart Information Services Corp.	28	$1,206
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	60	1,185
Triumph Bancorp, Inc.*	29	1,182
Aircastle Ltd.	57	1,169
RE/MAX Holdings, Inc. — Class A	22	1,154
Alexander's, Inc. REIT	3	1,148
ARMOUR Residential REIT, Inc.	50	1,140
Encore Capital Group, Inc.*	31	1,135
InfraREIT, Inc.	51	1,131
Cohen & Steers, Inc.	27	1,126
CBL & Associates Properties, Inc. REIT[1]	202	1,125
Chatham Lodging Trust REIT	53	1,125
Trupanion, Inc.*	29	1,119
Bryn Mawr Bank Corp.	24	1,111
Getty Realty Corp. REIT	39	1,099
Meridian Bancorp, Inc.	57	1,092
Easterly Government Properties, Inc. REIT	55	1,087
Independence Realty Trust, Inc. REIT	105	1,083
Hanmi Financial Corp.	38	1,077
Ambac Financial Group, Inc.*	54	1,072
Lakeland Bancorp, Inc.	54	1,072
Meta Financial Group, Inc.	11	1,071
Franklin Street Properties Corp. REIT	125	1,070
United Financial Bancorp, Inc.	61	1,069
Washington Trust Bancorp, Inc.	18	1,046
Preferred Bank/Los Angeles CA	17	1,045
R1 RCM, Inc.*	120	1,042
Virtus Investment Partners, Inc.	8	1,024
MTGE Investment Corp. REIT	52	1,019
Banc of California, Inc.	52	1,017
1st Source Corp.	19	1,015
Central Pacific Financial Corp.	35	1,003
Capstead Mortgage Corp. REIT	111	993
Columbia Financial, Inc.*	60	993
Stock Yards Bancorp, Inc.	26	992
TrustCo Bank Corp. NY	111	988
Carolina Financial Corp.	23	987
Federal Agricultural Mortgage Corp. — Class C	11	984
INTL FCStone, Inc.*	19	982
MBIA, Inc.*	107	967
CoBiz Financial, Inc.	45	967
Customers Bancorp, Inc.*	34	965
Cass Information Systems, Inc.	14	963
Univest Corporation of Pennsylvania	35	962
Universal Health Realty Income Trust REIT	15	960
Granite Point Mortgage Trust, Inc. REIT	52	954
Live Oak Bancshares, Inc.	31	950
Community Trust Bancorp, Inc.	19	949
FBL Financial Group, Inc. — Class A	12	945
Marcus & Millichap, Inc.*	24	936
Horizon Bancorp, Inc.	45	931
Guaranty Bancorp	31	924
Hersha Hospitality Trust REIT	43	922
National Western Life Group, Inc. — Class A	3	922
Pennsylvania Real Estate Investment Trust	82	901
TriCo Bancshares	24	899
ConnectOne Bancorp, Inc.	36	896
German American Bancorp, Inc.	25	896
Veritex Holdings, Inc.*	28	870
Northfield Bancorp, Inc.	52	864
Flushing Financial Corp.	33	861
Midland States Bancorp, Inc.	25	856
iStar, Inc. REIT*	79	852
Ashford Hospitality Trust, Inc. REIT	103	834
National Commerce Corp.*	18	833
NorthStar Realty Europe Corp. REIT	57	826
Camden National Corp.	18	823
Origin Bancorp, Inc.	20	819
Investment Technology Group, Inc.	39	816
Heritage Commerce Corp.	48	816
Hamilton Lane, Inc. — Class A	17	815
HomeStreet, Inc.*	30	808
St. Joe Co.*	45	808
New York Mortgage Trust, Inc. REIT[1]	134	805
First Defiance Financial Corp.	12	805
Armada Hoffler Properties, Inc. REIT	54	805
Investors Real Estate Trust REIT	144	796
Urstadt Biddle Properties, Inc. — Class A REIT	35	792
Diamond Hill Investment Group, Inc.	4	778
World Acceptance Corp.*	7	777
TPG RE Finance Trust, Inc. REIT	38	772
Oritani Financial Corp.	47	761
CBTX, Inc.	23	760
First Foundation, Inc.*	41	760
Peoples Bancorp, Inc.	20	756
CatchMark Timber Trust, Inc. — Class A REIT	59	751
Saul Centers, Inc. REIT	14	750
Preferred Apartment Communities, Inc. — Class A REIT	44	748
First of Long Island Corp.	30	745
Great Southern Bancorp, Inc.	13	744
Dime Community Bancshares, Inc.	38	741
Greenhill & Company, Inc.	26	738
OFG Bancorp	52	731
Peapack Gladstone Financial Corp.	21	726

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 19.1% (continued)
Financial - 4.8% (continued)
Bridge Bancorp, Inc.	20	$719
BBX Capital Corp.	79	713
QCR Holdings, Inc.	15	712
RMR Group, Inc. — Class A	9	706
TriState Capital Holdings, Inc.*	27	705
Mercantile Bank Corp.	19	702
Opus Bank	24	689
Independent Bank Corp.	27	688
Arbor Realty Trust, Inc. REIT	66	688
New Senior Investment Group, Inc. REIT	90	681
People's Utah Bancorp	19	678
Equity Bancshares, Inc. — Class A*	16	664
Old Line Bancshares, Inc.	19	663
Fidelity Southern Corp.	26	661
FB Financial Corp.	16	652
United Community Financial Corp.	59	649
Bank of Marin Bancorp	8	647
AG Mortgage Investment Trust, Inc. REIT	34	639
First Community Bancshares, Inc.	20	637
Maiden Holdings Ltd.	82	636
Community Healthcare Trust, Inc. REIT	21	627
Financial Institutions, Inc.	19	625
Blue Hills Bancorp, Inc.	28	622
Bancorp, Inc.*	59	617
Gladstone Commercial Corp. REIT	32	615
Front Yard Residential Corp. REIT	59	615
Nationstar Mortgage Holdings, Inc.*	35	614
Atlantic Capital Bancshares, Inc.*	31	609
Allegiance Bancshares, Inc.*	14	607
Westwood Holdings Group, Inc.	10	595
First Financial Corp.	13	590
FRP Holdings, Inc.*	9	583
Anworth Mortgage Asset Corp. REIT	116	577
NexPoint Residential Trust, Inc. REIT	20	569
State Auto Financial Corp.	19	568
UMH Properties, Inc. REIT	37	568
HomeTrust Bancshares, Inc.*	20	563
Ocwen Financial Corp.*	142	562
Whitestone REIT — Class B	45	562
Green Bancorp, Inc.	26	562
City Office REIT, Inc.	43	552
Nicolet Bankshares, Inc.*	10	551
First Mid-Illinois Bancshares, Inc.	14	550
RBB Bancorp	17	546
Bar Harbor Bankshares	18	545
Republic Bancorp, Inc. — Class A	12	544
Merchants Bancorp	19	542
B. Riley Financial, Inc.	24	541
CNB Financial Corp.	18	541
First Bancshares, Inc.	15	539
Industrial Logistics Properties Trust REIT	24	536
Spirit MTA REIT*	52	536
Waterstone Financial, Inc.	31	529
CorEnergy Infrastructure Trust, Inc. REIT	14	526
Franklin Financial Network, Inc.*	14	526
Access National Corp.	18	515
Greenlight Capital Re Ltd. — Class A*	36	511
Western Asset Mortgage Capital Corp. REIT	49	511
Arrow Financial Corp.	14	510
eHealth, Inc.*	23	508
Old Second Bancorp, Inc.	35	504
Cedar Realty Trust, Inc. REIT	105	496
Farmers National Banc Corp.	31	494
First Connecticut Bancorp, Inc.	16	490
United Insurance Holdings Corp.	25	489
Orchid Island Capital, Inc. REIT	65	489
West Bancorporation, Inc.	19	478
PennyMac Financial Services, Inc. — Class A*	24	472
Farmers Capital Bank Corp.	9	469
Health Insurance Innovations, Inc. — Class A*	14	453
Sierra Bancorp	16	452
One Liberty Properties, Inc. REIT	17	449
Byline Bancorp, Inc.*	20	447
Enterprise Bancorp, Inc.	11	445
Farmers & Merchants Bancorp Incorporated/Archbold OH	11	444
Ares Commercial Real Estate Corp. REIT	32	442
Hingham Institution for Savings	2	439
MidWestOne Financial Group, Inc.	13	439
Citizens, Inc.*	56	436
Cowen, Inc. — Class A*	31	429
Southern National Bancorp of Virginia, Inc.	24	428
Metropolitan Bank Holding Corp.*	8	420
Home Bancorp, Inc.	9	419
Ladenburg Thalmann Financial Services, Inc.	123	418
Republic First Bancorp, Inc.*	53	416
On Deck Capital, Inc.*	59	413
PHH Corp.*	38	413
Heritage Insurance Holdings, Inc.[1]	24	400
American National Bankshares, Inc.	10	400
PCSB Financial Corp.	20	397
Dynex Capital, Inc. REIT	60	392
Global Indemnity Ltd	10	390
Regional Management Corp.*	11	385

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 19.1% (continued)
Financial - 4.8% (continued)
Newmark Group, Inc. — Class A	27	$384
Macatawa Bank Corp.	31	376
Peoples Financial Services Corp.	8	376
KKR Real Estate Finance Trust, Inc.	19	376
MedEquities Realty Trust, Inc. REIT	34	375
HCI Group, Inc.	9	374
Investors Title Co.	2	369
Exantas Capital Corp. REIT	36	366
Braemar Hotels & Resorts, Inc. REIT	32	365
Western New England Bancorp, Inc.	33	363
Charter Financial Corp.	15	362
Citizens & Northern Corp.	14	362
SmartFinancial, Inc.*	14	361
Southern First Bancshares, Inc.*	8	354
Altisource Portfolio Solutions S.A.*	12	350
Summit Financial Group, Inc.	13	349
Cambridge Bancorp	4	346
BSB Bancorp, Inc.*	10	344
Sutherland Asset Management Corp. REIT	21	341
Arlington Asset Investment Corp. — Class A	33	340
First Bancorp, Inc.	12	339
Reliant Bancorp, Inc.	12	337
Oppenheimer Holdings, Inc. — Class A	12	336
Farmland Partners, Inc. REIT	38	334
National Bankshares, Inc.	7	325
FedNat Holding Co.	14	323
Northrim BanCorp, Inc.	8	316
Southern Missouri Bancorp, Inc.	8	312
WMIH Corp.*	232	311
Ames National Corp.	10	308
Consolidated-Tomoka Land Co.	5	307
Capital City Bank Group, Inc.	13	307
First Internet Bancorp	9	307
Codorus Valley Bancorp, Inc.	10	307
HarborOne Bancorp, Inc.*	16	303
BankFinancial Corp.	17	300
Goosehead Insurance, Inc. — Class A*	12	300
Marlin Business Services Corp.	10	299
Baycom Corp.*	12	297
Guaranty Bancshares, Inc.	9	296
Safeguard Scientifics, Inc.*	23	294
Innovative Industrial Properties, Inc. REIT	8	293
Business First Bancshares, Inc.	11	290
Howard Bancorp, Inc.*	16	288
Jernigan Capital, Inc. REIT	15	286
Shore Bancshares, Inc.	15	285
Sterling Bancorp, Inc.	21	281
Territorial Bancorp, Inc.	9	279
First Bank/Hamilton NJ	20	278
EMC Insurance Group, Inc.	10	278
Evans Bancorp, Inc.	6	277
Investar Holding Corp.	10	276
ACNB Corp.	8	272
Penns Woods Bancorp, Inc.	6	269
Baldwin & Lyons, Inc. — Class B	11	268
SB One Bancorp	9	267
Civista Bancshares, Inc.	11	267
MutualFirst Financial, Inc.	7	264
Ohio Valley Banc Corp.	5	262
Timberland Bancorp, Inc.	7	261
First Business Financial Services, Inc.	10	260
Union Bankshares, Inc.	5	259
Central Valley Community Bancorp	12	254
FS Bancorp, Inc.	4	253
Norwood Financial Corp.	7	252
C&F Financial Corp.	4	250
Cherry Hill Mortgage Investment Corp. REIT	14	250
Bluerock Residential Growth REIT, Inc.	28	250
GAIN Capital Holdings, Inc.	33	249
Forestar Group, Inc.*	12	249
Great Ajax Corp. REIT	19	249
Bank of Commerce Holdings	19	242
Entegra Financial Corp.*	8	234
Orrstown Financial Services, Inc.	9	234
Bank of Princeton*	7	233
Community Bankers Trust Corp.*	26	233
Century Bancorp, Inc. — Class A	3	229
First Community Corp.	9	226
MidSouth Bancorp, Inc.	17	225
Bankwell Financial Group, Inc.	7	225
BCB Bancorp, Inc.	15	225
Curo Group Holdings Corp.*	9	225
Premier Financial Bancorp, Inc.	12	224
MBT Financial Corp.	21	224
FNB Bancorp	6	220
Riverview Bancorp, Inc.	26	220
LCNB Corp.	11	217
First Choice Bancorp	7	214
Stratus Properties, Inc.*	7	214
Mid Penn Bancorp, Inc.	6	209
CB Financial Services, Inc.	6	206
1st Constitution Bancorp	9	206
Unity Bancorp, Inc.	9	205
Tiptree, Inc. — Class A	30	204
NI Holdings, Inc.*	12	203
Middlefield Banc Corp.	4	203
Gladstone Land Corp. REIT	16	203
Chemung Financial Corp.	4	200
Independence Holding Co.	6	199
Luther Burbank Corp.	17	196
First Financial Northwest, Inc.	10	195
Global Medical REIT, Inc.	22	195
Malvern Bancorp, Inc.*	8	195
Prudential Bancorp, Inc.	10	193
Peoples Bancorp of North Carolina, Inc.	6	192

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 19.1% (continued)
Financial - 4.8% (continued)
SI Financial Group, Inc.	13	$192
First Northwest Bancorp*	12	192
OP Bancorp*	15	191
Safety Income & Growth, Inc. REIT	10	190
Select Bancorp, Inc.*	14	189
Fidelity D&D Bancorp, Inc.	3	186
Kingstone Companies, Inc.	11	186
Pacific Mercantile Bancorp*	19	185
Esquire Financial Holdings, Inc.*	7	185
Pzena Investment Management, Inc. — Class A	20	184
Oak Valley Bancorp	8	183
MVB Financial Corp.	10	180
United Security Bancshares	16	179
Elevate Credit, Inc.*	21	178
Community Financial Corp.	5	177
Northeast Bancorp	8	174
ESSA Bancorp, Inc.	11	174
PDL Community Bancorp*	11	173
Capstar Financial Holdings, Inc.*	9	167
Parke Bancorp, Inc.	7	166
County Bancorp, Inc.	6	165
First United Corp.	8	164
Hallmark Financial Services, Inc.*	16	160
Clipper Realty, Inc. REIT	18	154
Donegal Group, Inc. — Class A	11	150
Auburn National Bancorporation, Inc.	3	149
First Savings Financial Group, Inc.	2	147
Silvercrest Asset Management Group, Inc. — Class A	9	147
Trinity Place Holdings, Inc.*	21	138
Greene County Bancorp, Inc.	4	136
GAMCO Investors, Inc. — Class A	5	134
Provident Bancorp, Inc.*	5	131
First Guaranty Bancshares, Inc.	5	130
BRT Apartments Corp. REIT	10	127
Boston Omaha Corp. — Class A*	6	126
Crawford & Co. — Class B	14	121
Impac Mortgage Holdings, Inc.*	12	114
Associated Capital Group, Inc. — Class A	3	114
Siebert Financial Corp.*	9	94
Maui Land & Pineapple Company, Inc.*	8	90
Bridgewater Bancshares, Inc.*	6	76
Transcontinental Realty Investors, Inc.*	2	67
Ashford, Inc.*	1	65
Spirit of Texas Bancshares, Inc.*	3	62
Unum Therapeutics, Inc.*	4	57
Level One Bancorp, Inc.	2	54
Griffin Industrial Realty, Inc.	1	44
Oconee Federal Financial Corp.	1	29
Total Financial		664,235
Consumer, Non-cyclical - 4.1%
LivaNova plc*	59	5,889
Haemonetics Corp.*	65	5,829
FibroGen, Inc.*	90	5,634
Loxo Oncology, Inc.*	32	5,551
Ligand Pharmaceuticals, Inc. — Class B*	25	5,179
Neogen Corp.*	61	4,892
HealthEquity, Inc.*	65	4,881
Brink's Co.	61	4,865
ASGN, Inc.*	61	4,770
Weight Watchers International, Inc.*	47	4,752
Performance Food Group Co.*	123	4,514
Globus Medical, Inc. — Class A*	87	4,390
Ultragenyx Pharmaceutical, Inc.*	57	4,382
Insperity, Inc.	46	4,382
Teladoc, Inc.*,1	75	4,354
Green Dot Corp. — Class A*	58	4,257
Korn/Ferry International	68	4,211
Array BioPharma, Inc.*	246	4,128
Darling Ingredients, Inc.*	197	3,916
Cimpress N.V.*	27	3,914
Inogen, Inc.*	21	3,913
Healthcare Services Group, Inc.	90	3,887
Deluxe Corp.	58	3,840
Immunomedics, Inc.*,1	159	3,764
Aaron's, Inc.	85	3,693
Amicus Therapeutics, Inc.*	229	3,577
Supernus Pharmaceuticals, Inc.*	59	3,531
Adtalem Global Education, Inc.*	72	3,463
Tenet Healthcare Corp.*	101	3,391
AMN Healthcare Services, Inc.*	57	3,340
Wright Medical Group N.V.*	128	3,323
Horizon Pharma plc*	200	3,312
Edgewell Personal Care Co.*	65	3,280
Avanos Medical, Inc.*	57	3,263
NuVasive, Inc.*	62	3,231
Ironwood Pharmaceuticals, Inc. — Class A*	167	3,193
Syneos Health, Inc.*	68	3,189
Lancaster Colony Corp.	23	3,184
Blueprint Medicines Corp.*	50	3,174
LHC Group, Inc.*	37	3,167
Helen of Troy Ltd.*	32	3,150
Spark Therapeutics, Inc.*	38	3,145
Medicines Co.*	83	3,046
Merit Medical Systems, Inc.*	59	3,021
Boston Beer Company, Inc. — Class A*	10	2,997
Heron Therapeutics, Inc.*	77	2,991
Amedisys, Inc.*	35	2,991
Portola Pharmaceuticals, Inc.*	79	2,984
TriNet Group, Inc.*	53	2,965
Myriad Genetics, Inc.*	79	2,952
Aerie Pharmaceuticals, Inc.*	43	2,905
Magellan Health, Inc.*	30	2,878
Travelport Worldwide Ltd.	152	2,818
Nevro Corp.*	35	2,795
J&J Snack Foods Corp.	18	2,745
Emergent BioSolutions, Inc.*	54	2,726
Novocure Ltd.*	87	2,723

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 19.1% (continued)
Consumer, Non-cyclical - 4.1% (continued)
FTI Consulting, Inc.*	45	$2,722
Global Blood Therapeutics, Inc.*	60	2,712
Avis Budget Group, Inc.*	83	2,697
Quidel Corp.*	40	2,660
Clovis Oncology, Inc.*	58	2,637
Sanderson Farms, Inc.	25	2,629
Arena Pharmaceuticals, Inc.*	60	2,616
United Natural Foods, Inc.*	61	2,602
Endo International plc*	271	2,556
Halozyme Therapeutics, Inc.*	151	2,547
Spectrum Pharmaceuticals, Inc.*	120	2,515
REGENXBIO, Inc.*	35	2,511
Foundation Medicine, Inc.*	18	2,461
Integer Holdings Corp.*	38	2,457
Prestige Brands Holdings, Inc.*	64	2,456
Sotheby's*	45	2,445
B&G Foods, Inc.[1]	79	2,362
iRhythm Technologies, Inc.*	29	2,353
Select Medical Holdings Corp.*	129	2,341
WD-40 Co.	16	2,340
ABM Industries, Inc.	80	2,334
Enanta Pharmaceuticals, Inc.*	20	2,318
Acceleron Pharma, Inc.*	47	2,280
Vector Group Ltd.	118	2,251
Patterson Companies, Inc.	99	2,244
Medifast, Inc.	14	2,242
Abaxis, Inc.	27	2,241
Matthews International Corp. — Class A	38	2,234
Repligen Corp.*	47	2,211
Monro, Inc.	38	2,208
CONMED Corp.	30	2,196
Intercept Pharmaceuticals, Inc.*	26	2,182
NxStage Medical, Inc.*	78	2,176
Insmed, Inc.*	92	2,176
HMS Holdings Corp.*	100	2,162
Ensign Group, Inc.	60	2,149
LifePoint Health, Inc.*	43	2,098
Xencor, Inc.*	56	2,073
Puma Biotechnology, Inc.*	35	2,070
Paylocity Holding Corp.*	35	2,060
Brookdale Senior Living, Inc. — Class A*	226	2,054
Cambrex Corp.*	39	2,040
AxoGen, Inc.*	40	2,010
Universal Corp.	30	1,982
Editas Medicine, Inc.*	55	1,971
Madrigal Pharmaceuticals, Inc.*	7	1,958
Zogenix, Inc.*	43	1,901
Akorn, Inc.*	113	1,875
Momenta Pharmaceuticals, Inc.*	91	1,861
PTC Therapeutics, Inc.*	55	1,855
Corcept Therapeutics, Inc.*	118	1,855
Mallinckrodt plc*,1	99	1,847
MyoKardia, Inc.*	37	1,837
McGrath RentCorp	29	1,835
Calavo Growers, Inc.	19	1,827
OPKO Health, Inc.*	388	1,824
ACADIA Pharmaceuticals, Inc.*	119	1,817
Atara Biotherapeutics, Inc.*	49	1,801
Diplomat Pharmacy, Inc.*	69	1,764
Sangamo Therapeutics, Inc.*	123	1,747
ACCO Brands Corp.	126	1,745
Cal-Maine Foods, Inc.*	38	1,742
USANA Health Sciences, Inc.*	15	1,730
Amneal Pharmaceuticals, Inc.*	105	1,723
BioTelemetry, Inc.*	38	1,710
Central Garden & Pet Co. — Class A*	42	1,700
Tivity Health, Inc.*	48	1,690
Varex Imaging Corp.*	45	1,669
Fresh Del Monte Produce, Inc.	37	1,648
Herc Holdings, Inc.*	29	1,634
Glaukos Corp.*	40	1,626
Hostess Brands, Inc.*	119	1,618
EVERTEC, Inc.	72	1,573
ICF International, Inc.	22	1,563
AnaptysBio, Inc.*	22	1,563
Pacira Pharmaceuticals, Inc.*	48	1,538
STAAR Surgical Co.*	49	1,519
ImmunoGen, Inc.*	155	1,508
National Beverage Corp.*	14	1,497
Alarm.com Holdings, Inc.*	37	1,494
Acorda Therapeutics, Inc.*	52	1,492
Audentes Therapeutics, Inc.*	39	1,490
Strayer Education, Inc.[1]	13	1,469
Luminex Corp.	49	1,447
Radius Health, Inc.*	49	1,444
US Physical Therapy, Inc.	15	1,440
Arrowhead Pharmaceuticals, Inc.*	105	1,428
MGP Ingredients, Inc.	16	1,421
CBIZ, Inc.*	61	1,403
Aimmune Therapeutics, Inc.*	52	1,398
NutriSystem, Inc.	36	1,386
Capella Education Co.	14	1,382
Viad Corp.[1]	25	1,356
Intersect ENT, Inc.*	36	1,348
Natus Medical, Inc.*	39	1,345
TrueBlue, Inc.*	49	1,321
Career Education Corp.*	81	1,310
Retrophin, Inc.*	48	1,309
Biohaven Pharmaceutical Holding Company Ltd.*	33	1,304
Iovance Biotherapeutics, Inc.*	99	1,267
Cardiovascular Systems, Inc.*	39	1,261
Genomic Health, Inc.*	25	1,260
TherapeuticsMD, Inc.*,1	198	1,236
Owens & Minor, Inc.	73	1,220
OraSure Technologies, Inc.*	73	1,202
Atrion Corp.	2	1,199
CryoLife, Inc.*	43	1,198
Navigant Consulting, Inc.*	54	1,196
Orthofix International N.V.*	21	1,193
Tandem Diabetes Care, Inc.*	54	1,189
Vanda Pharmaceuticals, Inc.*	62	1,181
Intrexon Corp.*,1	84	1,171
Cardtronics plc — Class A*	48	1,161
Dean Foods Co.	109	1,146
Innoviva, Inc.*	83	1,145

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 19.1% (continued)
Consumer, Non-cyclical - 4.1% (continued)
Theravance Biopharma, Inc.*	50	$1,134
Inter Parfums, Inc.	21	1,123
Dynavax Technologies Corp.*	73	1,113
AtriCure, Inc.*	41	1,109
Alder Biopharmaceuticals, Inc.*	70	1,106
Phibro Animal Health Corp. — Class A	24	1,105
K2M Group Holdings, Inc.*	49	1,102
Providence Service Corp.*	14	1,100
Revance Therapeutics, Inc.*	40	1,098
SpartanNash Co.	43	1,097
Esperion Therapeutics, Inc.*	28	1,097
Andersons, Inc.	32	1,094
Intellia Therapeutics, Inc.*	40	1,094
Tactile Systems Technology, Inc.*	21	1,092
Endocyte, Inc.*	79	1,090
G1 Therapeutics, Inc.*	25	1,086
Mirati Therapeutics, Inc.*	22	1,085
CytomX Therapeutics, Inc.*	47	1,074
Huron Consulting Group, Inc.*	26	1,063
Flexion Therapeutics, Inc.*	41	1,060
National Healthcare Corp.	15	1,056
Triple-S Management Corp. — Class B*	27	1,055
Simply Good Foods Co.*	73	1,054
Cerus Corp.*	156	1,040
Hertz Global Holdings, Inc.*	66	1,012
SP Plus Corp.*	27	1,004
Karyopharm Therapeutics, Inc.*	59	1,002
Eagle Pharmaceuticals, Inc.*	13	984
Omeros Corp.*	54	980
AngioDynamics, Inc.*	44	979
MacroGenics, Inc.*	47	971
Apellis Pharmaceuticals, Inc.*	44	968
Kforce, Inc.	28	960
Intra-Cellular Therapies, Inc.*	54	954
Cymabay Therapeutics, Inc.*	71	953
Athenex, Inc.*	51	952
TG Therapeutics, Inc.*	72	947
SUPERVALU, Inc.*	46	944
Kindred Healthcare, Inc.*	102	918
NeoGenomics, Inc.*	68	892
Surmodics, Inc.*	16	883
Laureate Education, Inc. — Class A*	61	874
Barrett Business Services, Inc.	9	869
Epizyme, Inc.*	63	854
Collegium Pharmaceutical, Inc.*	35	835
Kelly Services, Inc. — Class A	37	831
Heska Corp.*	8	830
Assembly Biosciences, Inc.*	21	823
Coca-Cola Bottling Company Consolidated	6	811
WaVe Life Sciences Ltd.*,1	21	803
American Public Education, Inc.*	19	800
AMAG Pharmaceuticals, Inc.*	41	800
Coherus Biosciences, Inc.*	57	798
Meridian Bioscience, Inc.	50	795
MiMedx Group, Inc.*,1	124	792
Quad/Graphics, Inc.	38	792
Team, Inc.*,1	34	785
Apollo Medical Holdings, Inc.*	30	776
Heidrick & Struggles International, Inc.	22	770
La Jolla Pharmaceutical Co.*	26	758
Sorrento Therapeutics, Inc.*	105	756
K12, Inc.*	46	753
Rent-A-Center, Inc.*,1	51	751
John B Sanfilippo & Son, Inc.	10	745
Chefs' Warehouse, Inc.*	26	741
Invacare Corp.	39	725
RadNet, Inc.*	48	720
Adamas Pharmaceuticals, Inc.*	27	697
Accelerate Diagnostics, Inc.*	31	691
Progenics Pharmaceuticals, Inc.*	85	683
Fate Therapeutics, Inc.*,1	60	680
Natera, Inc.*	36	678
Prothena Corporation plc*	46	671
BioCryst Pharmaceuticals, Inc.*	117	670
ANI Pharmaceuticals, Inc.*	10	668
Reata Pharmaceuticals, Inc. — Class A*	19	664
Dicerna Pharmaceuticals, Inc.*	54	661
GlycoMimetics, Inc.*	41	661
Amphastar Pharmaceuticals, Inc.*	43	656
Lantheus Holdings, Inc.*	45	655
Cutera, Inc.*	16	645
LSC Communications, Inc.	41	642
Weis Markets, Inc.	12	640
Aclaris Therapeutics, Inc.*	32	639
Five Prime Therapeutics, Inc.*	40	632
Lexicon Pharmaceuticals, Inc.*	52	624
Emerald Expositions Events, Inc.	30	618
Novavax, Inc.*	461	618
Tootsie Roll Industries, Inc.	20	617
Cara Therapeutics, Inc.*,1	32	613
Geron Corp.*,1	178	611
Ennis, Inc.	30	610
Akebia Therapeutics, Inc.*	61	609
Tejon Ranch Co.*	25	608
LeMaitre Vascular, Inc.	18	603
Medpace Holdings, Inc.*	14	602
CorVel Corp.*	11	594
Resources Connection, Inc.	35	592
ArQule, Inc.*	105	581
Primo Water Corp.*	33	577
Invitae Corp.*	77	566
Central Garden & Pet Co.*	13	565
Rigel Pharmaceuticals, Inc.*	199	563
Everi Holdings, Inc.*	78	562
Endologix, Inc.*	99	560
Sientra, Inc.*	28	546
Kura Oncology, Inc.*	30	546
Aduro Biotech, Inc.*	78	546
Anika Therapeutics, Inc.*	17	544
Abeona Therapeutics, Inc.*	34	544
Ingles Markets, Inc. — Class A	17	541
Optinose, Inc.*,1	19	532

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 19.1% (continued)
Consumer, Non-cyclical - 4.1% (continued)
Stemline Therapeutics, Inc.*	33	$530
Textainer Group Holdings Ltd.*	33	525
Pacific Biosciences of California, Inc.*	147	522
Innovate Biopharmaceuticals, Inc.*,1	22	519
Addus HomeCare Corp.*	9	515
Synergy Pharmaceuticals, Inc.*	296	515
CAI International, Inc.*	22	511
Voyager Therapeutics, Inc.*	26	508
Forrester Research, Inc.	12	503
Viking Therapeutics, Inc.*	53	503
Care.com, Inc.*	24	501
CASI Pharmaceuticals, Inc.*	60	494
Rocket Pharmaceuticals, Inc.*	25	491
National Research Corp. — Class A	13	486
RR Donnelley & Sons Co.	84	484
CareDx, Inc.*	39	477
ZIOPHARM Oncology, Inc.*	157	474
Cross Country Healthcare, Inc.*	42	472
Rhythm Pharmaceuticals, Inc.*	15	469
Cytokinetics, Inc.*	56	465
Achillion Pharmaceuticals, Inc.*	164	464
Lannett Company, Inc.*,1	34	462
Depomed, Inc.*	69	460
CRA International, Inc.	9	458
Hackett Group, Inc.	28	450
Eloxx Pharmaceuticals, Inc.*,1	26	444
Antares Pharma, Inc.*	172	444
Carriage Services, Inc. — Class A	18	442
Utah Medical Products, Inc.	4	441
Verastem, Inc.*	64	440
SEACOR Marine Holdings, Inc.*	19	439
Concert Pharmaceuticals, Inc.*	26	438
Vericel Corp.*	45	437
PDL BioPharma, Inc.*	180	421
Dova Pharmaceuticals, Inc.*	14	419
ViewRay, Inc.*	60	415
TransEnterix, Inc.*,1	94	410
BioScrip, Inc.*	139	407
Keryx Biopharmaceuticals, Inc.*,1	107	402
Accuray, Inc.*	98	402
Vectrus, Inc.*	13	401
Solid Biosciences, Inc.*	11	392
Albireo Pharma, Inc.*	11	391
CytoSorbents Corp.*	34	388
Paratek Pharmaceuticals, Inc.*	38	388
Oxford Immunotec Global plc*	30	387
Dermira, Inc.*	42	386
Inovio Pharmaceuticals, Inc.*	98	384
GenMark Diagnostics, Inc.*	60	383
e.l.f. Beauty, Inc.*	25	381
SIGA Technologies, Inc.*	63	374
MediciNova, Inc.*	47	374
Farmer Brothers Co.*	12	366
Catalyst Pharmaceuticals, Inc.*	117	365
Clearside Biomedical, Inc.*	34	363
ServiceSource International, Inc.*	92	362
Great Lakes Dredge & Dock Corp.*	68	357
Akcea Therapeutics, Inc.*,1	15	356
Bellicum Pharmaceuticals, Inc.*	48	354
Deciphera Pharmaceuticals, Inc.*	9	354
Adverum Biotechnologies, Inc.*	66	350
Nuvectra Corp.*	17	349
Community Health Systems, Inc.*,1	104	345
Limoneira Co.	14	345
22nd Century Group, Inc.*,1	140	344
ChemoCentryx, Inc.*	26	342
NanoString Technologies, Inc.*	25	342
Cadiz, Inc.*	26	341
Savara, Inc.*	30	340
Kadmon Holdings, Inc.*	84	335
Achaogen, Inc.*	38	329
Senseonics Holdings, Inc.*	80	329
Surgery Partners, Inc.*	22	328
MannKind Corp.*	169	321
Inspire Medical Systems, Inc.*	9	321
Kindred Biosciences, Inc.*	30	320
Pieris Pharmaceuticals, Inc.*	63	319
Turning Point Brands, Inc.	10	319
BioSpecifics Technologies Corp.*,1	7	314
Arbutus Biopharma Corp.*	43	314
Civitas Solutions, Inc.*	19	312
Marinus Pharmaceuticals, Inc.*	44	311
Craft Brew Alliance, Inc.*	15	310
Capital Senior Living Corp.*	29	309
CTI BioPharma Corp.*	62	309
Syros Pharmaceuticals, Inc.*	30	306
Minerva Neurosciences, Inc.*	37	305
RTI Surgical, Inc.*	65	299
Selecta Biosciences, Inc.*	22	292
Denali Therapeutics, Inc.*	19	290
Sienna Biopharmaceuticals, Inc.*	19	289
Corbus Pharmaceuticals Holdings, Inc.*,1	57	288
Zafgen, Inc.*	28	286
Rockwell Medical, Inc.*	57	281
AVEO Pharmaceuticals, Inc.*	123	278
Cellular Biomedicine Group, Inc.*	14	274
Franklin Covey Co.*	11	270
Durect Corp.*	172	268
Mersana Therapeutics, Inc.*	15	268
Homology Medicines, Inc.*	13	265
Village Super Market, Inc. — Class A	9	265
Ocular Therapeutix, Inc.*	39	263
Veracyte, Inc.*	28	262
Enzo Biochem, Inc.*	49	254
Vital Therapies, Inc.*	37	253
American Renal Associates Holdings, Inc.*	16	252
Chimerix, Inc.*	53	252
Cue Biopharma, Inc.*	21	249

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 19.1% (continued)
Consumer, Non-cyclical - 4.1% (continued)
Willdan Group, Inc.*	8	$248
Acacia Research Corp.*	59	245
PRGX Global, Inc.*	25	243
T2 Biosystems, Inc.*	31	240
Reis, Inc.	11	240
Avid Bioservices, Inc.*	61	239
Athersys, Inc.*	121	238
PolarityTE, Inc.*	10	235
MoneyGram International, Inc.*	35	234
Palatin Technologies, Inc.*	237	230
Natural Health Trends Corp.	9	225
Harvard Bioscience, Inc.*	42	225
Corium International, Inc.*	28	224
Idera Pharmaceuticals, Inc.*	169	223
Tetraphase Pharmaceuticals, Inc.*	61	218
Seneca Foods Corp. — Class A*	8	216
BioTime, Inc.*	104	214
OrthoPediatrics Corp.*	8	213
Aratana Therapeutics, Inc.*	50	213
Aeglea BioTherapeutics, Inc.*	20	212
Ampio Pharmaceuticals, Inc.*,1	96	211
Seres Therapeutics, Inc.*	24	206
Tocagen, Inc.*	22	206
Agenus, Inc.*	90	204
Insys Therapeutics, Inc.*,1	28	203
Miragen Therapeutics, Inc.*	31	199
Kala Pharmaceuticals, Inc.*	14	192
Helius Medical Technologies, Inc.*	20	190
Cambium Learning Group, Inc.*	17	190
Neos Therapeutics, Inc.*	30	188
Synlogic, Inc.*	19	187
Corvus Pharmaceuticals, Inc.*	17	187
BG Staffing, Inc.	8	186
FONAR Corp.*	7	186
Calithera Biosciences, Inc.*	37	185
Allena Pharmaceuticals, Inc.*	14	182
Cohbar, Inc.*	27	177
SeaSpine Holdings Corp.*	14	177
Odonate Therapeutics, Inc.*	8	177
Revlon, Inc. — Class A*	10	176
PFSweb, Inc.*	18	175
ChromaDex Corp.*	47	174
Celcuity, Inc.*	7	174
Quorum Health Corp.*	34	170
Teligent, Inc.*	49	170
Organovo Holdings, Inc.*	120	168
Evolus, Inc.*	6	168
NewLink Genetics Corp.*	35	167
Pulse Biosciences, Inc.*	11	167
Catalyst Biosciences, Inc.*	14	163
Tyme Technologies, Inc.*	51	161
Information Services Group, Inc.*	39	160
Alliance One International, Inc.*	10	158
Spring Bank Pharmaceuticals, Inc.*	13	154
Aldeyra Therapeutics, Inc.*	19	151
Smart & Final Stores, Inc.*	27	150
Ardelyx, Inc.*	40	148
Surface Oncology, Inc.*	9	147
Fennec Pharmaceuticals, Inc.*	14	146
XOMA Corp.*	7	146
Melinta Therapeutics, Inc.*	23	146
Pfenex, Inc.*	26	141
Natural Grocers by Vitamin Cottage, Inc.*	11	140
Ra Pharmaceuticals, Inc.*	14	139
Mustang Bio, Inc.*	20	138
Immune Design Corp.*	30	136
AAC Holdings, Inc.*	14	131
Jounce Therapeutics, Inc.*	17	130
Celsius Holdings, Inc.*	28	129
Nymox Pharmaceutical Corp.*	38	128
Alico, Inc.	4	127
Ovid therapeutics, Inc.*	16	125
Marrone Bio Innovations, Inc.*	66	121
Genesis Healthcare, Inc.*	53	121
Spero Therapeutics, Inc.*	8	117
Fortress Biotech, Inc.*	39	116
Calyxt, Inc.*	6	112
Zomedica Pharmaceuticals Corp.*	48	108
NantKwest, Inc.*	34	104
ADMA Biologics, Inc.*	23	104
Syndax Pharmaceuticals, Inc.*	14	98
Nature's Sunshine Products, Inc.*	10	94
GTx, Inc.*	6	92
UNITY Biotechnology, Inc.*	6	90
Quanterix Corp.*	6	86
Proteostasis Therapeutics, Inc.*	30	84
iRadimed Corp.*	4	83
Recro Pharma, Inc.*	16	80
Arcus Biosciences, Inc.*	6	73
resTORbio, Inc.*	8	73
Evelo Biosciences, Inc.*	6	71
Menlo Therapeutics, Inc.*	8	65
Molecular Templates, Inc.*	11	58
Arsanis, Inc.*	6	22
Total Consumer, Non-cyclical		570,127
Industrial - 2.6%
EMCOR Group, Inc.	70	5,333
Cree, Inc.*	122	5,072
Woodward, Inc.	65	4,996
Louisiana-Pacific Corp.	177	4,818
Trex Company, Inc.*	71	4,444
KLX, Inc.*	61	4,386
Axon Enterprise, Inc.*	64	4,044
MasTec, Inc.*	78	3,958
MSA Safety, Inc.	41	3,950
Proto Labs, Inc.*	33	3,925
Tetra Tech, Inc.	67	3,919
EnerSys	51	3,807
Tech Data Corp.*	46	3,777
Generac Holdings, Inc.*	73	3,776
RBC Bearings, Inc.*	29	3,736
Trinseo S.A.	52	3,689
Vishay Intertechnology, Inc.	159	3,689
KapStone Paper and Packaging Corp.	106	3,657

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 19.1% (continued)
Industrial - 2.6% (continued)
Rexnord Corp.*	125	$3,633
Hillenbrand, Inc.	76	3,583
SYNNEX Corp.	37	3,571
Summit Materials, Inc. — Class A*	136	3,570
Kennametal, Inc.	98	3,518
Dycom Industries, Inc.*	37	3,497
Barnes Group, Inc.	59	3,475
John Bean Technologies Corp.	38	3,378
TopBuild Corp.*	43	3,369
Golar LNG Ltd.	114	3,358
GATX Corp.	45	3,340
II-VI, Inc.*	75	3,259
Applied Industrial Technologies, Inc.	46	3,227
Simpson Manufacturing Company, Inc.	50	3,109
Moog, Inc. — Class A	39	3,040
KBR, Inc.	169	3,028
Belden, Inc.	49	2,995
Exponent, Inc.	62	2,995
Granite Construction, Inc.	53	2,950
Advanced Energy Industries, Inc.*	47	2,730
Watts Water Technologies, Inc. — Class A	34	2,666
Universal Forest Products, Inc.	72	2,637
Franklin Electric Company, Inc.	56	2,526
Saia, Inc.*	31	2,506
Builders FirstSource, Inc.*	137	2,506
Novanta, Inc.*	40	2,492
Itron, Inc.*	41	2,462
Rogers Corp.*	22	2,452
Aerojet Rocketdyne Holdings, Inc.*	83	2,448
JELD-WEN Holding, Inc.*	85	2,430
Sanmina Corp.*	82	2,403
Plexus Corp.*	40	2,382
Masonite International Corp.*	33	2,371
Esterline Technologies Corp.*	32	2,362
Covanta Holding Corp.	140	2,310
Kaman Corp.[1]	33	2,300
Chart Industries, Inc.*	37	2,282
SPX FLOW, Inc.*	50	2,189
Worthington Industries, Inc.	52	2,182
Advanced Disposal Services, Inc.*	88	2,181
Actuant Corp. — Class A	74	2,172
Mueller Water Products, Inc. — Class A	185	2,168
Brady Corp. — Class A	56	2,159
Werner Enterprises, Inc.	57	2,140
Harsco Corp.*	96	2,122
Albany International Corp. — Class A	35	2,105
Atlas Air Worldwide Holdings, Inc.*	29	2,079
Forward Air Corp.	35	2,068
Boise Cascade Co.	46	2,056
Comfort Systems USA, Inc.	44	2,015
Mueller Industries, Inc.	68	2,007
Greenbrier Companies, Inc.	38	2,005
Hub Group, Inc. — Class A*	40	1,992
Cubic Corp.	31	1,990
Matson, Inc.	51	1,957
TTM Technologies, Inc.*	111	1,957
Evoqua Water Technologies Corp.*	92	1,886
Aerovironment, Inc.*	26	1,857
AAR Corp.	39	1,813
ESCO Technologies, Inc.	31	1,789
SPX Corp.*	51	1,787
EnPro Industries, Inc.	25	1,749
Tennant Co.	22	1,738
Methode Electronics, Inc.	43	1,733
Benchmark Electronics, Inc.	58	1,691
Sun Hydraulics Corp.	35	1,687
Astec Industries, Inc.	28	1,674
AAON, Inc.	50	1,662
US Ecology, Inc.	26	1,656
Federal Signal Corp.	71	1,654
Raven Industries, Inc.	43	1,653
Patrick Industries, Inc.*	29	1,649
Greif, Inc. — Class A	31	1,640
Fitbit, Inc. — Class A*	250	1,632
Knowles Corp.*	106	1,622
TriMas Corp.*	55	1,617
KEMET Corp.*	66	1,594
Milacron Holdings Corp.*	84	1,590
Apogee Enterprises, Inc.	33	1,590
Fabrinet*	43	1,586
Air Transport Services Group, Inc.*	70	1,581
Badger Meter, Inc.	35	1,564
American Woodmark Corp.*	17	1,556
OSI Systems, Inc.*	20	1,546
Advanced Drainage Systems, Inc.	54	1,542
Standex International Corp.	15	1,533
Ship Finance International Ltd.	101	1,510
Altra Industrial Motion Corp.[1]	34	1,465
CTS Corp.	40	1,440
Gibraltar Industries, Inc.*	38	1,425
Continental Building Products, Inc.*	45	1,420
ArcBest Corp.	31	1,417
Primoris Services Corp.	51	1,389
AZZ, Inc.	31	1,347
Lindsay Corp.	13	1,261
Kadant, Inc.	13	1,250
PGT Innovations, Inc.*	58	1,209
Casella Waste Systems, Inc. — Class A*	47	1,204
Kratos Defense & Security Solutions, Inc.*	103	1,186
Triumph Group, Inc.	59	1,156
Encore Wire Corp.	24	1,139
Columbus McKinnon Corp.	26	1,127
Stoneridge, Inc.*	32	1,124
Sturm Ruger & Company, Inc.	20	1,120
Manitowoc Company, Inc.*	43	1,112
Marten Transport Ltd.	47	1,102

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 19.1% (continued)
Industrial - 2.6% (continued)
Multi-Color Corp.	17	$1,099
NCI Building Systems, Inc.*	52	1,092
FARO Technologies, Inc.*	20	1,087
Alamo Group, Inc.	12	1,084
Cactus, Inc. — Class A*	32	1,081
Heartland Express, Inc.	57	1,057
Chase Corp.	9	1,055
Aegion Corp. — Class A*	39	1,004
Scorpio Tankers, Inc.	355	998
US Concrete, Inc.*	19	997
Atkore International Group, Inc.*	48	997
Echo Global Logistics, Inc.*	34	995
Applied Optoelectronics, Inc.*	22	988
GasLog Ltd.	49	936
Astronics Corp.*	26	935
Briggs & Stratton Corp.	50	881
Lydall, Inc.*	20	873
Vicor Corp.*	20	871
AVX Corp.	55	862
Mesa Laboratories, Inc.	4	844
GoPro, Inc. — Class A*,1	131	844
Tidewater, Inc.*	29	839
Hyster-Yale Materials Handling, Inc.	13	835
Tutor Perini Corp.*	45	830
Global Brass & Copper Holdings, Inc.	26	815
American Outdoor Brands Corp.*	64	770
TimkenSteel Corp.*	47	768
National Presto Industries, Inc.	6	744
CIRCOR International, Inc.	20	739
Quanex Building Products Corp.	41	736
Gorman-Rupp Co.	21	735
Insteel Industries, Inc.	22	735
NVE Corp.	6	731
Control4 Corp.*	30	729
Tredegar Corp.	31	729
DXP Enterprises, Inc.*	19	726
DMC Global, Inc.	16	718
Myers Industries, Inc.	37	710
Argan, Inc.	17	696
NV5 Global, Inc.*	10	693
MYR Group, Inc.*	19	674
Ichor Holdings Ltd.*,1	31	658
Teekay Corp.	83	643
Griffon Corp.	35	623
NN, Inc.	32	605
International Seaways, Inc.*	26	602
Electro Scientific Industries, Inc.*	38	599
ZAGG, Inc.*	33	571
SunPower Corp. — Class A*,1	74	568
Kimball Electronics, Inc.*	31	567
Haynes International, Inc.	15	551
Frontline Ltd.*	92	537
Park Electrochemical Corp.	23	533
Scorpio Bulkers, Inc.	70	497
Daseke, Inc.*	50	496
DHT Holdings, Inc.	102	478
VSE Corp.	10	478
CryoPort, Inc.*,1	30	473
Costamare, Inc.	59	471
Vishay Precision Group, Inc.*	12	458
Nordic American Tankers Ltd.	170	456
Covenant Transportation Group, Inc. — Class A*	14	441
Ducommun, Inc.*	13	430
Energous Corp.*	28	415
Park-Ohio Holdings Corp.	11	410
Caesarstone Ltd.	27	408
Sterling Construction Company, Inc.*	31	404
Greif, Inc. — Class B	7	403
Mistras Group, Inc.*	21	396
YRC Worldwide, Inc.*	39	392
Powell Industries, Inc.	11	383
Allied Motion Technologies, Inc.	8	383
Armstrong Flooring, Inc.*	26	365
American Railcar Industries, Inc.[1]	9	355
Hill International, Inc.*	59	348
Energy Recovery, Inc.*	43	347
Heritage-Crystal Clean, Inc.*	17	342
ShotSpotter, Inc.*	9	341
Omega Flex, Inc.	4	316
Eagle Bulk Shipping, Inc.*	58	316
Hurco Companies, Inc.	7	313
Graham Corp.	11	284
IntriCon Corp.*	7	282
Ardmore Shipping Corp.*	34	279
LB Foster Co. — Class A*	12	275
Orion Group Holdings, Inc.*	33	273
Teekay Tankers Ltd. — Class A	231	270
Overseas Shipholding Group, Inc. — Class A*	69	268
nLight, Inc.*	8	264
GP Strategies Corp.*	15	264
Universal Logistics Holdings, Inc.	10	263
Advanced Emissions Solutions, Inc.	23	261
Twin Disc, Inc.*	10	248
UFP Technologies, Inc.*	8	247
FreightCar America, Inc.	14	235
USA Truck, Inc.*	10	235
Bel Fuse, Inc. — Class B	11	230
Sparton Corp.*	12	228
Manitex International, Inc.*	18	225
Olympic Steel, Inc.	11	225
CECO Environmental Corp.	36	221
Forterra, Inc.*	22	214
Northwest Pipe Co.*	11	213
Dorian LPG Ltd.*	27	206
Napco Security Technologies, Inc.*	14	205
AquaVenture Holdings Ltd.*	13	203
Safe Bulkers, Inc.*	59	201
Synalloy Corp.	10	200
Eastern Co.	7	196

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 19.1% (continued)
Industrial - 2.6% (continued)
Infrastructure and Energy Alternatives, Inc.*	21	$196
Lawson Products, Inc.*	8	195
Pure Cycle Corp.*	20	191
Fluidigm Corp.*	32	191
Turtle Beach Corp.*	9	183
Radiant Logistics, Inc.*	45	176
IES Holdings, Inc.*	10	167
General Finance Corp.*	12	163
Gencor Industries, Inc.*	10	162
PAM Transportation Services, Inc.*	3	141
Genco Shipping & Trading Ltd.*	9	140
Iteris, Inc.*	28	135
LSB Industries, Inc.*	25	133
Willis Lease Finance Corp.*	4	126
Babcock & Wilcox Enterprises, Inc.*	39	93
NL Industries, Inc.*	10	87
Total Industrial		360,052
Consumer, Cyclical - 2.4%
Five Below, Inc.*	66	6,449
Texas Roadhouse, Inc. — Class A	82	5,372
FirstCash, Inc.	54	4,852
Planet Fitness, Inc. — Class A*	107	4,702
American Eagle Outfitters, Inc.	194	4,511
Deckers Outdoor Corp.*	39	4,403
Ollie's Bargain Outlet Holdings, Inc.*	60	4,350
ILG, Inc.	127	4,195
Churchill Downs, Inc.	14	4,151
SiteOne Landscape Supply, Inc.*	48	4,030
Signet Jewelers Ltd.	71	3,958
Wolverine World Wide, Inc.	112	3,894
Steven Madden Ltd.	70	3,717
Cracker Barrel Old Country Store, Inc.[1]	23	3,593
Dana, Inc.	177	3,574
Beacon Roofing Supply, Inc.*	82	3,495
Boyd Gaming Corp.	100	3,466
Penn National Gaming, Inc.*	102	3,426
Bed Bath & Beyond, Inc.	163	3,248
Scientific Games Corp. — Class A*	66	3,244
SkyWest, Inc.	62	3,218
RH*,1	23	3,213
UniFirst Corp.	18	3,184
Eldorado Resorts, Inc.*	80	3,128
Jack in the Box, Inc.	36	3,064
Spirit Airlines, Inc.*	83	3,017
TRI Pointe Group, Inc.*	183	2,994
Marriott Vacations Worldwide Corp.	26	2,937
Cooper-Standard Holdings, Inc.*	22	2,875
Cheesecake Factory, Inc.	52	2,863
KB Home	104	2,833
Taylor Morrison Home Corp. — Class A*	136	2,826
Red Rock Resorts, Inc. — Class A	83	2,781
Lithia Motors, Inc. — Class A	29	2,743
LCI Industries	30	2,704
Tenneco, Inc.	61	2,681
Tupperware Brands Corp.	62	2,557
Brinker International, Inc.	53	2,523
iRobot Corp.*	33	2,500
Mobile Mini, Inc.	53	2,486
PriceSmart, Inc.	27	2,444
Herman Miller, Inc.	72	2,441
Navistar International Corp.*	59	2,403
Sally Beauty Holdings, Inc.*	148	2,372
G-III Apparel Group Ltd.*	52	2,309
Children's Place, Inc.	19	2,295
Dave & Buster's Entertainment, Inc.*	48	2,285
Anixter International, Inc.*	36	2,279
Allegiant Travel Co. — Class A	16	2,223
Roku, Inc.*,1	52	2,216
Rite Aid Corp.*	1,270	2,197
Hawaiian Holdings, Inc.	61	2,193
Dorman Products, Inc.*	32	2,186
DSW, Inc. — Class A	83	2,143
Big Lots, Inc.	51	2,131
Pinnacle Entertainment, Inc.*	63	2,125
Callaway Golf Co.	112	2,125
American Axle & Manufacturing Holdings, Inc.*	135	2,101
Cavco Industries, Inc.*	10	2,076
Meritor, Inc.*	100	2,057
Fox Factory Holding Corp.*	44	2,048
Bloomin' Brands, Inc.	101	2,030
Meritage Homes Corp.*	46	2,022
Abercrombie & Fitch Co. — Class A	82	2,007
Shake Shack, Inc. — Class A*,1	30	1,985
HNI Corp.	52	1,934
Triton International Ltd.	63	1,932
Wingstop, Inc.	35	1,824
GameStop Corp. — Class A1	121	1,763
Gentherm, Inc.*	44	1,729
Caleres, Inc.	50	1,720
Asbury Automotive Group, Inc.*	25	1,714
La-Z-Boy, Inc.	56	1,714
Office Depot, Inc.	671	1,711
BMC Stock Holdings, Inc.*	81	1,689
MDC Holdings, Inc.	54	1,662
Oxford Industries, Inc.	20	1,660
World Fuel Services Corp.	81	1,653
Interface, Inc. — Class A	71	1,629
Cooper Tire & Rubber Co.	61	1,604
Rush Enterprises, Inc. — Class A*	36	1,562
Installed Building Products, Inc.*	27	1,527
Cannae Holdings, Inc.*	82	1,521
Group 1 Automotive, Inc.	24	1,512
Tailored Brands, Inc.	59	1,506
Winnebago Industries, Inc.	37	1,502
BJ's Restaurants, Inc.	25	1,500
National Vision Holdings, Inc.*	41	1,499
Guess?, Inc.	70	1,498

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 19.1% (continued)
Consumer, Cyclical - 2.4% (continued)
Dine Brands Global, Inc.	20	$1,496
Sonic Corp.[1]	43	1,480
Fossil Group, Inc.*	55	1,478
IMAX Corp.*	66	1,462
Crocs, Inc.*	82	1,444
SeaWorld Entertainment, Inc.*	66	1,440
H&E Equipment Services, Inc.	38	1,429
Liberty TripAdvisor Holdings, Inc. — Class A*	87	1,401
Papa John's International, Inc.	27	1,369
Steelcase, Inc. — Class A	101	1,364
Dillard's, Inc. — Class A1	14	1,323
International Speedway Corp. — Class A	29	1,296
Wabash National Corp.	69	1,288
Sleep Number Corp.*	44	1,277
LGI Homes, Inc.*,1	22	1,270
Standard Motor Products, Inc.	26	1,257
Chico's FAS, Inc.	154	1,254
At Home Group, Inc.*	32	1,253
Core-Mark Holding Company, Inc.	55	1,248
Douglas Dynamics, Inc.	26	1,248
ScanSource, Inc.*	30	1,209
Knoll, Inc.	58	1,207
Denny's Corp.*	75	1,195
Belmond Ltd. — Class A*	107	1,193
Modine Manufacturing Co.*	59	1,077
Vista Outdoor, Inc.*	69	1,069
PetMed Express, Inc.[1]	24	1,057
GMS, Inc.*	39	1,057
Acushnet Holdings Corp.	42	1,027
Malibu Boats, Inc. — Class A*	24	1,007
AMC Entertainment Holdings, Inc. — Class A1	63	1,002
Ruth's Hospitality Group, Inc.	35	982
Century Communities, Inc.*	31	978
Camping World Holdings, Inc. — Class A1	38	949
Buckle, Inc.[1]	34	915
Genesco, Inc.*	23	913
William Lyon Homes — Class A*	39	905
Freshpet, Inc.*	32	878
Movado Group, Inc.	18	869
J.C. Penney Company, Inc.*,1	371	868
M/I Homes, Inc.*	32	847
Fiesta Restaurant Group, Inc.*	29	832
Lumber Liquidators Holdings, Inc.*	34	828
Ascena Retail Group, Inc.*	207	825
Hudson Ltd. — Class A*	47	822
Express, Inc.*	89	814
Conn's, Inc.*	24	792
National CineMedia, Inc.	93	781
Red Robin Gourmet Burgers, Inc.*	16	746
Tower International, Inc.	23	731
Wesco Aircraft Holdings, Inc.*	65	731
EZCORP, Inc. — Class A*	60	723
Marcus Corp.	22	715
Regis Corp.*	43	711
Kimball International, Inc. — Class B	44	711
Ethan Allen Interiors, Inc.	29	711
Cato Corp. — Class A	27	665
Hooker Furniture Corp.	14	657
Titan International, Inc.	60	644
Party City Holdco, Inc.*	42	641
MCBC Holdings, Inc.*	22	637
Spartan Motors, Inc.	41	619
Chuy's Holdings, Inc.*	20	614
REV Group, Inc.	36	612
Carrols Restaurant Group, Inc.*	41	609
Sonic Automotive, Inc. — Class A	29	597
Essendant, Inc.	45	595
Golden Entertainment, Inc.*	22	594
Willscot Corp.*,1	39	577
Monarch Casino & Resort, Inc.*	13	573
Unifi, Inc.*	18	571
Nautilus, Inc.*	36	565
Drive Shack, Inc.*	73	564
Universal Electronics, Inc.*	17	562
Veritiv Corp.*	14	558
Zumiez, Inc.*	22	551
Beazer Homes USA, Inc.*	37	546
Del Taco Restaurants, Inc.*	38	539
Superior Industries International, Inc.	30	537
Hibbett Sports, Inc.*	23	527
Johnson Outdoors, Inc. — Class A	6	507
Haverty Furniture Companies, Inc.	23	497
Eros International plc*	38	494
MarineMax, Inc.*	26	493
Systemax, Inc.	14	481
Boot Barn Holdings, Inc.*	23	477
PC Connection, Inc.	14	465
Barnes & Noble, Inc.	71	451
Winmark Corp.	3	445
America's Car-Mart, Inc.*	7	433
Shoe Carnival, Inc.	13	422
BlueLinx Holdings, Inc.*	11	413
Motorcar Parts of America, Inc.*	22	412
Citi Trends, Inc.	15	412
Perry Ellis International, Inc.*	15	407
Blue Bird Corp.*	18	402
Daktronics, Inc.	43	366
Nexeo Solutions, Inc.*	40	365
Tile Shop Holdings, Inc.	47	362
Flexsteel Industries, Inc.	9	359
Potbelly Corp.*	27	350
GNC Holdings, Inc. — Class A*	99	348
RCI Hospitality Holdings, Inc.	11	348
Titan Machinery, Inc.*	22	342
Vera Bradley, Inc.*	24	337
Miller Industries, Inc.	13	332
Bassett Furniture Industries, Inc.	12	331
PetIQ, Inc.*	12	322
AV Homes, Inc.*	15	321

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 19.1% (continued)
Consumer, Cyclical - 2.4% (continued)
Culp, Inc.	13	$319
Reading International, Inc. — Class A*	20	319
Lindblad Expeditions Holdings, Inc.*	24	318
Francesca's Holdings Corp.*	42	317
Bojangles', Inc.*	21	302
Del Frisco's Restaurant Group, Inc.*	24	302
PICO Holdings, Inc.*	25	291
Century Casinos, Inc.*	33	289
Gaia, Inc.*	14	284
Nathan's Famous, Inc.	3	282
Skyline Champion Corp.	8	280
Green Brick Partners, Inc.*	28	274
El Pollo Loco Holdings, Inc.*	24	274
Commercial Vehicle Group, Inc.*	37	271
Town Sports International Holdings, Inc.*	18	262
Foundation Building Materials, Inc.*	17	261
Barnes & Noble Education, Inc.*	46	259
Weyco Group, Inc.	7	255
Speedway Motorsports, Inc.	14	243
Tilly's, Inc. — Class A	16	242
Habit Restaurants, Inc. — Class A*	24	240
Rocky Brands, Inc.	8	240
Hovnanian Enterprises, Inc. — Class A*	147	240
Duluth Holdings, Inc. — Class B*	10	238
Hamilton Beach Brands Holding Co. — Class A	8	232
Pier 1 Imports, Inc.	96	228
Zoe's Kitchen, Inc.*	23	224
Red Lion Hotels Corp.*	19	221
Sportsman's Warehouse Holdings, Inc.*	43	220
Rush Enterprises, Inc. — Class B*	5	220
Bluegreen Vacations Corp.	9	214
Kirkland's, Inc.*	18	210
Superior Group of Companies, Inc.	10	207
Clarus Corp.*	25	206
J. Jill, Inc.*	20	187
Biglari Holdings, Inc. — Class B*	1	183
Escalade, Inc.	13	183
Big 5 Sporting Goods Corp.	24	182
New York & Company, Inc.*	35	179
Noodles & Co.*,1	14	172
J Alexander's Holdings, Inc.*	15	167
Funko, Inc. — Class A*	13	163
EnviroStar, Inc.	4	161
Marine Products Corp.	9	160
Container Store Group, Inc.*	19	160
New Home Company, Inc.*	15	150
Lifetime Brands, Inc.	11	139
Castle Brands, Inc.*	106	126
Sears Holdings Corp.*	49	116
Empire Resorts, Inc.*	4	79
CompX International, Inc.	2	26
Total Consumer, Cyclical		330,934
Technology - 1.8%
Blackbaud, Inc.	58	5,942
Entegris, Inc.	172	5,831
Medidata Solutions, Inc.*	70	5,639
HubSpot, Inc.*,1	44	5,518
New Relic, Inc.*	54	5,432
Silicon Laboratories, Inc.*	52	5,179
Integrated Device Technology, Inc.*	160	5,101
CACI International, Inc. — Class A*	30	5,057
j2 Global, Inc.	57	4,937
MAXIMUS, Inc.	78	4,845
Lumentum Holdings, Inc.*	76	4,400
Science Applications International Corp.	51	4,127
Coupa Software, Inc.*	64	3,983
Box, Inc. — Class A*	154	3,849
Semtech Corp.*	78	3,670
Perspecta, Inc.	174	3,576
Qualys, Inc.*	41	3,456
ACI Worldwide, Inc.*	139	3,429
Verint Systems, Inc.*	77	3,415
Cabot Microelectronics Corp.	31	3,334
CommVault Systems, Inc.*	48	3,161
Cornerstone OnDemand, Inc.*	64	3,036
VeriFone Systems, Inc.*	133	3,035
NetScout Systems, Inc.*	101	3,000
Cirrus Logic, Inc.*	77	2,951
Envestnet, Inc.*	53	2,912
Acxiom Corp.*	95	2,845
Brooks Automation, Inc.	84	2,740
Convergys Corp.	110	2,688
Allscripts Healthcare Solutions, Inc.*	215	2,580
Power Integrations, Inc.	35	2,557
Avaya Holdings Corp.*	127	2,550
Varonis Systems, Inc.*	34	2,533
Omnicell, Inc.*	46	2,413
Bottomline Technologies de, Inc.*	48	2,392
Five9, Inc.*	69	2,385
ExlService Holdings, Inc.*	40	2,264
Ebix, Inc.[1]	29	2,211
Progress Software Corp.	55	2,135
Mercury Systems, Inc.*	56	2,131
Cotiviti Holdings, Inc.*	48	2,118
Synaptics, Inc.*	42	2,116
Insight Enterprises, Inc.*	42	2,055
MINDBODY, Inc. — Class A*	51	1,969
Pitney Bowes, Inc.	227	1,945
TiVo Corp.	144	1,937
3D Systems Corp.*,1	131	1,809
Electronics for Imaging, Inc.*	54	1,758
Inphi Corp.*	53	1,728
Evolent Health, Inc. — Class A*	82	1,726
ManTech International Corp. — Class A	32	1,717
Cloudera, Inc.*	125	1,705

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 19.1% (continued)
Technology - 1.8% (continued)
Blackline, Inc.*	39	$1,694
Virtusa Corp.*	34	1,655
Diodes, Inc.*	48	1,655
CSG Systems International, Inc.	40	1,635
Rambus, Inc.*	129	1,618
Instructure, Inc.*	38	1,617
Everbridge, Inc.*	32	1,517
Hortonworks, Inc.*	83	1,512
Ambarella, Inc.*,1	39	1,506
Apptio, Inc. — Class A*	41	1,484
SPS Commerce, Inc.*	20	1,470
LivePerson, Inc.*	68	1,435
MicroStrategy, Inc. — Class A*	11	1,405
Syntel, Inc.*	43	1,380
Sykes Enterprises, Inc.*	47	1,353
Tabula Rasa HealthCare, Inc.*	21	1,340
Alteryx, Inc. — Class A*	34	1,297
MACOM Technology Solutions Holdings, Inc.*,1	55	1,267
Quality Systems, Inc.*	64	1,248
PROS Holdings, Inc.*	34	1,243
ForeScout Technologies, Inc.*	35	1,199
Cray, Inc.*	48	1,181
MTS Systems Corp.[1]	22	1,158
SailPoint Technologies Holding, Inc.*	47	1,153
Stratasys Ltd.*	60	1,148
FormFactor, Inc.*	86	1,144
MaxLinear, Inc. — Class A*	73	1,138
Carbonite, Inc.*	32	1,117
Super Micro Computer, Inc.*	47	1,112
Appfolio, Inc. — Class A*	18	1,101
Rudolph Technologies, Inc.*	37	1,095
Diebold Nixdorf, Inc.[1]	91	1,088
Amkor Technology, Inc.*	122	1,048
Vocera Communications, Inc.*	35	1,046
Altair Engineering, Inc. — Class A*	30	1,025
Monotype Imaging Holdings, Inc.	50	1,015
Nanometrics, Inc.*	27	956
XPERI CORP.	59	950
Lattice Semiconductor Corp.*	142	932
Xcerra Corp.*	64	894
USA Technologies, Inc.*	63	882
Inovalon Holdings, Inc. — Class A*	83	824
Veeco Instruments, Inc.*	57	812
Cohu, Inc.	33	809
Glu Mobile, Inc.*	126	808
Benefitfocus, Inc.*	24	806
CEVA, Inc.*	26	785
Unisys Corp.*	60	774
Axcelis Technologies, Inc.*	39	772
Ultra Clean Holdings, Inc.*	46	764
Workiva, Inc.*	31	756
OneSpan, Inc.*	36	707
Cision Ltd.*	47	703
Donnelley Financial Solutions, Inc.*	40	695
Upland Software, Inc.*	19	653
Engility Holdings, Inc.*	21	643
Photronics, Inc.*	80	638
QAD, Inc. — Class A	12	602
TTEC Holdings, Inc.	17	587
Immersion Corp.*	35	540
Model N, Inc.*	28	521
PlayAGS, Inc.*	19	514
KeyW Holding Corp.*	58	507
Presidio, Inc.*	38	498
Impinj, Inc.*	22	486
American Software, Inc. — Class A	32	466
Computer Programs & Systems, Inc.	14	461
InnerWorkings, Inc.*	53	461
Digi International, Inc.*	31	409
Ribbon Communications, Inc.*	57	406
Brightcove, Inc.*	41	396
PDF Solutions, Inc.*	33	395
Castlight Health, Inc. — Class B*	93	395
Rosetta Stone, Inc.*	24	385
MobileIron, Inc.*	86	383
SMART Global Holdings, Inc.*	12	382
Digimarc Corp.*	14	375
Alpha & Omega Semiconductor Ltd.*	24	342
Mitek Systems, Inc.*	37	329
AXT, Inc.*	45	317
Aquantia Corp.*	26	301
Simulations Plus, Inc.	13	289
ConvergeOne Holdings, Inc.	30	282
Agilysys, Inc.*	18	279
pdvWireless, Inc.*	11	275
Exela Technologies, Inc.*	57	271
SendGrid, Inc.*	10	265
Carbon Black, Inc.*	10	260
Sigma Designs, Inc.*	42	256
PAR Technology Corp.*	14	248
Amber Road, Inc.*	24	226
Maxwell Technologies, Inc.*	41	213
Kopin Corp.*	74	212
Vuzix Corp.*,1	28	209
Telenav, Inc.*	37	207
Asure Software, Inc.*	12	191
Adesto Technologies Corp.*	22	185
Avid Technology, Inc.*	33	172
Veritone, Inc.*	9	151
Remark Holdings, Inc.*	33	129
Park City Group, Inc.*	16	126
SecureWorks Corp. — Class A*,1	10	125
ACM Research, Inc. — Class A*	10	108
NantHealth, Inc.*	25	83
Rimini Street, Inc.*	12	79
Eastman Kodak Co.*	20	76
Fluent, Inc.*	24	59
Majesco*	7	43
Total Technology		244,961
Communications - 1.2%
Etsy, Inc.*	144	6,075
Stamps.com, Inc.*	21	5,314

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 19.1% (continued)
Communications - 1.2% (continued)
Ciena Corp.*	173	$4,586
ViaSat, Inc.*,1	66	4,337
New York Times Co. — Class A	159	4,118
Nexstar Media Group, Inc. — Class A	54	3,964
Yelp, Inc. — Class A*	98	3,840
World Wrestling Entertainment, Inc. — Class A	51	3,714
Shutterfly, Inc.*	40	3,601
Chegg, Inc.*	129	3,585
Trade Desk, Inc. — Class A*	38	3,564
Vonage Holdings Corp.*	267	3,442
Maxar Technologies Ltd.[1]	68	3,435
InterDigital, Inc.	42	3,398
Plantronics, Inc.	40	3,050
Liberty Expedia Holdings, Inc. — Class A*	66	2,900
TEGNA, Inc.	262	2,843
Viavi Solutions, Inc.*	273	2,796
Sinclair Broadcast Group, Inc. — Class A	86	2,765
Cogent Communications Holdings, Inc.	51	2,723
Liberty Latin America Ltd. — Class C*	137	2,655
Q2 Holdings, Inc.*	44	2,510
Cars.com, Inc.*	88	2,498
Finisar Corp.*	137	2,466
Meredith Corp.	48	2,448
Pandora Media, Inc.*,1	309	2,435
NETGEAR, Inc.*	38	2,375
Groupon, Inc. — Class A*	533	2,292
8x8, Inc.*	110	2,205
Blucora, Inc.*	57	2,109
Cargurus, Inc.*	59	2,050
Imperva, Inc.*	42	2,026
Yext, Inc.*,1	98	1,896
GTT Communications, Inc.*	42	1,890
Iridium Communications, Inc.*	116	1,868
Shenandoah Telecommunications Co.	56	1,831
Oclaro, Inc.*	198	1,768
Infinera Corp.*	176	1,748
MSG Networks, Inc. — Class A*	71	1,700
Gray Television, Inc.*	97	1,533
Scholastic Corp.[1]	34	1,507
ePlus, Inc.*	16	1,506
Gannett Company, Inc.	135	1,444
Carvana Co.*,1	34	1,414
New Media Investment Group, Inc.	72	1,331
Web.com Group, Inc.*	49	1,267
Quotient Technology, Inc.*	96	1,258
Rapid7, Inc.*	44	1,242
NIC, Inc.	77	1,197
Acacia Communications, Inc.*,1	33	1,149
Entercom Communications Corp. — Class A1	152	1,148
TrueCar, Inc.*	111	1,120
Liberty Media Corporation-Liberty Braves — Class C*	43	1,112
Boingo Wireless, Inc.*	49	1,107
Extreme Networks, Inc.*	139	1,106
Perficient, Inc.*,1	41	1,081
Consolidated Communications Holdings, Inc.	85	1,051
Shutterstock, Inc.*	22	1,044
Liberty Latin America Ltd. — Class A*	53	1,013
CalAmp Corp.*	41	961
Houghton Mifflin Harcourt Co.*	124	949
XO Group, Inc.*	29	928
Comtech Telecommunications Corp.	28	893
ORBCOMM, Inc.*	88	889
ADTRAN, Inc.	58	861
HealthStream, Inc.	31	847
Endurance International Group Holdings, Inc.*	85	846
Overstock.com, Inc.*,1	25	841
Intelsat S.A.*	48	800
Cincinnati Bell, Inc.*	50	785
EW Scripps Co. — Class A	55	736
ATN International, Inc.	13	686
TechTarget, Inc.*	24	682
Tucows, Inc. — Class A*	11	667
Quantenna Communications, Inc.*	40	622
Zscaler, Inc.*,1	17	608
Limelight Networks, Inc.*	130	581
Loral Space & Communications, Inc.*	15	564
QuinStreet, Inc.*	44	559
Frontier Communications Corp.[1]	94	504
ChannelAdvisor Corp.*	30	421
NII Holdings, Inc.*	107	417
Central European Media Enterprises Ltd. — Class A*	99	411
Harmonic, Inc.*	95	404
1-800-Flowers.com, Inc. — Class A*	32	402
Calix, Inc.*	51	398
Entravision Communications Corp. — Class A	78	390
A10 Networks, Inc.*	60	374
tronc, Inc.*	21	363
Lands' End, Inc.*	13	363
Meet Group, Inc.*	80	358
WideOpenWest, Inc.*	37	357
Preformed Line Products Co.	4	355
Spok Holdings, Inc.	23	346
Zix Corp.*	63	340
Gogo, Inc.*	68	330
eGain Corp.*	21	317
MDC Partners, Inc. — Class A*	68	313
Liberty Media Corporation-Liberty Braves — Class A*	12	308
Casa Systems, Inc.*	18	294
HC2 Holdings, Inc.*	50	292
Hemisphere Media Group, Inc.*	22	288
Ooma, Inc.*	20	283
KVH Industries, Inc.*	19	255

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 19.1% (continued)
Communications - 1.2% (continued)
NeoPhotonics Corp.*	39	$243
Windstream Holdings, Inc.*	46	242
Internap Corp.*	23	240
Daily Journal Corp.*	1	230
Leaf Group Ltd.*	20	217
Telaria, Inc.*	53	214
VirnetX Holding Corp.*	61	207
Liquidity Services, Inc.*	31	203
Hawaiian Telcom Holdco, Inc.*	7	202
Saga Communications, Inc. — Class A	5	192
Clear Channel Outdoor Holdings, Inc. — Class A	44	189
RigNet, Inc.*	16	165
Clearfield, Inc.*	14	155
Cardlytics, Inc.*	7	152
Aerohive Networks, Inc.*	38	151
Travelzoo*	6	103
Fusion Connect, Inc.*	25	98
DASAN Zhone Solutions, Inc.*	7	68
Beasley Broadcast Group, Inc. — Class A	6	67
Value Line, Inc.	1	24
Total Communications		167,000
Energy - 1.0%
Delek US Holdings, Inc.	101	5,067
PDC Energy, Inc.*	80	4,836
Peabody Energy Corp.	98	4,457
McDermott International, Inc.*	217	4,264
Oasis Petroleum, Inc.*	326	4,228
Southwestern Energy Co.*	712	3,774
Matador Resources Co.*	120	3,606
SRC Energy, Inc.*	292	3,218
Oceaneering International, Inc.	120	3,055
Callon Petroleum Co.*	272	2,921
Murphy USA, Inc.*	38	2,823
Gulfport Energy Corp.*	211	2,652
Carrizo Oil & Gas, Inc.*	95	2,646
Denbury Resources, Inc.*	532	2,559
California Resources Corp.*	55	2,499
Rowan Companies plc — Class A*	154	2,498
SemGroup Corp. — Class A	96	2,438
Dril-Quip, Inc.*	46	2,364
Oil States International, Inc.*	72	2,311
MRC Global, Inc.*	102	2,210
Ocean Rig UDW, Inc. — Class A*	66	1,946
Noble Corporation plc*	292	1,848
Archrock, Inc.	154	1,848
C&J Energy Services, Inc.*	78	1,841
Pattern Energy Group, Inc. — Class A	98	1,838
Laredo Petroleum, Inc.*	188	1,809
Arch Coal, Inc. — Class A	23	1,804
Superior Energy Services, Inc.*	182	1,773
NOW, Inc.*	128	1,706
Diamond Offshore Drilling, Inc.*,1	78	1,627
Unit Corp.*	62	1,585
Sunrun, Inc.*	115	1,512
Helix Energy Solutions Group, Inc.*	169	1,408
ProPetro Holding Corp.*	86	1,349
CONSOL Energy, Inc.*	34	1,304
Penn Virginia Corp.*	15	1,273
SEACOR Holdings, Inc.*	21	1,203
Forum Energy Technologies, Inc.*	97	1,198
Warrior Met Coal, Inc.	43	1,185
Newpark Resources, Inc.*	106	1,150
SunCoke Energy, Inc.*	77	1,032
TerraForm Power, Inc. — Class A	88	1,030
Jagged Peak Energy, Inc.*,1	78	1,016
Exterran Corp.*	38	952
Keane Group, Inc.*	67	916
Thermon Group Holdings, Inc.*	39	892
Bonanza Creek Energy, Inc.*	23	871
Ring Energy, Inc.*	69	871
Green Plains, Inc.[1]	47	860
WildHorse Resource Development Corp.*	33	837
Tellurian, Inc.*	98	815
Resolute Energy Corp.*,1	26	811
Renewable Energy Group, Inc.*	45	803
W&T Offshore, Inc.*	112	801
Select Energy Services, Inc. — Class A*	55	799
HighPoint Resources Corp.*	131	796
Alta Mesa Resources, Inc.*	116	790
Talos Energy, Inc.*	23	739
Enphase Energy, Inc.*	105	707
CVR Energy, Inc.[1]	19	703
Frank's International N.V.	88	686
Halcon Resources Corp.*	155	680
Par Pacific Holdings, Inc.*	38	660
SandRidge Energy, Inc.*	37	656
TETRA Technologies, Inc.*	137	610
Clean Energy Fuels Corp.*	164	605
Matrix Service Co.*	31	569
REX American Resources Corp.*	7	567
Bristow Group, Inc.*	39	550
Pioneer Energy Services Corp.*	91	532
Abraxas Petroleum Corp.*	183	529
TPI Composites, Inc.*	18	526
Plug Power, Inc.*	258	521
Ultra Petroleum Corp.*	192	444
Solaris Oilfield Infrastructure, Inc. — Class A*	31	443
FutureFuel Corp.	30	420
Northern Oil and Gas, Inc.*	131	413
Sanchez Energy Corp.*	86	389
FTS International, Inc.*	27	385
Panhandle Oil and Gas, Inc. — Class A	19	363
Trecora Resources*	24	356
Natural Gas Services Group, Inc.*	15	354
Mammoth Energy Services, Inc.*,1	10	340
Nine Energy Service, Inc.*	10	331

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 19.1% (continued)
Energy - 1.0% (continued)
Liberty Oilfield Services, Inc. — Class A*,1	17	$318
ION Geophysical Corp.*	13	316
Era Group, Inc.*	24	311
Cloud Peak Energy, Inc.*	89	310
Energy XXI Gulf Coast, Inc.*	35	309
Evolution Petroleum Corp.	30	295
Lilis Energy, Inc.*	51	265
Zion Oil & Gas, Inc.*	64	260
Midstates Petroleum Company, Inc.*	18	245
Basic Energy Services, Inc.*	21	233
SilverBow Resources, Inc.*	8	231
CARBO Ceramics, Inc.*	25	229
Flotek Industries, Inc.*	66	213
Dawson Geophysical Co.*	26	206
Earthstone Energy, Inc. — Class A*	23	204
Key Energy Services, Inc.*	12	195
Amyris, Inc.*	29	185
NCS Multistage Holdings, Inc.*	12	174
Independence Contract Drilling, Inc.*	41	169
NACCO Industries, Inc. — Class A	5	169
Eclipse Resources Corp.*	105	168
Vivint Solar, Inc.*	32	158
PHI, Inc.*	14	142
EP Energy Corp. — Class A*	46	138
Hallador Energy Co.	19	136
Gulfmark Offshore, Inc.*	4	134
FuelCell Energy, Inc.*	99	131
Approach Resources, Inc.*	52	127
Goodrich Petroleum Corp.*	10	124
Isramco, Inc.*	1	123
Profire Energy, Inc.*	29	98
Adams Resources & Energy, Inc.	2	86
Quintana Energy Services, Inc.*	8	68
NextDecade Corp.*	9	62
Ramaco Resources, Inc.*	7	49
Rosehill Resources, Inc.*	1	8
Total Energy		131,192
Basic Materials - 0.6%
PolyOne Corp.	96	4,149
Ingevity Corp.*	51	4,124
Balchem Corp.	39	3,827
Allegheny Technologies, Inc.*	151	3,793
Sensient Technologies Corp.	51	3,649
HB Fuller Co.	61	3,274
Minerals Technologies, Inc.	43	3,240
Cleveland-Cliffs, Inc.*	356	3,001
Carpenter Technology Corp.	56	2,944
Commercial Metals Co.	139	2,934
Compass Minerals International, Inc.	41	2,696
GCP Applied Technologies, Inc.*	86	2,490
Quaker Chemical Corp.	16	2,478
US Silica Holdings, Inc.	95	2,440
Tronox Ltd. — Class A	113	2,224
Innospec, Inc.	29	2,220
Ferro Corp.*	100	2,085
Kaiser Aluminum Corp.	20	2,082
Stepan Co.	25	1,950
Tahoe Resources, Inc.	374	1,840
Neenah, Inc.	20	1,697
Coeur Mining, Inc.*	220	1,672
Kraton Corp.*	36	1,661
Hecla Mining Co.	471	1,639
AK Steel Holding Corp.*	377	1,636
Schweitzer-Mauduit International, Inc.	36	1,574
A. Schulman, Inc.	32	1,424
KMG Chemicals, Inc.	18	1,328
AdvanSix, Inc.*	36	1,319
Materion Corp.	24	1,300
Innophos Holdings, Inc.	23	1,095
Rayonier Advanced Materials, Inc.	62	1,060
Schnitzer Steel Industries, Inc. — Class A	31	1,045
PH Glatfelter Co.	52	1,019
CSW Industrials, Inc.*	19	1,004
Koppers Holdings, Inc.*	25	959
Century Aluminum Co.*	60	945
Codexis, Inc.*	62	893
Verso Corp. — Class A*	41	892
PQ Group Holdings, Inc.*	44	792
American Vanguard Corp.	34	780
Covia Holdings Corp.*	37	687
Kronos Worldwide, Inc.	27	608
OMNOVA Solutions, Inc.*	52	541
Landec Corp.*	32	477
Intrepid Potash, Inc.*	113	463
Clearwater Paper Corp.*	19	439
Hawkins, Inc.	12	424
Gold Resource Corp.	63	415
Klondex Mines Ltd.*	163	376
AgroFresh Solutions, Inc.*	38	266
Uranium Energy Corp.*	164	264
Ryerson Holding Corp.*	19	212
Oil-Dri Corporation of America	5	211
Energy Fuels, Inc.*	88	200
Universal Stainless & Alloy Products, Inc.*	8	190
United States Lime & Minerals, Inc.	2	168
Shiloh Industries, Inc.*	17	148
Valhi, Inc.	30	143
Smart Sand, Inc.*	26	138
Total Basic Materials		89,544
Utilities - 0.6%
IDACORP, Inc.	61	5,627
WGL Holdings, Inc.	62	5,502
ALLETE, Inc.	62	4,799
ONE Gas, Inc.	63	4,709
New Jersey Resources Corp.	105	4,699
Portland General Electric Co.	107	4,575
Southwest Gas Holdings, Inc.	58	4,424
Spire, Inc.	60	4,239
Avista Corp.	79	4,160
Black Hills Corp.	65	3,979

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 19.1% (continued)
Utilities - 0.6% (continued)
PNM Resources, Inc.	96	$3,734
South Jersey Industries, Inc.	104	3,481
NorthWestern Corp.	60	3,435
El Paso Electric Co.	49	2,896
MGE Energy, Inc.	42	2,648
Ormat Technologies, Inc.	48	2,553
American States Water Co.	44	2,515
California Water Service Group	58	2,259
Otter Tail Corp.	47	2,237
Northwest Natural Gas Co.	35	2,233
Chesapeake Utilities Corp.	19	1,519
SJW Group	21	1,391
NRG Yield, Inc. — Class C	78	1,342
Connecticut Water Service, Inc.	15	980
Unitil Corp.	18	919
Middlesex Water Co.	19	801
NRG Yield, Inc. — Class A	42	716
York Water Co.	15	477
Artesian Resources Corp. — Class A	9	349
Atlantic Power Corp.*	134	295
Ameresco, Inc. — Class A*	22	264
RGC Resources, Inc.	8	233
Consolidated Water Company Ltd.	18	232
Spark Energy, Inc. — Class A	14	136
Global Water Resources, Inc.	12	113
Total Utilities		84,471
Diversified - 0.0%
HRG Group, Inc.*	150	1,963
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	36	886
Total Common Stocks
(Cost $2,380,038)		2,645,365

WARRANTS†† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19*	4	–
Total Warrants
(Cost $–)		–

RIGHTS††† - 0.0%
Omthera Pharmaceuticals, Inc.*,2	57	–
Tobira Therapeutics, Inc.*,2	14	–
Dyax Corp.*,2	714	–
Nexstar Media Group, Inc.*,2	85	–
Total Rights
(Cost $-)		–

MUTUAL FUNDS† - 36.9%
Guggenheim Strategy Fund II3	124,509	3,111,475
Guggenheim Strategy Fund I3	80,313	2,011,027
Total Mutual Funds
(Cost $5,124,760)		5,122,502

	Face Amount
U.S. TREASURY BILLS†† - 5.8%
U.S. Treasury Bills
1.87% due 09/20/18[4,5]	$800,000	796,666
1.72% due 07/12/18[4,5]	7,000	6,997
Total U.S. Treasury Bills
(Cost $803,592)		803,663

REPURCHASE AGREEMENTS††,6 - 39.3%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18[7]	2,990,668	2,990,668
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18[7]	1,468,559	1,468,559
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18[7]	979,039	979,039
Total Repurchase Agreements
(Cost $5,438,266)		5,438,266

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[9]	78,361	78,361
Total Securities Lending Collateral
(Cost $78,361)		78,361
Total Investments - 101.7%
(Cost $13,825,017)		$14,088,157
Other Assets & Liabilities, net - (1.7)%		(237,912)
Total Net Assets - 100.0%		$13,850,245

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	1.98%	At Maturity	07/31/18	5,497	$9,032,484	$14,374
BNP Paribas	Russell 2000 Index	2.09%	At Maturity	07/30/18	532	873,314	1,390
Goldman Sachs International	Russell 2000 Index	1.83%	At Maturity	07/27/18	4,980	8,183,130	(126,789)
						$18,088,928	$(111,025)

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at June 30, 2018. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Affiliated issuer.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2018.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7 day yield as of June 30, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$2,645,365	$—		$—		$2,645,365
Warrants	—	—	*	—		—
Rights	—	—		—	*	—
Mutual Funds	5,122,502	—		—		5,122,502
U.S. Treasury Bills	—	803,663		—		803,663
Repurchase Agreements	—	5,438,266		—		5,438,266
Securities Lending Collateral	78,361	—		—		78,361
Equity Index Swap Agreements**	—	15,764		—		15,764
Total Assets	$7,846,228	$6,257,693		$—		$14,103,921

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$126,789	$—	$126,789

*	Includes securities with a market value of $0
**	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended June 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 03/29/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 06/30/18	Shares 06/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$2,011,830	$–	$–	$–	$(803)	$2,011,027	80,313	$13,196
Guggenheim Strategy Fund II	3,113,965	–	–	–	(2,490)	3,111,475	124,509	21,799
	$5,125,795	$–	$–	$–	$(3,293)	$5,122,502		$34,995

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 88.2%
Consumer, Non-cyclical - 18.9%
Johnson & Johnson	20,335	$2,467,449
UnitedHealth Group, Inc.	7,286	1,787,547
Pfizer, Inc.	44,348	1,608,945
Procter & Gamble Co.	19,064	1,488,136
Coca-Cola Co.	29,035	1,273,475
Merck & Company, Inc.	20,396	1,238,037
PepsiCo, Inc.	10,749	1,170,244
AbbVie, Inc.	11,490	1,064,549
Philip Morris International, Inc.	11,785	951,521
Amgen, Inc.	5,049	931,995
Medtronic plc	10,267	878,958
Altria Group, Inc.	14,349	814,880
Abbott Laboratories	13,292	810,679
PayPal Holdings, Inc.*	8,462	704,631
Gilead Sciences, Inc.	9,858	698,341
Bristol-Myers Squibb Co.	12,392	685,773
Thermo Fisher Scientific, Inc.	3,050	631,777
Eli Lilly & Co.	7,242	617,960
CVS Health Corp.	7,708	496,010
Becton Dickinson and Co.	2,026	485,349
Biogen, Inc.*	1,600	464,384
Anthem, Inc.	1,935	460,588
Danaher Corp.	4,661	459,947
Mondelez International, Inc. — Class A	11,183	458,503
Aetna, Inc.	2,480	455,080
Automatic Data Processing, Inc.	3,340	448,027
Allergan plc	2,571	428,637
Colgate-Palmolive Co.	6,613	428,589
Celgene Corp.*	5,359	425,612
Stryker Corp.	2,437	411,512
Intuitive Surgical, Inc.*	859	411,014
S&P Global, Inc.	1,905	388,410
Boston Scientific Corp.*	10,461	342,075
Express Scripts Holding Co.*	4,259	328,837
Vertex Pharmaceuticals, Inc.*	1,932	328,363
Cigna Corp.	1,844	313,388
Zoetis, Inc.	3,668	312,477
Illumina, Inc.*	1,114	311,129
Humana, Inc.	1,044	310,726
Kraft Heinz Co.	4,529	284,512
Kimberly-Clark Corp.	2,648	278,940
Constellation Brands, Inc. — Class A	1,274	278,840
Ecolab, Inc.	1,969	276,310
Baxter International, Inc.	3,735	275,792
Sysco Corp.	3,634	248,166
Estee Lauder Companies, Inc. — Class A	1,698	242,288
Edwards Lifesciences Corp.*	1,598	232,621
HCA Healthcare, Inc.	2,119	217,409
Moody's Corp.	1,266	215,929
Alexion Pharmaceuticals, Inc.*	1,687	209,441
McKesson Corp.	1,532	204,369
Regeneron Pharmaceuticals, Inc.*	586	202,164
General Mills, Inc.	4,495	198,949
Archer-Daniels-Midland Co.	4,239	194,273
Centene Corp.*	1,556	191,715
Align Technology, Inc.*	547	187,151
Monster Beverage Corp.*	3,114	178,432
Kroger Co.	6,163	175,337
Zimmer Biomet Holdings, Inc.	1,541	171,729
Tyson Foods, Inc. — Class A	2,256	155,326
IDEXX Laboratories, Inc.*	659	143,622
FleetCor Technologies, Inc.*	680	143,242
Mylan N.V.*	3,908	141,235
Laboratory Corporation of America Holdings*	776	139,315
IHS Markit Ltd.*	2,700	139,293
Global Payments, Inc.	1,210	134,903
Clorox Co.	982	132,815
Kellogg Co.	1,893	132,264
ABIOMED, Inc.*	320	130,896
Verisk Analytics, Inc. — Class A*	1,178	126,800
IQVIA Holdings, Inc.*	1,227	122,479
Cintas Corp.	655	121,221
Cardinal Health, Inc.	2,355	114,995
Equifax, Inc.	912	114,100
Quest Diagnostics, Inc.	1,030	113,238
ResMed, Inc.	1,082	112,074
McCormick & Company, Inc.	920	106,803
Conagra Brands, Inc.	2,983	106,582
Total System Services, Inc.	1,258	106,326
AmerisourceBergen Corp. — Class A	1,233	105,138
Church & Dwight Company, Inc.	1,855	98,612
Hershey Co.	1,059	98,550
Brown-Forman Corp. — Class B	1,986	97,334
Molson Coors Brewing Co. — Class B	1,403	95,460
United Rentals, Inc.*	634	93,591
JM Smucker Co.	861	92,540
Gartner, Inc.*	692	91,967
Incyte Corp.*	1,334	89,378
Cooper Companies, Inc.	372	87,587
Henry Schein, Inc.*	1,168	84,844
Hologic, Inc.*	2,070	82,282
Varian Medical Systems, Inc.*	694	78,922
Nielsen Holdings plc	2,539	78,531
Hormel Foods Corp.	2,047	76,169
Dentsply Sirona, Inc.	1,724	75,459
Universal Health Services, Inc. — Class B	661	73,662
DaVita, Inc.*	1,058	73,468
Perrigo Company plc	976	71,160
Western Union Co.	3,493	71,013
Avery Dennison Corp.	667	68,101
Robert Half International, Inc.	937	60,999
Nektar Therapeutics*	1,222	59,670
Campbell Soup Co.[1]	1,459	59,148
Coty, Inc. — Class A	3,585	50,548
Envision Healthcare Corp.*	918	40,401
Quanta Services, Inc.*	1,134	37,876
H&R Block, Inc.	1,586	36,129
Total Consumer, Non-cyclical		37,423,989
Financial - 16.0%
Berkshire Hathaway, Inc. — Class B*	14,592	2,723,597
JPMorgan Chase & Co.	25,813	2,689,715

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 88.2% (continued)
Financial - 16.0% (continued)
Bank of America Corp.	71,490	$2,015,303
Wells Fargo & Co.	33,249	1,843,325
Visa, Inc. — Class A	13,542	1,793,638
Mastercard, Inc. — Class A	6,951	1,366,011
Citigroup, Inc.	19,332	1,293,697
U.S. Bancorp	11,830	591,737
Goldman Sachs Group, Inc.	2,663	587,378
American Express Co.	5,414	530,572
Morgan Stanley	10,334	489,832
American Tower Corp. — Class A REIT	3,348	482,681
PNC Financial Services Group, Inc.	3,559	480,821
BlackRock, Inc. — Class A	935	466,602
Charles Schwab Corp.	9,104	465,214
Chubb Ltd.	3,531	448,508
CME Group, Inc. — Class A	2,582	423,242
Bank of New York Mellon Corp.	7,662	413,212
Simon Property Group, Inc. REIT	2,348	399,606
American International Group, Inc.	6,806	360,854
Crown Castle International Corp. REIT	3,145	339,094
Capital One Financial Corp.	3,688	338,927
MetLife, Inc.	7,707	336,025
Intercontinental Exchange, Inc.	4,391	322,958
Marsh & McLennan Companies, Inc.	3,847	315,339
BB&T Corp.	5,912	298,201
Prudential Financial, Inc.	3,184	297,736
Prologis, Inc. REIT	4,043	265,585
Progressive Corp.	4,415	261,147
Equinix, Inc. REIT	602	258,794
State Street Corp.	2,770	257,859
Public Storage REIT	1,136	257,713
Aon plc	1,854	254,313
Aflac, Inc.	5,869	252,484
Travelers Companies, Inc.	2,049	250,675
Allstate Corp.	2,665	243,235
SunTrust Banks, Inc.	3,524	232,654
T. Rowe Price Group, Inc.	1,836	213,141
Weyerhaeuser Co. REIT	5,739	209,244
M&T Bank Corp.	1,101	187,335
Discover Financial Services	2,646	186,305
AvalonBay Communities, Inc. REIT	1,048	180,141
Synchrony Financial	5,379	179,551
Equity Residential REIT	2,792	177,823
Welltower, Inc. REIT	2,820	176,786
Digital Realty Trust, Inc. REIT	1,561	174,176
Northern Trust Corp.	1,603	164,933
KeyCorp	8,049	157,277
Ventas, Inc. REIT	2,701	153,822
Ameriprise Financial, Inc.	1,096	153,309
Willis Towers Watson plc	1,000	151,600
Regions Financial Corp.	8,515	151,397
Fifth Third Bancorp	5,197	149,154
Boston Properties, Inc. REIT	1,170	146,742
SBA Communications Corp. REIT*	873	144,150
Citizens Financial Group, Inc.	3,675	142,957
Hartford Financial Services Group, Inc.	2,715	138,818
Huntington Bancshares, Inc.	8,377	123,644
E*TRADE Financial Corp.*	2,001	122,381
Essex Property Trust, Inc. REIT	501	119,774
Comerica, Inc.	1,304	118,560
Host Hotels & Resorts, Inc. REIT	5,620	118,413
SVB Financial Group*	402	116,082
Realty Income Corp. REIT	2,156	115,971
XL Group Ltd.	1,958	109,550
CBRE Group, Inc. — Class A*	2,292	109,420
Principal Financial Group, Inc.	2,019	106,906
Lincoln National Corp.	1,658	103,210
Alexandria Real Estate Equities, Inc. REIT	781	98,539
GGP, Inc. REIT	4,796	97,982
Vornado Realty Trust REIT	1,312	96,983
Loews Corp.	1,985	95,836
Extra Space Storage, Inc. REIT	956	95,418
HCP, Inc. REIT	3,562	91,971
Arthur J Gallagher & Co.	1,382	90,217
Cboe Global Markets, Inc.	853	88,772
Raymond James Financial, Inc.	984	87,920
Mid-America Apartment Communities, Inc. REIT	863	86,878
Alliance Data Systems Corp.	365	85,118
Invesco Ltd.	3,114	82,708
Nasdaq, Inc.	886	80,865
Zions Bancorporation	1,494	78,719
Duke Realty Corp. REIT	2,707	78,584
Franklin Resources, Inc.	2,416	77,433
UDR, Inc. REIT	2,029	76,169
Cincinnati Financial Corp.	1,132	75,685
Iron Mountain, Inc. REIT	2,134	74,711
Everest Re Group Ltd.	311	71,679
Federal Realty Investment Trust REIT	555	70,235
Regency Centers Corp. REIT	1,117	69,343
SL Green Realty Corp. REIT	670	67,355
Torchmark Corp.	801	65,209
Unum Group	1,677	62,032
Affiliated Managers Group, Inc.	412	61,252
Kimco Realty Corp. REIT	3,221	54,725
Jefferies Financial Group, Inc.	2,299	52,279
Apartment Investment & Management Co. — Class A REIT	1,193	50,464
People's United Financial, Inc.	2,637	47,703
Macerich Co. REIT	823	46,771
Assurant, Inc.	402	41,603
Brighthouse Financial, Inc.*	908	36,384
Total Financial		31,688,398
Technology - 14.6%
Apple, Inc.	37,264	6,897,939
Microsoft Corp.	58,250	5,744,033
Intel Corp.	35,330	1,756,254
NVIDIA Corp.	4,602	1,090,214
Oracle Corp.	22,593	995,448
Adobe Systems, Inc.*	3,734	910,387
International Business Machines Corp.	6,472	904,138

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 88.2% (continued)
Technology - 14.6% (continued)
Texas Instruments, Inc.	7,422	$818,276
Accenture plc — Class A	4,876	797,665
Broadcom, Inc.	3,169	768,926
salesforce.com, Inc.*	5,347	729,331
QUALCOMM, Inc.	11,240	630,789
Micron Technology, Inc.*	8,793	461,105
Activision Blizzard, Inc.	5,771	440,443
Intuit, Inc.	1,848	377,556
Applied Materials, Inc.	7,642	352,984
Cognizant Technology Solutions Corp. — Class A	4,442	350,874
Electronic Arts, Inc.*	2,326	328,013
HP, Inc.	12,444	282,354
Analog Devices, Inc.	2,812	269,727
Fidelity National Information Services, Inc.	2,510	266,135
Fiserv, Inc.*	3,104	229,975
Autodesk, Inc.*	1,661	217,740
Lam Research Corp.	1,244	215,025
Red Hat, Inc.*	1,347	180,996
Western Digital Corp.	2,269	175,643
DXC Technology Co.	2,159	174,037
Hewlett Packard Enterprise Co.	11,577	169,140
Paychex, Inc.	2,424	165,680
Microchip Technology, Inc.	1,782	162,073
NetApp, Inc.	2,031	159,494
Cerner Corp.*	2,390	142,898
Skyworks Solutions, Inc.	1,380	133,377
Xilinx, Inc.	1,921	125,364
Seagate Technology plc	2,176	122,879
KLA-Tencor Corp.	1,182	121,190
MSCI, Inc. — Class A	675	111,665
ANSYS, Inc.*	637	110,953
Broadridge Financial Solutions, Inc.	894	102,899
Take-Two Interactive Software, Inc.*	867	102,618
Citrix Systems, Inc.*	976	102,324
Synopsys, Inc.*	1,130	96,694
Akamai Technologies, Inc.*	1,294	94,760
Advanced Micro Devices, Inc.*	6,247	93,643
Cadence Design Systems, Inc.*	2,137	92,553
CA, Inc.	2,369	84,455
Qorvo, Inc.*	959	76,883
IPG Photonics Corp.*	285	62,880
Xerox Corp.	1,622	38,928
Total Technology		28,839,357
Communications - 13.1%
Amazon.com, Inc.*	3,053	5,189,489
Facebook, Inc. — Class A*	18,185	3,533,709
Alphabet, Inc. — Class C*	2,302	2,568,226
Alphabet, Inc. — Class A*	2,264	2,556,486
AT&T, Inc.	55,055	1,767,804
Verizon Communications, Inc.	31,326	1,576,011
Cisco Systems, Inc.	35,655	1,534,235
Netflix, Inc.*	3,296	1,290,153
Walt Disney Co.	11,272	1,181,418
Comcast Corp. — Class A	34,816	1,142,313
Booking Holdings, Inc.*	365	739,888
Charter Communications, Inc. — Class A*	1,404	411,667
Twenty-First Century Fox, Inc. — Class A	7,991	397,073
eBay, Inc.*	7,008	254,110
Twitter, Inc.*	4,964	216,778
Twenty-First Century Fox, Inc. — Class B	3,330	164,069
CBS Corp. — Class B	2,589	145,554
Motorola Solutions, Inc.	1,229	143,019
CenturyLink, Inc.	7,443	138,737
Omnicom Group, Inc.	1,723	131,413
Expedia Group, Inc.	916	110,094
VeriSign, Inc.*	728	100,042
Symantec Corp.	4,712	97,303
Viacom, Inc. — Class B	2,676	80,708
F5 Networks, Inc.*	464	80,017
Juniper Networks, Inc.	2,647	72,581
Interpublic Group of Companies, Inc.	2,923	68,515
Discovery, Inc. — Class C*	2,590	66,045
DISH Network Corp. — Class A*	1,736	58,347
TripAdvisor, Inc.*	812	45,237
News Corp. — Class A	2,906	45,043
Discovery, Inc. — Class A*,1	1,183	32,532
News Corp. — Class B	923	14,630
Total Communications		25,213,358
Industrial - 8.3%
Boeing Co.	4,152	1,393,038
General Electric Co.	65,848	896,191
3M Co.	4,501	885,437
Union Pacific Corp.	5,880	833,078
Honeywell International, Inc.	5,663	815,755
United Technologies Corp.	5,641	705,294
Caterpillar, Inc.	4,533	614,992
Lockheed Martin Corp.	1,883	556,295
United Parcel Service, Inc. — Class B	5,228	555,371
CSX Corp.	6,636	423,244
FedEx Corp.	1,864	423,240
Raytheon Co.	2,178	420,746
Northrop Grumman Corp.	1,322	406,779
General Dynamics Corp.	2,094	390,343
Deere & Co.	2,459	343,768
Emerson Electric Co.	4,777	330,282
Norfolk Southern Corp.	2,142	323,164
Illinois Tool Works, Inc.	2,311	320,166
Eaton Corporation plc	3,315	247,763
Waste Management, Inc.	3,016	245,322
TE Connectivity Ltd.	2,655	239,109
Johnson Controls International plc	7,022	234,886
Roper Technologies, Inc.	782	215,762
Amphenol Corp. — Class A	2,285	199,138
Fortive Corp.	2,325	179,281
Corning, Inc.	6,295	173,175
Ingersoll-Rand plc	1,880	168,692
Rockwell Collins, Inc.	1,245	167,677
Rockwell Automation, Inc.	952	158,251
Parker-Hannifin Corp.	1,008	157,097
Cummins, Inc.	1,174	156,142
Stanley Black & Decker, Inc.	1,170	155,388
Agilent Technologies, Inc.	2,426	150,024

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 88.2% (continued)
Industrial - 8.3% (continued)
Harris Corp.	900	$130,086
Vulcan Materials Co.	1,002	129,318
Textron, Inc.	1,941	127,931
TransDigm Group, Inc.	370	127,702
AMETEK, Inc.	1,756	126,713
Republic Services, Inc. — Class A	1,691	115,597
Waters Corp.*	594	114,992
L3 Technologies, Inc.	595	114,430
Mettler-Toledo International, Inc.*	193	111,676
WestRock Co.	1,944	110,847
Martin Marietta Materials, Inc.	477	106,528
Expeditors International of Washington, Inc.	1,324	96,784
Ball Corp.	2,648	94,136
Xylem, Inc.	1,364	91,906
CH Robinson Worldwide, Inc.	1,056	88,345
Masco Corp.	2,354	88,087
Dover Corp.	1,173	85,864
Kansas City Southern	778	82,437
Packaging Corporation of America	715	79,930
J.B. Hunt Transport Services, Inc.	649	78,886
Huntington Ingalls Industries, Inc.	337	73,058
Snap-on, Inc.	429	68,949
AO Smith Corp.	1,100	65,065
PerkinElmer, Inc.	839	61,440
Fortune Brands Home & Security, Inc.	1,106	59,381
Jacobs Engineering Group, Inc.	914	58,030
Allegion plc	720	55,699
Arconic, Inc.	3,221	54,789
FLIR Systems, Inc.	1,040	54,049
Fluor Corp.	1,066	51,999
Sealed Air Corp.	1,222	51,874
Pentair plc	1,231	51,800
Garmin Ltd.	843	51,423
Stericycle, Inc.*	649	42,373
Flowserve Corp.	992	40,077
Total Industrial		16,427,091
Consumer, Cyclical - 7.3%
Home Depot, Inc.	8,746	1,706,345
Walmart, Inc.	10,968	939,409
McDonald's Corp.	5,953	932,776
NIKE, Inc. — Class B	9,725	774,888
Costco Wholesale Corp.	3,325	694,859
Lowe's Companies, Inc.	6,232	595,592
Starbucks Corp.	10,462	511,069
TJX Companies, Inc.	4,754	452,486
Walgreens Boots Alliance, Inc.	6,466	388,057
General Motors Co.	9,617	378,910
Ford Motor Co.	29,675	328,502
Target Corp.	4,042	307,677
Marriott International, Inc. — Class A	2,250	284,850
Ross Stores, Inc.	2,871	243,317
Delta Air Lines, Inc.	4,893	242,399
Southwest Airlines Co.	4,044	205,759
VF Corp.	2,482	202,333
Yum! Brands, Inc.	2,450	191,639
Dollar General Corp.	1,927	190,002
Aptiv plc	2,007	183,901
Carnival Corp.	3,078	176,400
O'Reilly Automotive, Inc.*	621	169,887
Hilton Worldwide Holdings, Inc.	2,118	167,661
PACCAR, Inc.	2,667	165,247
Dollar Tree, Inc.*	1,803	153,255
Best Buy Company, Inc.	1,859	138,644
AutoZone, Inc.*	202	135,528
Royal Caribbean Cruises Ltd.	1,284	133,022
United Continental Holdings, Inc.*	1,787	124,607
American Airlines Group, Inc.	3,159	119,916
WW Grainger, Inc.	387	119,351
MGM Resorts International	3,799	110,285
Lennar Corp. — Class A	2,074	108,885
Wynn Resorts Ltd.	642	107,432
DR Horton, Inc.	2,604	106,764
Fastenal Co.	2,181	104,972
Mohawk Industries, Inc.*	481	103,064
Genuine Parts Co.	1,112	102,070
Tapestry, Inc.	2,182	101,921
Tiffany & Co.	772	101,595
Ulta Beauty, Inc.*	433	101,088
Darden Restaurants, Inc.	939	100,529
CarMax, Inc.*	1,350	98,374
Newell Brands, Inc.	3,682	94,959
Kohl's Corp.	1,275	92,948
PVH Corp.	584	87,436
Macy's, Inc.	2,323	86,950
Copart, Inc.*	1,532	86,650
Chipotle Mexican Grill, Inc. — Class A*	186	80,235
Hasbro, Inc.	862	79,571
Advance Auto Parts, Inc.	561	76,128
Michael Kors Holdings Ltd.*	1,136	75,657
LKQ Corp.*	2,348	74,901
Norwegian Cruise Line Holdings Ltd.*	1,567	74,041
Whirlpool Corp.	489	71,506
Tractor Supply Co.	925	70,753
L Brands, Inc.	1,839	67,822
BorgWarner, Inc.	1,497	64,611
Hanesbrands, Inc.[1]	2,732	60,159
PulteGroup, Inc.	1,992	57,270
Alaska Air Group, Inc.	934	56,404
Gap, Inc.	1,645	53,282
Harley-Davidson, Inc.	1,262	53,105
Ralph Lauren Corp. — Class A	422	53,054
Foot Locker, Inc.	895	47,122
Nordstrom, Inc.	891	46,136
Leggett & Platt, Inc.	995	44,417
Mattel, Inc.[1]	2,608	42,824
Goodyear Tire & Rubber Co.	1,818	42,341
Under Armour, Inc. — Class A*,1	1,410	31,697
Under Armour, Inc. — Class C*	1,428	30,102
Total Consumer, Cyclical		14,407,348
Energy - 5.6%
Exxon Mobil Corp.	32,099	2,655,550

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 88.2% (continued)
Energy - 5.6% (continued)
Chevron Corp.	14,488	$1,831,718
Schlumberger Ltd.	10,501	703,882
ConocoPhillips	8,871	617,599
EOG Resources, Inc.	4,389	546,123
Occidental Petroleum Corp.	5,806	485,846
Valero Energy Corp.	3,267	362,082
Phillips 66	3,182	357,370
Halliburton Co.	6,641	299,243
Anadarko Petroleum Corp.	3,905	286,041
Kinder Morgan, Inc.	14,384	254,166
Marathon Petroleum Corp.	3,502	245,700
Pioneer Natural Resources Co.[1]	1,292	244,498
ONEOK, Inc.	3,117	217,660
Devon Energy Corp.	3,968	174,433
Williams Companies, Inc.	6,275	170,115
Concho Resources, Inc.*	1,130	156,336
Andeavor	1,054	138,264
Apache Corp.	2,897	135,435
Marathon Oil Corp.	6,468	134,923
Hess Corp.	1,985	132,777
Noble Energy, Inc.	3,673	129,583
National Oilwell Varco, Inc.	2,896	125,686
Equities Corp.	1,912	105,504
TechnipFMC plc	3,290	104,425
Baker Hughes a GE Co.	3,157	104,276
HollyFrontier Corp.	1,338	91,559
Cabot Oil & Gas Corp. — Class A	3,423	81,467
Cimarex Energy Co.	723	73,558
Helmerich & Payne, Inc.	825	52,602
Newfield Exploration Co.*	1,514	45,799
Total Energy		11,064,220
Utilities - 2.6%
NextEra Energy, Inc.	3,574	596,965
Duke Energy Corp.	5,315	420,310
Southern Co.	7,670	355,198
Dominion Energy, Inc.	4,947	337,287
Exelon Corp.	7,319	311,789
American Electric Power Company, Inc.	3,734	258,580
Sempra Energy	2,003	232,568
Public Service Enterprise Group, Inc.	3,830	207,356
Consolidated Edison, Inc.	2,356	183,721
Xcel Energy, Inc.	3,858	176,233
PG&E Corp.	3,915	166,622
Edison International	2,470	156,277
WEC Energy Group, Inc.	2,392	154,643
PPL Corp.	5,300	151,315
DTE Energy Co.	1,376	142,595
Eversource Energy	2,402	140,781
FirstEnergy Corp.	3,399	122,058
Evergy, Inc.	2,056	115,444
American Water Works Company, Inc.	1,350	115,263
Ameren Corp.	1,847	112,390
Entergy Corp.	1,371	110,763
CMS Energy Corp.	2,142	101,274
CenterPoint Energy, Inc.	3,271	90,639
Alliant Energy Corp.	1,755	74,272
NRG Energy, Inc.	2,268	69,628
Pinnacle West Capital Corp.	849	68,396
AES Corp.	5,014	67,238
NiSource, Inc.	2,558	67,224
SCANA Corp.	1,081	41,640
Total Utilities		5,148,469
Basic Materials - 1.8%
DowDuPont, Inc.	17,595	1,159,862
Praxair, Inc.	2,179	344,609
LyondellBasell Industries N.V. — Class A	2,437	267,704
Air Products & Chemicals, Inc.	1,662	258,823
Sherwin-Williams Co.	624	254,324
PPG Industries, Inc.	1,890	196,050
Freeport-McMoRan, Inc.	10,215	176,311
International Paper Co.	3,139	163,479
Newmont Mining Corp.	4,045	152,537
Nucor Corp.	2,412	150,750
Eastman Chemical Co.	1,082	108,157
FMC Corp.	1,020	90,994
Albemarle Corp.[1]	840	79,237
CF Industries Holdings, Inc.	1,769	78,544
Mosaic Co.	2,659	74,585
International Flavors & Fragrances, Inc.	598	74,128
Total Basic Materials		3,630,094
Total Common Stocks
(Cost $131,396,413)		174,582,212

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 5.1%
Fannie Mae[2]
1.32% due 07/02/18[3,4]	$10,000,000	9,999,511
Total Federal Agency Discount Notes
(Cost $9,999,511)		9,999,511

U.S. TREASURY BILLS†† - 0.1%
U.S. Treasury Bills
1.87% due 09/20/18[3,4,5]	300,000	298,750
1.72% due 07/12/18[3,4,9]	57,000	56,974
Total U.S. Treasury Bills
(Cost $355,693)		355,724

REPURCHASE AGREEMENTS††,6 - 3.4%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18[5]	3,672,894	3,672,894
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18[5]	1,803,564	1,803,564
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18[5]	1,202,376	1,202,376
Total Repurchase Agreements
(Cost $6,678,834)		6,678,834

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[8]	410,876	$410,876
Total Securities Lending Collateral
(Cost $410,876)		410,876
Total Investments - 97.0%
(Cost $148,841,327)		$192,027,157
Other Assets & Liabilities, net - 3.0%		5,893,415
Total Net Assets - 100.0%		$197,920,572

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	50	Sep 2018	$6,801,875	$(2,221)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements††
BNP Paribas	S&P 500 Index	2.54%	At Maturity	07/30/18	2,073	$5,635,242	$34,564
Barclays Bank plc	S&P 500 Index	2.43%	At Maturity	07/31/18	1,451	3,944,091	27,190
Goldman Sachs International	S&P 500 Index	2.48%	At Maturity	07/27/18	2,723	7,402,626	(12,772)
						$16,981,959	$48,982

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2018.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7 day yield as of June 30, 2018.
[9]	All or a portion of this security is pledged as futures collateral at June 30, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$174,582,212	$—	$—	$174,582,212
Federal Agency Discount Notes	—	9,999,511	—	9,999,511
U.S. Treasury Bills	—	355,724	—	355,724
Repurchase Agreements	—	6,678,834	—	6,678,834
Securities Lending Collateral	410,876	—	—	410,876
Equity Index Swap Agreements *	—	61,754	—	61,754
Total Assets	$174,993,088	$17,095,823	$—	$192,088,911

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts *	$2,221	$—	$—	$2,221
Equity Index Swap Agreements *	—	12,772	—	12,772
Total Liabilities	$2,221	$12,772	$—	$14,993

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

*	This derivative is reported as unrealized gain/loss at period end.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Non-cyclical - 29.9%
Align Technology, Inc.*	8,262	$2,826,761
ABIOMED, Inc.*	6,246	2,554,926
Centene Corp.*	20,296	2,500,670
Vertex Pharmaceuticals, Inc.*	14,260	2,423,630
PayPal Holdings, Inc.*	26,738	2,226,473
Total System Services, Inc.	23,095	1,951,990
Intuitive Surgical, Inc.*	3,836	1,835,449
Illumina, Inc.*	6,236	1,741,652
UnitedHealth Group, Inc.	6,051	1,484,553
Edwards Lifesciences Corp.*	10,030	1,460,067
IDEXX Laboratories, Inc.*	6,110	1,331,613
AbbVie, Inc.	14,160	1,311,924
Global Payments, Inc.	11,623	1,295,848
FleetCor Technologies, Inc.*	6,020	1,268,113
Moody's Corp.	7,180	1,224,621
Hologic, Inc.*	30,650	1,218,338
Cintas Corp.	6,166	1,141,142
Estee Lauder Companies, Inc. — Class A	7,750	1,105,848
United Rentals, Inc.*	7,126	1,051,940
ResMed, Inc.	9,680	1,002,654
Boston Scientific Corp.*	29,117	952,126
Gartner, Inc.*	6,817	905,979
Cigna Corp.	5,180	880,341
Stryker Corp.	5,060	854,432
S&P Global, Inc.	4,170	850,221
Constellation Brands, Inc. — Class A	3,545	775,894
Abbott Laboratories	12,670	772,743
Avery Dennison Corp.	7,383	753,804
Cooper Companies, Inc.	3,150	741,668
Zoetis, Inc.	7,960	678,112
Becton Dickinson and Co.	2,803	671,487
Monster Beverage Corp.*	10,940	626,862
Regeneron Pharmaceuticals, Inc.*	1,740	600,283
Incyte Corp.*	6,000	402,000
Celgene Corp.*	4,732	375,815
Nektar Therapeutics*	6,847	334,339
Total Consumer, Non-cyclical		44,134,318
Technology - 28.4%
Adobe Systems, Inc.*	11,590	2,825,758
NVIDIA Corp.	10,545	2,498,110
MSCI, Inc. — Class A	13,349	2,208,325
salesforce.com, Inc.*	15,626	2,131,386
Activision Blizzard, Inc.	27,892	2,128,717
Red Hat, Inc.*	15,252	2,049,411
IPG Photonics Corp.*	9,030	1,992,289
Applied Materials, Inc.	42,790	1,976,470
Lam Research Corp.	10,661	1,842,754
Broadcom, Inc.	7,240	1,756,714
Broadridge Financial Solutions, Inc.	14,740	1,696,574
Qorvo, Inc.*	20,428	1,637,713
Apple, Inc.	8,070	1,493,837
Micron Technology, Inc.*	27,520	1,443,149
Cadence Design Systems, Inc.*	31,100	1,346,941
Skyworks Solutions, Inc.	13,632	1,317,533
ANSYS, Inc.*	7,164	1,247,826
Microchip Technology, Inc.	13,457	1,223,914
Cerner Corp.*	20,174	1,206,203
Intuit, Inc.	5,759	1,176,593
Cognizant Technology Solutions Corp. — Class A	13,420	1,060,046
Synopsys, Inc.*	11,735	1,004,164
NetApp, Inc.	12,360	970,631
Analog Devices, Inc.	9,986	957,857
Electronic Arts, Inc.*	6,567	926,078
KLA-Tencor Corp.	6,583	674,955
Fiserv, Inc.*	8,572	635,100
Texas Instruments, Inc.	5,700	628,425
Total Technology		42,057,473
Financial - 12.3%
CBRE Group, Inc. — Class A*	35,675	1,703,124
Visa, Inc. — Class A	12,360	1,637,082
Cboe Global Markets, Inc.	15,416	1,604,343
Mastercard, Inc. — Class A	7,786	1,530,105
Progressive Corp.	24,658	1,458,521
Prologis, Inc. REIT	21,671	1,423,568
E*TRADE Financial Corp.*	22,323	1,365,275
SBA Communications Corp. REIT*	7,373	1,217,430
American Tower Corp. — Class A REIT	8,160	1,176,427
Extra Space Storage, Inc. REIT	11,157	1,113,580
Intercontinental Exchange, Inc.	15,006	1,103,691
T. Rowe Price Group, Inc.	7,190	834,687
SVB Financial Group*	2,796	807,373
Charles Schwab Corp.	14,249	728,124
Equinix, Inc. REIT	1,140	490,075
Total Financial		18,193,405
Communications - 11.5%
Netflix, Inc.*	10,150	3,973,014
Amazon.com, Inc.*	1,590	2,702,682
Facebook, Inc. — Class A*	10,059	1,954,665
VeriSign, Inc.*	10,715	1,472,455
Motorola Solutions, Inc.	11,053	1,286,238
eBay, Inc.*	33,619	1,219,025
Twitter, Inc.*	24,600	1,074,282
Charter Communications, Inc. — Class A*	3,450	1,011,574
Booking Holdings, Inc.*	471	954,759
Alphabet, Inc. — Class A*	582	657,189
Alphabet, Inc. — Class C*	587	654,887
Total Communications		16,960,770
Industrial - 8.2%
Boeing Co.	3,971	1,332,310
Corning, Inc.	41,050	1,129,285
Agilent Technologies, Inc.	15,240	942,441
Roper Technologies, Inc.	3,100	855,321
Waste Management, Inc.	10,270	835,362
TransDigm Group, Inc.	2,400	828,336
Mettler-Toledo International, Inc.*	1,420	821,655
Rockwell Collins, Inc.	5,880	791,919
Waters Corp.*	3,847	744,741
AMETEK, Inc.	10,190	735,310
Amphenol Corp. — Class A	8,300	723,345
AO Smith Corp.	12,055	713,053
CSX Corp.	10,590	675,430

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Industrial - 8.2% (continued)
Fortune Brands Home & Security, Inc.	11,723	$629,408
Illinois Tool Works, Inc.	2,800	387,912
Total Industrial		12,145,828
Consumer, Cyclical - 8.1%
PulteGroup, Inc.	60,652	1,743,745
Copart, Inc.*	29,150	1,648,724
DR Horton, Inc.	36,394	1,492,154
Marriott International, Inc. — Class A	11,568	1,464,509
Aptiv plc	12,970	1,188,441
Norwegian Cruise Line Holdings Ltd.*	23,962	1,132,205
Home Depot, Inc.	5,100	995,010
Michael Kors Holdings Ltd.*	13,860	923,076
Dollar Tree, Inc.*	9,868	838,780
Wynn Resorts Ltd.	3,442	575,984
Total Consumer, Cyclical		12,002,628
Basic Materials - 1.1%
Sherwin-Williams Co.	2,430	990,395
FMC Corp.	6,812	607,699
Total Basic Materials		1,598,094
Total Common Stocks
(Cost $115,899,557)		147,092,516

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	$470,160	470,160
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	230,871	230,871
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	153,914	153,914
Total Repurchase Agreements
(Cost $854,945)		854,945
Total Investments - 100.1%
(Cost $116,754,502)		$147,947,461
Other Assets & Liabilities, net - (0.1)%		(125,791)
Total Net Assets - 100.0%		$147,821,670

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$147,092,516	$—	$—	$147,092,516
Repurchase Agreements	—	854,945	—	854,945
Total Assets	$147,092,516	$854,945	$—	$147,947,461

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.5%
Financial - 26.6%
Berkshire Hathaway, Inc. — Class B*	8,645	$1,613,589
XL Group Ltd.	22,512	1,259,546
Jefferies Financial Group, Inc.	45,156	1,026,847
Loews Corp.	19,332	933,349
Prudential Financial, Inc.	9,897	925,469
Assurant, Inc.	8,067	834,854
Capital One Financial Corp.	8,612	791,443
Everest Re Group Ltd.	3,253	749,751
Lincoln National Corp.	12,013	747,809
MetLife, Inc.	16,109	702,352
Citigroup, Inc.	10,181	681,312
American International Group, Inc.	12,195	646,579
Hartford Financial Services Group, Inc.	12,637	646,130
Citizens Financial Group, Inc.	16,043	624,073
Regions Financial Corp.	28,750	511,175
Travelers Companies, Inc.	3,927	480,429
Aflac, Inc.	11,055	475,586
Unum Group	12,518	463,041
Morgan Stanley	9,693	459,448
Goldman Sachs Group, Inc.	2,079	458,565
People's United Financial, Inc.	25,296	457,605
SunTrust Banks, Inc.	6,929	457,453
Zions Bancorporation	7,415	390,696
Chubb Ltd.	2,990	379,790
KeyCorp	18,952	370,322
Fifth Third Bancorp	12,888	369,886
BB&T Corp.	6,730	339,461
Wells Fargo & Co.	5,943	329,480
Bank of New York Mellon Corp.	6,035	325,468
JPMorgan Chase & Co.	2,923	304,577
Cincinnati Financial Corp.	4,115	275,129
Huntington Bancshares, Inc.	18,208	268,750
PNC Financial Services Group, Inc.	1,904	257,230
Invesco Ltd.	7,046	187,142
Total Financial		19,744,336
Consumer, Cyclical - 21.8%
Kohl's Corp.	25,559	1,863,251
Macy's, Inc.	47,900	1,792,897
General Motors Co.	31,476	1,240,154
Ford Motor Co.	104,399	1,155,697
Target Corp.	13,973	1,063,625
United Continental Holdings, Inc.*	14,485	1,010,039
Best Buy Company, Inc.	12,739	950,075
Foot Locker, Inc.	15,645	823,709
Goodyear Tire & Rubber Co.	32,214	750,264
Newell Brands, Inc.	27,323	704,660
Advance Auto Parts, Inc.	5,134	696,684
Whirlpool Corp.	4,128	603,638
Nordstrom, Inc.	11,637	602,564
Walgreens Boots Alliance, Inc.	7,875	472,618
Walmart, Inc.	5,061	433,475
PVH Corp.	2,836	424,606
Delta Air Lines, Inc.	7,443	368,726
Costco Wholesale Corp.	1,590	332,278
Alaska Air Group, Inc.	5,171	312,277
Gap, Inc.	9,611	311,300
Genuine Parts Co.	2,733	250,862
Total Consumer, Cyclical		16,163,399
Consumer, Non-cyclical - 17.8%
Envision Healthcare Corp.*	46,206	2,033,526
Archer-Daniels-Midland Co.	33,571	1,538,559
Express Scripts Holding Co.*	15,148	1,169,577
CVS Health Corp.	14,582	938,352
Kroger Co.	32,651	928,921
McKesson Corp.	6,413	855,494
Cardinal Health, Inc.	15,667	765,019
Quanta Services, Inc.*	22,163	740,244
AmerisourceBergen Corp. — Class A	6,651	567,131
Humana, Inc.	1,698	505,376
Molson Coors Brewing Co. — Class B	7,365	501,115
DaVita, Inc.*	7,078	491,496
Universal Health Services, Inc. — Class B	4,333	482,870
Mylan N.V.*	12,301	444,558
Sysco Corp.	5,798	395,945
Tyson Foods, Inc. — Class A	5,349	368,279
Coty, Inc. — Class A	19,501	274,964
JM Smucker Co.	2,221	238,713
Total Consumer, Non-cyclical		13,240,139
Energy - 12.6%
Valero Energy Corp.	12,439	1,378,614
Andeavor	9,977	1,308,783
TechnipFMC plc	37,899	1,202,914
Baker Hughes a GE Co.	34,575	1,142,012
Marathon Petroleum Corp.	12,775	896,294
Phillips 66	6,999	786,058
HollyFrontier Corp.	11,070	757,520
National Oilwell Varco, Inc.	15,759	683,941
Kinder Morgan, Inc.	32,592	575,900
Chevron Corp.	2,946	372,463
Exxon Mobil Corp.	3,293	272,430
Total Energy		9,376,929
Communications - 6.3%
CenturyLink, Inc.	110,141	2,053,028
Viacom, Inc. — Class B	21,249	640,870
News Corp. — Class A	31,103	482,096
Discovery, Inc. — Class C*	15,208	387,804
AT&T, Inc.	11,336	363,999
Discovery, Inc. — Class A*,1	11,386	313,115
Interpublic Group of Companies, Inc.	12,447	291,758
News Corp. — Class B	9,938	157,517
Total Communications		4,690,187
Industrial - 4.6%
Fluor Corp.	20,287	989,600
Jacobs Engineering Group, Inc.	9,129	579,600
WestRock Co.	9,292	529,830
Johnson Controls International plc	12,761	426,855
Textron, Inc.	5,508	363,032
Eaton Corporation plc	3,858	288,347

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Industrial - 4.6% (continued)
General Electric Co.	18,039	$245,511
Total Industrial		3,422,775
Utilities - 4.1%
AES Corp.	69,049	925,947
SCANA Corp.	19,032	733,113
Exelon Corp.	14,864	633,206
PG&E Corp.	10,084	429,175
Duke Energy Corp.	3,724	294,494
Total Utilities		3,015,935
Technology - 3.1%
Hewlett Packard Enterprise Co.	76,198	1,113,253
Xerox Corp.	30,192	724,608
Western Digital Corp.	5,697	441,005
Total Technology		2,278,866
Basic Materials - 2.6%
Mosaic Co.	40,158	1,126,432
Nucor Corp.	7,974	498,375
DowDuPont, Inc.	4,799	316,350
Total Basic Materials		1,941,157
Total Common Stocks
(Cost $61,950,097)		73,873,723

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	$185,515	185,515
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	91,097	91,097
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	60,731	60,731
Total Repurchase Agreements
(Cost $337,343)		337,343

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[4]	248,450	248,450
Total Securities Lending Collateral
(Cost $248,450)		248,450
Total Investments - 100.3%
(Cost $62,535,890)		$74,459,516
Other Assets & Liabilities, net - (0.3)%		(232,307)
Total Net Assets - 100.0%		$74,227,209

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2018.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$73,873,723	$—	$—	$73,873,723
Repurchase Agreements	—	337,343	—	337,343
Securities Lending Collateral	248,450	—	—	248,450
Total Assets	$74,122,173	$337,343	$—	$74,459,516

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.8%
Consumer, Non-cyclical - 26.1%
LivaNova plc*	21,040	$2,100,213
Exelixis, Inc.*	94,350	2,030,412
ICU Medical, Inc.*	6,060	1,779,519
Catalent, Inc.*	38,820	1,626,170
Masimo Corp.*	16,187	1,580,660
Globus Medical, Inc. — Class A*	31,230	1,575,866
Hill-Rom Holdings, Inc.	16,090	1,405,300
Charles River Laboratories International, Inc.*	11,100	1,246,086
Encompass Health Corp.	18,170	1,230,472
Healthcare Services Group, Inc.	26,480	1,143,671
Chemed Corp.	3,510	1,129,553
Brink's Co.	13,990	1,115,703
Akorn, Inc.*	66,157	1,097,545
Lamb Weston Holdings, Inc.	15,765	1,080,060
Sprouts Farmers Market, Inc.*	45,966	1,014,470
Bio-Techne Corp.	6,645	983,128
Service Corporation International	24,730	885,087
Cantel Medical Corp.	8,950	880,322
Teleflex, Inc.	3,180	852,908
Sotheby's*	15,107	820,914
MarketAxess Holdings, Inc.	4,136	818,349
Rollins, Inc.	15,170	797,639
CoreLogic, Inc.*	14,740	765,006
PRA Health Sciences, Inc.*	7,750	723,540
WEX, Inc.*	3,730	710,490
Bio-Rad Laboratories, Inc. — Class A*	1,900	548,226
Total Consumer, Non-cyclical		29,941,309
Consumer, Cyclical - 21.5%
Five Below, Inc.*	24,639	2,407,477
Churchill Downs, Inc.	7,173	2,126,794
Scientific Games Corp. — Class A*	35,897	1,764,338
TRI Pointe Group, Inc.*	103,950	1,700,622
KB Home	61,920	1,686,701
Ollie's Bargain Outlet Holdings, Inc.*	21,910	1,588,475
NVR, Inc.*,1	520	1,544,582
Skechers U.S.A., Inc. — Class A*	50,477	1,514,815
Live Nation Entertainment, Inc.*,1	30,021	1,458,120
Toll Brothers, Inc.	34,840	1,288,732
Domino's Pizza, Inc.	4,498	1,269,200
Thor Industries, Inc.	11,152	1,086,093
Herman Miller, Inc.	30,260	1,025,814
Delphi Technologies plc	19,662	893,835
Polaris Industries, Inc.	6,533	798,202
Boyd Gaming Corp.	21,417	742,313
Pool Corp.	4,737	717,655
Wyndham Hotels & Resorts, Inc.	9,910	583,005
Wyndham Destinations, Inc.	9,910	438,716
Total Consumer, Cyclical		24,635,489
Technology - 18.1%
Medidata Solutions, Inc.*	30,160	2,429,690
Fortinet, Inc.*	38,230	2,386,699
MKS Instruments, Inc.	20,430	1,955,151
Zebra Technologies Corp. — Class A*	12,795	1,832,884
Monolithic Power Systems, Inc.	11,274	1,506,996
Integrated Device Technology, Inc.*	42,776	1,363,699
Blackbaud, Inc.	12,280	1,258,086
Teradyne, Inc.	30,400	1,157,328
Tyler Technologies, Inc.*	4,560	1,012,776
Fair Isaac Corp.*	4,771	922,330
Ultimate Software Group, Inc.*	3,576	920,141
j2 Global, Inc.	10,055	870,863
Silicon Laboratories, Inc.*	8,290	825,684
Jack Henry & Associates, Inc.	5,890	767,820
Cirrus Logic, Inc.*	19,798	758,857
MAXIMUS, Inc.	11,896	738,860
Total Technology		20,707,864
Industrial - 14.6%
Louisiana-Pacific Corp.	73,620	2,003,937
Jabil, Inc.	70,060	1,937,860
KLX, Inc.*	24,760	1,780,244
Dycom Industries, Inc.*	14,850	1,403,473
Cognex Corp.	28,894	1,288,961
Graco, Inc.	27,220	1,230,888
Littelfuse, Inc.	4,880	1,113,518
Coherent, Inc.*	6,460	1,010,473
Old Dominion Freight Line, Inc.	6,730	1,002,501
Lennox International, Inc.	4,200	840,630
Teledyne Technologies, Inc.*	3,420	680,785
IDEX Corp.	4,070	555,474
Eagle Materials, Inc.	4,626	485,591
National Instruments Corp.	11,180	469,336
Trimble, Inc.*	13,720	450,565
Nordson Corp.	3,470	445,583
Total Industrial		16,699,819
Financial - 14.3%
Evercore, Inc. — Class A	15,352	1,618,869
LendingTree, Inc.*,1	6,680	1,428,184
CNO Financial Group, Inc.	72,380	1,378,115
First Industrial Realty Trust, Inc. REIT	40,631	1,354,638
Kemper Corp.	16,650	1,259,573
Primerica, Inc.	12,280	1,223,088
DCT Industrial Trust, Inc. REIT	16,980	1,133,075
Janus Henderson Group plc	30,630	941,260
CoreSite Realty Corp. REIT	8,310	920,914
Synovus Financial Corp.	17,033	899,853
SEI Investments Co.	12,804	800,506
East West Bancorp, Inc.	11,995	782,074
Bank of the Ozarks	17,243	776,625
Texas Capital Bancshares, Inc.*	6,407	586,240
Interactive Brokers Group, Inc. — Class A	7,213	464,589
Federated Investors, Inc. — Class B	17,190	400,871
Eaton Vance Corp.	7,280	379,943
Total Financial		16,348,417
Communications - 2.9%
New York Times Co. — Class A	37,724	977,052
LogMeIn, Inc.	8,891	917,996
InterDigital, Inc.	8,575	693,717

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Communications - 2.9% (continued)
FactSet Research Systems, Inc.	3,491	$691,567
Total Communications		3,280,332
Basic Materials - 2.3%
Royal Gold, Inc.	12,930	1,200,421
Versum Materials, Inc.	26,910	999,707
Chemours Co.	10,740	476,426
Total Basic Materials		2,676,554
Total Common Stocks
(Cost $104,243,577)		114,289,784

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	$311,089	311,089
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	152,760	152,760
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	101,840	101,840
Total Repurchase Agreements
(Cost $565,689)		565,689

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[4]	2,008,992	$2,008,992
Total Securities Lending Collateral
(Cost $2,008,992)		2,008,992
Total Investments - 102.1%
(Cost $106,818,258)		$116,864,465
Other Assets & Liabilities, net - (2.1)%		(2,361,268)
Total Net Assets - 100.0%		$114,503,197

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$114,289,784	$—	$—	$114,289,784
Repurchase Agreements	—	565,689	—	565,689
Securities Lending Collateral	2,008,992	—	—	2,008,992
Total Assets	$116,298,776	$565,689	$—	$116,864,465

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.9%
ENERGY - 20.2%
NOW, Inc.*	28,720	$382,838
PBF Energy, Inc. — Class A	8,920	374,016
Diamond Offshore Drilling, Inc.*,1	13,390	279,315
Ensco plc — Class A1	35,680	259,037
McDermott International, Inc.*	12,070	237,175
QEP Resources, Inc.*	18,130	222,274
Range Resources Corp.	11,760	196,745
Oceaneering International, Inc.	6,905	175,801
Rowan Companies plc — Class A*	10,670	173,067
Murphy USA, Inc.*	2,264	168,193
CNX Resources Corp.*	8,972	159,522
Gulfport Energy Corp.*	12,370	155,491
Oasis Petroleum, Inc.*	11,920	154,602
Murphy Oil Corp.	4,292	144,941
Chesapeake Energy Corp.*,1	27,230	142,685
Callon Petroleum Co.*	6,270	67,340
Total Energy		3,293,042
FINANCIAL - 19.1%
Genworth Financial, Inc. — Class A*	125,348	564,066
Navient Corp.	16,880	219,947
Old Republic International Corp.	10,489	208,836
Legg Mason, Inc.	5,652	196,294
Reinsurance Group of America, Inc. — Class A	1,261	168,318
Aspen Insurance Holdings Ltd.	3,844	156,451
Sabra Health Care REIT, Inc. REIT	6,771	147,134
Hanover Insurance Group, Inc.	1,213	145,026
WR Berkley Corp.	1,805	130,700
Alleghany Corp.	223	128,219
FNB Corp.	9,040	121,317
LaSalle Hotel Properties REIT	3,250	111,247
New York Community Bancorp, Inc.	9,850	108,744
Stifel Financial Corp.	2,040	106,590
Associated Banc-Corp.	3,476	94,895
Mercury General Corp.	2,020	92,031
American Financial Group, Inc.	840	90,157
Umpqua Holdings Corp.	3,819	86,271
PacWest Bancorp	1,720	85,002
United Bankshares, Inc.	2,205	80,262
Alexander & Baldwin, Inc. REIT	2,780	65,330
Total Financial		3,106,837
INDUSTRIAL - 17.4%
Avnet, Inc.	10,145	435,119
Arrow Electronics, Inc.*	4,095	308,272
Tech Data Corp.*	3,359	275,841
AECOM*	8,066	266,420
Esterline Technologies Corp.*	2,760	203,688
SYNNEX Corp.	1,735	167,445
Regal Beloit Corp.	1,805	147,649
Ryder System, Inc.	2,006	144,151
AGCO Corp.	1,938	117,675
Trinity Industries, Inc.	3,287	112,613
EMCOR Group, Inc.	1,370	104,367
Kirby Corp.*	1,242	103,831
KBR, Inc.	5,560	99,635
Greif, Inc. — Class A	1,831	96,842
GATX Corp.	1,240	92,045
Worthington Industries, Inc.	2,110	88,557
Owens-Illinois, Inc.*	4,230	71,106
Total Industrial		2,835,256
CONSUMER, CYCLICAL - 16.0%
Dillard's, Inc. — Class A1	6,520	616,140
Signet Jewelers Ltd.	7,830	436,523
Dick's Sporting Goods, Inc.	9,730	342,982
Bed Bath & Beyond, Inc.	15,970	318,202
World Fuel Services Corp.	13,589	277,351
AutoNation, Inc.*	4,400	213,752
JetBlue Airways Corp.*	5,746	109,059
Big Lots, Inc.	2,561	106,999
HNI Corp.	2,460	91,512
International Speedway Corp. — Class A	1,839	82,203
Total Consumer, Cyclical		2,594,723
CONSUMER, NON-CYCLICAL - 13.5%
LifePoint Health, Inc.*	9,109	444,519
TreeHouse Foods, Inc.*	6,168	323,882
Acadia Healthcare Company, Inc.*	6,800	278,188
United Natural Foods, Inc.*	6,259	267,009
Aaron's, Inc.	3,750	162,937
Patterson Companies, Inc.	7,160	162,317
Graham Holdings Co. — Class B	237	138,906
ManpowerGroup, Inc.	1,566	134,770
Avis Budget Group, Inc.*	3,340	108,550
Adtalem Global Education, Inc.*	1,948	93,699
MEDNAX, Inc.*	1,910	82,665
Total Consumer, Non-cyclical		2,197,442
BASIC MATERIALS - 7.3%
Domtar Corp.	6,377	304,438
United States Steel Corp.	7,952	276,332
Reliance Steel & Aluminum Co.	3,132	274,175
Commercial Metals Co.	10,793	227,840
Allegheny Technologies, Inc.*	4,130	103,746
Total Basic Materials		1,186,531
COMMUNICATIONS - 3.3%
Telephone & Data Systems, Inc.	9,497	260,408
Ciena Corp.*	6,680	177,087
ARRIS International plc*	3,960	96,802
Total Communications		534,297
TECHNOLOGY - 3.1%
Synaptics, Inc.*	3,662	184,455
Convergys Corp.	6,320	154,461
NCR Corp.*	3,026	90,719
NetScout Systems, Inc.*	2,553	75,824
Total Technology		505,459
Total Common Stocks
(Cost $14,257,134)		16,253,587

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.9%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	$80,427	$80,427
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	39,493	39,493
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	26,329	26,329
Total Repurchase Agreements
(Cost $146,249)		146,249

	Shares
SECURITIES LENDING COLLATERAL†,3 - 5.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[4]	944,064	944,064
Total Securities Lending Collateral
(Cost $944,064)		944,064
Total Investments - 106.6%
(Cost $15,347,446)		$17,343,900
Other Assets & Liabilities, net - (6.6)%		(1,069,052)
Total Net Assets - 100.0%		$16,274,848

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,253,587	$—	$—	$16,253,587
Repurchase Agreements	—	146,249	—	146,249
Securities Lending Collateral	944,064	—	—	944,064
Total Assets	$17,197,651	$146,249	$—	$17,343,900

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer, Non-cyclical - 34.3%
Enanta Pharmaceuticals, Inc.*	6,537	$757,638
BioTelemetry, Inc.*	14,755	663,975
Supernus Pharmaceuticals, Inc.*	10,863	650,151
Insperity, Inc.	6,096	580,644
Amedisys, Inc.*	5,383	460,031
Medifast, Inc.	2,810	450,050
Calavo Growers, Inc.	4,646	446,713
Integer Holdings Corp.*	6,840	442,206
Innoviva, Inc.*	31,942	440,800
OraSure Technologies, Inc.*	26,334	433,721
AMN Healthcare Services, Inc.*	7,094	415,708
Cutera, Inc.*	9,916	399,615
Corcept Therapeutics, Inc.*	23,401	367,864
Ligand Pharmaceuticals, Inc. — Class B*	1,768	366,276
Inogen, Inc.*	1,960	365,207
Korn/Ferry International	5,870	363,529
Providence Service Corp.*	4,570	358,974
ASGN, Inc.*	4,400	344,036
LHC Group, Inc.*	3,850	329,521
Emergent BioSolutions, Inc.*	5,590	282,239
Momenta Pharmaceuticals, Inc.*	13,695	280,063
LeMaitre Vascular, Inc.	7,846	262,684
Merit Medical Systems, Inc.*	5,015	256,768
Central Garden & Pet Co. — Class A*	6,196	250,752
Repligen Corp.*	5,240	246,490
MiMedx Group, Inc.*,1	36,998	236,417
Surmodics, Inc.*	3,999	220,745
NutriSystem, Inc.	5,444	209,594
Neogen Corp.*	2,554	204,805
Green Dot Corp. — Class A*	2,630	193,016
ANI Pharmaceuticals, Inc.*	2,887	192,852
Myriad Genetics, Inc.*	5,140	192,082
CorVel Corp.*	3,478	187,812
Heska Corp.*	1,745	181,113
Phibro Animal Health Corp. — Class A	3,870	178,214
MGP Ingredients, Inc.[1]	1,890	167,851
Tivity Health, Inc.*	4,605	162,096
Eagle Pharmaceuticals, Inc.*	2,060	155,860
Coca-Cola Bottling Company Consolidated	1,120	151,345
Orthofix International N.V.*	2,060	117,049
Inter Parfums, Inc.	2,147	114,864
Central Garden & Pet Co.*	1,832	79,655
Lantheus Holdings, Inc.*	3,835	55,799
Total Consumer, Non-cyclical		13,216,824
Industrial - 18.0%
KEMET Corp.*	26,286	634,807
Applied Optoelectronics, Inc.*	13,696	614,950
TTM Technologies, Inc.*	25,811	455,048
TopBuild Corp.*	5,230	409,718
Proto Labs, Inc.*	3,100	368,745
PGT Innovations, Inc.*	17,419	363,186
Trex Company, Inc.*	5,562	348,126
Control4 Corp.*	10,780	262,062
II-VI, Inc.*	5,903	256,485
Vicor Corp.*	5,879	256,031
Patrick Industries, Inc.*	4,383	249,174
EnPro Industries, Inc.	3,550	248,323
Axon Enterprise, Inc.*	3,850	243,243
Aerovironment, Inc.*	2,940	210,004
Electro Scientific Industries, Inc.*	12,660	199,648
Harsco Corp.*	8,214	181,529
Comfort Systems USA, Inc.	3,910	179,078
US Concrete, Inc.*,1	3,240	170,100
Rogers Corp.*	1,480	164,961
John Bean Technologies Corp.	1,748	155,397
Alamo Group, Inc.	1,590	143,672
Aerojet Rocketdyne Holdings, Inc.*	4,590	135,359
Forward Air Corp.	2,030	119,932
Simpson Manufacturing Company, Inc.	1,906	118,534
Barnes Group, Inc.	1,720	101,308
American Woodmark Corp.*	1,080	98,874
Raven Industries, Inc.	2,400	92,280
Albany International Corp. — Class A	1,450	87,218
Advanced Energy Industries, Inc.*	1,345	78,131
Total Industrial		6,945,923
Technology - 15.6%
Qualys, Inc.*	7,414	625,000
Brooks Automation, Inc.	18,480	602,818
Rudolph Technologies, Inc.*	15,529	459,658
Cohu, Inc.	17,230	422,307
Virtusa Corp.*	7,330	356,824
Mercury Systems, Inc.*	9,265	352,626
FormFactor, Inc.*	24,800	329,840
Tabula Rasa HealthCare, Inc.*	4,970	317,235
Kulicke & Soffa Industries, Inc.	13,240	315,377
Axcelis Technologies, Inc.*	15,430	305,514
Quality Systems, Inc.*	14,800	288,600
Ebix, Inc.	3,133	238,891
CEVA, Inc.*	7,814	235,983
Omnicell, Inc.*	4,339	227,581
Cabot Microelectronics Corp.	1,870	201,137
MaxLinear, Inc. — Class A*	11,582	180,563
ExlService Holdings, Inc.*	2,840	160,772
SPS Commerce, Inc.*	1,678	123,299
TTEC Holdings, Inc.	3,090	106,760
Progress Software Corp.	2,308	89,597
Rambus, Inc.*	5,549	69,585
Total Technology		6,009,967
Consumer, Cyclical - 12.3%
Cavco Industries, Inc.*	1,817	377,300
LGI Homes, Inc.*,1	6,200	357,926
Fox Factory Holding Corp.*	7,223	336,231
FirstCash, Inc.	3,380	303,693
RH*,1	2,168	302,870
Installed Building Products, Inc.*	5,325	301,129
Ruth's Hospitality Group, Inc.	10,490	294,244
Penn National Gaming, Inc.*	8,129	273,053
Wingstop, Inc.	5,122	266,959

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer, Cyclical - 12.3% (continued)
Marriott Vacations Worldwide Corp.	2,160	$243,994
Sleep Number Corp.*	8,316	241,330
Dave & Buster's Entertainment, Inc.*	4,805	228,718
Winnebago Industries, Inc.	5,214	211,688
iRobot Corp.*,1	2,683	203,291
PetMed Express, Inc.[1]	4,495	198,005
Monarch Casino & Resort, Inc.*	4,470	196,904
LCI Industries	1,734	156,320
Shake Shack, Inc. — Class A*,1	2,230	147,581
Interface, Inc. — Class A	4,410	101,209
Total Consumer, Cyclical		4,742,445
Financial - 10.9%
National Storage Affiliates Trust REIT	16,250	500,825
National Bank Holdings Corp. — Class A	11,960	461,536
Four Corners Property Trust, Inc. REIT	18,538	456,591
NMI Holdings, Inc. — Class A*	27,900	454,770
Walker & Dunlop, Inc.	8,114	451,544
BofI Holding, Inc.*	8,065	329,939
Third Point Reinsurance Ltd.*	18,680	233,500
Easterly Government Properties, Inc. REIT	10,800	213,408
LegacyTexas Financial Group, Inc.	4,584	178,868
HFF, Inc. — Class A	4,880	167,628
Pacific Premier Bancorp, Inc.*	4,202	160,306
Meta Financial Group, Inc.	1,640	159,736
ServisFirst Bancshares, Inc.	3,144	131,199
Lexington Realty Trust REIT	12,358	107,886
EastGroup Properties, Inc. REIT	1,122	107,218
WageWorks, Inc.*	1,680	84,000
Total Financial		4,198,954
Communications - 6.9%
World Wrestling Entertainment, Inc. — Class A	10,236	745,386
Stamps.com, Inc.*	1,980	501,039
XO Group, Inc.*	10,990	351,680
QuinStreet, Inc.*	27,000	342,900
CalAmp Corp.*	9,710	227,505
Vonage Holdings Corp.*	12,980	167,312
Extreme Networks, Inc.*	15,029	119,631
Shutterstock, Inc.*	2,506	118,935
Cogent Communications Holdings, Inc.	1,790	95,586
Total Communications		2,669,974
Basic Materials - 1.4%
Kraton Corp.*	6,192	285,699
Koppers Holdings, Inc.*	4,700	180,245
Ingevity Corp.*	1,080	87,329
Total Basic Materials		553,273
Total Common Stocks
(Cost $33,158,480)		38,337,360

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	$127,616	127,616
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	62,666	62,666
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	41,777	41,777
Total Repurchase Agreements
(Cost $232,059)		232,059

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[4]	1,179,665	1,179,665
Total Securities Lending Collateral
(Cost $1,179,665)		1,179,665
Total Investments - 103.1%
(Cost $34,570,204)		$39,749,084
Other Assets & Liabilities, net - (3.1)%		(1,209,756)
Total Net Assets - 100.0%		$38,539,328

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2018.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$38,337,360	$—	$—	$38,337,360
Repurchase Agreements	—	232,059	—	232,059
Securities Lending Collateral	1,179,665	—	—	1,179,665
Total Assets	$39,517,025	$232,059	$—	$39,749,084

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.7%
Consumer, Cyclical - 37.2%
GameStop Corp. — Class A1	13,690	$199,463
Cato Corp. — Class A	7,917	194,917
Office Depot, Inc.	76,050	193,928
Veritiv Corp.*,1	4,801	191,320
Fossil Group, Inc.*	6,985	187,687
Abercrombie & Fitch Co. — Class A	7,482	183,159
ScanSource, Inc.*	4,219	170,026
Big 5 Sporting Goods Corp.[1]	22,045	167,542
Perry Ellis International, Inc.*	6,056	164,542
Superior Industries International, Inc.	8,775	157,073
Shoe Carnival, Inc.	4,725	153,326
Hibbett Sports, Inc.*	6,687	153,132
Barnes & Noble, Inc.	22,903	145,434
Sonic Automotive, Inc. — Class A	6,346	130,728
Genesco, Inc.*	3,015	119,696
Barnes & Noble Education, Inc.*	20,985	118,355
American Axle & Manufacturing Holdings, Inc.*	7,518	116,980
G-III Apparel Group Ltd.*	2,363	104,917
Vera Bradley, Inc.*	7,310	102,632
Express, Inc.*	11,185	102,343
Anixter International, Inc.*	1,546	97,862
Kirkland's, Inc.*	8,051	93,714
EZCORP, Inc. — Class A*	7,683	92,580
Regis Corp.*	5,573	92,177
Ascena Retail Group, Inc.*	22,994	91,631
Vitamin Shoppe, Inc.*,1	12,962	90,086
Group 1 Automotive, Inc.	1,417	89,271
Guess?, Inc.	4,164	89,110
Cooper Tire & Rubber Co.	3,350	88,105
MarineMax, Inc.*	4,580	86,791
M/I Homes, Inc.*	3,234	85,636
Chico's FAS, Inc.	10,454	85,096
Zumiez, Inc.*	3,311	82,941
Caleres, Inc.	2,341	80,507
DSW, Inc. — Class A	3,007	77,641
Asbury Automotive Group, Inc.*,1	1,059	72,594
Francesca's Holdings Corp.*	9,370	70,743
Essendant, Inc.	5,169	68,334
Red Robin Gourmet Burgers, Inc.*	1,454	67,756
J.C. Penney Company, Inc.*,1	28,355	66,351
Movado Group, Inc.	1,298	62,693
Haverty Furniture Companies, Inc.	2,870	61,992
Cooper-Standard Holdings, Inc.*	376	49,132
Vista Outdoor, Inc.*	3,169	49,088
Core-Mark Holding Company, Inc.	2,141	48,600
El Pollo Loco Holdings, Inc.*	3,706	42,248
Titan International, Inc.	3,919	42,051
Daktronics, Inc.	4,470	38,040
Standard Motor Products, Inc.	660	31,904
Unifi, Inc.*	889	28,181
Total Consumer, Cyclical		5,180,055
Industrial - 15.6%
Olympic Steel, Inc.	7,915	161,545
Atlas Air Worldwide Holdings, Inc.*	1,886	135,226
Orion Group Holdings, Inc.*	15,987	132,053
ArcBest Corp.	2,793	127,640
DXP Enterprises, Inc.*	2,949	112,652
Sanmina Corp.*	3,724	109,113
Benchmark Electronics, Inc.	3,586	104,532
Boise Cascade Co.	2,180	97,446
Powell Industries, Inc.[1]	2,642	92,021
Greenbrier Companies, Inc.	1,642	86,615
TimkenSteel Corp.*	5,141	84,055
Hub Group, Inc. — Class A*	1,684	83,863
MYR Group, Inc.*	2,350	83,331
Echo Global Logistics, Inc.*	2,813	82,280
Tredegar Corp.	3,274	76,939
Matson, Inc.	1,910	73,306
Fabrinet*	1,748	64,484
KapStone Paper and Packaging Corp.	1,864	64,308
AAR Corp.	1,299	60,391
Haynes International, Inc.	1,440	52,906
Encore Wire Corp.	1,033	49,016
Briggs & Stratton Corp.	2,666	46,948
Bel Fuse, Inc. — Class B	2,189	45,750
Triumph Group, Inc.	2,204	43,198
Plexus Corp.*	609	36,260
Knowles Corp.*	2,250	34,425
Aegion Corp. — Class A*	1,132	29,149
Total Industrial		2,169,452
Financial - 13.2%
Enova International, Inc.*	3,995	146,017
INTL FCStone, Inc.*	2,415	124,880
OFG Bancorp	8,365	117,528
Stewart Information Services Corp.	2,621	112,886
American Equity Investment Life Holding Co.	3,119	112,284
First BanCorp*	13,230	101,210
CBL & Associates Properties, Inc. REIT[1]	17,532	97,653
Hersha Hospitality Trust REIT	4,540	97,383
PennyMac Mortgage Investment Trust REIT	4,650	88,303
Maiden Holdings Ltd.	10,698	82,909
Infinity Property & Casualty Corp.	498	70,890
Navigators Group, Inc.	1,010	57,570
New York Mortgage Trust, Inc. REIT[1]	9,560	57,456
United Fire Group, Inc.	1,029	56,091
World Acceptance Corp.*	495	54,950
Apollo Commercial Real Estate Finance, Inc. REIT	2,821	51,568
Invesco Mortgage Capital, Inc. REIT	3,242	51,548
ARMOUR Residential REIT, Inc.	2,255	51,437
Washington Prime Group, Inc. REIT	6,300	51,093
Capstead Mortgage Corp. REIT	5,487	49,109

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Financial - 13.2% (continued)
Opus Bank	1,457	$41,816
HomeStreet, Inc.*	1,458	39,293
United Insurance Holdings Corp.	1,779	34,833
DiamondRock Hospitality Co. REIT	2,716	33,352
Kite Realty Group Trust REIT	1,740	29,719
Horace Mann Educators Corp.	636	28,366
Total Financial		1,840,144
Consumer, Non-cyclical - 13.0%
Owens & Minor, Inc.	9,240	154,400
Dean Foods Co.	12,400	130,324
Universal Corp.	1,893	125,033
Kelly Services, Inc. — Class A	5,462	122,622
Andersons, Inc.	3,513	120,144
Seneca Foods Corp. — Class A*	4,437	119,799
Diplomat Pharmacy, Inc.*	4,624	118,190
Team, Inc.*,1	5,052	116,701
Magellan Health, Inc.*	1,080	103,626
SpartanNash Co.	3,370	86,003
LSC Communications, Inc.	5,431	85,049
SUPERVALU, Inc.*	4,041	82,921
TrueBlue, Inc.*	3,025	81,524
Navigant Consulting, Inc.*	3,057	67,682
FTI Consulting, Inc.*	1,050	63,504
ABM Industries, Inc.	1,680	49,022
Invacare Corp.	2,332	43,375
Cross Country Healthcare, Inc.*	3,466	38,993
Community Health Systems, Inc.*,1	11,527	38,270
AngioDynamics, Inc.*	1,680	37,363
Resources Connection, Inc.	1,921	32,465
Total Consumer, Non-cyclical		1,817,010
Energy - 9.2%
Green Plains, Inc.[1]	9,720	177,876
Renewable Energy Group, Inc.*	8,990	160,471
Pioneer Energy Services Corp.*	23,343	136,556
Cloud Peak Energy, Inc.*	34,174	119,267
Matrix Service Co.*	6,013	110,338
Unit Corp.*	3,404	87,006
Par Pacific Holdings, Inc.*	4,600	79,948
Archrock, Inc.	5,893	70,716
Flotek Industries, Inc.*	17,565	56,735
SunCoke Energy, Inc.*	3,941	52,810
Bristow Group, Inc.*	3,334	47,043
Helix Energy Solutions Group, Inc.*	5,202	43,333
Oil States International, Inc.*	1,340	43,014
Newpark Resources, Inc.*	3,715	40,308
Gulf Island Fabrication, Inc.	3,300	29,700
REX American Resources Corp.*	332	26,882
Total Energy		1,282,003
Technology - 5.4%
Insight Enterprises, Inc.*	2,925	143,120
Super Micro Computer, Inc.*,1	5,916	139,913
Digi International, Inc.*	7,206	95,120
Engility Holdings, Inc.*	3,005	92,073
CACI International, Inc. — Class A*	407	68,600
Photronics, Inc.*	7,269	57,970
Sykes Enterprises, Inc.*	1,550	44,609
Veeco Instruments, Inc.*	2,724	38,817
Diebold Nixdorf, Inc.[1]	2,870	34,297
ManTech International Corp. — Class A	580	31,111
Total Technology		745,630
Communications - 4.1%
Comtech Telecommunications Corp.	3,540	112,855
Gannett Company, Inc.	9,418	100,773
Iridium Communications, Inc.*	5,264	84,750
Scholastic Corp.[1]	1,639	72,624
New Media Investment Group, Inc.	3,336	61,649
Finisar Corp.*	2,640	47,520
Spok Holdings, Inc.	2,514	37,836
FTD Companies, Inc.*	6,457	29,961
Frontier Communications Corp.[1]	5,317	28,499
Total Communications		576,467
Basic Materials - 2.0%
PH Glatfelter Co.	4,162	81,533
Clearwater Paper Corp.*	2,109	48,718
Aceto Corp.	12,450	41,708
Hawkins, Inc.	1,161	41,041
A. Schulman, Inc.	800	35,600
AK Steel Holding Corp.*	7,720	33,505
Total Basic Materials		282,105
Total Common Stocks
(Cost $11,570,220)		13,892,866

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	$37,679	37,679
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	18,502	18,502
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	12,335	12,335
Total Repurchase Agreements
(Cost $68,516)		68,516

	Shares
SECURITIES LENDING COLLATERAL†,3 - 6.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[4]	883,244	883,244
Total Securities Lending Collateral
(Cost $883,244)		883,244
Total Investments - 106.5%
(Cost $12,521,980)		$14,844,626
Other Assets & Liabilities, net - (6.5)%		(910,058)
Total Net Assets - 100.0%		$13,934,568

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2018.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,892,866	$—	$—	$13,892,866
Repurchase Agreements	—	68,516	—	68,516
Securities Lending Collateral	883,244	—	—	883,244
Total Assets	$14,776,110	$68,516	$—	$14,844,626

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
MUTUAL FUNDS† - 13.6%
Guggenheim Strategy Fund II1	60,102	$1,501,954
Guggenheim Strategy Fund I1	59,885	1,499,510
Total Mutual Funds
(Cost $2,986,829)		3,001,464

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 21.6%
Federal Home Loan Bank[2]
1.36% due 07/03/18[3,4]	$4,000,000	3,999,622
1.75% due 12/03/18[3,4]	800,000	792,916
Total Federal Agency Discount Notes
(Cost $4,793,594)		4,792,538

U.S. TREASURY BILLS†† - 2.6%
U.S. Treasury Bills
1.72% due 07/12/18[3,4,7]	570,000	569,735
Total U.S. Treasury Bills
(Cost $569,689)		569,735

REPURCHASE AGREEMENTS††,5 - 67.1%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18[6]	8,179,922	8,179,922
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18[6]	4,016,728	4,016,728
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18[6]	2,677,819	2,677,819
Total Repurchase Agreements
(Cost $14,874,469)		14,874,469
Total Investments - 104.9%
(Cost $23,224,581)		$23,238,206
Other Assets & Liabilities, net - (4.9)%		(1,083,816)
Total Net Assets - 100.0%		$22,154,390

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	427	Sep 2018	$40,261,830	$(111,786)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Loss
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	2.36%	At Maturity	09/20/18	43,171	$4,061,995	$(13,972)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2018.
[7]	All or a portion of this security is pledged as futures collateral at June 30, 2018.

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$3,001,464	$—	$—	$3,001,464
Federal Agency Discount Notes	—	4,792,538	—	4,792,538
U.S. Treasury Bills	—	569,735	—	569,735
Repurchase Agreements	—	14,874,469	—	14,874,469
Total Assets	$3,001,464	$20,236,742	$—	$23,238,206

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts*	$111,786	$—	$—	$111,786
Currency Index Swap Agreements*	—	13,972	—	13,972
Total Liabilities	$111,786	$13,972	$—	$125,758

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended June 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 03/29/18	Additions	Reductions	Realized Gain	Change in Unrealized	Value 06/30/18	Shares 06/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$500,508	$1,000,000	$–	$–	$(998)	$1,499,510	59,885	$7,498
Guggenheim Strategy Fund II	1,753,056	–	(250,000)	699	(1,801)	1,501,954	60,102	11,098
	$2,253,564	$1,000,000	$(250,000)	$699	$(2,799)	$3,001,464		$18,596

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.3%
Software - 26.6%
Microsoft Corp.	44,955	$4,433,013
Oracle Corp.	50,078	2,206,437
Adobe Systems, Inc.*	7,124	1,736,902
salesforce.com, Inc.*	11,875	1,619,750
VMware, Inc. — Class A*	8,548	1,256,300
Activision Blizzard, Inc.	16,146	1,232,263
Intuit, Inc.	5,727	1,170,055
Electronic Arts, Inc.*	7,540	1,063,291
Fidelity National Information Services, Inc.	9,033	957,769
NetEase, Inc. ADR	3,540	894,452
Fiserv, Inc.*	11,922	883,301
ServiceNow, Inc.*	4,990	860,625
Autodesk, Inc.*	6,477	849,070
Workday, Inc. — Class A*	6,660	806,659
Paychex, Inc.	11,784	805,436
First Data Corp. — Class A*	33,665	704,608
Red Hat, Inc.*	5,189	697,246
Atlassian Corporation plc — Class A*	9,990	624,575
ANSYS, Inc.*	3,560	620,081
CA, Inc.	17,323	617,565
Citrix Systems, Inc.*	5,810	609,120
Broadridge Financial Solutions, Inc.	5,265	606,002
Take-Two Interactive Software, Inc.*	4,958	586,829
Momo, Inc. ADR*	13,067	568,415
Synopsys, Inc.*	6,630	567,329
SS&C Technologies Holdings, Inc.	10,920	566,748
Splunk, Inc.*	5,660	560,963
Cadence Design Systems, Inc.*	12,915	559,349
Akamai Technologies, Inc.*	7,497	549,005
PTC, Inc.*	5,673	532,184
Jack Henry & Associates, Inc.	3,952	515,183
CDK Global, Inc.	7,269	472,848
Black Knight, Inc.*	8,740	468,027
Tableau Software, Inc. — Class A*	4,590	448,673
Ultimate Software Group, Inc.*,1	1,714	441,029
Aspen Technology, Inc.*,1	4,360	404,346
Paycom Software, Inc.*	3,700	365,671
Blackbaud, Inc.	3,450	353,452
HubSpot, Inc.*,1	2,750	344,850
j2 Global, Inc.	3,853	333,708
2U, Inc.*	3,990	333,404
Nuance Communications, Inc.*	23,150	321,438
Box, Inc. — Class A*	11,790	294,632
CommVault Systems, Inc.*	4,140	272,619
Total Software		35,115,222
Internet - 18.9%
Alphabet, Inc. — Class A*	3,981	4,495,305
Facebook, Inc. — Class A*	19,636	3,815,667
Alibaba Group Holding Ltd. ADR*	8,620	1,599,269
Baidu, Inc. ADR*	4,569	1,110,267
eBay, Inc.*	26,203	950,121
Twitter, Inc.*	20,244	884,055
MercadoLibre, Inc.	2,483	742,243
Palo Alto Networks, Inc.*	3,385	695,516
VeriSign, Inc.*	4,794	658,791
Snap, Inc. — Class A*,1	49,010	641,541
Shopify, Inc. — Class A*	4,171	608,507
SINA Corp.*	7,117	602,739
YY, Inc. ADR*	5,901	592,873
Weibo Corp. ADR*,1	6,626	588,124
Symantec Corp.	27,758	573,203
IAC/InterActiveCorp*	3,690	562,688
CDW Corp.	6,958	562,137
GoDaddy, Inc. — Class A*	7,863	555,128
Zillow Group, Inc. — Class C*,1	8,922	526,933
F5 Networks, Inc.*	2,995	516,488
Match Group, Inc.*,1	12,998	503,543
GrubHub, Inc.*,1	4,443	466,115
Proofpoint, Inc.*	3,270	377,064
Twilio, Inc. — Class A*	6,634	371,637
Okta, Inc.*	7,310	368,205
Trade Desk, Inc. — Class A*	3,523	330,457
Stamps.com, Inc.*	1,294	327,447
Etsy, Inc.*	7,720	325,707
Yelp, Inc. — Class A*	7,415	290,520
FireEye, Inc.*	17,290	266,093
Total Internet		24,908,383
Semiconductors - 18.8%
Intel Corp.	47,297	2,351,134
NVIDIA Corp.	7,751	1,836,212
Texas Instruments, Inc.	15,118	1,666,760
Broadcom, Inc.	6,368	1,545,132
QUALCOMM, Inc.	25,938	1,455,641
Micron Technology, Inc.*	23,123	1,212,570
Applied Materials, Inc.	23,561	1,088,283
Analog Devices, Inc.	9,858	945,579
NXP Semiconductor N.V.*	8,357	913,169
Lam Research Corp.	4,955	856,472
Marvell Technology Group Ltd.	37,919	812,983
Taiwan Semiconductor Manufacturing Company Ltd. ADR	20,781	759,753
Microchip Technology, Inc.	7,831	712,229
ASML Holding N.V. — Class G	3,380	669,139
Skyworks Solutions, Inc.	6,874	664,372
Maxim Integrated Products, Inc.	11,023	646,609
Xilinx, Inc.	9,783	638,439
KLA-Tencor Corp.	6,068	622,152
Advanced Micro Devices, Inc.*	40,687	609,898
IPG Photonics Corp.*	2,445	539,440
Qorvo, Inc.*	6,284	503,788
ON Semiconductor Corp.*	20,981	466,513
Teradyne, Inc.	11,448	435,825
Cavium, Inc.*	4,750	410,875
Monolithic Power Systems, Inc.	2,850	380,960
Cypress Semiconductor Corp.	23,178	361,113
MKS Instruments, Inc.	3,685	352,654
Entegris, Inc.	9,890	335,271
Silicon Laboratories, Inc.*	3,260	324,696
Integrated Device Technology, Inc.*	9,948	317,142
Cirrus Logic, Inc.*	6,451	247,267
Ambarella, Inc.*,1	4,625	178,571
Total Semiconductors		24,860,641

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Computers - 13.5%
Apple, Inc.	26,222	$4,853,954
International Business Machines Corp.	13,008	1,817,218
Cognizant Technology Solutions Corp. — Class A	14,096	1,113,443
HP, Inc.	42,195	957,405
Accenture plc — Class A	4,987	815,823
DXC Technology Co.	9,506	766,279
Western Digital Corp.	9,831	761,018
NetApp, Inc.	9,561	750,825
Hewlett Packard Enterprise Co.	50,626	739,646
Infosys Ltd. ADR	37,635	731,248
Check Point Software Technologies Ltd.*	7,321	715,115
Seagate Technology plc	11,233	634,327
Fortinet, Inc.*	8,243	514,610
Amdocs Ltd.	7,330	485,173
Leidos Holdings, Inc.	8,204	484,036
Nutanix, Inc. — Class A*	8,574	442,161
Pure Storage, Inc. — Class A*	15,500	370,140
Lumentum Holdings, Inc.*	5,342	309,302
NCR Corp.*	9,941	298,031
NetScout Systems, Inc.*	8,388	249,124
Total Computers		17,808,878
Commercial Services - 6.3%
PayPal Holdings, Inc.*	19,263	1,604,030
Automatic Data Processing, Inc.	9,189	1,232,612
Worldpay, Inc. — Class A*	9,940	812,893
Square, Inc. — Class A*	12,860	792,690
FleetCor Technologies, Inc.*	3,440	724,636
Global Payments, Inc.	6,011	670,166
Total System Services, Inc.	7,485	632,632
Gartner, Inc.*	4,225	561,503
Western Union Co.	24,414	496,337
Sabre Corp.	16,670	410,749
Euronet Worldwide, Inc.*	4,010	335,918
Total Commercial Services		8,274,166
Telecommunications - 4.6%
Cisco Systems, Inc.	52,752	2,269,919
Motorola Solutions, Inc.	6,169	717,886
Arista Networks, Inc.*	2,668	686,983
Juniper Networks, Inc.	18,353	503,239
CommScope Holding Company, Inc.*	12,996	379,548
LogMeIn, Inc.	3,628	374,591
ARRIS International plc*	13,903	339,859
Ciena Corp.*	12,356	327,558
Finisar Corp.*,1	13,323	239,814
NETGEAR, Inc.*	3,600	225,000
Total Telecommunications		6,064,397
Electronics - 4.3%
Amphenol Corp. — Class A	9,381	817,554
Corning, Inc.	27,566	758,341
TE Connectivity Ltd.	7,291	656,628
Keysight Technologies, Inc.*	9,090	536,583
Flex Ltd.*	31,747	447,950
Trimble, Inc.*	13,631	447,642
FLIR Systems, Inc.	8,260	429,272
National Instruments Corp.	8,980	376,980
Jabil, Inc.	12,414	343,371
Coherent, Inc.*	2,020	315,968
Tech Data Corp.*	3,443	282,739
II-VI, Inc.*	5,948	258,441
Total Electronics		5,671,469
Diversified Financial Services - 4.2%
Visa, Inc. — Class A	20,084	2,660,126
Mastercard, Inc. — Class A	11,821	2,323,063
Alliance Data Systems Corp.	2,539	592,094
Total Diversified Financial Services		5,575,283
Electrical Components & Equipment - 0.7%
Littelfuse, Inc.	1,687	384,939
Universal Display Corp.[1]	3,590	308,740
Advanced Energy Industries, Inc.*	4,131	239,970
Total Electrical Components & Equipment		933,649
Office & Business Equipment - 0.6%
Zebra Technologies Corp. — Class A*	3,014	431,756
Xerox Corp.	15,603	374,472
Total Office & Business Equipment		806,228
Machinery-Diversified - 0.3%
Cognex Corp.	10,100	450,561
Energy-Alternate Sources - 0.3%
First Solar, Inc.*	7,151	376,572
Building Materials - 0.2%
Cree, Inc.*	7,426	308,699

Total Common Stocks
(Cost $104,500,127)		131,154,148

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	$458,474	458,474
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	225,133	225,133
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	150,088	150,088
Total Repurchase Agreements
(Cost $833,695)		833,695

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 2.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[4]	2,741,737	$2,741,737
Total Securities Lending Collateral
(Cost $2,741,737)		2,741,737
Total Investments - 102.0%
(Cost $108,075,559)		$134,729,580
Other Assets & Liabilities, net - (2.0)%		(2,644,912)
Total Net Assets - 100.0%		$132,084,668

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$131,154,148	$—	$—	$131,154,148
Repurchase Agreements	—	833,695	—	833,695
Securities Lending Collateral	2,741,737	—	—	2,741,737
Total Assets	$133,895,885	$833,695	$—	$134,729,580

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 101.2%
TELECOMMUNICATIONS - 90.0%
Verizon Communications, Inc.	5,182	$260,707
Cisco Systems, Inc.	5,715	245,917
AT&T, Inc.	7,648	245,577
T-Mobile US, Inc.*	2,102	125,595
Sprint Corp.*,1	15,116	82,231
CenturyLink, Inc.	4,283	79,835
Motorola Solutions, Inc.	669	77,852
Arista Networks, Inc.*	289	74,415
Juniper Networks, Inc.	1,989	54,538
Zayo Group Holdings, Inc.*	1,454	53,042
Ubiquiti Networks, Inc.*,1	514	43,546
Vodafone Group plc ADR	1,738	42,251
CommScope Holding Company, Inc.*	1,408	41,121
ARRIS International plc*	1,506	36,814
America Movil SAB de CV — Class L ADR	2,168	36,119
EchoStar Corp. — Class A*	805	35,742
Ciena Corp.*	1,338	35,470
ViaSat, Inc.*,1	531	34,897
China Mobile Ltd. ADR	719	31,916
BCE, Inc.	774	31,339
Vonage Holdings Corp.*	2,426	31,271
Telefonaktiebolaget LM Ericsson ADR	4,072	31,232
Telephone & Data Systems, Inc.	1,129	30,957
InterDigital, Inc.	356	28,800
Plantronics, Inc.	371	28,289
Viavi Solutions, Inc.*	2,698	27,628
Finisar Corp.*,1	1,444	25,992
NETGEAR, Inc.*	390	24,375
Iridium Communications, Inc.*	1,386	22,315
Infinera Corp.*	2,183	21,677
Oclaro, Inc.*	2,420	21,611
Acacia Communications, Inc.*,1	598	20,816
Consolidated Communications Holdings, Inc.	1,326	16,389
Extreme Networks, Inc.*	2,017	16,055
ADTRAN, Inc.	986	14,642
Frontier Communications Corp.[1]	1,773	9,503
Total Telecommunications		2,040,476
INTERNET - 7.8%
Palo Alto Networks, Inc.*	367	75,408
F5 Networks, Inc.*	324	55,874
Cogent Communications Holdings, Inc.	522	27,875
Boingo Wireless, Inc.*	736	16,626
Total Internet		175,783
COMPUTERS - 2.7%
Lumentum Holdings, Inc.*	579	33,524
NetScout Systems, Inc.*	909	26,997
Total Computers		60,521
ELECTRONICS - 0.7%
Applied Optoelectronics, Inc.*	377	16,927
Total Common Stocks
(Cost $1,833,709)		2,293,707

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.5%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	$18,663	18,663
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	9,164	9,164
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	6,110	6,110
Total Repurchase Agreements
(Cost $33,937)		33,937

	Shares
SECURITIES LENDING COLLATERAL†,3 - 19.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[4]	442,749	442,749
Total Securities Lending Collateral
(Cost $442,749)		442,749
Total Investments - 122.2%
(Cost $2,310,395)		$2,770,393
Other Assets & Liabilities, net - (22.2)%		(504,128)
Total Net Assets - 100.0%		$2,266,265

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,293,707	$—	$—	$2,293,707
Repurchase Agreements	—	33,937	—	33,937
Securities Lending Collateral	442,749	—	—	442,749
Total Assets	$2,736,456	$33,937	$—	$2,770,393

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 98.4%
Transportation - 46.3%
Union Pacific Corp.	14,849	$2,103,806
United Parcel Service, Inc. — Class B	17,478	1,856,688
CSX Corp.	23,663	1,509,226
FedEx Corp.	6,466	1,468,170
Norfolk Southern Corp.	8,766	1,322,526
J.B. Hunt Transport Services, Inc.	5,919	719,454
Expeditors International of Washington, Inc.	9,724	710,824
Old Dominion Freight Line, Inc.	4,641	691,323
XPO Logistics, Inc.*	6,732	674,412
CH Robinson Worldwide, Inc.	8,006	669,782
Kansas City Southern	6,263	663,628
Canadian National Railway Co.	6,610	540,368
Knight-Swift Transportation Holdings, Inc.	13,358	510,409
Canadian Pacific Railway Ltd.	2,687	491,775
Genesee & Wyoming, Inc. — Class A*	5,551	451,407
Kirby Corp.*	5,387	450,353
Schneider National, Inc. — Class B	16,220	446,212
Landstar System, Inc.	3,942	430,466
Ryder System, Inc.	5,513	396,164
ZTO Express Cayman, Inc. ADR	19,390	387,800
Werner Enterprises, Inc.	8,927	335,209
Saia, Inc.*	3,620	292,677
Atlas Air Worldwide Holdings, Inc.*	3,802	272,603
Forward Air Corp.	4,487	265,092
Heartland Express, Inc.	13,552	251,390
Air Transport Services Group, Inc.*	10,006	226,036
Hub Group, Inc. — Class A*	4,392	218,722
ArcBest Corp.	4,766	217,806
Echo Global Logistics, Inc.*	6,230	182,228
Total Transportation		18,756,556
Airlines - 16.1%
Delta Air Lines, Inc.	22,956	1,137,240
Southwest Airlines Co.	21,378	1,087,713
United Continental Holdings, Inc.*	12,529	873,647
American Airlines Group, Inc.	21,150	802,854
Alaska Air Group, Inc.	8,958	540,974
JetBlue Airways Corp.*	26,187	497,029
Ryanair Holdings plc ADR*	3,494	399,120
SkyWest, Inc.	6,152	319,289
Spirit Airlines, Inc.*	8,544	310,574
Allegiant Travel Co. — Class A	2,113	293,601
Hawaiian Holdings, Inc.	7,485	269,086
Total Airlines		6,531,127
Auto Parts & Equipment - 14.0%
Lear Corp.	3,679	683,595
BorgWarner, Inc.	13,300	574,028
Aptiv plc	5,669	519,450
Goodyear Tire & Rubber Co.	19,863	462,609
Adient plc	8,896	437,594
Autoliv, Inc.	2,975	426,080
Magna International, Inc.	7,211	419,175
Visteon Corp.*	3,051	394,311
Delphi Technologies plc	8,219	373,636
Dana, Inc.	16,522	333,579
Dorman Products, Inc.*	4,411	301,315
Tenneco, Inc.	6,738	296,203
Cooper Tire & Rubber Co.	8,802	231,493
American Axle & Manufacturing Holdings, Inc.*	14,110	219,552
Total Auto Parts & Equipment		5,672,620
Auto Manufacturers - 13.5%
Tesla, Inc.*,1	4,381	1,502,464
General Motors Co.	37,059	1,460,125
Ford Motor Co.	118,664	1,313,610
Fiat Chrysler Automobiles N.V.*	22,702	428,841
Ferrari N.V.	2,963	400,035
Tata Motors Ltd. ADR*	19,601	383,199
Total Auto Manufacturers		5,488,274
Commercial Services - 3.5%
AMERCO	1,520	541,348
Macquarie Infrastructure Corp.	9,180	387,396
Avis Budget Group, Inc.*	9,002	292,565
Hertz Global Holdings, Inc.*	13,818	211,968
Total Commercial Services		1,433,277
Leisure Time - 2.1%
Harley-Davidson, Inc.	12,453	524,023
LCI Industries	3,387	305,338
Total Leisure Time		829,361
Home Builders - 1.7%
Thor Industries, Inc.	4,703	458,025
Winnebago Industries, Inc.	5,690	231,014
Total Home Builders		689,039
Electronics - 1.2%
Gentex Corp.	21,183	487,633
Total Common Stocks
(Cost $33,244,333)		39,887,887

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	$225,202	225,202
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	110,585	110,585
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	73,723	73,723
Total Repurchase Agreements
(Cost $409,510)		409,510

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.77%[4]	739,347	$739,347
Total Securities Lending Collateral
(Cost $739,347)		739,347
Total Investments - 101.2%
(Cost $34,393,190)		$41,036,744
Other Assets & Liabilities, net - (1.2)%		(489,245)
Total Net Assets - 100.0%		$40,547,499

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of June 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$39,887,887	$—	$—	$39,887,887
Repurchase Agreements	—	409,510	—	409,510
Securities Lending Collateral	739,347	—	—	739,347
Total Assets	$40,627,234	$409,510	$—	$41,036,744

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 52.3%
Federal Home Loan Bank[2]
1.94% (1 Month USD LIBOR -0.14%) due 08/22/18[1]	$45,000,000	$45,000,000
2.03% (3 Month USD LIBOR -0.31%) due 08/15/18[1]	16,000,000	16,002,279
1.38% due 03/18/19	10,500,000	10,431,555
2.01% (1 Month USD LIBOR -0.08%) due 07/23/18[1]	4,850,000	4,850,114
1.94% (1 Month USD LIBOR -0.15%) due 07/25/18[1]	4,000,000	4,000,008
1.00% due 09/06/18	3,925,000	3,917,814
1.13% due 09/14/18	1,605,000	1,602,993
1.88% due 03/08/19	905,000	902,387
Total Federal Home Loan Bank		86,707,150
Federal Farm Credit Bank[2]
1.94% (U.S. Prime Rate -3.06%) due 06/05/19[1]	40,000,000	39,960,667
1.92% (U.S. Prime Rate -3.08%) due 03/12/19[1]	23,000,000	22,978,087
1.93% (U.S. Prime Rate -3.07%) due 02/20/19[1]	15,000,000	14,999,522
2.15% (U.S. Prime Rate -2.85%) due 08/10/18[1]	13,500,000	13,504,165
0.78% due 07/05/18	5,000,000	4,999,552
0.97% due 11/01/18	3,750,000	3,735,399
0.75% due 07/18/18	3,500,000	3,498,083
2.31% (3 Month USD LIBOR -0.03%) due 09/18/18[1]	2,000,000	2,000,620
0.93% due 09/06/18	440,000	439,122
5.05% due 08/01/18	100,000	100,281
Total Federal Farm Credit Bank		106,215,498
Fannie Mae[6]
1.88% due 09/18/18	19,000,000	18,997,946
1.13% due 01/04/19	3,500,000	3,480,336
0.88% due 07/27/18	650,000	649,626
Total Fannie Mae		23,127,908
Freddie Mac[6]
2.07% (3 Month USD LIBOR -0.28%) due 08/10/18[1]	2,410,000	2,410,137
Total Federal Agency Notes
(Cost $218,460,693)		218,460,693

FEDERAL AGENCY DISCOUNT NOTES†† - 15.1%
Federal Home Loan Bank[2]
1.91% due 10/01/18[3,4]	40,000,000	39,802,711
1.92% due 09/26/18[3,4]	13,000,000	12,939,680
1.67% due 12/04/18[3,4]	8,500,000	8,438,489
2.20% due 01/04/19[3,4]	1,000,000	988,572
1.78% due 12/03/18[3,4]	700,000	694,635
Total Federal Agency Discount Notes
(Cost $62,864,087)		62,864,087

REPURCHASE AGREEMENTS††,5 - 36.5%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	83,782,938	83,782,938
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	41,141,381	41,141,381
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	27,427,587	27,427,587
Total Repurchase Agreements
(Cost $152,351,906)		152,351,906
Total Investments - 103.9%
(Cost $433,676,686)		$433,676,686
Other Assets & Liabilities, net - (3.9)%		(16,088,356)
Total Net Assets - 100.0%		$417,588,330

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is the rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	Repurchase Agreements — See Note 4.
[6]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

USD — United States Dollar

LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$218,460,693	$—	$218,460,693
Federal Agency Discount Notes	—	62,864,087	—	62,864,087
Repurchase Agreements	—	152,351,906	—	152,351,906
Total Assets	$—	$433,676,686	$—	$433,676,686

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 99.6%
Electric - 81.8%
NextEra Energy, Inc.	14,063	$2,348,943
Duke Energy Corp.	25,082	1,983,485
Southern Co.	39,015	1,806,785
Dominion Energy, Inc.	25,597	1,745,203
Exelon Corp.	39,406	1,678,696
American Electric Power Company, Inc.	22,417	1,552,377
Sempra Energy	12,486	1,449,749
Public Service Enterprise Group, Inc.	25,382	1,374,181
Consolidated Edison, Inc.	16,792	1,309,440
Xcel Energy, Inc.	28,096	1,283,425
PG&E Corp.	29,319	1,247,817
WEC Energy Group, Inc.	18,704	1,209,214
Edison International	18,962	1,199,726
PPL Corp.	40,783	1,164,355
Eversource Energy	19,745	1,157,254
DTE Energy Co.	11,144	1,154,853
FirstEnergy Corp.	30,343	1,089,617
Avangrid, Inc.	20,245	1,071,568
Entergy Corp.	13,049	1,054,229
Evergy, Inc.	18,752	1,052,925
Ameren Corp.	16,910	1,028,974
CMS Energy Corp.	20,764	981,722
CenterPoint Energy, Inc.	32,996	914,319
Vistra Energy Corp.*	38,340	907,124
Alliant Energy Corp.	19,710	834,127
Pinnacle West Capital Corp.	9,933	800,203
AES Corp.	57,844	775,688
NRG Energy, Inc.	25,182	773,087
OGE Energy Corp.	19,510	686,947
MDU Resources Group, Inc.	21,458	615,415
SCANA Corp.	15,931	613,662
IDACORP, Inc.	6,180	570,043
ALLETE, Inc.	6,874	532,116
Portland General Electric Co.	12,055	515,472
Black Hills Corp.	7,941	486,069
Avista Corp.	9,130	480,786
PNM Resources, Inc.	12,066	469,367
NorthWestern Corp.	7,881	451,187
Hawaiian Electric Industries, Inc.	5,614	192,560
Total Electric		40,562,710
Gas - 13.6%
Atmos Energy Corp.	9,297	838,032
NiSource, Inc.	31,714	833,444
UGI Corp.	15,356	799,587
Vectren Corp.	8,861	633,118
WGL Holdings, Inc.	6,233	553,179
National Fuel Gas Co.	10,369	549,142
New Jersey Resources Corp.	11,857	530,601
ONE Gas, Inc.	7,057	527,440
Spire, Inc.	7,170	506,561
Southwest Gas Holdings, Inc.	6,586	502,314
South Jersey Industries, Inc.	13,650	456,865
Total Gas		6,730,283
Water - 3.5%
American Water Works Company, Inc.	12,195	1,041,209
Aqua America, Inc.	18,936	666,169
Total Water		1,707,378
Energy-Alternate Sources - 0.7%
Pattern Energy Group, Inc. — Class A	18,490	346,687
Pipelines - 0.0%
Kinder Morgan, Inc.	1	18
Total Common Stocks
(Cost $44,796,784)		49,347,076

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18	$175,439	175,439
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18	86,149	86,149
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18	57,432	57,432
Total Repurchase Agreements
(Cost $319,020)		319,020
Total Investments - 100.2%
(Cost $45,115,804)		$49,666,096
Other Assets & Liabilities, net - (0.2)%		(92,373)
Total Net Assets - 100.0%		$49,573,723

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$49,347,076	$—	$—	$49,347,076
Repurchase Agreements	—	319,020	—	319,020
Total Assets	$49,347,076	$319,020	$—	$49,666,096

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
MUTUAL FUNDS† - 15.7%
Guggenheim Strategy Fund I1	15,004	$375,701
Guggenheim Strategy Fund II1	15,033	375,680
Total Mutual Funds
(Cost $747,983)		751,381

	Face Amount
FEDERAL AGENCY NOTES†† - 21.0%
Federal Farm Credit Bank[7]
2.17% (U.S. Prime Rate - 2.83%) due 09/12/18[3]	$500,000	500,248
1.92% (U.S. Prime Rate - 3.08%) due 03/12/19[3]	500,000	499,576
Total Federal Farm Credit Bank		999,824
Total Federal Agency Notes
(Cost $999,973)		999,824

U.S. TREASURY BILLS†† - 3.0%
U.S. Treasury Bills
1.72% due 07/12/18[2,4,8]	145,000	144,933
Total U.S. Treasury Bills
(Cost $144,921)		144,933

REPURCHASE AGREEMENTS††,5 - 45.4%
JPMorgan Chase & Co. issued 06/29/18 at 2.10% due 07/02/18[6]	1,188,932	1,188,932
Barclays Capital issued 06/29/18 at 2.07% due 07/02/18[6]	583,822	583,822
Bank of America Merrill Lynch issued 06/29/18 at 2.08% due 07/02/18[6]	389,214	389,214
Total Repurchase Agreements
(Cost $2,161,968)		2,161,968
Total Investments - 85.1%
(Cost $4,054,845)		$4,058,106
Other Assets & Liabilities, net - 14.9%		708,808
Total Net Assets - 100.0%		$4,766,914

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	88	Sep 2018	$8,297,520	$11,038

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	2.36%	At Maturity	09/20/18	12,786	$1,203,019	$560

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Variable rate security. Rate indicated is the rate effective at June 30, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	Zero coupon rate security.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2018.
[7]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[8]	All or a portion of this security is pledged as futures collateral at June 30, 2018.

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

The following table summarizes the inputs used to value the Fund's investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$751,381	$—	$—	$751,381
Federal Agency Notes	—	999,824	—	999,824
U.S. Treasury Bills	—	144,933	—	144,933
Repurchase Agreements	—	2,161,968	—	2,161,968
Currency Futures Contracts*	11,038	—	—	11,038
Currency Index Swap Agreements*	—	560	—	560
Total Assets	$762,419	$3,307,285	$—	$4,069,704

*	This derivative is reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended June 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 03/29/18	Additions	Reductions	Realized Gain	Change in Unrealized	Value 06/30/18	Shares 06/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$375,851	$–	$–	$–	$(150)	$375,701	15,004	$2,465
Guggenheim Strategy Fund II	375,981	–	–	–	(301)	375,680	15,033	2,632
	$751,832	$–	$–	$–	$(451)	$751,381		$5,097

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

This report covers the Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Dow Jones Industrial Average® Fund, Electronics Fund, Emerging Markets 2x Strategy Fund, Emerging Markets Bond Strategy Fund, Energy Fund, Energy Services Fund, Europe 1.25x Strategy Fund, Event Driven and Distressed Strategies Fund, Financial Services Fund, Government Long Bond 1.2x Strategy Fund, Health Care Fund, High Yield Strategy Fund, Internet Fund, Inverse Emerging Markets 2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Inverse High Yield Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500® Strategy Fund, Japan 2x Strategy Fund, Leisure Fund, Long Short Equity Fund, Mid-Cap 1.5x Strategy Fund, Monthly Rebalance NASDAQ-100® 2x Strategy Fund, NASDAQ-100® Fund, Nova Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® Fund, S&P 500® Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, S&P SmallCap 600® Pure Value Fund, Strengthening Dollar 2x Strategy Fund, Technology Fund, Telecommunications Fund, Transportation Fund, U.S. Government Money Market Fund, Utilities Fund and Weakening Dollar 2x Strategy Fund (the "Funds"), each a non-diversified investment company, with the exception of the U.S. Government Money Market Fund, which is a diversified investment company.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Open-end investment companies ("mutual funds") are valued at their net asset value per share (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") are valued at the last quoted sale price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at NAV.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter ("OTC") swap agreements and credit default swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments ("GI"), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other asests on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like an exchange-traded futures contract. Upon entering into certain centrally cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. The exchange bears the risk of loss for interest rate swaps.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the Funds enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The tables included in the Emerging Markets Bond Strategy Fund, Event Driven and Distressed Strategies Fund, High Yield Strategy Fund and Inverse High Yield Strategy Fund Schedules of Investments summarizes the information with regard to sold protection on credit default swap contracts as of June 30, 2018.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2018, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
JPMorgan Chase & Co.			U.S. Treasury Notes
2.10%			1.88% - 2.38%
Due 07/02/18	$209,070,256	$209,106,843	08/31/22 - 08/15/25	$131,797,800	$128,085,441
			U.S. Treasury Bonds
			2.50% - 2.38%
			02/15/45 - 05/15/47	85,113,600	85,181,130
					213,266,571

Barclays Capital			U.S. TIP Notes
2.07%			0.39% - 1.00%
Due 07/02/18	102,663,372	102,681,081	07/15/23 - 02/15/48	104,507,998	104,281,274
			U.S. Treasury Note
			1.88%
			03/31/22	462,300	451,164
					104,732,438

Bank of America Merrill Lynch			U.S. TIP Notes
2.08%			0.63%
Due 07/02/18	68,442,248	68,454,111	04/15/23	49,893,303	49,865,753
			U.S. Treasury Note
			2.63%
			06/15/21	19,923,800	19,954,579
					69,820,332

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At June 30, 2018, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Banking Fund	$235,037	$242,660
Basic Materials Fund	747,951	762,606
Biotechnology Fund	8,442,924	8,568,882
Consumer Products Fund	6,740,347	6,957,830
Electronics Fund	1,048,477	1,102,598
Emerging Markets 2x Strategy Fund	233,731	237,096
Energy Fund	1,168,613	1,212,564
Energy Services Fund	1,595,718	1,655,609
Europe 1.25x Strategy Fund	3,308	3,407
Event Driven and Distressed Strategies Fund	24,905	25,948
Financial Services Fund	170,748	173,855
Health Care Fund	778,606	799,949
Internet Fund	5,569,568	5,696,814
Leisure Fund	1,143,446	1,188,315
Long Short Equity Fund	49,007	50,047
Mid-Cap 1.5x Strategy Fund	7,650	7,883
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	520,577	540,722
NASDAQ-100® Fund	6,863,586	7,123,347
Nova Fund	1,711,424	1,752,477
Precious Metals Fund	2,058,232	2,105,327
Real Estate Fund	85,657	87,986
Retailing Fund	2,883,710	2,942,984
Russell 2000® 1.5x Strategy Fund	76,189	78,361
Russell 2000® Fund	1,076,110	1,107,857
S&P 500® Fund	400,280	410,876
S&P 500® Pure Value Fund	233,585	248,450
S&P MidCap 400® Pure Growth Fund	1,989,498	2,008,992
S&P MidCap 400® Pure Value Fund	910,076	944,064
S&P SmallCap 600® Pure Growth Fund	1,144,470	1,179,665
S&P SmallCap 600® Pure Value Fund	849,041	883,244
Technology Fund	2,680,554	2,741,737
Telecommunications Fund	428,794	442,749
Transportation Fund	710,249	739,347

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Banking Fund	$23,183,976	$1,019,228	$(83,641)	$935,587
Basic Materials Fund	38,502,965	5,518,638	(112,358)	5,406,280
Biotechnology Fund	197,891,429	109,539,938	(3,898,266)	105,641,672
Consumer Products Fund	123,577,218	47,683,769	(785,805)	46,897,964
Dow Jones Industrial Average® Fund	54,565,882	8,160,537	(501,621)	7,658,916
Electronics Fund	21,720,459	4,353,975	(79,102)	4,274,873
Emerging Markets 2x Strategy Fund	11,922,167	335,242	(100,703)	234,539
Emerging Markets Bond Strategy Fund	946,815	2,707	(17,359)	(14,652)
Energy Fund	47,487,458	–	(3,843,644)	(3,843,644)
Energy Services Fund	29,347,024	–	(2,362,445)	(2,362,445)
Europe 1.25x Strategy Fund	3,223,254	–	(83,522)	(83,522)
Event Driven and Distressed Strategies Fund	2,780,866	131,152	(22,574)	108,578
Financial Services Fund	36,468,522	3,866,503	(177,731)	3,688,772
Government Long Bond 1.2x Strategy Fund	103,885,773	2,930,762	–	2,930,762
Health Care Fund	74,326,219	255,095	(862,276)	(607,181)
High Yield Strategy Fund	268,858,242	563,358	(2,120,689)	(1,557,331)
Internet Fund	97,934,931	11,385,177	(677,309)	10,707,868
Inverse Emerging Markets 2x Strategy Fund	1,643,599	5,536	(21,204)	(15,668)
Inverse Government Long Bond Strategy Fund	111,692,410	161,799	(3,210,368)	(3,048,569)
Inverse High Yield Strategy Fund	7,578,505	82,413	(4,454)	77,959
Inverse Mid-Cap Strategy Fund	874,481	5,128	(1,716)	3,412
Inverse NASDAQ-100® Strategy Fund	9,775,972	24,962	(66,749)	(41,787)
Inverse Russell 2000® Strategy Fund	4,683,687	44,934	(2,680)	42,254
Inverse S&P 500® Strategy Fund	59,066,427	136,047	(339,231)	(203,184)
Japan 2x Strategy Fund	4,765,097	682	(37,731)	(37,049)
Leisure Fund	20,005,846	2,703,269	(63,050)	2,640,219
Long Short Equity Fund	31,189,517	1,365,266	(2,663,891)	(1,298,625)
Mid-Cap 1.5x Strategy Fund	19,916,006	92,027	(202,463)	(110,436)
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	84,224,017	5,512,188	(487,453)	5,024,735
NASDAQ-100® Fund	684,260,265	507,014,611	(7,959,259)	499,055,352
Nova Fund	446,839,188	6,491,712	(10,252,387)	(3,760,675)
Precious Metals Fund	71,364,172	–	(18,496,715)	(18,496,715)
Real Estate Fund	19,673,122	–	(1,158,928)	(1,158,928)
Retailing Fund	72,408,555	5,859,776	(471,024)	5,388,752
Russell 2000® 1.5x Strategy Fund	13,931,395	274,456	(228,719)	45,737
Russell 2000® Fund	48,884,039	4,306,337	(859,863)	3,446,474
S&P 500® Fund	163,992,295	28,849,486	(767,863)	28,081,623
S&P 500® Pure Growth Fund	119,645,690	30,826,152	(2,524,381)	28,301,771
S&P 500® Pure Value Fund	67,319,259	8,867,990	(1,727,733)	7,140,257
S&P MidCap 400® Pure Growth Fund	110,381,988	11,491,636	(5,009,159)	6,482,477
S&P MidCap 400® Pure Value Fund	16,568,912	942,908	(167,920)	774,988
S&P SmallCap 600® Pure Growth Fund	36,382,849	3,898,161	(531,926)	3,366,235
S&P SmallCap 600® Pure Value Fund	13,935,515	1,062,891	(153,780)	909,111
Strengthening Dollar 2x Strategy Fund	23,225,898	13,452	(126,902)	(113,450)
Technology Fund	115,538,846	20,033,047	(842,313)	19,190,734
Telecommunications Fund	2,596,937	184,199	(10,743)	173,456
Transportation Fund	37,368,008	3,764,653	(95,917)	3,668,736
U.S. Government Money Market Fund	433,676,686	–	–	–
Utilities Fund	48,607,697	1,058,399	–	1,058,399
Weakening Dollar 2x Strategy Fund	4,055,184	14,960	(440)	14,520

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global

Classification Scheme.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President

Date	August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President

Date	August 29, 2018

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	August 29, 2018

*	Print the name and title of each signing officer under his or her signature.